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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 10/31


Date of reporting period: 7/31/07


Item 1. Schedule of Investments.



INTECH Risk-Managed Stock Fund


Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                 Value
----------------------------------------------------------------------------------------------------------------
Common Stock - 93.9%
Advertising Agencies - 0.7%
           184,400    Interpublic Group of Companies, Inc.*,#                                  $       1,934,356
            39,500    Omnicom Group, Inc.                                                              2,048,865
                                                                                                       3,983,221
Aerospace and Defense - 3.3%
            26,100    Boeing Co.                                                                       2,699,523
            49,400    General Dynamics Corp.                                                           3,880,864
            84,500    Lockheed Martin Corp.                                                            8,321,560
             1,900    Northrop Grumman Corp.                                                             144,590
            48,800    Raytheon Co.                                                                     2,701,568
             3,600    Rockwell Collins, Inc.                                                             247,320
                                                                                                      17,995,425
Aerospace and Defense - Equipment - 0.1%
             6,700    B.F. Goodrich Co.                                                                  421,497
Agricultural Chemicals - 0.2%
            16,200    Monsanto Co.                                                                     1,044,090
Apparel Manufacturers - 1.7%
            92,100    Coach, Inc.*                                                                     4,186,866
            21,900    Polo Ralph Lauren Corp.                                                          1,956,765
            33,400    VF Corp.                                                                         2,865,386
                                                                                                       9,009,017
Applications Software - 0.9%
            63,100    Compuware Corp.*,#                                                                 588,723
             1,400    Intuit, Inc.*                                                                       40,096
           151,200    Microsoft Corp.                                                                  4,383,288
                                                                                                       5,012,107
Athletic Footwear - 0.5%
            49,000    NIKE, Inc. - Class B                                                             2,766,050
Audio and Video Products - 0.3%
            11,900    Harman International Industries, Inc.                                            1,380,400
Automotive - Cars and Light Trucks - 0.2%
            26,500    General Motors Corp.#                                                              858,600
Automotive - Medium and Heavy Duty Trucks - 0.7%
            49,000    PACCAR, Inc.                                                                     4,009,180
Automotive - Truck Parts and Equipment - Original - 0.5%
            22,200    Johnson Controls, Inc.#                                                          2,511,930
Beverages - Non-Alcoholic - 0.8%
            21,800    Coca-Cola Co.                                                                    1,135,998
            44,700    PepsiCo, Inc.                                                                    2,933,214
                                                                                                       4,069,212
Brewery - 0.4%
             4,000    Anheuser-Busch Companies, Inc.                                                     195,080
            19,800    Molson Coors Brewing Co. - Class B                                               1,761,012
                                                                                                       1,956,092
Broadcast Services and Programming - 0.4%
            57,500    Clear Channel Communications, Inc.                                               2,121,750
Building Products - Air and Heating - 0%
             4,400    American Standard Companies, Inc.                                                  237,820
Cable Television - 2.3%
           227,800    Comcast Corp. - Class A*                                                         5,984,306
           280,700    DIRECTV Group, Inc.*                                                             6,290,487
                                                                                                      12,274,793
Casino Hotels - 0.6%
            35,400    Harrah's Entertainment, Inc.                                                     2,998,026
Casino Services - 0.2%
            24,200    International Game Technology                                                      854,744
Chemicals - Diversified - 0.2%
            19,400    Dow Chemical Co.                                                                   843,512
               300    E.I. du Pont de Nemours and Co.                                                     14,019
                                                                                                         857,531
Chemicals - Specialty - 0.3%
             8,000    Ecolab, Inc.                                                                       336,880
               900    Hercules, Inc.*                                                                     18,684
            20,900    International Flavors & Fragrances, Inc.                                         1,047,299
             2,600    Sigma-Aldrich Corp.                                                                117,832
                                                                                                       1,520,695
Coatings and Paint Products - 0.3%
            24,400    Sherwin-Williams Co.                                                             1,700,436
Commercial Banks - 0.4%
            29,600    Compass Bancshares, Inc.                                                         2,050,688
Commercial Services - 0.2%
            57,200    Convergys Corp.*                                                                 1,089,660
Commercial Services - Finance - 0%
             5,300    Equifax, Inc.                                                                      214,438
               300    Moody's Corp.                                                                       16,140
                                                                                                         230,578
Computer Services - 0.1%
             7,300    Cognizant Technology Solutions Corp.*                                              591,154
Computers - 2.5%
            35,900    Apple, Inc.*                                                                     4,730,184
           132,400    Hewlett-Packard Co.                                                              6,094,372
            25,000    IBM Corp.                                                                        2,766,250
                                                                                                      13,590,806
Computers - Integrated Systems - 0.3%
            26,600    NCR Corp.*                                                                       1,389,052
Computers - Memory Devices - 0.1%
            40,300    EMC Corp.*                                                                         745,953
Computers - Peripheral Equipment - 0%
               300    Lexmark International Group, Inc. - Class A*                                        11,862
Consumer Products - Miscellaneous - 0.2%
            12,600    Kimberly-Clark Corp.                                                               847,602
Containers - Metal and Glass - 0.2%
            22,500    Ball Corp.                                                                       1,153,575
Containers - Paper and Plastic - 0.3%
            39,300    Pactiv Corp.*                                                                    1,242,273
             4,100    Sealed Air Corp.                                                                   111,725
                                                                                                       1,353,998
Cosmetics and Toiletries - 3.1%
            35,600    Avon Products, Inc.                                                              1,281,956
            94,900    Colgate-Palmolive Co.                                                            6,263,400
            21,900    Estee Lauder Companies, Inc. - Class A                                             985,938
           129,987    Procter & Gamble Co.                                                             8,040,996
                                                                                                      16,572,290
Cruise Lines - 0.1%
            12,100    Carnival Corp. (U.S. Shares)                                                       536,151
Data Processing and Management - 0.7%
               300    Automatic Data Processing, Inc.                                                     13,926
            24,300    Fidelity National Information Services, Inc.                                     1,206,009
            73,000    First Data Corp.                                                                 2,320,670
             2,900    Fiserv, Inc.*                                                                      143,318
                                                                                                       3,683,923
Disposable Medical Products - 0%
             1,600    C.R. Bard, Inc.                                                                    125,552
Diversified Operations - 1.5%
           185,800    General Electric Co.                                                             7,201,608
            13,300    Honeywell International, Inc.                                                      764,883
                                                                                                       7,966,491
E-Commerce/Products - 0.6%
            43,100    Amazon.com, Inc.*                                                                3,385,074
E-Commerce/Services - 0.5%
             3,700    eBay, Inc.*                                                                        119,880
            84,400    IAC/InterActiveCorp*                                                             2,425,656
                                                                                                       2,545,536
Electric - Generation - 0.3%
            87,100    AES Corp.*,#                                                                     1,711,515
Electric - Integrated - 10.9%
            51,200    Allegheny Energy, Inc.*                                                          2,674,176
           126,400    American Electric Power Company, Inc.                                            5,497,136
           135,100    CenterPoint Energy, Inc.                                                         2,226,448
            86,700    CMS Energy Corp.                                                                 1,401,072
             2,800    Consolidated Edison, Inc.                                                          122,304
            70,900    Constellation Energy Group, Inc.                                                 5,941,420
             4,300    Dominion Resources, Inc.                                                           362,146
            15,300    DTE Energy Co.#                                                                    709,614
             9,800    Duke Energy Corp.                                                                  166,894
            33,200    Edison International                                                             1,755,948
            74,200    Entergy Corp.                                                                    7,417,032
            25,100    Exelon Corp.                                                                     1,760,765
            85,800    FirstEnergy Corp.                                                                5,212,350
           159,600    FPL Group, Inc.                                                                  9,213,707
             2,752    Integrys Energy Group, Inc.                                                        136,196
            75,800    PG&E Corp.                                                                       3,244,998
            20,700    Pinnacle West Capital Corp.                                                        775,836
            61,400    PPL Corp.                                                                        2,894,396
             2,300    Progress Energy, Inc.                                                              100,418
            12,400    Public Service Enterprise Group, Inc.                                            1,068,260
             6,600    Southern Co.                                                                       222,024
            10,000    TECO Energy, Inc.                                                                  161,400
            39,000    TXU Corp.                                                                        2,544,750
           146,200    Xcel Energy, Inc.                                                                2,967,860
                                                                                                      58,577,150
Electronic Components - Semiconductors - 0.3%
            19,400    MEMC Electronic Materials, Inc.*                                                 1,189,608
             8,000    NVIDIA Corp.*                                                                      366,080
                                                                                                       1,555,688
Electronic Forms - 0.1%
            11,400    Adobe Systems, Inc.*                                                               459,306
Electronics - Military - 0%
             2,400    L-3 Communications Holdings, Inc.                                                  234,144
Engines - Internal Combustion - 0.3%
            11,400    Cummins, Inc.                                                                    1,353,180
Enterprise Software/Services - 1.2%
            51,700    BMC Software, Inc.*                                                              1,484,824
           247,942    Oracle Corp.*                                                                    4,740,651
                                                                                                       6,225,475
Entertainment Software - 0%
             2,500    Electronic Arts, Inc.*                                                             121,600
Fiduciary Banks - 0.2%
            25,600    Bank of New York Mellon Corporation                                              1,089,280
               900    Northern Trust Corp.                                                                56,214
                                                                                                       1,145,494
Filtration and Separations Products - 0.4%
            45,300    Pall Corp.                                                                       1,880,856
Finance - Credit Card - 0%
             5,650    Discover Financial Services*                                                       130,233
Finance - Investment Bankers/Brokers - 2.3%
            67,400    Citigroup, Inc.                                                                  3,138,818
            32,400    Goldman Sachs Group, Inc.                                                        6,102,216
            43,700    JP Morgan Chase & Co.                                                            1,923,237
             4,700    Merrill Lynch & Company, Inc.                                                      348,740
            17,400    Morgan Stanley Co.                                                               1,111,338
                                                                                                      12,624,349
Finance - Other Services - 0.3%
             3,000    CME Group, Inc.                                                                  1,657,500
Financial Guarantee Insurance - 0.1%
             2,200    Ambac Financial Group, Inc.                                                        147,730
             3,400    MBIA, Inc.                                                                         190,740
                                                                                                         338,470
Food - Confectionary - 0.3%
            30,200    Wm. Wrigley Jr. Co.                                                              1,741,936
Food - Dairy Products - 0.2%
            37,800    Dean Foods Co.                                                                   1,087,506
Food - Diversified - 1.3%
             7,500    Campbell Soup Co.                                                                  276,225
            61,200    ConAgra Foods, Inc.                                                              1,551,420
            40,400    General Mills, Inc.                                                              2,247,048
            59,800    H.J. Heinz Co.                                                                   2,616,848
             5,400    Kellogg Co.                                                                        279,774
             7,800    McCormick & Company, Inc.                                                          266,448
                                                                                                       7,237,763
Food - Meat Products - 0.4%
           101,400    Tyson Foods, Inc. - Class A                                                      2,159,820
Food - Retail - 1.9%
           195,100    Kroger Co.                                                                       5,064,796
           164,300    Safeway, Inc.                                                                    5,236,241
                                                                                                      10,301,037
Food - Wholesale/Distribution - 0.7%
            87,400    Supervalu, Inc.                                                                  3,641,958
             3,300    Sysco Corp.                                                                        105,204
                                                                                                       3,747,162
Forestry - 0.4%
            28,500    Weyerhaeuser Co.                                                                 2,030,340
Gas - Distribution - 0.6%
             2,000    KeySpan Corp.                                                                       83,100
             4,000    Nicor, Inc.                                                                        157,640
             7,100    NiSource, Inc.                                                                     135,397
            55,000    Sempra Energy Co.                                                                2,899,600
                                                                                                       3,275,737
Home Decoration Products - 0.1%
            27,200    Newell Rubbermaid, Inc.                                                            719,440
Hotels and Motels - 0.4%
            15,700    Hilton Hotels Corp.                                                                694,097
            36,900    Marriott International, Inc. - Class A                                           1,533,195
                                                                                                       2,227,292
Independent Power Producer - 0.3%
           161,200    Dynegy, Inc.*                                                                    1,436,292
Instruments - Scientific - 1.3%
               800    Applera Corp. - Applied Biosystems Group                                            24,976
            11,700    PerkinElmer, Inc.                                                                  325,611
            91,200    Thermo Electron Corp.*                                                           4,761,552
            36,800    Waters Corp.*                                                                    2,143,968
                                                                                                       7,256,107
Insurance Brokers - 0%
             3,900    Marsh & McLennan Companies, Inc.                                                   107,445
Internet Infrastructure Software - 0%
             6,600    Akamai Technologies, Inc.*                                                         224,136
Internet Security - 0.1%
            25,900    Symantec Corp.*                                                                    497,280
             4,900    VeriSign, Inc.*                                                                    145,481
                                                                                                         642,761
Investment Companies - 0%
             6,700    American Capital Strategies, Ltd.#                                                 254,399
Investment Management and Advisory Services - 0.6%
            16,500    Ameriprise Financial, Inc.                                                         994,455
            17,200    Franklin Resources, Inc.                                                         2,190,764
             2,900    T. Rowe Price Group, Inc.                                                          151,177
                                                                                                       3,336,396
Life and Health Insurance - 1.5%
            74,600    CIGNA Corp.                                                                      3,852,344
            14,930    Lincoln National Corp.                                                             900,578
             8,100    Principal Financial Group, Inc.                                                    456,759
             9,500    Prudential Financial, Inc.                                                         841,985
             2,900    Torchmark Corp.                                                                    178,466
            71,500    UnumProvident Corp.                                                              1,737,450
                                                                                                       7,967,582
Machinery - Construction and Mining - 0.4%
            27,500    Terex Corp.*                                                                     2,371,875
Machinery - Farm - 0.2%
            10,300    Deere & Co.                                                                      1,240,326
Medical - Biomedical and Genetic - 0.5%
            40,000    Celgene Corp.*                                                                   2,422,400
Medical - Drugs - 4.1%
            63,600    Abbott Laboratories                                                              3,223,884
            13,500    Allergan, Inc.#                                                                    784,755
            20,200    Bristol-Myers Squibb Co.                                                           573,882
            27,900    Forest Laboratories, Inc.*                                                       1,121,580
            20,900    King Pharmaceuticals, Inc.*                                                        355,509
           243,900    Merck & Company, Inc.                                                           12,109,634
            12,800    Pfizer, Inc.                                                                       300,928
           118,900    Schering-Plough Corp.                                                            3,393,406
             5,300    Wyeth                                                                              257,156
                                                                                                      22,120,734
Medical - Generic Drugs - 0%
             7,500    Watson Pharmaceuticals, Inc.*                                                      228,150
Medical - HMO - 0.3%
            15,300    Aetna, Inc.                                                                        735,471
             6,200    Humana, Inc.*                                                                      397,358
             5,300    UnitedHealth Group, Inc.                                                           256,679
                                                                                                       1,389,508
Medical - Nursing Homes - 0.3%
            23,700    Manor Care, Inc.                                                                 1,501,395
Medical - Wholesale Drug Distributors - 0.1%
            15,200    AmerisourceBergen Corp.                                                            716,072
Medical Instruments - 0%
             3,800    St. Jude Medical, Inc.*                                                            163,932
Medical Labs and Testing Services - 0.3%
            19,900    Laboratory Corporation of America Holdings*                                      1,469,615
Medical Products - 2.8%
            87,500    Baxter International, Inc.                                                       4,602,500
             9,700    Becton, Dickinson and Co.                                                          740,692
            31,500    Johnson & Johnson                                                                1,905,750
            78,500    Stryker Corp.                                                                    4,900,755
            40,100    Zimmer Holdings, Inc.*                                                           3,118,176
                                                                                                      15,267,873
Metal - Diversified - 0.2%
            10,304    Freeport-McMoRan Copper & Gold, Inc. - Class B                                     968,370
Metal Processors and Fabricators - 0.8%
            30,700    Precision Castparts Corp.                                                        4,207,742
Motorcycle and Motor Scooter Manufacturing - 0.3%
            31,400    Harley-Davidson, Inc.#                                                           1,799,848
Multi-Line Insurance - 2.2%
               900    Allstate Corp.                                                                      47,835
            33,000    American International Group, Inc.                                               2,117,940
             1,400    Assurant, Inc.                                                                      71,008
           165,400    Loews Corp.                                                                      7,839,960
            20,400    MetLife, Inc.                                                                    1,228,488
             3,600    XL Capital, Ltd. - Class A (U.S. Shares)                                           280,296
                                                                                                      11,585,527
Multimedia - 2.2%
            31,000    McGraw-Hill Companies, Inc.                                                      1,875,500
             9,200    Meredith Corp.                                                                     519,708
           241,800    News Corporation, Inc. - Class A                                                 5,106,816
            87,000    Time Warner, Inc.                                                                1,675,620
            88,100    Walt Disney Co.#                                                                 2,907,300
                                                                                                      12,084,944
Networking Products - 1.3%
           191,100    Cisco Systems, Inc.*                                                             5,524,701
            45,800    Juniper Networks, Inc.*                                                          1,372,168
                                                                                                       6,896,869
Office Automation and Equipment - 0.1%
            17,000    Xerox Corp.*                                                                       296,820
Oil - Field Services - 0.1%
             6,600    Schlumberger, Ltd. (U.S. Shares)                                                   625,152
Oil Companies - Exploration and Production - 0.2%
             2,600    Devon Energy Corp.                                                                 193,986
            13,300    XTO Energy, Inc.                                                                   725,249
                                                                                                         919,235
Oil Companies - Integrated - 3.4%
            42,333    Chevron Corp.                                                                    3,609,312
             1,500    ConocoPhillips                                                                     121,260
           146,600    Exxon Mobil Corp.                                                               12,480,058
            39,622    Marathon Oil Corp.                                                               2,187,134
                                                                                                      18,397,764
Oil Field Machinery and Equipment - 0.2%
             9,200    National-Oilwell Varco, Inc.*                                                    1,105,012
Optical Supplies - 0.1%
            11,900    Bausch & Lomb, Inc.                                                                760,767
Paper and Related Products - 0.4%
             5,600    MeadWestvaco Corp.                                                                 182,224
            37,600    Temple-Inland, Inc.                                                              2,185,688
                                                                                                       2,367,912
Pharmacy Services - 0.5%
            31,917    Medco Health Solutions, Inc.*                                                    2,593,895
Pipelines - 0.1%
             2,800    Questar Corp.                                                                      144,172
             5,100    Williams Companies, Inc.                                                           164,475
                                                                                                         308,647
Printing - Commercial - 0.2%
            19,300    R.R. Donnelley & Sons Co.                                                          815,618
Property and Casualty Insurance - 0.3%
             1,000    Chubb Corp.                                                                         50,410
            11,400    SAFECO Corp.                                                                       666,558
            19,400    Travelers Companies, Inc.                                                          985,132
                                                                                                       1,702,100
Publishing - Newspapers - 0.1%
            10,000    Dow Jones & Company, Inc.#                                                         573,800
Quarrying - 0.5%
            30,300    Vulcan Materials Co.                                                             2,900,316
Real Estate Management/Services - 0.1%
            12,800    CB Richard Ellis Group, Inc.*                                                      446,976
REIT - Apartments - 0.2%
            11,300    Apartment Investment & Management Co. - Class A                                    477,425
            11,500    Archstone-Smith Trust, Inc.                                                        660,215
               300    Avalonbay Communities, Inc.                                                         32,391
             4,300    Equity Residential Properties Trust                                                171,183
                                                                                                       1,341,214
REIT - Diversified - 0.4%
            20,500    Vornado Realty Trust#                                                            2,194,115
REIT - Hotels - 0%
             5,400    Host Marriott Corp.                                                                114,048
REIT - Office Property - 0.8%
            47,100    Boston Properties, Inc.                                                          4,450,479
REIT - Regional Malls - 0.3%
            17,600    General Growth Properties, Inc.                                                    844,448
             9,000    Simon Property Group, Inc.                                                         778,770
                                                                                                       1,623,218
REIT - Shopping Centers - 0.2%
             3,200    Developers Diversified Realty Corp.                                                153,600
            23,900    Kimco Realty Corp.                                                                 892,187
                                                                                                       1,045,787
REIT - Storage - 0%
             2,100    Public Storage                                                                     147,189
REIT - Warehouse and Industrial - 0.1%
             4,700    ProLogis                                                                           267,430
Retail - Apparel and Shoe - 0.4%
             6,300    Abercrombie & Fitch Co. - Class A                                                  440,370
            39,300    Nordstrom, Inc.                                                                  1,869,894
                                                                                                       2,310,264
Retail - Auto Parts - 0.4%
            18,000    AutoZone, Inc.*                                                                  2,282,580
Retail - Consumer Electronics - 0.3%
            66,200    RadioShack Corp.                                                                 1,663,606
Retail - Discount - 0.4%
            50,000    Big Lots, Inc.*                                                                  1,293,000
            10,700    Family Dollar Stores, Inc.                                                         316,934
             4,900    Target Corp.                                                                       296,793
            10,200    TJX Companies, Inc.                                                                283,050
                                                                                                       2,189,777
Retail - Drug Store - 0%
             4,999    CVS/Caremark Corp.                                                                 175,915
Retail - Jewelry - 0.4%
            40,500    Tiffany & Co.                                                                    1,954,125
Retail - Major Department Stores - 0.9%
            41,100    J.C. Penney Company, Inc.                                                        2,796,444
            15,300    Sears Holdings Corp.*                                                            2,092,887
                                                                                                       4,889,331
Retail - Office Supplies - 0.1%
            10,300    OfficeMax, Inc.                                                                    338,664
Retail - Regional Department Stores - 1.1%
            93,200    Kohl's Corp.*,#                                                                  5,666,560
             2,880    Macy's, Inc.                                                                       103,882
                                                                                                       5,770,442
Retail - Restaurants - 1.1%
           111,200    McDonald's Corp.                                                                 5,323,144
            16,000    Wendy's International, Inc.                                                        560,480
             3,600    Yum! Brands, Inc.                                                                  115,344
                                                                                                       5,998,968
Rubber - Tires - 0.5%
            91,700    Goodyear Tire & Rubber Co.*                                                      2,633,624
Savings/Loan/Thrifts - 0%
             1,800    Sovereign Bancorp, Inc.                                                             34,452
Semiconductor Components/Integrated Circuits - 0%
             6,700    Analog Devices, Inc.                                                               237,515
Semiconductor Equipment - 0.1%
             2,900    KLA-Tencor Corp.                                                                   164,691
            10,600    Novellus Systems, Inc.*                                                            302,312
                                                                                                         467,003
Steel - Producers - 0.7%
            25,400    Nucor Corp.                                                                      1,275,080
            27,900    United States Steel Corp.                                                        2,742,291
                                                                                                       4,017,371
Steel - Specialty - 0.8%
            41,000    Allegheny Technologies, Inc.                                                     4,302,130
Super-Regional Banks - 1.4%
           121,126    Bank of America Corp.                                                            5,743,795
             4,000    PNC Bank Corp.                                                                     266,600
             2,800    SunTrust Banks, Inc.                                                               219,240
            28,700    U.S. Bancorp                                                                       859,565
             6,000    Wells Fargo & Co.                                                                  202,620
                                                                                                       7,291,820
Telecommunication Equipment - 0.1%
            43,200    Avaya, Inc.*                                                                       714,528
Telecommunication Services - 0.4%
            38,300    Embarq Corp.                                                                     2,366,557
Telephone - Integrated - 5.2%
           526,853    AT&T, Inc.                                                                      20,631,563
            30,600    CenturyTel, Inc.                                                                 1,403,622
            37,800    Citizens Communications Co.                                                        545,454
            22,400    Sprint Nextel Corp.                                                                459,872
            53,000    Verizon Communications, Inc.                                                     2,258,860
           192,708    Windstream Corp.                                                                 2,651,662
                                                                                                      27,951,033
Television - 0.1%
            24,600    CBS Corp. - Class B                                                                780,312
Therapeutics - 0.2%
            25,200    Gilead Sciences, Inc.*                                                             938,196
Tobacco - 1.2%
            40,100    Altria Group, Inc.                                                               2,665,447
            19,600    Reynolds American, Inc.#                                                         1,198,932
            45,100    UST, Inc.                                                                        2,415,105
                                                                                                       6,279,484
Tools - Hand Held - 0.1%
            12,400    Snap-On, Inc.                                                                      648,892
Toys - 1.1%
            67,900    Hasbro, Inc.                                                                     1,902,558
           164,900    Mattel, Inc.                                                                     3,777,859
                                                                                                       5,680,417
Transportation - Railroad - 0.1%
             7,900    CSX Corp.                                                                          374,539
               600    Union Pacific Corp.                                                                 71,484
                                                                                                         446,023
Web Portals/Internet Service Providers - 0.6%
             5,900    Google, Inc. - Class A*                                                          3,009,000
----------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $468,836,147)                                                               506,025,375
----------------------------------------------------------------------------------------------------------------
Money Markets - 3.1%
         9,018,636    Janus Institutional Cash Management Fund -
                      Institutional Shares, 5.35%                                                      9,018,637
         7,710,433    Janus Institutional Money Market Fund -
                      Institutional Shares, 5.27%                                                      7,710,433
----------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $16,729,070)                                                                16,729,070
----------------------------------------------------------------------------------------------------------------
Other Securities - 2.7%
        14,508,350    Allianz Dresdner Daily Asset Fund## (cost $14,508,350)                          14,508,350
----------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill- 0.3%
        $1,500,000    U.S. Treasury Bill, 0%, due 9/27/07**
                      (amortized cost $1,489,206)                                                      1,489,206
----------------------------------------------------------------------------------------------------------------
Total Investments (total cost $501,562,773) - 100%                                                  $538,752,001
----------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Cayman Islands                             $          280,296              0.1%
Netherlands                                           625,152              0.1%
Panama                                                536,151              0.1%
United States***                                  537,310,402             99.7%
-------------------------------------------------------------------------------
Total                                      $      538,752,001            100.0%

*** Includes Short-Term Securities and Other Securities (93.6% excluding Short-Term Securities and Other Securities)


Schedule of Futures Contracts
As of July 31, 2007

Financial Futures - Long

254 Contracts  S&P 500(R) (E-mini)
                        expires September 2007, principal
                        amount $19,451,680, value $18,566,130
                        cumulative depreciation  ...................$(885,550)


Notes to Schedule of Investments (unaudited)

REIT                Real Estate Investment Trust

U.S. Shares         Securities of foreign companies trading on an American Stock
                    Exchange.

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of July 31, 2007.
## The security is purchased with the cash collateral received from securities on loan.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
INTECH Risk-Managed Stock Fund                                  $      1,489,206

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 46.3%
Advertising Sales - 0.6%
           336,670    Lamar Advertising Co.                                                                         $     20,041,965
Aerospace and Defense - 0.3%
         1,206,930    BAE Systems PLC**                                                                                   10,194,623
Agricultural Chemicals - 3.2%
           533,545    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              43,078,423
           196,616    Syngenta A.G.                                                                                       37,117,045
           651,605    Syngenta A.G. (ADR)                                                                                 24,558,992
                                                                                                                         104,754,460
Audio and Video Products - 0.4%
           232,985    Sony Corp. (ADR)**                                                                                  12,287,629
Automotive - Cars and Light Trucks - 0.6%
           321,949    BMW A.G.**                                                                                          19,941,489
Beverages - Non-Alcoholic - 0.5%
           223,385    PepsiCo, Inc.                                                                                       14,658,524
Brewery - 0.5%
           211,985    Interbrew S.A**                                                                                     16,982,648
Building Products - Air and Heating - 0.3%
           262,585    Daikin Industries, Ltd.**                                                                           10,242,248
Computers - 1.4%
           191,405    Apple, Inc.*                                                                                        25,219,523
           463,525    Hewlett-Packard Co.                                                                                 21,336,056
                                                                                                                          46,555,579
Computers - Memory Devices - 1.1%
         1,907,020    EMC Corp.*                                                                                          35,298,940
Cosmetics and Toiletries - 1.9%
           730,595    Avon Products, Inc.                                                                                 26,308,726
           576,720    Procter & Gamble Co.                                                                                35,675,899
                                                                                                                          61,984,625
Diversified Operations - 2.0%
         1,557,055    General Electric Co.                                                                                60,351,451
         3,431,000    Melco International Development, Ltd. ***,****                                                       4,958,486
                                                                                                                          65,309,937
E-Commerce/Services - 0.3%
           536,200    Liberty Media Corp. - Interactive*                                                                  11,233,390
Electric Products - Miscellaneous - 0.2%
           127,150    Emerson Electric Co.                                                                                 5,984,951
Electronic Components - Semiconductors - 2.3%
            47,128    Samsung Electronics Company, Ltd.                                                                   31,025,032
         1,223,210    Texas Instruments, Inc.                                                                             43,044,759
                                                                                                                          74,069,791
Enterprise Software/Services - 0.8%
         1,396,625    Oracle Corp.*                                                                                       26,703,470
Finance - Consumer Loans - 1.1%
           714,180    SLM Corp.                                                                                           35,116,231
Finance - Credit Card - 1.2%
           658,255    American Express Co.                                                                                38,534,248
Finance - Investment Bankers/Brokers - 4.1%
         1,348,625    JP Morgan Chase & Co.                                                                               59,352,985
           722,900    Merrill Lynch & Company, Inc.                                                                       53,639,180
           364,030    UBS A.G. (U.S. Shares)                                                                              20,047,132
                                                                                                                         133,039,297
Finance - Mortgage Loan Banker - 1.1%
           607,265    Fannie Mae                                                                                          36,338,738
Food - Diversified - 1.7%
           518,191    Kraft Foods, Inc. - Class A                                                                         16,970,755
            97,405    Nestle S.A.                                                                                         37,212,435
                                                                                                                          54,183,190
Hotels and Motels - 1.4%
           414,250    Marriott International, Inc. - Class A                                                              17,212,088
           461,480    Starwood Hotels & Resorts Worldwide, Inc.                                                           29,054,780
                                                                                                                          46,266,868
Industrial Automation and Robotics - 0.4%
           188,650    Rockwell Automation, Inc.                                                                           13,203,614
Machinery - General Industrial - 0.2%
        14,483,170    Shanghai Electric Group Company, Ltd.                                                                6,808,953
Medical - Biomedical and Genetic - 0.4%
            56,850    Amgen, Inc.*                                                                                         3,055,119
           179,100    Celgene Corp.*                                                                                      10,846,296
                                                                                                                          13,901,415
Medical - Drugs - 3.8%
           233,440    Merck & Company, Inc.                                                                               11,590,296
           291,260    Novartis A.G. (ADR)                                                                                 15,713,477
           418,245    Roche Holding A.G.                                                                                  74,067,304
            24,710    Roche Holding A.G. (ADR)                                                                             2,194,248
           234,934    Sanofi-Aventis**                                                                                    19,639,075
                                                                                                                         123,204,400
Medical Products - 0.5%
            48,580    Nobel Biocare Holding A.G.                                                                          14,627,000
Multimedia - 0.7%
           620,655    News Corporation, Inc. - Class A                                                                    13,108,234
           707,645    Publishing & Broadcasting, Ltd.                                                                     11,071,101
                                                                                                                          24,179,335
Oil Companies - Exploration and Production - 1.3%
           720,950    EnCana Corp. (U.S. Shares)                                                                          43,963,531
Oil Companies - Integrated - 2.7%
           824,340    ConocoPhillips                                                                                      66,639,645
           228,287    Suncor Energy, Inc.                                                                                 20,639,558
                                                                                                                          87,279,203
Optical Supplies - 0.2%
            50,695    Alcon, Inc. (U.S. Shares)                                                                            6,919,868
Retail - Consumer Electronics - 0.4%
           130,350    Yamada Denki Company, Ltd.**                                                                        13,047,305
Retail - Drug Store - 0.8%
           743,872    CVS/Caremark Corp.                                                                                  26,176,856
Retail - Regional Department Stores - 0.4%
           374,810    Macy's, Inc.                                                                                        13,519,397
Soap and Cleaning Preparations - 1.4%
           871,475    Reckitt Benckiser PLC**                                                                             46,658,188
Telecommunication Equipment - Fiber Optics - 0.6%
           845,840    Corning, Inc.*                                                                                      20,164,826
Therapeutics - 0.9%
           761,430    Gilead Sciences, Inc.*                                                                              28,348,039
Tobacco - 1.5%
           748,805    Altria Group, Inc.                                                                                  49,773,068
Transportation - Railroad - 1.9%
           815,759    Canadian National Railway Co. (U.S. Shares)                                                         42,525,517
           170,435    Union Pacific Corp.                                                                                 20,305,626
                                                                                                                          62,831,143
Web Portals/Internet Service Providers - 0.7%
            14,915    Google, Inc. - Class A*                                                                              7,606,650
           629,995    Yahoo!, Inc.*                                                                                       14,647,384
                                                                                                                          22,254,034
Wireless Equipment - 0.5%
           393,995    QUALCOMM, Inc.                                                                                      16,409,892
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,122,464,149)                                                                               1,512,992,908
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 4.8%
Automotive - Cars and Light Trucks - 0.1%
   $     2,770,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due
                      10/15/08                                                                                             2,666,125
Cable Television - 0.7%
         3,821,000    Comcast Corp., 5.66%, company guaranteed notes, due 7/14/09 ##                                       3,813,782
         4,600,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                          4,659,993
         8,007,000    Comcast Corp., 6.45%, company guaranteed notes, due 3/15/37                                          7,615,858
         5,603,110    CSC Holdings, Inc., 7.07%, bank loan, due 3/29/13 ##                                                 5,332,311
                                                                                                                          21,421,944
Commercial Banks - 0.2%
         5,490,000    U.S. Bank, 5.70%, subordinated notes, due 12/15/08                                                   5,508,320
Containers - Metal and Glass - 0.5%
         9,006,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                  9,118,575
         7,945,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               7,925,138
                                                                                                                          17,043,713
Diversified Financial Services - 0.1%
         3,815,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                            4,154,287
Diversified Operations - 0.1%
         3,780,000    Capmark Financial Group, 5.875%, company guaranteed notes, due 5/10/12 (144A)ss.                     3,534,576
Electric - Generation - 0%
         1,210,000    Edison Mission Energy, 7.00%, senior notes, due 5/15/17 (144A)                                       1,092,025
Electric - Integrated - 0.4%
         9,070,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    8,938,141
           770,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                       749,133
         2,640,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                     2,529,637
                                                                                                                          12,216,911
Finance - Auto Loans - 0.8%
         4,342,000    Ford Motor Credit Co., 9.81%, notes, due 4/15/12 ##                                                  4,491,356
         1,202,000    Ford Motor Credit Co., 8.105%, senior unsecured notes, due 1/13/12 ##                                1,147,720
         7,100,000    Ford Motor Credit Co., 8.00%, senior unsecured notes, due 12/15/16                                   6,543,508
         1,998,000    Ford Motor Credit Co. LLC, 7.80%, notes, 6/1/12                                                      1,902,300
         3,905,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                         3,853,228
         6,162,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                            5,839,351
         2,135,000    General Motors Acceptance Corp., 6.625%, unsubordinated notes, due 5/15/12                           1,953,331
                                                                                                                          25,730,794
Food - Diversified - 0.2%
         7,085,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                        6,931,199
Independent Power Producer - 0.2%
         1,338,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 1/15/17                                      1,291,170
         3,377,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14                                              3,225,035
         1,588,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17                                              1,508,600
                                                                                                                           6,024,805
Machinery - Construction and Mining - 0%
         1,455,000    Atlas Copco A.B., 5.60%, bonds, due 5/22/17 (144A)ss.                                                1,412,821
Medical - Hospitals - 0.2%
         3,017,835    HCA, Inc., 7.60%, bank loan, due 11/18/13 ##                                                         2,870,716
         4,000,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                 3,970,000
                                                                                                                           6,840,716
Non-Hazardous Waste Disposal - 0%
           586,870    Allied Waste Industries, Inc., 5.32%, bank loan, due 3/28/14 ##                                        566,330
           591,381    Allied Waste Industries, Inc., 7.06%, bank loan, due 3/28/14 ##                                        571,670
           275,978    Allied Waste Industries, Inc., 7.11%, bank loan, due 3/28/14 ##                                        266,779
            41,629    Allied Waste Industries, Inc., 7.13%, bank loan, due 3/28/14 ##                                         40,242
            39,425    Allied Waste Industries, Inc., 7.14%, bank loan, due 3/28/14 ##                                         38,111
           236,552    Allied Waste Industries, Inc., 7.15%, bank loan, due 3/28/14 ##                                        228,668
                                                                                                                           1,711,800
Oil Companies - Exploration and Production - 0.1%
         1,752,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                            1,633,740
         1,500,000    Sabine Pass LNG L.P., 7.25%, secured notes, due 11/30/13 (144A)ss.                                   1,432,500
                                                                                                                           3,066,240
Pipelines - 0.3%
         1,174,000    Kinder Morgan Energy Partners L.P., 6.00%, senior unsecured notes, due 2/1/17                        1,146,660
           710,000    Kinder Morgan Energy Partners L.P., 6.50%, senior unsecured notes, due 2/1/37                          676,114
           960,000    Southern Natural Gas Co., 5.90%, notes, due 4/1/17 (144A)                                              927,450
         7,088,000    Spectra Energy Corp., 6.75%, senior notes, due 2/15/32                                               7,011,648
                                                                                                                           9,761,872
Publishing - Periodicals - 0.1%
         3,159,125    Idearc, Inc., 7.35%, bank loan, due 11/17/14 ##                                                      3,029,790
Rental Auto/Equipment - 0.1%
         3,318,610    Avis Budget Car Rental LLC, 6.61%, bank loan, due 4/19/12 ##                                         3,191,408
Retail - Regional Department Stores - 0.2%
         4,630,000    May Department Stores Co., 4.80%, unsecured notes, due 7/15/09                                       4,552,221
            26,443    Neiman Marcus Group, Inc., 7.34625%, bank loan, due 4/6/13##                                            25,308
         1,771,684    Neiman Marcus Group, Inc., 7.11%, bank loan, due 4/6/13 ##                                           1,695,643
                                                                                                                           6,273,172
Telecommunication Services - 0.3%
        10,315,000    Verizon Communications Inc., 4.00%, senior unsecured notes, due 1/15/08                             10,250,480
Transportation - Railroad - 0.2%
         1,910,000    Canadian National Railway Co., 4.25%, notes, due 8/1/09                                              1,872,048
         3,825,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                              3,739,217
                                                                                                                           5,611,265
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $162,321,297)                                                                                157,474,263
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 0.9%
         6,242,000    Fannie Mae, 5.25%, due 12/3/07                                                                       6,240,029
         2,580,000    Fannie Mae, 2.50%, due 6/15/08                                                                       2,522,554
         4,110,000    Fannie Mae, 5.25%, due 1/15/09                                                                       4,127,541
           880,000    Fannie Mae, 6.375%, due 6/15/09#                                                                       902,295
         6,723,000    Fannie Mae, 4.875%, due 5/18/12#                                                                     6,657,726
         5,270,000    Freddie Mac, 5.75%, due 4/15/08                                                                      5,288,645
         2,155,000    Freddie Mac, 5.75%, due 3/15/09                                                                      2,182,006
         2,040,000    Freddie Mac, 7.00%, due 3/15/10                                                                      2,139,982
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $30,489,062)                                                                         30,060,778
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 26.1%
        11,575,845    U.S. Treasury Notes, 3.625%, due 1/15/08#,+                                                         11,537,865
         4,456,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                             4,416,662
        55,087,000    U.S. Treasury Notes, 4.875%, due 5/31/08#                                                           55,091,297
        18,373,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                          18,288,319
         6,770,000    U.S. Treasury Bonds, 4.75%, due 12/31/08#                                                            6,775,287
        50,220,000    U.S. Treasury Bonds, 4.875%, due 1/31/09#                                                           50,361,219
        25,563,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                            25,511,082
        19,831,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                           19,352,260
         2,435,000    U.S. Treasury Notes, 4.875%, due 5/15/09#                                                            2,446,415
        17,855,000    U.S. Treasury Notes, 4.875%, due 5/31/09#                                                           17,940,097
        51,397,000    U.S. Treasury Notes, 4.875%, due 6/30/09#                                                           51,674,081
        21,642,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                            22,233,779
        13,734,000    U.S. Treasury Bonds, 4.625%, due 11/15/09#                                                          13,750,096
        26,622,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                            26,258,024
         7,247,000    U.S. Treasury Notes, 4.50%, due 5/15/10#                                                             7,237,941
        10,866,000    U.S. Treasury Notes, 3.625%, due 6/15/10#                                                           10,601,989
         5,166,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                             5,339,547
           747,000    U.S. Treasury Notes, 4.25%, due 10/15/10#                                                              740,347
        28,362,000    U.S. Treasury Notes, 4.50%, due 11/15/10#                                                           28,326,548
         5,835,000    U.S. Treasury Notes, 4.375%, due 12/15/10#                                                           5,802,633
        18,924,000    U.S. Treasury Notes, 4.50%, due 2/28/11#                                                            18,882,594
        19,299,000    U.S. Treasury Notes, 4.875%, due 4/30/11#                                                           19,488,979
        10,165,000    U.S. Treasury Bonds, 4.875%, due 7/31/11#                                                           10,269,821
        18,483,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                            18,786,232
         4,710,000    U.S. Treasury Bonds, 4.625%, due 8/31/11#                                                            4,715,520
         2,432,000    U.S. Treasury Notes, 4.50%, due 9/30/11#                                                             2,423,449
         1,422,000    U.S. Treasury Bonds, 4.50%, due 11/30/11#                                                            1,416,889
         1,700,000    U.S. Treasury Bonds, 4.625%, due 2/29/12#                                                            1,701,860
        13,145,000    U.S. Treasury Bonds, 4.75%, due 5/31/12#                                                            13,225,106
        58,432,000    U.S. Treasury Notes, 4.875%, due 6/30/12#                                                           59,107,592
        13,762,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                            13,380,325
        26,366,063    U.S. Treasury Notes, 1.875%, due 7/15/15#,+                                                         25,270,237
        22,601,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                            21,827,616
        14,930,000    U.S. Treasury Notes, 4.50%, due 2/15/16#                                                            14,644,225
        35,827,000    U.S. Treasury Notes, 5.125%, due 5/15/16#                                                           36,677,891
        15,822,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                            18,579,727
         4,751,143    U.S. Treasury Notes, 2.50%, due 7/15/16#,+                                                           4,771,188
        26,890,000    U.S. Treasury Notes, 4.875%, due 8/15/16#                                                           27,053,868
        20,709,000    U.S. Treasury Bonds, 4.625%, due 11/15/16#                                                          20,456,599
        41,067,000    U.S. Treasury Notes, 4.50%, due 5/15/17#                                                            40,191,123
         5,529,000    U.S. Treasury Bonds, 7.875%, due 2/15/21#                                                            7,090,080
        12,582,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                            15,536,807
        15,138,000    U.S. Treasury Bonds, 6.00%, due 2/15/26#                                                            16,914,353
         5,746,447    U.S. Treasury Bonds, 3.375%, due 4/15/32#,+                                                          6,850,845
        48,130,000    U.S. Treasury Bonds, 4.50%, due 2/15/36#                                                            45,001,550
         4,875,000    U.S. Treasury Bonds, 4.75%, due 2/15/37#                                                             4,745,510
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $851,526,238)                                                                      852,695,474
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.5%
         2,354,584    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                               2,354,584
        45,554,000    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                 45,554,000
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $47,908,584)                                                                                    47,908,584
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.4%
       664,223,711    State Street Navigator Securities Lending Prime Portfolio++ (cost $664,223,711)                    664,223,711

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,878,933,041) - 100%                                                                $  3,265,355,718
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

Country                                                          % of Investment
                                                 Value                Securities
--------------------------------------------------------------------------------
Australia                                   $       11,071,101              0.3%
Belgium                                             16,982,648              0.5%
Canada                                             158,484,419              4.9%
China                                                6,808,953              0.2%
France                                              19,639,075              0.6%
Germany                                             19,941,489              0.6%
Hong Kong                                            4,958,486              0.2%
Japan                                               35,577,182              1.1%
South Korea                                         31,025,032              1.0%
Switzerland                                        232,457,501              7.1%
United Kingdom                                      56,852,811              1.7%
United States++                                  2,671,557,021             81.8%
--------------------------------------------------------------------------------
Total                                       $    3,265,355,718            100.0%

++ Includes Short-Term Securities and Other Securities (59.9% excluding Short-
   Term Securities and Other Securities)


Forward Currency Contracts, Open
as of July 31, 2007 (unaudited)

Currency Sold and                                            Currency            Currency        Unrealized
Settlement Date                                            Units Sold      Value in U.S.$       Gain/(Loss)
------------------------------------------------------------------------------------------------------------
British Pound 8/15/07                                       1,275,000        $  2,588,964       $ (132,613)

British Pound 10/17/07                                      2,750,000           5,577,935         (270,435)

British Pound 11/29/07                                      7,875,000          15,956,289         (313,389)

Euro 11/29/07                                              11,400,000          15,647,779         (191,317)

Japanese Yen 8/15/07                                      485,000,000           4,103,099           111,141
------------------------------------------------------------------------------------------------------------
Total                                                                        $ 43,874,066       $ (796,613)


Notes to Schedule of Investments (unaudited)

ADR                          American Depositary Receipt

PLC                          Public Limited Company

U.S. Shares                  Securities of foreign companies trading on an
                             American Stock Exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

##    Rate is subject to change. Rate shown reflects current rate.

***   Security is illiquid.

+     Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

++ The security is purchased with the cash collateral received from securities on loan.

****  Schedule of Fair Valued Securities of July 31, 2007
(as of July 31, 2007)

-----------------------------------------------------------------------------------------------------------------
                                                                                             Value as a % of
Janus Balanced Fund                                                          Value        Investment Securities
-----------------------------------------------------------------------------------------------------------------
Melco International Development, Ltd.                                    $4,958,486.00                     0.2%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of July 31, 2007)


                                                                                                     Value as a %
                                                       Acquisition    Acquisition                    of Investment
                                                          Date           Cost            Value        Securities
-------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund
Atlas Copco A.B., 5.60%
   bonds, due 5/22/17 (144A)                             5/15/07        $ 1,454,345     $ 1,412,821           0.0%
Capmark Financial Group, 5.875%

   company guaranteed notes, due 5/10/12 (144A)          5/3/07           3,778,375       3,534,576           0.1%
Sabine Pass LNG L.P., 7.25%

   secured notes, due 11/30/13 (144A)                    11/1/06          1,500,000       1,432,500           0.1%
-------------------------------------------------------------------------------------------------------------------
                                                                        $ 6,732,720     $ 6,379,897           0.2%
-------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                                 $148,993,204

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.9%
Airport Development - Maintenance - 0.5%
        10,583,003    Macquarie Airports**,#                                                                         $    38,992,645
Automotive - Cars and Light Trucks - 0.6%
         2,632,479    Tata Motors, Ltd.                                                                                   44,959,400
Broadcast Services and Programming - 8.1%
         9,609,197    Liberty Global, Inc. - Class A*                                                                    402,913,629
         2,134,427    Liberty Global, Inc. - Class C*                                                                     85,035,572
         1,142,531    Liberty Media Corp. - Capital*                                                                     130,762,673
                                                                                                                         618,711,874
Building and Construction Products - Miscellaneous - 1.1%
         2,024,070    USG Corp.*                                                                                          84,019,146
Building Products - Cement and Aggregate - 2.5%
         3,715,457    Cemex S.A. de C.V. (ADR)*                                                                          120,157,880
        22,593,908    Gujarat Ambuja Cements, Ltd.                                                                        72,937,180
                                                                                                                         193,095,060
Building Products - Wood - 1.2%
         3,263,665    Masco Corp.                                                                                         88,804,325
Casino Hotels - 0.7%
           587,357    Station Casinos, Inc.                                                                               50,824,001
Commercial Banks - 5.0%
         3,371,258    ICICI Bank, Ltd.                                                                                    76,813,610
         3,275,369    ICICI Bank, Ltd. (ADR)                                                                             145,164,355
             9,066    Mitsubishi UFJ Financial Group, Inc.                                                                96,783,539
             8,495    Mizuho Financial Group, Inc.                                                                        60,027,706
                                                                                                                         378,789,210
Computer Services - 3.8%
         8,512,070    Ceridian Corp.*,###                                                                                288,559,173
Containers - Metal and Glass - 5.7%
        10,918,745    Owens-Illinois, Inc.*,###                                                                          436,531,424
Distribution/Wholesale - 1.0%
        20,795,660    Li & Fung, Ltd.                                                                                     72,508,983
Diversified Minerals - 1.3%
         2,049,830    Companhia Vale do Rio Doce (ADR)                                                                   100,462,168
Diversified Operations - 0.2%
           385,741    Tyco International, Ltd.                                                                            18,241,692
E-Commerce/Services - 1.2%
         4,393,840    Liberty Media Corp. - Interactive*                                                                  92,050,948
Electric - Generation - 2.4%
        88,238,140    Datang International Power Generation Company, Ltd.#                                                75,693,811
        26,452,259    National Thermal Power Corporation, Ltd.                                                           107,767,520
                                                                                                                         183,461,331
Electric - Integrated - 3.6%
        87,808,700    Tenaga Nasional Berhad                                                                             276,654,394
Engineering - Research and Development Services - 1.0%
         1,175,158    Larsen & Toubro, Ltd.                                                                               75,300,298
Enterprise Software/Services - 1.2%
         3,687,150    CA, Inc.                                                                                            92,473,722
Finance - Investment Bankers/Brokers - 1.8%
         2,871,541    E*TRADE Financial Corp.*                                                                            53,180,939
         1,110,465    Merrill Lynch & Company, Inc.                                                                       82,396,503
                                                                                                                         135,577,442
Finance - Mortgage Loan Banker - 0.6%
           956,565    Housing Development Finance Corporation, Ltd.                                                       47,426,278
Food - Diversified - 0.8%
         5,052,831    Cadbury Schweppes PLC**,#                                                                           62,859,738
Forestry - 4.4%
         4,095,070    Plum Creek Timber Company, Inc.                                                                    159,134,420
         2,459,779    Weyerhaeuser Co.**,#                                                                               175,234,656
                                                                                                                         334,369,076
Independent Power Producer - 2.4%
         4,818,450    NRG Energy, Inc.*                                                                                  185,751,248
Investment Companies - 1.1%
        11,224,990    Australian Infrastructure Fund**,#                                                                  30,962,425
        18,763,623    Macquarie Infrastructure Group**,#                                                                  52,163,529
                                                                                                                          83,125,954
Machinery - Pumps - 0.2%
           431,850    Graco, Inc.                                                                                         17,723,124
Medical - Biomedical and Genetic - 2.4%
         3,379,085    Amgen, Inc.*                                                                                       181,592,028
Medical - Drugs - 1.0%
         1,808,700    Sanofi-Aventis (ADR)                                                                                75,513,225
Medical - HMO - 3.8%
         5,206,392    Coventry Health Care, Inc.*                                                                        290,568,738
Medical - Nursing Homes - 0.2%
           244,536    Manor Care, Inc.                                                                                    15,491,356
Metal - Diversified - 0.9%
         4,575,925    Ivanhoe Mines, Ltd. (U.S. Shares)*                                                                  65,435,728
Metal Processors and Fabricators - 0.7%
         6,997,083    Bharat Forge, Ltd.                                                                                  49,305,945
Multimedia - 2.7%
         6,861,250    News Corporation, Inc. - Class A                                                                   144,909,600
         3,985,949    Publishing & Broadcasting, Ltd.**,#                                                                 62,360,144
                                                                                                                         207,269,744
Oil - Field Services - 1.7%
         4,850,190    BJ Services Co.                                                                                    126,832,469
Oil Companies - Exploration and Production - 2.7%
         1,430,280    Chesapeake Energy Corp.                                                                             48,686,731
         2,735,230    Forest Oil Corp.*                                                                                  110,694,758
         2,076,215    Mariner Energy, Inc.*                                                                               43,870,423
                                                                                                                         203,251,912
Oil Companies - Integrated - 0.2%
           170,570    Suncor Energy, Inc. (U.S. Shares)                                                                   15,431,468
Oil Refining and Marketing - 4.4%
         4,484,899    Reliance Industries, Ltd.                                                                          209,260,021
           204,427    SK Corp.**,#                                                                                        38,421,494
           500,493    SK Energy Co., Ltd.**,#                                                                             85,479,903
                                                                                                                         333,161,418
Paper and Related Products - 0.5%
        10,315,353    Ballarpur Industries, Ltd.###                                                                   34,980,551
Pipelines - 2.8%
         2,855,425    Enbridge, Inc.                                                                                     101,256,775
         2,196,631    Kinder Morgan Management LLC*                                                                      109,611,887
                                                                                                                         210,868,662
Publishing - Periodicals - 0.3%
         1,672,155    Playboy Enterprises, Inc. - Class B*,###                                                            18,393,705
Real Estate Management/Services - 1.6%
         4,760,000    Mitsubishi Estate Company, Ltd.                                                                    120,963,764
Real Estate Operating/Development - 6.6%
        34,383,000    CapitaLand, Ltd.**,#                                                                               167,728,052
        31,703,000    New World Development Company, Ltd.                                                                 77,663,524
         6,346,935    St. Joe Co.**,#,###                                                                                257,304,744
                                                                                                                         502,696,320
Reinsurance - 1.0%
            20,926    Berkshire Hathaway, Inc. - Class B*                                                                 75,417,304
REIT - Diversified - 1.6%
         1,161,020    Vornado Realty Trust                                                                               124,263,971
REIT - Warehouse and Industrial - 2.0%
         2,703,880    ProLogis                                                                                           153,850,772
Retail - Consumer Electronics - 1.1%
           845,200    Yamada Denki Company, Ltd.                                                                          84,599,786
Retail - Major Department Stores - 2.3%
         1,791,365    J.C. Penney Company, Inc.                                                                          121,884,475
         3,746,492    Pantaloon Retail India, Ltd.                                                                        49,377,335
                                                                                                                         171,261,810
Semiconductor Components/Integrated Circuits - 0.7%
         2,176,860    Cypress Semiconductor Corp.*                                                                        54,552,112
Soap and Cleaning Preparations - 1.1%
         1,561,589    Reckitt Benckiser PLC**,#                                                                           83,606,429
Television - 1.8%
        10,338,702    British Sky Broadcasting Group PLC**,#                                                             138,836,103
Transportation - Railroad - 0.4%
         2,306,250    All America Latina Logistica (GDR)                                                                  31,814,488
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,556,683,858)                                                                               7,371,232,462
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0%
Retail - Discount - 0%
   $    16,925,000    Ames Department Stores, Inc., 10.00%
                         senior notes, due 4/15/06@,@@,@@@,^
                         (cost $7,900,645)                                                                                         0
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0%
             6,329    St. Joe Co.
                           expires January 2008
                           exercise price $60.00                                                                              63,290
             9,773    Weyerhaeuser Co.
                           expires January 2008
                           exercise price $85.00                                                                           2,150,060
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $5,897,739)                                                                 2,213,350
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 2.8%
           201,112    Financial Select Sector SPDR Fund
                         expires September 2007
                         exercise price $34.00**,#                                                                        40,222,400
           103,466    MSCI World Excluding Europe Index
                         expires September 2007
                         exercise price $139.17#                                                                          44,187,097
           341,728    MSCI World Excluding Europe Index
                         expires September 2007
                         exercise price $139.72**                                                                         15,336,069
           341,728    MSCI World Excluding Europe Index
                         expires October 2007
                         exercise price $142.88**,#                                                                       22,401,979
             7,390    S&P 500(R) Index
                         expires August 2007
                         exercise price $152.50**,#                                                                       51,582,200
             6,476    S&P 500(R) Index
                         expires September 2007
                         exercise price $150.50**,#                                                                       38,856,000
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $116,844,667)                                                              212,585,745
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.3%
        22,336,003    Janus Institutional Cash Management
                         Fund - Institutional Shares, 5.35%
                         (cost $22,336,003)                                                                               22,336,003
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0%
           951,524    State Street Navigator Securities Lending
                      Prime Portfolio+ (cost $951,524)                                                                       951,524
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,710,614,436) - 100%                                                                 $ 7,609,319,084
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                            July 31, 2007 (unaudited)

                                                                 % of Investment
Country                                        Value                  Securities
--------------------------------------------------------------------------------
Australia                                184,478,743                        2.4%
Bermuda                                   90,750,675                        1.2%
Brazil                                   132,276,656                        1.7%
Canada                                   182,123,971                        2.4%
China                                     75,693,811                        1.0%
France                                    75,513,225                        1.0%
Hong Kong                                 77,663,524                        1.0%
India                                    913,292,493                       12.0%
Japan                                    362,374,795                        4.8%
Malaysia                                 276,654,394                        3.6%
Mexico                                   120,157,880                        1.6%
Singapore                                167,728,052                        2.2%
South Korea                              123,901,397                        1.6%
United Kingdom                           285,302,270                        3.8%
United States++                        4,541,407,198                       59.7%
--------------------------------------------------------------------------------
Total                                 $7,609,319,084                      100.0%

++ Includes Short-Term Securities and Other Securities (59.4% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of July 31, 2007 (unaudited)
Currency Sold and                                Currency              Currency           Unrealized
Settlement Date                                Units Sold        Value in U.S.$           Gain/(Loss)
-----------------------------------------------------------------------------------------------------
Australian Dollar  10/18/07                    195,000,000      $   165,711,344       $   (4,880,144)
British Pound 10/17/07                         121,800,000          247,051,827           (8,365,130)
British Pound 11/29/07                          11,100,000           22,490,769             (441,729)
South Korean Won  8/16/07                      950,000,000            1,034,442              (25,895)
South Korean Won  10/17/07                  64,130,000,000           70,010,917           (1,596,258)
Singapore Dollar  10/18/07                     243,700,000          161,812,405            1,113,687
-----------------------------------------------------------------------------------------------------
Total                                                           $   668,111,704       $  (14,195,469)

                                                                           Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
                      St. Joe Co.
                         expires January 2008
                         6,329 contracts
                         exercise price $70.00                    $     (63,290)
                      Weyerhaeuser Co.
                         expires January 2008
                         19,546 contracts
                         exercise price $95.00                       (1,563,680)
--------------------------------------------------------------------------------
Total Written Options - Calls
                      (Premiums received $2,937,357)              $  (1,626,970)
--------------------------------------------------------------------------------

                                                                           Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
                      Financial Select Sector SPDR Fund
                         expires September 2007
                         201,112 contracts
                         exercise price $31.00                     $(18,100,080)
                      MSCI World Excluding Europe Index
                         expires September 2007
                         103,466 contracts
                         exercise price $130.65                     (20,489,313)
                      MSCI World Excluding Europe Index
                         expires September 2007
                         341,728 contracts
                         exercise price $131.16                      (7,096,665)
                      MSCI World Excluding Europe Index
                         expires October 2007
                         341,728 contracts
                         exercise price $134.22                     (11,310,172)
                      S&P 500(R) Index
                         expires August 2007
                         7,390 contracts
                         exercise price $145.00                     (19,214,000)
                      S&P 500(R) Index
                         expires September 2007
                         6,476 contracts
                         exercise price $150.50                     (23,961,200)
                      St. Joe Co.
                         expires September 2007
                         6,227 contracts
                         exercise price $50.00                       (5,417,490)
                      Weyerhaeuser Co.
                         expires January 2008
                         9,773 contracts
                         exercise price $60.00                       (2,247,790)
--------------------------------------------------------------------------------
Total Written Options - Puts
                      (Premiums received $49,237,769)             $(107,836,710)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

GDR            Global Depositary Receipt

PLC            Public Limited Company

REIT           Real Estate Investment Trust

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

@     Rate is subject to change. Rate shown reflects current rate.

@@ Security is a defaulted security in Janus Contrarian Fund with accrued interest in the amount of $601,787 that was written-off August 21, 2001.

@@@   Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

^ Schedule of Fair Valued Securities (as of July 31, 2007)

                                                                 Value as a % of
                                               Value       Investment Securities
--------------------------------------------------------------------------------
Janus Contrarian Fund
Ames Department Stores, Inc., 10.00%
   senior notes, due 4/15/06               $      -                   0.0%
--------------------------------------------------------------------------------
Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

### The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                            Purchases                     Sales             Realized    Dividend           Value
                                      Shares          Cost         Shares        Cost      Gain/(Loss)   Income         at 7/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund

Ballarpur Industries, Ltd.                   -    $          -          -       $     -      $     -     $ 696,635     $  34,980,551

Ceridian Corp.                               -               -          -             -            -             -       288,559,173

Owens-Illinois, Inc.                   100,000       1,807,379          -             -            -             -       436,531,424

Playboy Enterprises, Inc. - Class B          -               -          -             -            -             -        18,393,705

St. Joe Co.                          1,681,355      84,018,049          -             -            -     2,412,402       257,304,744
------------------------------------------------------------------------------------------------------------------------------------
                                                  $ 85,825,429                  $     -      $     -   $ 3,109,037   $ 1,035,769,597
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                            $ 1,621,758,028

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2007.

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.9%
Advertising Sales - 2.5%
           954,090    Lamar Advertising Co.                                                                           $   56,796,978
Aerospace and Defense - 1.3%
           350,270    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                15,142,172
           384,870    Spirit Aerosystems Holdings, Inc.*,#                                                                13,970,781
                                                                                                                          29,112,953
Aerospace and Defense - Equipment - 0.3%
            64,875    Alliant Techsystems, Inc.*                                                                           6,429,761
Agricultural Chemicals - 2.6%
           709,890    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              57,316,519
Airlines - 0.9%
           503,646    Ryanair Holdings PLC (ADR)*,#                                                                       20,896,273
Apparel Manufacturers - 0.7%
         1,223,000    Esprit Holdings, Ltd.                                                                               16,565,378
Batteries and Battery Systems - 0.6%
           139,195    Energizer Holdings, Inc.*                                                                           14,044,776
Beverages - Wine and Spirits - 0.3%
           818,014    C&C Group PLC                                                                                        6,726,877
Building - Mobile Home and Manufactured Homes - 0.4%
           233,625    Thor Industries, Inc.#                                                                               9,583,298
Building - Residential and Commercial - 0.7%
            25,410    NVR, Inc.*,#                                                                                        14,699,177
Building and Construction Products - Miscellaneous - 0.6%
           307,485    USG Corp.*,#                                                                                        12,763,702
Casino Hotels - 0.7%
         1,162,113    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                      15,409,618
Casino Services - 1.7%
           323,775    International Game Technology                                                                       11,435,733
           791,005    Scientific Games Corp. - Class A*,#                                                                 27,139,382
                                                                                                                          38,575,115
Cellular Telecommunications - 1.8%
           338,020    MetroPCS Communications, Inc.*                                                                      12,378,292
           318,905    N.I.I. Holdings, Inc.*,#                                                                            26,794,399
                                                                                                                          39,172,691
Commercial Banks - 0.4%
           183,970    SVB Financial Group*,#                                                                               9,691,540
Commercial Services - 1.0%
           850,752    Iron Mountain, Inc.*                                                                                22,791,646
Commercial Services - Finance - 1.7%
           113,030    Equifax, Inc.                                                                                        4,573,194
           510,995    Jackson Hewitt Tax Service, Inc.                                                                    13,899,064
           311,723    Moody's Corp.                                                                                       16,770,698
            65,540    Wright Express Corp.*                                                                                2,232,292
                                                                                                                          37,475,248
Computer Services - 2.3%
           843,640    Ceridian Corp.*                                                                                     28,599,396
           457,655    IHS, Inc. - Class A*,#                                                                              21,702,000
                                                                                                                          50,301,396
Computers - 1.2%
           210,702    Apple, Inc.*                                                                                        27,762,096
Consulting Services - 0.5%
           515,525    Gartner Group, Inc.*                                                                                10,789,938
Containers - Metal and Glass - 5.3%
         1,084,495    Ball Corp.                                                                                          55,602,059
         1,545,605    Owens-Illinois, Inc.*                                                                               61,793,287
                                                                                                                         117,395,346
Data Processing and Management - 2.4%
           324,247    Global Payments, Inc.                                                                               12,126,838
           351,130    NAVTEQ Corp.*                                                                                       19,006,667
           532,351    Paychex, Inc.#                                                                                      22,028,684
                                                                                                                          53,162,189
Dental Supplies and Equipment - 0.7%
           448,325    Sirona Dental Systems, Inc.*,#                                                                      15,852,772
Diagnostic Kits - 2.4%
           701,180    Dade Behring Holdings, Inc.                                                                         52,483,323
Distribution/Wholesale - 0.6%
         4,131,600    Li & Fung, Ltd.                                                                                     14,405,800
Diversified Operations - 1.0%
           192,080    Harsco Corp.                                                                                        10,114,933
        35,394,279    Polytec Asset Holdings, Ltd.***                                                                     11,660,835
                                                                                                                          21,775,768
E-Commerce/Services - 0.4%
           391,195    Liberty Media Corp. - Interactive*                                                                   8,195,535
Electric Products - Miscellaneous - 0.9%
           506,827    AMETEK, Inc.                                                                                        19,776,390
Electronic Components - Semiconductors - 1.3%
           445,695    International Rectifier Corp.*                                                                      16,361,464
           206,875    Microchip Technology, Inc.                                                                           7,511,631
           196,710    SiRF Technology Holdings, Inc.*,#                                                                    4,610,882
                                                                                                                          28,483,977
Electronic Connectors - 0.2%
           141,755    Amphenol Corp. - Class A#                                                                            4,856,526
Electronic Measuring Instruments - 1.0%
           647,690    Trimble Navigation, Ltd.*                                                                           21,393,201
Entertainment Software - 1.1%
         1,040,716    Activision, Inc.*                                                                                   17,806,651
           148,480    Electronic Arts, Inc.*                                                                               7,222,067
                                                                                                                          25,028,718
Fiduciary Banks - 0.8%
           280,590    Northern Trust Corp.                                                                                17,525,651
Finance - Consumer Loans - 0.4%
           552,000    Nelnet, Inc. - Class A#                                                                              9,549,600
Finance - Investment Bankers/Brokers - 0.6%
           154,970    Interactive Brokers Group, Inc.*                                                                     3,762,672
           366,035    optionsXpress Holdings, Inc.                                                                         9,154,535
                                                                                                                          12,917,207
Finance - Other Services - 1.3%
            51,920    CME Group, Inc.                                                                                     28,685,800
Food - Canned - 0.6%
           582,729    TreeHouse Foods, Inc.*                                                                              13,058,957
Gambling - Non-Hotel - 0.1%
           152,600    Great Canadian Gaming Corp.*                                                                         1,895,341
Human Resources - 0.2%
           141,935    Robert Half International, Inc.                                                                      4,824,371
Independent Power Producer - 0.7%
           400,230    NRG Energy, Inc.*,#                                                                                 15,428,867
Industrial Automation and Robotics - 0.4%
           130,122    Rockwell Automation, Inc.                                                                            9,107,239
Instruments - Controls - 0.5%
           117,590    Mettler-Toledo International, Inc.*                                                                 11,189,864
Instruments - Scientific - 1.2%
           499,274    Thermo Fisher Scientific, Inc.*,#                                                                   26,067,096
Investment Management and Advisory Services - 3.2%
           272,665    National Financial Partners Corp.                                                                   12,640,749
         1,133,730    T. Rowe Price Group, Inc.                                                                           59,101,345
                                                                                                                          71,742,094
Life and Health Insurance - 0.3%
         1,890,200    Sanlam, Ltd.                                                                                         5,955,816
Machinery - General Industrial - 0.2%
        10,832,000    Shanghai Electric Group Company, Ltd.                                                                5,092,433
Machinery - Pumps - 0.5%
           252,575    Graco, Inc.                                                                                         10,365,678
Medical - Biomedical and Genetic - 2.5%
           913,148    Celgene Corp.*                                                                                      55,300,243
Medical - HMO - 1.6%
           649,733    Coventry Health Care, Inc.*                                                                         36,261,599
Medical - Nursing Homes - 1.1%
           373,885    Manor Care, Inc.                                                                                    23,685,615
Medical Instruments - 1.2%
            46,420    Intuitive Surgical, Inc.*                                                                            9,869,356
           254,595    Kyphon, Inc.*,**                                                                                    16,706,524
                                                                                                                          26,575,880
Medical Labs and Testing Services - 0.4%
           131,200    Covance, Inc.*                                                                                       9,258,784
Medical Products - 0.5%
            15,095    Nobel Biocare Holding A.G.                                                                           4,544,968
           185,570    Varian Medical Systems, Inc.*                                                                        7,571,256
                                                                                                                          12,116,224
Metal Processors and Fabricators - 1.2%
           187,935    Precision Castparts Corp.                                                                           25,758,371
Multi-Line Insurance - 1.0%
           425,345    Assurant, Inc.                                                                                      21,573,498
Networking Products - 0.5%
           401,950    Juniper Networks, Inc.*                                                                             12,042,422
Oil - Field Services - 0.3%
           263,600    BJ Services Co.                                                                                      6,893,140
Oil and Gas Drilling - 0.5%
           380,810    Nabors Industries, Ltd.*,#                                                                          11,134,884
Oil Companies - Exploration and Production - 3.3%
           256,350    Chesapeake Energy Corp.                                                                              8,726,153
           798,985    EOG Resources, Inc.                                                                                 56,008,848
           210,155    Forest Oil Corp.*                                                                                    8,504,973
                                                                                                                          73,239,974
Physician Practice Management - 0.9%
           355,004    Pediatrix Medical Group, Inc.*                                                                      19,156,016
Property and Casualty Insurance - 0.5%
           346,367    W. R. Berkley Corp.                                                                                 10,190,117
Racetracks - 1.1%
           438,510    Penn National Gaming, Inc.*                                                                         25,214,325
Real Estate Management/Services - 0.6%
           388,500    CB Richard Ellis Group, Inc.*,#                                                                     13,566,420
Real Estate Operating/Development - 0.6%
           313,435    St. Joe Co.#                                                                                        12,706,655
Reinsurance - 1.5%
             9,399    Berkshire Hathaway, Inc. - Class B*                                                                 33,873,996
REIT - Mortgages - 0.7%
           812,335    CapitalSource, Inc.#                                                                                15,434,365
Rental Auto/Equipment - 0.4%
           395,860    Hertz Global Holdings, Inc.*                                                                         8,863,305
Respiratory Products - 1.7%
           819,110    Respironics, Inc.*                                                                                  37,474,283
Retail - Apparel and Shoe - 2.0%
           302,230    Abercrombie & Fitch Co. - Class A                                                                   21,125,877
           170,800    J. Crew Group, Inc.*,#                                                                               8,591,240
           320,220    Nordstrom, Inc.                                                                                     15,236,068
                                                                                                                          44,953,185
Retail - Office Supplies - 1.2%
         1,118,815    Staples, Inc.                                                                                       25,755,121
Schools - 0.4%
           159,554    Apollo Group, Inc. - Class A*                                                                        9,431,237
Semiconductor Components/Integrated Circuits - 2.6%
         1,582,555    Cypress Semiconductor Corp.*                                                                        39,658,828
         1,038,310    Marvell Technology Group, Ltd.*                                                                     18,689,580
                                                                                                                          58,348,408
Telecommunication Equipment - 0.6%
           240,200    CommScope, Inc.*                                                                                    13,074,086
Telecommunication Services - 2.0%
           634,390    Amdocs, Ltd. (U.S. Shares)*                                                                         22,958,573
           212,685    SAVVIS, Inc.*                                                                                        7,988,449
           663,830    Time Warner Telecom, Inc. - Class A*                                                                12,977,877
                                                                                                                          43,924,899
Therapeutics - 1.5%
           567,652    Gilead Sciences, Inc.*                                                                              21,133,684
           605,415    MannKind Corp.*,#                                                                                    6,393,182
            91,860    United Therapeutics Corp.*,#                                                                         6,371,410
                                                                                                                          33,898,276
Toys - 0.5%
           488,092    Marvel Entertainment, Inc.*,#                                                                       11,826,469
Transportation - Equipment and Leasing - 0.3%
           170,715    GATX Corp.#                                                                                          7,743,632
Transportation - Railroad - 0.8%
           325,590    Canadian National Railway Co. (U.S. Shares)                                                         16,973,007
Transportation - Services - 0.7%
           358,795    Expeditors International of Washington, Inc.#                                                       16,030,961
Transportation - Truck - 0.7%
           327,920    Landstar System, Inc.                                                                               14,907,243
Web Hosting/Design - 0.8%
           211,176    Equinix, Inc.*,#                                                                                    18,353,306
Wireless Equipment - 2.2%
         1,322,875    Crown Castle International Corp.*                                                                   47,954,219
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,257,307,514)                                                                               1,976,614,704
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.1%
        20,599,045    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                              20,599,045
         4,828,762    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                  4,828,762
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $25,427,807)                                                                                    25,427,807
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.0%
       221,393,079    Allianz Dresdner Daily Asset Fund+ (cost $221,393,079)                                             221,393,079
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,504,128,400) - 100%                                                                  $2,223,435,590
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

                                                                % of Investment
Country                                                 Value        Securities
--------------------------------------------------------------------------------
Bermuda                                        $   60,795,642              2.7%
Brazil                                             15,142,172              0.7%
Canada                                             76,184,867              3.4%
Cayman Islands                                     11,660,835              0.5%
China                                               5,092,433              0.2%
Hong Kong                                          15,409,618              0.7%
Ireland                                            27,623,150              1.3%
South Africa                                        5,955,816              0.3%
Switzerland                                         4,544,968              0.2%
United Kingdom                                     22,958,573              1.0%
United States++                                 1,978,067,516             89.0%
-------------------------------------------------------------------------------
Total                                          $2,223,435,590            100.0%

++ Includes Short-Term Securities and Other Securities (77.9% excluding Short-Term Securities and Other Securities)


                                                                      Value
----------------------------------------------------------------------------
Schedule of Written Options - Calls
     Kyphon, Inc.
      expires August 2007
      1,272 contracts
      exercise price $50.00.....................               $(2,086,080)
----------------------------------------------------------------------------
Total Written Options - Calls
     (Premiums received $667,536)                              $(2,086,080)
----------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR                  American Depositary Receipt

PLC                  Public Limited Company

REIT                 Real Estate Investment Trust

U.S. Shares          Securities of foreign companies trading on an American
                     Stock Exchange.


*     Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.


***   Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                     Value as a
                                                                                                        % of
                                             Acquisition       Acquisition                           Investment
                                                 Date              Cost               Value          Securities
-------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund
Polytec Asset Holdings, Ltd.                    5/5/06        $   9,134,007       $   11,660,835           0.5%
-------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.



Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Enterprise Fund                                                $8,346,864

Janus Federal Tax-Exempt Fund


Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value

------------------------------------------------------------------------------------------------------------------------------------

Municipal Securities - 99.3%
California - 10.7%
    $    1,440,000    California Municipal Financial Authority Revenue, (University Students COOP
                       Association), 5.00%, due 4/1/37                                                              $      1,424,520
         1,250,000    California Statewide Communities Development Authority Revenue, (Front
                      Porch Communities and Services), 5.125%, due 4/1/37 (144A)                                           1,247,075
         1,000,000    Contra Costa County, California, Public Financing Authority Tax Allocation
                      Revenue, (Contra Costa Centre), (Radian Insured), 5.00%, due 8/1/35                                  1,010,980
         1,500,000    Independent Cities California Lease Financial Authority, (Westlake Mobile
                      Home Park), 5.00%, due 4/15/47                                                                       1,511,820
         1,600,000    Los Angeles, California, Community Redevelopment Agency Multi-Family
                      Housing Revenue, (Grand Central Square), (RDN Insured), 5.00%, due 12/1/26                           1,601,168
         2,000,000    Maywood, California, Community Development Tax Allocation, (Maywood
                      Redevelopment Project), (Radian Insured), 5.00%, due 8/1/37                                          2,023,400
         1,000,000    Richmond, California, Joint Powers Multi Family Housing Revenue, (Westridge
                      Hilltop Apartments), 5.00%, due 12/15/33                                                               999,940
                                                                                                                           9,818,903
Colorado - 10.1%
         1,500,000    Bromley Park Metropolitan District 2, Colorado, Series A, 5.00%, due 12/1/27                         1,524,105
         2,000,000    Colorado Health Facilities Authority Revenue, (Evangelical Lutheran), 5.00%,
                      due 6/1/29 **                                                                                        2,008,360
         1,000,000    Greenwood Village, Colorado, Fiddlers Business Improvement District, Series 1,
                       (ACA Insured), 5.00%, due 12/1/32                                                                     991,420
         1,000,000    Heritage Todd Creek Metro District, Colorado, Series A, 5.50%, due 12/1/37                             968,400
         1,000,000    Mountain Shadows Metro District, Colorado, (Limited Tax), 5.625%, due
                      12/1/37                                                                                                965,390
           750,000    North Range Metro District No.1, Colorado, 5.00%, due 12/15/24                                         759,473
         1,000,000    Pinery West Metro District, Colorado, (RDN Insured), 5.00%, due 12/1/27                              1,016,070
         1,000,000    Walker Field, Colorado, Public Airport Authority Revenue, 5.00%, due 12/1/22                         1,002,490
                                                                                                                           9,235,708
District of Columbia - 1.1%
         1,000,000    District of Columbia Revenue, Friendship Public Charter School, (ACA
                      Insured), 5.00%, due 6/1/35                                                                            979,330
Florida - 4.4%
         1,485,000    Callaway Florida, Capital Improvement Revenue Bonds, (Special Capital
                      Extention Project), 5.00%, due 8/1/26                                                                1,481,391
         2,000,000    Hillsborough County, Florida, Industrial Development Authority Hospital
                      Revenue, (Tampa General Hospital Project), Series B, 5.25%, due 10/1/28 **                           2,033,520
           500,000    Northern Palm Beach County Improvement District, Florida, (Water Control &
                      Improvement - No. 43), Series B, 5.00%, due 8/1/31                                                     500,000
                                                                                                                           4,014,911
Georgia - 1.1%
         1,000,000    Valdosta and Lowndes County, Georgia, Hospital Authority Revenue, (South
                      Georgia Medical Center Project), 5.00%, due 10/1/33                                                  1,004,680
Illinois - 15.6%
         1,555,000    Chicago, Illinois, Multi-Family Housing Revenue Bonds, Series R, 5.08%, due 12/20/27                 1,559,167
         2,500,000    Crystal Lake, Illinois, Special Service Area, 5.75%, due 3/1/36 *                                    2,434,900
         1,070,000    Hampshire, Illinios, Special Service Area No. 19, (Crown Development-Prairie
                      Ridge East B), 5.625%, due 3/1/22                                                                    1,075,061
         1,500,000    Illinois Finance Authority Education Revenue, (Noble Network Charter
                      Schools), (ACA Insured), 5.00%, due 9/1/32                                                           1,466,385
           500,000    Illinois Finance Authority Multi-Family Revenue, (Dekalb Supportive Living),
                      6.10%, due 12/1/41                                                                                     499,950
         2,000,000    Illinois Finance Authority Revenue, (Christian Homes, Inc.), Series A, 5.75%,
                      due 5/15/26                                                                                          2,025,180
         1,000,000    Illinois Finance Authority Revenue, (Franciscan Communities), 5.50%, due 5/15/37                       993,380
         2,000,000    Illinois Financial Authority Revenue, 5.00%, due 8/1/34                                              2,052,220
         2,225,000    Illinois Housing Development Authority, Family Revenue, (Sunrise
                      Apartments), Series D, 5.00%, due 1/1/42                                                             2,210,426
                                                                                                                          14,316,669
Indiana - 2.2%
         1,000,000    Anderson, Indiana, Economic Development Revenue, (Anderson University
                      Project), 5.00%, due 10/1/32                                                                           983,060
         1,000,000    Noblesville, Indiana, Redevelopment Authority Economic Development, Lease
                      Rental Bonds, (Hamilton Town Center Project), Series B, 5.00%, due 8/1/25                            1,019,590
                                                                                                                           2,002,650
Iowa - 0.5%
           500,000    Coralville, Iowa, Urban Renewal Revenue, (Tax Increment), Series C, 5.00%, due 6/1/47                  484,855
Kansas - 2.9%
         1,350,000    Manhattan, Kansas, Industrial Revenue, (Farrar Corp.), 5.375%, due 8/1/17 *                          1,324,958
         1,360,000    Norwich, Kansas, Industrial Revenue, (Farrar Corp),  5.75%, due 8/1/17 *                             1,379,924
                                                                                                                           2,704,882
Kentucky - 0.7%
           680,000    Louisville-Jefferson County, Kentucky, Farmdale Improvement, 5.50%, due 12/1/26 *                      660,260
Louisiana - 1.1%
         1,000,000    St. John Baptist Parish Louisiana Revenue, (Marathon Oil Corp.), Series A,
                      5.125%, due 6/1/37                                                                                     997,650
Michigan - 1.7%
         1,530,000    Kentwood, Michigan, Economic Development Limited Obligation, (Holland
                      Home), Series A, 5.25%, due 11/15/14                                                                 1,586,059
Missouri - 1.1%
         1,000,000    Riverside, Missouri, Industrial Development Authority, (Horizons Project),
                      Series A, 5.00%, due 5/1/27                                                                          1,008,370
Montana - 1.1%
         1,000,000    Montana Facilities Finance Authority Hospital Facilities Revenue, (St. Peter's
                      Hospital), 5.00%, due 6/1/36                                                                           990,880
New Hampshire - 0.6%
           500,000    New Hampshire Health and Educational Facilities Authority Revenue,
                      (Southern New Hampshire University), (ACA Insured), 5.00%, due 1/1/27                                  509,755
New Jersey - 2.2%
           215,000    New Jersey Economic Development Authority, (Glimcher Properties LP
                      Project), 6.00%, due 11/1/28                                                                           216,421
         2,000,000    New Jersey Tobacco Settlement Financing Corporation, Series 1A, 5.00%, due 6/1/41                    1,835,940
                                                                                                                           2,052,361
New York - 1.2%
         1,130,000    Niagra County, New York, Industrial Development Agency, Multi Family
                      Revenue, (Foxwood), (GNMA Insured), 5.00%, due 7/20/38                                               1,107,310
Ohio - 5.5%
         1,000,000    Ohio State Water Development Authority, (Allied Waste North America, Inc.),
                      Series A, 5.15%, due 7/15/15                                                                           995,460
         2,000,000    Richland County, Ohio, Hospital Facilities Revenue, Medcentral Health System
                      Obligation, 5.125%, due 11/15/21                                                                     2,066,260
         2,000,000    Western Reservior, Ohio, Port Authority Solid Waste Facility Revenue Bonds,
                      (Central Waste Project), Series A, 6.35%, due 7/1/27                                                 1,999,860
                                                                                                                           5,061,580
Oklahoma - 1.2%
         1,000,000    Comanche County, Oklahoma, Development Financial Authority Revenue,
                      (Comanche County Memorial Hospital Project), Series B, 6.60%, due 7/1/31                             1,076,430
Pennsylvania -6.7%

         1,643,409    Abington Township, Pennsylvania, Municipal Authority Revenue, (Scranton
                      Cultural Center), 5.00%, due 2/15/17 *                                                               1,630,229
         1,000,000    Cumberland County, Pennsylvania, Municipal Authority Revenue, (Diakon
                      Lutheran Ministries Project), 5.00%, due 1/1/27                                                        985,300
           500,000    Erie, Pennsylvania, Higher Education Building Authority Revenue, (Gannon
                      University), (Radian Insured), 5.00%, due 5/1/35                                                       506,120
         1,000,000    Harrisburg, Pennsylvania, Authority University Revenue, Harrisburg
                      University of Science, Series B, 6.00%, due 9/1/36                                                   1,026,560
           500,000    Monroe County, Pennsylvania, Hospital Authority Revenue, (Pocono Medical
                      Center), 5.25%, due 1/1/43                                                                             501,450
         500,000       Pennsylvania State Higher Educational Facilities Authority Revenue (Association
                      of Independent Colleges and Universities), 5.00%, due 5/1/27                                           508,065
         1,000,000    Philadelphia, Pennsylvania, Authority for Industrial Development Revenue,
                      (Franklin Towne Charter High School Project), Series A, 5.375%, due 1/1/32                           1,021,800
                                                                                                                           6,179,524
Rhode Island - 3.2%
         3,000,000    Providence, Rhode Island, Housing Authority Mortgage Revenue, (New
                      Canonchet Project), 5.00%, due 7/1/38                                                                2,962,650
South Carolina - 1.0%
         1,000,000    South Carolina Jobs-Economic Development Authority, Hospital Revenue,
                      (Hampton Regional Medical), 5.25%, due 11/1/28                                                         953,880
Texas - 13.1%
         1,130,000    La Vernia, Texas, Higher Education Financial Revenue, (Southwest Winners
                      Foundation), (ACA Insured), Series A, 5.00%, due 2/15/21                                             1,144,125
           635,000    Maverick County, Texas, Public Facility Corporate Project Revenue Bonds,
                      Series A-1, 6.25%, due 2/1/24                                                                          634,282
         1,000,000    Midlothian, Texas, Development Authority Tax, Series A, 5.00%, due 11/15/26                          1,029,880
         1,795,000    Pecos County, Texas, Iraan General Hospital, (RDN Insured), 5.00%, due 2/15/26                       1,832,910
         1,000,000    Tarrant County, Texas, Cultural Education Facility, (Buckner Retirement
                      Services Project), 5.25%, due 11/15/22                                                               1,036,930
         1,000,000    Tarrant County, Texas, Cultural Education Facility, (Buckner Retirement
                      Services Project), 5.25%, due 11/15/27                                                               1,028,750
         2,000,000    Texas Alliance Airport Authority Special Facilities Authority Revenue,
                      (American Airlines), 5.25%, due 12/1/29 **                                                           1,856,000
           500,000    Texas State Department Housing and Community Affairs Multi-Family Housing
                      Revenue, (GNMA Collateralized Mortgage Loan - Villas), (GNMA Insured),
                      Series A, 5.00%, due 1/20/47                                                                           490,860
         2,000,000    Texas State Public Finance Authority Charter School Revenue, (Public School
                      Project), (ACA Insured), 5.00%, due 8/15/37                                                          1,999,960
         1,000,000    Willacy County, Texas, Local Government Corporate Revenue, 6.00%, due 3/1/09                         1,006,010
                                                                                                                          12,059,707
Utah - 1.1%
         1,000,000    West Valley City, Utah, Charter Schools Revenue, (Monticello Academy),
                      6.375%, due 6/1/37 (144A) ss.                                                                        1,013,950
Virginia - 2.1%
         1,000,000    Norfolk Virginia Economic Development Authority, (Old Dominion
                      University), 6.00%, due 11/1/36                                                                      1,030,250
         1,000,000    Tobacco Settlement Financing Corporation, Series B1, 5.00%, due 6/1/47                                 928,860
                                                                                                                           1,959,110
Washington - 2.9%
         2,000,000    Washington State Healthcare Facilities Authority Revenue, (Group Health
                      COOP), 5.00%, due 12/1/36                                                                            2,007,260
           700,000    Washington State Housing Finance Community, (Skyline First Hill Project),
                      Series A, 5.625%, due 1/1/38                                                                           702,751
                                                                                                                           2,710,011
Wisconsin - 4.2%
         1,000,000    Wisconsin Health and Educational Facilities Authority Revenue Bonds,
                      (Milwaukee Catholic Home), 5.00%, due 7/1/26                                                         1,008,540
         2,685,000    Wisconsin Health and Educational Facilities Authority Revenue Bonds,
                      (SynergyHealth, Inc.), 6.00%, due 11/15/23                                                           2,828,272
                                                                                                                           3,836,812

------------------------------------------------------------------------------------------------------------------------------------
Total Municipal Securities ( cost $92,872,036)                                                                      $     91,288,887
------------------------------------------------------------------------------------------------------------------------------------

Short-Term Municipal Securities - 0.7%

Arkansas - 0.4%
         $ 400,000    North Slope Borough, Alaska, General Obligation Refunding Bonds, (MBIA
                      Insured), Series A, Variable Rate, 3.75%, 6/30/10                                                      400,000
Pennsylvania -0.1 %
           100,000    Chester County Pennsylvania Health and Education Facilities Authority
                      Revenue, (Jenner's Pond Project), Variable Rate, 3.74%, 7/1/34                                         100,000
Texas - 0.2%
           145,000    Brownsville, Texas, Utility System, (MBIA Insured), Sub Lien Series A, Variable
                       Rate, 3.21%, 9/1/27                                                                                   145,000

------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Securities (cost $645,000)                                                                        645,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $93,517,036) - 100%                                                                   $     91,933,887
------------------------------------------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ACA                     American Capital Access Corp.

GNMA                    Government National Mortgage Association

MBIA                    Municipal Bond Investors Assurance Corp.

RDN                     Radian Asset Assurance, Inc.


144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

*                       Security is illiquid.


ss. Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                                  Value as a
                                                                                                                     % of
                                                                       Acquisition       Acquisition              Investment
                                                                          Date               Cost         Value   Securities
------------------------------------------------------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund
West Valley City, Utah, Charter Schools Revenue, (Monticello
Academy),


6.375%, due 6/1/37 (144A)                                                4/20/07       $ 1,025,350      $1,013,950       1.1%
------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

--------------------------------------------------------- -----------------------------------------
Fund                                                                  Aggregate Value
--------------------------------------------------------- -----------------------------------------

Janus Federal Tax-Exempt Fund                                            $5,027,176
--------------------------------------------------------- -----------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2007.

Janus Flexible Bond Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------

Corporate Bonds - 16.2%
Aerospace and Defense - 0.1%
          $105,319    Hawker Beechcraft, Inc., 5.26%, bank loan, due 3/26/14 p                                               $99,000
         1,241,569    Hawker Beechcraft, Inc., 7.36%, bank loan, due 3/26/14 p                                             1,170,179
                                                                                                                           1,269,179
Agricultural Operations - 0.1%
         1,421,000    Bunge Limited Finance Corp., 4.375%, company guaranteed notes, due 12/15/08                          1,399,172
Auction House - Art Dealer - 0.1%
           985,955    Adesa, Inc., 7.61%, bank loan, due 10/20/13 p                                                          905,432
Automotive - Cars and Light Trucks - 0.3%
         1,795,489    Ford Motor Company, 8.36%, bank loan, due 12/16/13 p                                                 1,686,072
           771,125    General Motors Corp., 7.735%, bank loan, due 11/29/13 p                                                735,460
                                                                                                                           2,421,532
Automotive - Medium and Heavy Duty Trucks - 0.2%
            35,000    Navistar International Corp., 5.17%, bank loan, 1/19/12 p                                               33,688
           431,667    Navistar International Corp., 8.60988%, bank loan, due 1/19/12 p                                       415,479
         1,283,333    Navistar International Corp., 8.61%, bank loan, due 1/19/12 p                                        1,235,208
                                                                                                                           1,684,375
Automotive - Truck Parts and Equipment - Original - 0.5%
         4,845,000    TRW Automotive, Inc., 7.00%, company guaranteed notes, due 3/15/14 (144A)                            4,530,075
Cable Television - 1.6%
         1,750,000    Charter Communications Operating LLC, 7.36%, bank loan, due 3/6/14 p                                 1,617,298
         2,775,000    Comcast Corp., 5.85%, company guaranteed notes, due 1/15/10                                          2,797,766
         3,395,000    Comcast Corp., 6.50%, company guaranteed notes, due 1/15/17                                          3,439,278
         3,850,000    Cox Communications, Inc., 4.625%, senior unsecured notes, due 1/15/10                                3,760,698
         3,152,768    CSC Holdings, Inc., 7.07%, bank loan, due 3/29/13 p                                                  3,010,452
                                                                                                                          14,625,492
Casino Hotels - 0.1%
            33,750    Green Valley Ranch Gaming, 7.36%, bank loan, due 2/16/14 p                                              32,548
           831,273    Green Valley Ranch Gaming, 7.36%, bank loan, due 2/16/14 p                                             801,663
           450,000    Seminole Hard Rock Entertainment, 7.8475%, secured notes, due 3/15/14 (144A) p                         441,000
                                                                                                                           1,275,211
Cellular Telecommunications - 0.2%
         2,200,000    Nextel Communications, Inc., 6.875%, company guaranteed notes, due 10/31/13                          2,112,000
Commercial Services - 0.3%
         3,050,000    Iron Mountain, Inc., 8.625%, company guaranteed notes, due 4/1/13                                    2,989,000
Computer Services - 0.1%
         1,320,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                            1,326,600
Containers - Metal and Glass - 0.4%
         2,153,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                  2,179,913
         1,720,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                               1,715,700
                                                                                                                           3,895,613
Diversified Financial Services - 0.8%
         5,145,000    General Electric Capital Corp., 4.875%, notes, due 10/21/10                                          5,093,339
         2,600,000    General Electric Capital Corp., 4.375%, unsecured notes, due 11/21/11                                2,501,244
                                                                                                                           7,594,583
Diversified Operations - 0.7%
         1,125,000    Capmark Financial Group, 6.30%, company guaranteed notes, due 5/10/17 (144A)                           996,555
         2,545,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                   2,506,825
         2,750,000    Textron, Inc., 6.375%, notes, due 11/15/08                                                           2,795,667
                                                                                                                           6,299,047
Diversified Operations - Commercial Services - 0.1%
            37,036    Aramark Corp., 5.36%, bank loan, due 1/27/14 p                                                          34,582
           526,424    Aramark Corp., 7.36%, bank loan, due 1/27/14 p                                                         493,259
           750,000    Aramark Corp., 8.50%, senior notes, due 2/1/15 (144A)                                                  706,876
                                                                                                                           1,234,717
Educational Software - 0.0%
           299,248    Riverdeep Interactive Learning, 8.11%, bank loan, due 12/20/13 p                                       291,767
Electric - Generation - 0.5%
         4,900,000    Edison Mission Energy, 7.00%, senior notes, due 5/15/17 (144A)                                       4,422,250
Electric - Integrated - 1.7%
         1,275,000    Consolidated Edison, Inc., 5.50%, debentures, due 9/15/16                                            1,246,007
         1,900,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                    1,872,378
         4,035,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                      4,227,699
         1,785,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                     1,686,213
         4,350,000    Southern California Edison Co., 7.625%, unsecured notes, due 1/15/10                                 4,574,655
         2,335,000    TXU Corp., 4.80%, senior notes, due 11/15/09                                                         2,283,295
                                                                                                                          15,890,247
Electronic Components - Semiconductors - 0.4%
         3,600,000    National Semiconductor Corporation, 5.61%, senior unsecured notes, due 6/15/10                       3,600,407
Energy - Alternate Sources - 0.1%
           850,000    Huish Detergents, Inc., 7.32%, bank loan, due 4/26/14 p                                                765,000
Finance - Auto Loans - 0.8%
           843,000    Ford Motor Credit Company, 9.75%, senior unsecured notes, due 9/15/10 p                                851,312
         2,550,000    Ford Motor Credit Company, 9.81%, notes, due 4/15/12 p                                               2,637,714
           575,000    Ford Motor Credit Company LLC, 7.80%, notes, 6/1/12                                                    547,459
         2,000,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                          1,997,770
           500,000    General Motors Acceptance Corp., 6.625%, unsubordinated notes, due 5/15/12                             457,455
           865,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                             777,433
                                                                                                                           7,269,143
Finance - Consumer Loans - 0.2%
         1,579,000    John Deere Capital Corp., 4.875%, notes, due 10/15/10                                                1,556,405
Finance - Investment Bankers/Brokers - 0.3%
           770,000    E*TRADE Financial Corp., 8.005%, senior unsecured notes, due 6/15/11                                   785,400
         2,190,000    E*TRADE Financial Corp., 7.375%, senior unsecured notes, due 9/15/13                                 2,200,950
                                                                                                                           2,986,350
Finance - Other Services - 0.2%
         1,800,000    Pinnacle Foods Finance LLC, 8.11%, bank loan, due 4/2/14 p                                           1,699,506
Food - Retail - 0.3%
         1,010,000    Stater Brothers Holdings, Inc., 8.125%, senior notes, due 6/15/12                                      974,650
         1,700,000    Stater Brothers Holdings, Inc., 7.75%, senior notes, due 4/15/15 (144A)                              1,581,000
                                                                                                                           2,555,650
Gas - Distribution - 0.1%
         1,030,000    Southern Star Central Corp., 6.00%, notes, due 6/1/16 (144A)                                           955,325
Independent Power Producer - 0.2%
         1,175,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14                                              1,122,125
         1,125,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17                                              1,068,750
                                                                                                                           2,190,875
Machinery - Electrical - 0.1%
           717,053    Baldor Electric Co., 7.125%, bank loan, due 1/31/14 p                                                  693,031
Medical - Hospitals - 0.4%
           847,870    HCA, Inc., 7.61%, bank loan, due 11/18/13 p                                                            806,536
         2,625,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                 2,605,313
                                                                                                                           3,411,849
Metal - Diversified - 0.2%
         1,925,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes, due 4/1/17                     2,021,250
Multimedia - 0.4%
         1,075,000    Time Warner, Inc., 6.50%, company guaranteed notes, due 11/15/36                                     1,020,310
           850,000    Viacom, Inc., 6.25%, senior notes, due 4/30/16                                                         829,049
         1,745,603    VNU, Inc., 7.35656%, bank loan, due 8/9/13 p                                                         1,669,234
                                                                                                                           3,518,593
Non-Hazardous Waste Disposal - 0.6%
         2,900,000    Allied Waste Industries, Inc., 6.50%, secured notes, due 11/15/10                                    2,834,750
         2,400,000    Waste Management, Inc., 7.375%, senior unsubordinated notes, due 8/1/10                              2,519,287
                                                                                                                           5,354,037
Oil Companies - Exploration and Production - 0.8%
         1,200,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                            1,119,000
         2,110,000    Kerr-McGee Corp., 6.875%, company guaranteed notes, due 9/15/11                                      2,202,012
           600,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 2/1/22                        581,617
           500,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22 p                     594,904
         2,200,000    Sabine Pass LNG L.P., 7.50%, secured notes, due 11/30/16 (144A) ss.                                  2,090,000
         1,325,000    XTO Energy, Inc., 6.10%, senior unsecured notes, due 4/1/36                                          1,244,933
                                                                                                                           7,832,466
Paper and Related Products - 0.2%
           100,012    Georgia-Pacific Corp., 7.11%, bank loan, due 12/20/12 p                                                 94,405
           168,521    Georgia-Pacific Corp., 7.11%, bank loan, due 12/20/12 p                                                159,072
           200,025    Georgia-Pacific Corp., 7.11%, bank loan, due 12/20/12 p                                                188,809
         1,600,197    Georgia-Pacific Corp., 7.11%, bank loan, due 12/20/12 p                                              1,510,473
                                                                                                                           1,952,759
Pipelines - 1.1%
         9,100,000    Kinder Morgan Finance Co., 5.70%, company guaranteed notes, due 1/5/16                               8,077,606
         1,800,000    Spectra Energy Corp., 6.75%, senior notes, due 2/15/32                                               1,780,610
                                                                                                                           9,858,216
Publishing - Periodicals - 0.4%
         1,475,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                  1,572,719
         1,019,875    Idearc, Inc., 7.36%, bank loan, due 11/17/14 p                                                         978,121
           879,000    Idearc, Inc., 8.00%, company guaranteed notes, due 11/15/16                                            832,853
                                                                                                                           3,383,693
Real Estate Management/Services - 0.2%
           467,727    Realogy Corp., 5.17%, bank loan, due 10/10/13 p                                                        442,002
         1,737,273    Realogy Corp., 8.36%, bank loan, due 10/10/13 p                                                      1,609,149
                                                                                                                           2,051,151
Reinsurance - 0.1%
         1,400,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                             1,340,045
Retail - Regional Department Stores - 0.0%
             4,975    Neiman Marcus Group, Inc., 7.09%, bank loan, due 4/6/13 p                                                4,761
           318,380    Neiman Marcus Group, Inc., 7.11%, bank loan, due 4/6/13 p                                              304,715
                                                                                                                             309,476
Satellite Telecommunications - 0.1%
         1,414,000    Intelsat Bermuda, Ltd., 7.855%, bank loan, due 2/1/14 p                                              1,365,684
Savings/Loan/Thrifts - 0.1%
           525,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 p                                             513,658
Schools - 0.1%
           625,013    Education Management LLC, 7.125%, bank loan, due 6/1/13 p                                              596,575
Special Purpose Entity - 0.2%
         1,340,000    Source Gas LLC, 5.90%, senior notes, due 4/1/17 (144A) ss.                                           1,296,293
           975,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                            889,688
                                                                                                                           2,185,981
Specified Purpose Acquisition Company - 0.0%
           223,875    Solar Capital Corp., 7.35563%, bank loan, due 2/28/14 p                                                213,147
Telephone - Integrated - 0.4%
         2,950,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                         2,823,185
         1,275,000    Telefonica Emisiones S.A.U., 5.984%, company guaranteed notes, due 6/20/11**                         1,281,106
                                                                                                                           4,104,291
Television - 0.2%
         1,750,000    Univision Communications, Inc., 7.61%, bank loan, due 9/29/14 p                                      1,607,813
Transportation - Railroad - 0.1%
           675,000    Kansas City Southern de Mexico, 7.375%, senior notes, due 6/1/14 (144A)                                654,750
Transportation - Services - 0.1%
         1,270,000    Fedex Corp., 5.50%, company guaranteed notes, due 8/15/09                                            1,270,956
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $156,851,205)                                                                                151,984,374
------------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.2%
Cable Television - 0.2%
EUR        971,100    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13** (cost $1,246,549)                   1,408,335
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 17.8%
U.S. Government Agency - 17.8%
        $2,765,665    Fannie Mae, 7.00%, due 9/1/14                                                                        2,851,451
           671,654    Fannie Mae, 6.50%, due 11/1/17                                                                         685,316
         2,143,497    Fannie Mae, 5.00%, due 11/1/18                                                                       2,088,969
         1,497,316    Fannie Mae, 4.50%, due 5/1/19                                                                        1,431,158
         4,466,340    Fannie Mae, 4.50%, due 5/1/19                                                                        4,268,997
         5,036,974    Fannie Mae, 4.50%, due 5/1/19                                                                        4,814,417
           514,178    Fannie Mae, 5.50%, due 8/1/19                                                                          509,169
         4,217,280    Fannie Mae, 5.00%, due 8/1/19                                                                        4,102,437
           214,012    Fannie Mae, 5.50%, due 9/1/19                                                                          212,125
         1,384,816    Fannie Mae, 5.50%, due 9/1/19                                                                        1,371,326
           527,930    Fannie Mae, 4.50%, due 4/1/20                                                                          503,467
         2,373,876    Fannie Mae, 6.00%, due 10/1/21                                                                       2,388,862
         2,932,758    Fannie Mae, 5.50%, due 9/1/24                                                                        2,869,000
         3,335,470    Fannie Mae, 5.00%, due 5/1/25                                                                        3,180,985
           744,121    Fannie Mae, 7.00%, due 11/1/28                                                                         771,741
           956,094    Fannie Mae, 6.50%, due 2/1/31                                                                          978,254
         1,841,020    Fannie Mae, 7.00%, due 2/1/32                                                                        1,909,353
         2,105,885    Fannie Mae, 6.50%, due 5/1/32                                                                        2,151,137
           906,657    Fannie Mae, 6.50%, due 7/1/32                                                                          922,909
         5,973,867    Fannie Mae, 6.00%, due 10/1/32                                                                       5,954,399
         6,953,383    Fannie Mae, 5.035%, due 1/1/33                                                                       6,910,515
         8,753,313    Fannie Mae, 5.50%, due 2/1/33                                                                        8,497,624
         1,436,558    Fannie Mae, 6.50%, due 3/1/33                                                                        1,462,307
         3,141,410    Fannie Mae, 4.566%, due 4/1/33                                                                       3,122,157
         3,458,031    Fannie Mae, 5.50%, due 11/1/33                                                                       3,356,487
         1,707,132    Fannie Mae, 5.00%, due 2/1/34                                                                        1,610,370
           847,690    Fannie Mae, 5.00%, due 4/1/34                                                                          799,012
         4,243,488    Fannie Mae, 5.00%, due 4/1/34                                                                        3,999,810
         6,851,743    Fannie Mae, 6.00%, due 7/1/34                                                                        6,830,583
         2,344,977    Fannie Mae, 6.50%, due 8/1/34                                                                        2,391,542
           521,302    Fannie Mae, 6.50%, due 9/1/34                                                                          532,891
           887,432    Fannie Mae, 5.50%, due 11/1/34                                                                         860,199
         6,060,044    Fannie Mae, 5.50%, due 11/1/34                                                                       5,874,077
         2,427,977    Fannie Mae, 4.605%, due 12/1/34                                                                      2,392,555
         3,095,171    Fannie Mae, 6.00%, due 12/1/35                                                                       3,072,537
         1,687,948    Fannie Mae, 6.50%, due 1/1/36                                                                        1,705,183
         4,048,708    Fannie Mae, 6.00%, due 3/1/36                                                                        4,014,274
           979,874    Fannie Mae, 6.50%, due 7/1/36                                                                          989,880
         1,875,795    Fannie Mae, 6.50%, due 8/1/36                                                                        1,894,949
         3,988,492    Fannie Mae, 6.50%, due 8/1/36                                                                        4,029,219
         1,033,986    Fannie Mae, 6.00%, due 8/1/36                                                                        1,025,192
           726,645    Fannie Mae, 6.50%, due 9/1/36                                                                          734,065
         6,455,453    Fannie Mae, 5.585%, due 11/1/36                                                                      6,460,311
         1,626,553    Fannie Mae, 6.00%, due 1/1/37                                                                        1,612,719
            41,561    Federal Home Loan Bank System, 5.27%, due 12/28/12                                                      41,420
           847,945    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                      822,220
         2,956,796    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                    2,867,094
         1,756,750    Federal Home Loan Bank System, 5.713%, due 3/1/37                                                    1,759,379
         1,128,661    Freddie Mac, 5.50%, due 1/1/16                                                                       1,120,673
         1,902,094    Freddie Mac, 5.50%, due 1/1/18                                                                       1,887,441
         4,327,904    Freddie Mac, 4.50%, due 2/1/18                                                                       4,148,045
         3,757,836    Freddie Mac, 5.00%, due 9/1/18                                                                       3,661,114
         2,038,352    Freddie Mac, 5.00%, due 2/1/20                                                                       1,978,509
         1,365,032    Freddie Mac, 5.50%, due 2/1/21                                                                       1,348,277
         1,277,441    Freddie Mac, 5.00%, due 4/1/21                                                                       1,238,147
         1,853,044    Freddie Mac, 6.00%, due 11/1/33                                                                      1,847,375
         3,127,255    Freddie Mac, 6.00%, due 2/1/34                                                                       3,119,340
         4,300,119    Freddie Mac, 3.756%, due 7/1/34                                                                      4,180,317
           358,660    Freddie Mac, 6.50%, due 7/1/34                                                                         365,838
           851,156    Freddie Mac, 6.50%, due 7/1/34                                                                         868,304
           331,386    Freddie Mac, 6.50%, due 6/1/35                                                                         336,716
         1,370,230    Freddie Mac, 6.50%, due 8/1/36                                                                       1,385,906
         1,577,338    Ginnie Mae, 6.00%, due 2/15/33                                                                       1,579,177
           727,504    Ginnie Mae, 5.50%, due 11/15/33                                                                        694,721
         4,451,274    Ginnie Mae, 6.00%, due 10/20/34                                                                      4,448,705
         1,573,165    Ginnie Mae, 6.50%, due 2/20/35                                                                       1,601,527
         5,059,049    Ginnie Mae, 5.50%, due 3/20/35                                                                       4,924,075
                 2    Ginnie Mae, 5.50%, due 5/20/35                                                                               2
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $167,850,156)                                                                     164,368,252
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Finance - Other Services - 0.2%
            38,945    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                  2,069,927
REIT - Diversified - 0.4%
            96,600    iStar Financial, Inc., 7.875%                                                                        2,351,244
            52,200    Lexington Realty Trust, Series D, 7.55%                                                              1,205,820
                                                                                                                           3,557,064
Savings/Loan/Thrifts - 0.3%
            91,960    Chevy Chase Bank FSB, 8.00%                                                                          2,363,372
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $8,388,886)                                                                                    7,990,363
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 8.5%
       $32,095,000    Fannie Mae, 5.50%, due 3/15/11                                                                      32,558,099
        20,655,000    Fannie Mae, 5.25%, due 8/1/12                                                                       20,654,835
         4,375,000    Federal Home Loan Bank System, 5.00%, due 2/20/09                                                    4,379,961
        16,542,000    Freddie Mac, 5.25%, due 5/21/09                                                                     16,629,391
         4,575,000    Freddie Mac, 5.25%, due 7/18/11                                                                      4,595,409
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $78,395,621)                                                                         78,817,695
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 35.4%
           525,000    U.S. Treasury Notes, 4.75%, due 2/28/09 #                                                              525,820
        41,965,000    U.S. Treasury Notes, 4.875%, due 5/31/09 #                                                          42,165,005
           900,000    U.S. Treasury Notes, 4.75%, due 2/15/10 #                                                              904,148
        31,925,000    U.S. Treasury Notes, 4.50%, due 5/15/10 #                                                           31,885,094
         8,335,000    U.S. Treasury Notes, 5.125%, due 6/30/11 #                                                           8,497,141
         1,250,000    U.S. Treasury Notes, 4.75%, due 1/31/12 #                                                            1,258,203
        17,030,000    U.S. Treasury Bonds, 4.625%, due 2/29/12 #                                                          17,048,631
         2,045,000    U.S. Treasury Notes, 4.50%, due 3/31/12 #                                                            2,035,094
         2,925,000    U.S. Treasury Notes, 4.50%, due 4/30/12 #                                                            2,911,519
        46,886,000    U.S. Treasury Bonds, 4.75%, due 5/31/12 #                                                           47,171,723
        44,892,000    U.S. Treasury Notes, 4.875%, due 6/30/12 #                                                          45,411,041
         5,966,000    U.S. Treasury Bonds, 4.625%, due 11/15/16 #                                                          5,893,286
         8,572,000    U.S. Treasury Notes, 4.625%, due 2/15/17 #                                                           8,461,498
        48,606,000    U.S. Treasury Notes, 4.50%, due 5/15/17 #                                                           47,569,330
         3,110,000    U.S. Treasury Notes, 8.875%, due 8/15/17                                                             4,098,153
         6,145,000    U.S. Treasury Notes, 8.875%, due 2/15/19 #                                                           8,273,186
         8,705,000    U.S. Treasury Bonds, 7.25%, due 8/15/22 #                                                           10,749,317
        18,461,000    U.S. Treasury Bonds, 6.25%, due 8/15/23 #                                                           20,934,479
         5,945,000    U.S. Treasury Bonds, 4.50%, due 2/15/36 #                                                            5,558,575
        16,925,000    U.S. Treasury Bonds, 4.75%, due 2/15/37 #                                                           16,475,438
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $325,314,738)                                                                      327,826,681
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.5%
         4,605,000    Janus Institutional Money Market Fund - Institutional Shares, 5.27% (cost $4,605,000)                4,605,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.5%
       190,118,344    State Street Navigator Securities Lending
                      Prime Portfolio + (cost $190,118,344)                                                              190,118,344
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $932,770,499) - 100.0%                                                                    $927,119,044
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

Country                                                                              Value       % of Investment
                                                                                                      Securities
----------------------------------------------------------------------------------------------------------------
Belgium                                                                  $        1,408,335             0.2 %
Canada                                                                            8,077,606             0.9 %
China                                                                               889,688             0.1 %
Spain                                                                             1,281,106             0.1 %
United States ++                                                                915,462,309            98.7 %
----------------------------------------------------------------------------------------------------------------
Total                                                                    $      927,119,044            100.0%
                                                                                ===========            ======

++ Includes Short-Term Securities and Other Securities (77.7% excluding Short-Term Securities and Other Securities)

Janus Flexible Income Fund
Forward Currency Contracts, Open
as of July 31, 2007 (unaudited)

Currency Sold and                        Currency         Currency      Unrealized
Settlement Date                        Units Sold   Value in U.S. $     Gain/(Loss)
-----------------------------------------------------------------------------------

Euro 11/29/07                             960,000       $1,317,708        $(16,111)
-----------------------------------------------------------------------------------
Total                                                   $1,317,708        $(16,111)


Notes to Schedule of Investments (unaudited)

REIT     Real Estate Investment Trust

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
p        Rate is subject to change.  Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

*** Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                             Value as a %
                                                           Acquisition    Acquisition                        of Investment
                                                               Date           Cost             Value           Securities
---------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Sabine Pass LNG L.P., 7.50%
   secured notes, due 11/30/16 (144A)                        11/1/06        $ 2,200,000      $ 2,090,000              0.2%
Source Gas LLC., 5.90%
   senior notes, due 4/1/17 (144A)                           4/11/07          1,335,779        1,296,293              0.2%
---------------------------------------------------------------------------------------------------------------------------
                                                                            $ 3,535,779      $ 3,386,293              0.4%
---------------------------------------------------------------------------------------------------------------------------

     The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                                                             Aggregate Value
----------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                                                                              $2,689,441


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2007.

Janus Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                             Value
---------------------------------------------------------------------------------------------------------------------
Common Stock - 90.1%
Aerospace and Defense - 4.5%
         8,310,969    BAE Systems PLC**                                                                                 $ 70,200,586
         3,794,075    Boeing Co.                                                                                         392,421,176
         1,173,760    Lockheed Martin Corp.                                                                              115,591,885
                                                                                                                         578,213,647
Agricultural Chemicals - 2.9%
         2,773,380    Monsanto Co.                                                                                       178,744,341
           952,231    Syngenta A.G.                                                                                      179,761,569
                                                                                                                         358,505,910
Agricultural Operations - 0.8%
         2,979,995    Archer-Daniels-Midland Co.                                                                         100,127,832
Apparel Manufacturers - 0.8%
         7,139,500    Esprit Holdings, Ltd.                                                                               96,703,613
Audio and Video Products - 0.8%
         1,921,780    Sony Corp.**                                                                                       101,673,270
Automotive - Cars and Light Trucks - 0.7%
         1,442,054    BMW A.G.**                                                                                          89,320,679
Beverages - Non-Alcoholic - 0.5%
         1,218,090    Coca-Cola Co.                                                                                       63,474,670
Building - Residential and Commercial - 0.3%
            66,445    NVR, Inc.*,#                                                                                        38,437,104
Casino Hotels - 1.4%
         1,129,305    Harrah's Entertainment, Inc.                                                                        95,640,840
           903,745    Station Casinos, Inc.#                                                                              78,201,055
                                                                                                                         173,841,895
Cellular Telecommunications - 1.1%
         2,226,110    America Movil S.A. de C.V. - Series L (ADR)                                                        133,299,467
Chemicals - Diversified - 0.6%
         1,068,600    Shin-Etsu Chemical Company, Ltd.**                                                                  79,115,794
Commercial Services - Finance - 0.8%
           826,385    Moody's Corp.                                                                                       44,459,513
         2,915,670    Western Union Co.                                                                                   58,167,617
                                                                                                                         102,627,130
Computers - 3.7%
         1,795,965    Apple, Inc.*,**                                                                                    236,636,348
         3,173,560    Hewlett-Packard Co.                                                                                146,078,967
           446,170    Research In Motion, Ltd. (U.S. Shares)*                                                             95,480,380
                                                                                                                         478,195,695
Computers - Memory Devices - 2.0%
        13,642,385    EMC Corp.*,**,#                                                                                    252,520,546
Containers - Metal and Glass - 0.8%
         1,843,442    Ball Corp.#                                                                                         94,513,271
Cosmetics and Toiletries - 3.3%
         2,869,578    Avon Products, Inc.                                                                                103,333,504
         4,958,495    Procter & Gamble Co.                                                                               306,732,500
                                                                                                                         410,066,004
Data Processing and Management - 0.8%
         2,388,592    Paychex, Inc.                                                                                       98,839,937
Diversified Operations - 2.7%
         8,798,325    General Electric Co.                                                                               341,023,077
E-Commerce/Services - 1.1%
         2,293,993    eBay, Inc.*                                                                                         74,325,373
         2,958,495    Liberty Media Corp. - Interactive*                                                                  61,980,470
                                                                                                                         136,305,843
Electric Products - Miscellaneous - 0.5%
         1,429,700    Emerson Electric Co.#                                                                               67,295,979
Electronic Components - Semiconductors - 2.2%
         7,987,059    Texas Instruments, Inc.                                                                            281,064,606
Electronic Forms - 0.7%
         2,104,745    Adobe Systems, Inc.*                                                                                84,800,176
Enterprise Software/Services - 1.1%
         7,144,925    Oracle Corp.*                                                                                      136,610,966
Entertainment Software - 1.2%
         3,016,506    Electronic Arts, Inc.*                                                                             146,722,852
Finance - Consumer Loans - 0.7%
         1,829,730    SLM Corp.                                                                                           89,967,824
Finance - Credit Card - 1.2%
         2,590,390    American Express Co.                                                                               151,641,431
Finance - Investment Bankers/Brokers - 5.5%
         7,876,185    JP Morgan Chase & Co.#                                                                             346,630,901
         1,811,805    Merrill Lynch & Company, Inc.#                                                                     134,435,931
         2,121,572    UBS A.G.                                                                                           117,696,655
         1,926,370    UBS A.G. (U.S. Shares)                                                                             106,085,196
                                                                                                                         704,848,683
Finance - Mortgage Loan Banker - 1.2%
         2,464,065    Fannie Mae#                                                                                        147,449,650
Finance - Other Services - 0.9%
           195,967    CME Group, Inc.                                                                                    108,271,768
Food - Retail - 0.7%
         4,718,684    Tesco PLC**                                                                                         38,744,538
         1,201,480    Whole Foods Market, Inc.#                                                                           44,502,819
                                                                                                                          83,247,357
Independent Power Producer - 2.3%
         7,337,370    NRG Energy, Inc.*,#                                                                                282,855,614
Internet Infrastructure Software - 0.5%
         1,671,370    Akamai Technologies, Inc.*,#                                                                        56,759,725
Investment Management and Advisory Services - 0.8%
         1,649,675    Blackstone Group L.P.*,#                                                                            39,608,697
         1,053,950    T. Rowe Price Group, Inc.                                                                           54,942,413
                                                                                                                          94,551,110
Medical - Biomedical and Genetic - 2.2%
         2,868,856    Celgene Corp.*,#                                                                                   173,737,919
           559,423    Genentech, Inc.*                                                                                    41,609,883
         1,017,755    Genzyme Corp.*                                                                                      64,189,808
                                                                                                                         279,537,610
Medical - Drugs - 4.0%
         3,921,255    Merck & Company, Inc.                                                                              194,690,311
         1,786,843    Roche Holding A.G.                                                                                 316,433,299
                                                                                                                         511,123,610
Medical - HMO - 1.8%
         4,044,475    Coventry Health Care, Inc.*                                                                        225,722,150
Metal Processors and Fabricators - 2.1%
         1,915,420    Precision Castparts Corp.**                                                                        262,527,465
Multi-Line Insurance - 1.1%
         2,066,000    American International Group, Inc.#                                                                132,595,880
Multimedia - 1.6%
         6,625,010    News Corporation, Inc. - Class A                                                                   139,920,211
         4,168,766    Publishing & Broadcasting, Ltd.                                                                     65,220,315
                                                                                                                         205,140,526
Networking Products - 0.6%
         2,563,600    Cisco Systems, Inc.*                                                                                74,113,676
Oil Companies - Exploration and Production - 1.1%
           726,405    Apache Corp.**                                                                                      58,722,580
         1,205,280    EnCana Corp. (U.S. Shares)                                                                          73,497,975
                                                                                                                         132,220,555
Oil Companies - Integrated - 3.4%
         4,366,860    Exxon Mobil Corp.**                                                                                371,750,792
         1,180,565    Hess Corp.                                                                                          72,250,578
                                                                                                                         444,001,370
Oil Refining and Marketing - 0.7%
         1,376,900    Valero Energy Corp.**                                                                               92,266,069
Optical Supplies - 0.5%
           466,500    Alcon, Inc. (U.S. Shares)                                                                           63,677,250
Real Estate Operating/Development - 0.5%
        16,274,000    Hang Lung Properties, Ltd.                                                                          59,565,499
Reinsurance - 0.8%
            27,481    Berkshire Hathaway, Inc. - Class B*                                                                 99,041,524
Retail - Apparel and Shoe - 2.4%
         1,937,232    Industria de Diseno Textil S.A.**,#                                                                116,129,016
         3,870,750    Nordstrom, Inc.                                                                                    184,170,285
                                                                                                                         300,299,301
Retail - Consumer Electronics - 0.8%
         2,138,045    Best Buy Company, Inc.#                                                                             95,335,427
Retail - Drug Store - 1.9%
         6,804,844    CVS/Caremark Corp.#                                                                                239,462,460
Retail - Office Supplies - 1.0%
         5,554,802    Staples, Inc.                                                                                      127,871,542
Savings/Loan/Thrifts - 0.4%
         3,353,349    NewAlliance Bancshares, Inc.#                                                                       45,303,745
Seismic Data Collection - 0.2%
         1,179,850    Electromagnetic GeoServices A.S.*                                                                   23,007,648
Semiconductor Components/Integrated Circuits - 0.3%
         2,227,685    Marvell Technology Group, Ltd.*                                                                     40,098,330
Semiconductor Equipment - 0.4%
           789,185    KLA-Tencor Corp.                                                                                    44,817,816
Soap and Cleaning Preparations - 1.2%
         2,837,113    Reckitt Benckiser PLC**                                                                            151,897,130
Telecommunication Equipment - Fiber Optics - 0.8%
         4,279,855    Corning, Inc.*,**                                                                                  102,031,743
Telecommunication Services - 0.8%
         3,421,287    NeuStar, Inc. - Class A*                                                                            98,669,917
Therapeutics - 1.8%
         1,799,760    Amylin Pharmaceuticals, Inc.*,#                                                                     83,706,838
         3,720,804    Gilead Sciences, Inc.*                                                                             138,525,533
                                                                                                                         222,232,371
Tobacco - 0.6%
         1,049,630    Altria Group, Inc.                                                                                  69,768,906
Transportation - Railroad - 1.3%
         1,923,680    Canadian National Railway Co. (U.S. Shares)#                                                       100,281,438
           502,755    Union Pacific Corp.                                                                                 59,898,231
                                                                                                                         160,179,669
Transportation - Services - 1.0%
         2,662,595    C.H. Robinson Worldwide, Inc.                                                                      129,535,247
Web Portals/Internet Service Providers - 2.8%
           316,165    Google, Inc. - Class A*                                                                            161,244,150
         8,260,515    Yahoo!, Inc.*                                                                                      192,056,974
                                                                                                                         353,301,124
Wireless Equipment - 2.9%
         3,243,975    Crown Castle International Corp.*                                                                  117,594,094
         2,502,460    Nokia Oyj (ADR)**                                                                                   71,670,454
         4,305,875    QUALCOMM, Inc.                                                                                     179,339,694
                                                                                                                         368,604,242
---------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,563,105,681)                                                                              11,316,842,927
---------------------------------------------------------------------------------------------------------------------
Money Markets - 3.8%
        56,217,000    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                              56,217,000
       422,496,091    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                422,496,091
---------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $478,713,091)                                                                                  478,713,091
---------------------------------------------------------------------------------------------------------------------
Other Securities - 5.9%
       742,094,506    Allianz Dresdner Daily Asset Fund+ (cost $742,094,506)                                             742,094,506
---------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bill - 0.2%
      $ 19,280,000    U.S. Treasury Bill, 4.77%, due 5/9/07** (amortized cost $19,152,270)                                19,152,174

---------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,803,065,548) - 100%                                                                 $12,556,802,698
---------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

                                                                                                   % of Investment
Country                                                                               Value           Securities
----------------------------------------------------------------------------------------------------------------
Australia                                                                        65,220,315              0.5%
Bermuda                                                                         136,801,943              1.1%
Canada                                                                          269,259,793              2.2%
Finland                                                                          71,670,454              0.6%
Germany                                                                          89,320,679              0.7%
Hong Kong                                                                        59,565,499              0.5%
Japan                                                                           180,789,064              1.4%
Mexico                                                                          133,299,467              1.1%
Norway                                                                           23,007,648              0.2%
Spain                                                                           116,129,016              0.9%
Switzerland                                                                     783,653,969              6.2%
United Kingdom                                                                  260,842,254              2.1%
United States++                                                              10,367,242,597             82.5%
                                                 Total                   $   12,556,802,698            100.0%
                                                                             ==================================

++ Includes Short-Term Securities and Other Securities (72.6% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open as of July 31, 2007 (unaudited)

Currency Sold and                                            Currency            Currency        Unrealized
Settlement Date                                            Units Sold      Value in U.S.$       Gain/(Loss)
------------------------------------------------ --------------------- ------------------- -----------------
British Pound 10/17/07                              45,800,000            $   92,897,978      $(2,369,565)

Euro 10/18/07                                        8,500,000                11,656,409          (71,079)

Euro 11/29/07                                       69,900,000                95,945,594       (1,173,076)

Japanese Yen 10/18/07                            3,000,000,000                25,586,990           37,828
------------------------------------------------ --------------------- ------------------- -----------------
Total                                                                      $ 226,086,971      $(3,575,892)


                                                                                     Value
---------------------------------------- ---------------------------------------- -------------
Schedule of Written Options - Calls

                                         Apache Corp.
                                         expires August 2007
                                         796 contracts
                                         exercise price $95.00..................       ($3,980)

                                         Apache Corp.
                                         expires August 2007
                                         796 contracts
                                         exercise price $100.00.................       ($3,980)

                                         Apache Corp.
                                         expires October 2007
                                         1,602 contracts
                                         exercise price $95.00..................     ($208,260)

                                         Apple, Inc.
                                         expires August 2007
                                         798 contracts
                                         exercise price $150.00.................      ($79,002)

                                         Apple, Inc.
                                         expires August 2007
                                         798 contracts
                                         exercise price $160.00.................      ($27,930)

                                         Corning, Inc.
                                         expires August 2007
                                         2,397 contracts
                                         exercise price $30.00..................       ($4,794)

                                         EMC. Corp expires August 2007 2,787
                                         contracts
                                         exercise price $20.00..................      ($55,740)

                                         Exxon Mobil Corp.
                                         expires August 2007
                                         2,791 contracts
                                         exercise price $95.00..................      ($27,910)

                                         Exxon Mobil Corp.
                                         expires August 2007
                                         1,991 contracts
                                         exercise price $100.00.................       ($7,964)

                                         Precision Castparts Corp.
                                         expires September 2007
                                         801 contracts
                                         exercise price $125.00.................   ($1,345,680)

                                         Precision Castparts Corp.
                                         expires September 2007
                                         451 contracts
                                         exercise price $130.00.................     ($509,630)

                                         Valero Energy Corp.
                                         expires January 2008
                                         2,404 contracts
                                         exercise price $100.00.................     ($180,300)
---------------------------------------- ---------------------------------------- -------------
Total Written Options - Calls
                                         (Premiums received $1,499,507).........   ($2,455,170)
---------------------------------------- ---------------------------------------- -------------


                                                                                     Value
---------------------------------------- ---------------------------------------- ------------
Schedule of Written Options - Puts
                                         Best Buy Company, Inc.
                                         expires September 2007
                                         4,008 contracts
                                         exercise price $45.00..................    ($841,680)
---------------------------------------- ---------------------------------------- ------------
Total Written Options - Puts
                                         (Premiums received $809,603)...........    ($841,680)
---------------------------------------- ---------------------------------------- ------------


Notes to Schedule of Investments (unaudited)

ADR                                         American Depositary Receipt

PLC                                         Public Limited Company

U.S.                                        Shares Securities of foreign
                                            companies trading on an American
                                            Stock Exchange.



*        Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of July 31, 2007.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.


Fund                                                                                             Aggregate Value
----------------------------------------------------------------------------------------------------------------
Janus Fund                                                                                          $778,353,615

Janus Fundamental Equity Fund


Schedule of Investments (unaudited)



Shares/Principal/ Contract Amounts                                                                                     Value
-----------------------------------------------------------------------------------------------------------
Common Stock - 93.1%
Advertising Sales - 1.4%
           548,190    Clear Channel Outdoor Holdings, Inc.*                                                               15,047,816
Aerospace and Defense - 2.8%
           205,485    Boeing Co.                                                                                          21,253,313
           223,960    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 9,681,791
                                                                                                                          30,935,104
Agricultural Operations - 0.6%
           208,610    Archer-Daniels-Midland Co.                                                                           7,009,296
Building and Construction - Miscellaneous - 0.1%
            87,225    Insituform Technologies, Inc.*,#                                                                     1,440,957
Coal - 0.8%
           201,990    Peabody Energy Corp.**                                                                               8,536,097
Commercial Banks - 1.6%
           532,275    Commerce Bancorp, Inc.                                                                              17,804,599
Commercial Services - Finance - 0.8%
           465,165    Western Union Co.                                                                                    9,280,042
Computers - 2.4%
           141,230    Apple, Inc.*                                                                                        18,608,465
           295,625    Dell, Inc.*                                                                                          8,268,631
                                                                                                                          26,877,096
Computers - Integrated Systems - 0.3%
           412,715    Bank Tec (144A)*,***,****,*****                                                                      3,301,720
Computers - Memory Devices - 2.8%
         1,684,810    EMC Corp.*,**                                                                                       31,185,833
Cosmetics and Toiletries - 1.8%
           320,165    Procter & Gamble Co.                                                                                19,805,407
Diversified Operations - 3.5%
         1,017,245    General Electric Co.**                                                                              39,428,416
Electronic Components - Semiconductors - 5.7%
           874,050    Advanced Micro Devices, Inc.*,#                                                                     11,834,637
           198,125    NVIDIA Corp.*                                                                                        9,066,200
            14,625    Samsung Electronics Company, Ltd.                                                                    9,627,845
         1,122,830    Spansion, Inc. - Class A*                                                                           11,913,226
           585,260    Texas Instruments, Inc.                                                                             20,595,300
                                                                                                                          63,037,208
Electronic Forms - 1.7%
           469,190    Adobe Systems, Inc.*,**                                                                             18,903,665
Energy - Alternate Sources - 1.5%
            76,910    First Solar, Inc.*                                                                                   8,657,759
           203,795    Suntech Power Holdings Company, Ltd. (ADR)*                                                          8,219,052
                                                                                                                          16,876,811
Enterprise Software/Services - 1.5%
           860,380    Oracle Corp.*                                                                                       16,450,466
Entertainment Software - 0.9%
           207,685    Electronic Arts, Inc.*                                                                              10,101,798
Filtration and Separations Products - 0.3%
            87,240    Pall Corp.                                                                                           3,622,205
Finance - Credit Card - 1.0%
           183,830    American Express Co.                                                                                10,761,408
Finance - Investment Bankers/Brokers - 9.2%
           610,290    Citigroup, Inc.                                                                                     28,421,205
           610,175    E*TRADE Financial Corp.*                                                                            11,300,441
           758,025    JP Morgan Chase & Co.                                                                               33,360,679
           404,225    Merrill Lynch & Company, Inc.                                                                       29,993,495
             5,530    MF Global, Ltd.                                                                                        137,863
                                                                                                                         103,213,683
Finance - Mortgage Loan Banker - 2.3%
           432,905    Fannie Mae                                                                                          25,905,035
Finance - Other Services - 0.7%
            62,205    Nymex Holdings, Inc.#                                                                                7,744,523
Food - Canned - 0.4%
           196,765    TreeHouse Foods, Inc.*                                                                               4,409,504
Food - Retail - 0.6%
           178,660    Whole Foods Market, Inc.#                                                                            6,617,566
Forestry - 1.1%
           165,035    Weyerhaeuser Co.                                                                                    11,757,093
Gold Mining - 0.6%
           214,795    Barrick Gold Corp. (U.S. Shares)                                                                     7,066,756
Instruments - Controls - 0.3%
            87,225    Watts Water Technologies, Inc. - Class A                                                             3,045,025
Internet Infrastructure Software - 0.7%
           217,970    Akamai Technologies, Inc.*                                                                           7,402,261
Investment Management and Advisory Services - 0.4%
           172,555    Blackstone Group L.P.*,#                                                                             4,143,046
Machinery - Construction and Mining - 0.9%
           122,760    Caterpillar, Inc.                                                                                    9,673,488
Medical - Biomedical and Genetic - 1.5%
           274,325    Celgene Corp.*,**                                                                                   16,613,122
Medical - Drugs - 5.6%
           568,785    Merck & Company, Inc.                                                                               28,240,175
           147,245    Roche Holding A.G.                                                                                  26,075,722
            93,864    Sanofi-Aventis**                                                                                     7,846,468
                                                                                                                          62,162,365
Medical - HMO - 2.0%
           389,460    Coventry Health Care, Inc.*                                                                         21,735,763
Medical Products - 0.5%
            19,905    Nobel Biocare Holding A.G.                                                                           5,993,216
Multi-Line Insurance - 0.9%
           159,515    American International Group, Inc.                                                                  10,237,673
Multimedia - 0.8%
           372,780    News Corporation, Inc. - Class B#                                                                    8,447,195
Non-Hazardous Waste Disposal - 0.4%
           105,440    Waste Management, Inc.                                                                               4,009,883
Oil - Field Services - 0.8%
           233,820    Halliburton Co.                                                                                      8,422,196
Oil and Gas Drilling - 0.7%
            70,010    Transocean, Inc. (U.S. Shares)*                                                                      7,522,575
Oil Companies - Exploration and Production - 3.4%
           155,900    Apache Corp.                                                                                        12,602,956
           277,025    EnCana Corp. (U.S. Shares)**                                                                        16,892,984
           115,815    EOG Resources, Inc.**                                                                                8,118,632
                                                                                                                          37,614,572
Oil Companies - Integrated - 8.5%
           126,825    ConocoPhillips                                                                                      10,252,533
           241,755    Exxon Mobil Corp.                                                                                   20,580,603
           453,135    Hess Corp.                                                                                          27,731,861
           223,830    Marathon Oil Corp.**                                                                                12,355,416
           264,093    Suncor Energy, Inc.                                                                                 23,876,800
                                                                                                                          94,797,213
Oil Refining and Marketing - 2.3%
           389,349    Valero Energy Corp.**                                                                               26,090,276
Pharmacy Services - 1.3%
           288,115    Express Scripts, Inc. - Class A*,#                                                                  14,443,205
Retail - Apparel and Shoe - 1.3%
           303,325    Nordstrom, Inc.                                                                                     14,432,204
Retail - Consumer Electronics - 0.8%
           208,057    Best Buy Company, Inc.                                                                               9,277,262
Retail - Drug Store - 2.2%
           691,150    CVS/Caremark Corp.**                                                                                24,321,569
Retail - Jewelry - 1.3%
           301,820    Tiffany & Co.**                                                                                     14,562,815
Retail - Major Department Stores - 1.0%
           169,085    J.C. Penney Company, Inc.#                                                                          11,504,543
Steel - Producers - 1.7%
         1,153,019    Tata Steel, Ltd.                                                                                    18,592,886
Telecommunication Equipment - Fiber Optics - 1.5%
           715,625    Corning, Inc.*,**                                                                                   17,060,500
Therapeutics - 0.6%
           175,155    Gilead Sciences, Inc.*                                                                               6,521,021
Transportation - Railroad - 2.3%
           232,159    Canadian National Railway Co. (U.S. Shares)                                                         12,102,449
           113,680    Union Pacific Corp.                                                                                 13,543,835
                                                                                                                          25,646,284
Water - 0.5%
            44,455    American States Water Co.                                                                            1,639,945
            87,225    Aqua America, Inc.#                                                                                  1,908,483
            67,845    California Water Service Group#                                                                      2,510,265
                                                                                                                           6,058,693
Water Treatment Services - 0.0%
            13,120    Basin Water, Inc.*,#                                                                                   141,171
Web Portals/Internet Service Providers - 1.8%
           870,720    Yahoo!, Inc.*                                                                                       20,244,240
Wireless Equipment - 0.7%
            42,235    American Tower Corp. - Class A*                                                                      1,759,510
           194,920    Nokia Oyj (ADR)**                                                                                    5,582,509
                                                                                                                           7,342,019
----------------------------------------------------------------------------------------------------------
Total Common Stock (cost $859,324,186)                                                                                 1,035,178,385
----------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.3%
             2,057    ConocoPhillips
                      expires January 2009
                      exercise price $70.00                                                                                4,072,860
             3,285    CVS/Caremark Corp.
                      expires January 2010
                      exercise price $35.00                                                                                2,463,750
             1,307    J.C. Penney Company, Inc.
                      expires January 2010
                      exercise price $70.00                                                                                1,777,520
             1,960    Nordstrom, Inc.
                      expires January 2010
                      exercise price $40.00                                                                                2,979,200
               921    Procter & Gamble Co.
                      expires January 2008
                      exercise price $70.00                                                                                   73,680
             1,753    Procter & Gamble Co.
                      expires January 2009
                      exercise price $65.00                                                                                1,016,740
             1,975    Texas Instruments, Inc.
                      expires January 2010
                      exercise price $35.00                                                                                1,583,022
----------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $13,509,577)                                                               13,966,772
----------------------------------------------------------------------------------------------------------
Money Markets - 1.0%
            75,850    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                                  75,850
        11,353,150    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                 11,353,150
----------------------------------------------------------------------------------------------------------
Total Money Markets (cost $11,429,000)                                                                                    11,429,000
----------------------------------------------------------------------------------------------------------
Other Securities - 4.6%
        50,984,537    Allianz Dresdner Daily Asset Fund+ (cost $50,984,537)                                               50,984,537

------------------------------------------------------------------------------------------------------------
Total Investments (total cost $935,247,300) - 100%                                                                    $1,111,558,694
------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

                                                                                          % of Investment
Country                                                                       Value           Securities
--------------------------------------------------------------------------------------------------------
Bermuda                                                                     137,863              0.0%
Brazil                                                                    9,681,791              0.9%
Canada                                                                   59,938,989              5.3%
Cayman Islands                                                           15,741,627              1.4%
Finland                                                                   5,582,509              0.5%
France                                                                    7,846,468              0.7%
India                                                                    18,592,886              1.7%
South Korea                                                               9,627,845              0.9%
Switzerland                                                              32,068,938              2.8%
United States++                                                         952,339,778             85.8%
                                                 Total           $    1,111,558,694              100.0%
                                                                      =================================

++ Includes Short-Term Securities and Other Securities (80.2% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open as of July 31, 2007 (unaudited)

Currency Sold and                                            Currency            Currency        Unrealized
Settlement Date                                            Units Sold      Value in U.S.$       Gain/(Loss)
------------------------------------------------ --------------------- ------------------- -----------------
Euro 11/29/07                                              5,545,000    $     7,611,135     $      (93,057)
------------------------------------------------ --------------------- ------------------- -----------------
Total                                                                   $     7,611,135     $      (93,057)


Total Return Swaps outstanding at July 31, 2007

                                                                                                        Unrealized
                                                                                          Termination
                           Notional  Return Paid                 Return Received          Date          Appreciation/
Counterparty               Amount    by the Fund                 by the Fund                           (Depreciation)
-------------------------- --------- --------------------------- ------------------------ ------------- -------------
Lehman Brothers              $7,590  1- month S&P 500 Index      1-month Fannie Mae
                                     plus LIBOR                  plus LIBOR
                                     minus 5 basis points        plus 20 basis points        7/24/2008  $(98,788)
Morgan Stanley Capital
Services                     15,422  1- month S&P 500 Index      1-month Microsoft Corp.
                                     plus Federal Funds rate     plus Federal Funds rate
                                     plus 25 basis points                                    7/24/2008   (117,537)
-------------------------- --------- --------------------------- ------------------------ ------------- -------------
Total                                                                                                   $(216,325)






                                                                                     Value
---------------------------------------- ---------------------------------------- ------------
Schedule of Written Options - Calls
                                         Adobe Systems, Inc.
                                         expires October 2007
                                         4,383 contracts
                                         exercise price $52.50                      ($65,745)

                                         Celgene Corp.
                                         expires January 2008
                                         2,192 contracts
                                         exercise price $85.00                     ($120,560)

                                         Corning, Inc.
                                         expires August 2007
                                         7,000 contracts
                                         exercise price $30.00                      ($14,000)

                                         EOG Resources, Inc.
                                         expires January 2008
                                         877 contracts
                                         exercise price $100.00                     ($52,560)

                                         Marathon Oil Corp.
                                         expires January 2008
                                         1,754 contracts
                                         exercise price $70.00                     ($245,560)

                                         Peabody Energy Corp.
                                         expires January 2008
                                         1,753 contracts
                                         exercise price $80.00                       ($8,765)

                                         Tiffany & Co.
                                         expires November 2007
                                         2,630 contracts
                                         exercise price $60.00                     ($276,150)

                                         Valero Energy Corp.
                                         expires January 2008
                                         1,753 contracts
                                         exercise price $100.00.................    ($131,475)
---------------------------------------- ---------------------------------------- ------------
Total Written Options - Calls
                                         (Premiums received $1,940,389).........    ($914,815)
---------------------------------------- ---------------------------------------- ------------


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.



*** Schedule of Fair Valued Securities as of (July 31, 2007)

                                                                                             Value as a % of
Janus Fundamental Equity Fund                                                Value        Investment Securities
----------------------------------------------------------------------- ----------------- -----------------------
Bank Tec (144A)                                                              $ 3,301,720           0.3%
----------------------------------------------------------------------- ----------------- -----------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


**** Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                              Value as a %
                                                    Acquisition          Acquisition                          of Investment
                                                       Date                 Cost                Value          Securities
----------------------------------------------- -------------------- -------------------- ------------------ ----------------
Janus Fundamental Equity Fund
Bank Tec (144A)***                                    6/20/07        $      3,301,720         $  3,301,720             0.3%
----------------------------------------------- -------------------- -------------------- ------------------ ----------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.



***** The Investment Company Act of 1940, as amdended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                             Purchases                    Sales             Realized    Dividend        Value
                                       Shares         Cost        Shares        Cost      Gain/(Loss)    Income       at 7/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Janus Fundamental Equity Fund
Bank Tec (144A)***                    412,715    $ 3,301,720         -           $     -      $     -       $    -    $  3,301,720
------------------------------------ ----------- --------------- ---------- ------------- ------------ ------------ ---------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                                                             Aggregate Value
----------------------------------------------------------------------------------------------------------------
Janus Fundamental Equity Fund                                                                       $106,966,958


      Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 86.7%
Agricultural Chemicals - 2.2%
           111,488    Syngenta A.G.**                                                                                  $ 21,046,635
Chemicals - Diversified - 1.7%
           223,200    Bayer A.G.**                                                                                       15,714,743
Dental Supplies and Equipment - 0.9%
            96,813    Osstem Implant Co., Ltd.*                                                                           4,063,182
           131,173    Sirona Dental Systems, Inc.*,#                                                                      4,638,277
                                                                                                                          8,701,459
Diagnostic Kits - 1.4%
           111,546    Dade Behring Holdings, Inc.                                                                         8,349,218
            51,830    IDEXX Laboratories, Inc.*                                                                           5,196,476
                                                                                                                         13,545,694
Dialysis Centers - 0.9%
           180,345    Fresenius Medical Care A.G. & Co.**                                                                 8,501,821
Diversified Operations - 0.6%
         1,029,797    Max India, Ltd.*                                                                                    5,433,041
Drug Delivery Systems - 1.8%
           427,845    Hospira, Inc.*                                                                                     16,544,766
Medical - Biomedical and Genetic - 15.7%
           830,552    Acorda Therapeutics, Inc.*,#                                                                       13,936,663
           350,076    Alexion Pharmaceuticals, Inc.*,#                                                                   20,360,419
           155,170    AMAG Pharmaceuticals, Inc.#                                                                         8,331,077
           178,130    Amgen, Inc.*                                                                                        9,572,706
           403,365    Celgene Corp.*                                                                                     24,427,783
           443,541    Cougar Biotechnology, Inc.*                                                                        10,534,099
           563,590    Exelixis, Inc.*                                                                                     5,461,187
         1,271,821    Fibrogen, Inc.*,***,****                                                                            9,538,658
           185,870    Genentech, Inc.*                                                                                   13,825,011
           283,545    Genzyme Corp.*                                                                                     17,883,183
           166,470    Millipore Corp.*,#                                                                                 13,086,207
                                                                                                                        146,956,993
Medical - Drugs - 23.4%
           160,254    Abraxis Bioscience, Inc.                                                                            3,208,285
           544,029    Achillion Pharmaceuticals, Inc.*                                                                    3,302,256
           182,375    Allergan, Inc.#                                                                                    10,601,459
           150,735    Amicus Therapeutics, Inc.*                                                                          1,700,291
           222,770    Array BioPharma, Inc.*                                                                              2,238,839
           140,890    Biodel, Inc.*,#                                                                                     2,381,041
           402,777    Cubist Pharmaceuticals, Inc.*                                                                       9,288,038
           331,660    Eli Lilly and Co.                                                                                  17,939,489
           440,930    K-V Pharmaceutical Co. - Class A*                                                                  12,055,026
           666,080    Merck & Company, Inc.                                                                              33,070,872
            66,879    Merck KGaA**                                                                                        8,308,831
           425,374    Novartis A.G.**                                                                                    22,978,550
           427,610    OSI Pharmaceuticals, Inc.*                                                                         13,786,146
           186,791    Roche Holding A.G.**                                                                               33,078,951
           103,740    Sanofi-Aventis**                                                                                    8,672,042
            67,040    Shire PLC**                                                                                         1,644,263
           181,260    Shire PLC (ADR)**                                                                                  13,375,175
           135,000    Takeda Pharmaceutical Company, Ltd.                                                                 8,814,334
           258,465    Wyeth                                                                                              12,540,722
                                                                                                                        218,984,610
Medical - Generic Drugs - 0.4%
           265,882    Pharmstandard (GDR) (144A)*                                                                         4,004,848
Medical - HMO - 4.8%
           414,849    Coventry Health Care, Inc.*                                                                        23,152,723
           294,650    WellPoint, Inc.*                                                                                   22,134,108
                                                                                                                         45,286,831
Medical - Nursing Homes - 2.0%
           289,010    Manor Care, Inc.                                                                                   18,308,784
Medical Instruments - 2.5%
           225,625    Medtronic, Inc.                                                                                    11,432,419
           279,580    St. Jude Medical, Inc.*                                                                            12,061,081
                                                                                                                         23,493,500
Medical Products - 1.4%
            35,471    Nobel Biocare Holding A.G.**                                                                       10,679,998
           258,550    Xtent, Inc.*,#                                                                                      2,407,101
                                                                                                                         13,087,099
Optical Supplies - 2.3%
           154,740    Alcon, Inc. (U.S. Shares)**                                                                        21,122,010
Pharmacy Services - 3.3%
           258,460    Express Scripts, Inc. - Class A*,#                                                                 12,956,600
           221,925    Medco Health Solutions, Inc.*                                                                      18,035,845
                                                                                                                         30,992,445
Physician Practice Management - 1.5%
           261,265    Pediatrix Medical Group, Inc.*                                                                     14,097,859
REIT - Health Care - 0.5%
           131,585    Ventas, Inc.                                                                                        4,292,303
REIT - Office Property - 1.0%
           107,260    Alexandria Real Estate Equities, Inc.                                                               9,238,304
Respiratory Products - 1.3%
           268,635    Respironics, Inc.*                                                                                 12,290,051
Retail - Drug Store - 3.8%
           941,289    CVS/Caremark Corp.#,**                                                                             33,123,960
           269,939    Drogasil S.A.                                                                                       2,458,161
                                                                                                                         35,582,121
Soap and Cleaning Preparations - 1.5%
           267,781    Reckitt Benckiser PLC**                                                                            14,336,815
Therapeutics - 11.8%
           270,730    Amylin Pharmaceuticals, Inc.*,#                                                                    12,591,652
           742,020    BioMarin Pharmaceutical, Inc.*,#                                                                   13,400,881
           751,130    Gilead Sciences, Inc.*                                                                             27,964,569
           531,070    MannKind Corp.*,#                                                                                   5,608,099
           691,650    MGI Pharma, Inc.*,#                                                                                17,312,000
           498,700    Onyx Pharmaceuticals, Inc.*,#                                                                      13,868,847
            93,170    Theravance, Inc.*                                                                                   2,494,161
           246,537    United Therapeutics Corp.*,#                                                                       17,099,806
                                                                                                                        110,340,015
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $625,202,414)                                                                                  811,902,747
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.3%
Medical - Biomedical and Genetic - 0.1%
            26,677    Cougar Biotechnology, Inc. ***,****                                                                   633,579
Medical - Generic Drugs - 0.8%
         8,364,183    Mediquest Therapeutics ***,****                                                                     7,527,765
Medical Instruments - 0.4%
           445,027    GMP Companies, Inc. ***,****                                                                        3,925,138
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $8,951,512)                                                                                  12,086,482
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.2%
Medical - Generic Drugs - 0.1%
         2,093,750    Mediquest Therapeutics - expires 6/15/11 ***,****                                                     628,125
Medical Instruments - 0.1%
            36,799    GMP Companies, Inc. - expires 6/1/11 ***,****                                                         176,635
           215,091    GMP Companies, Inc. - expires 6/1/11 ***,****                                                         473,200
                                                                                                                            649,835
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $0)                                                                                                  1,277,960
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 12.2%
       113,818,708    Allianz Dresdner Daily Asset Fund + (cost $113,818,708)                                           113,818,708
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.4)%
Medical - Hospitals - (0.4)%
           634,630    Tenet Healthcare Corp.* (proceeds $4,303,546)                                                      (3,287,383)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $743,669,088) - 100%                                                                     $935,798,514
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Brazil                                        $   2,458,161                0.3%
France                                            8,672,042                0.9%
Germany                                          32,525,395                3.5%
India                                             5,433,041                0.6%
Japan                                             8,814,334                0.9%
South Korea                                       4,063,182                0.4%
Switzerland                                     108,906,144               11.6%
United Kingdom                                   29,356,253                3.1%
United States ++                                738,857,345               78.7%
-------------------------------------------------------------------------------
Total                                         $ 939,085,897              100.0%
                                                ===========              ======

++ Includes Other Securities (66.6% excluding Other Securities)


              Summary of Investments by Country - (Short Positions)
                            July 31, 2007 (unaudited)

Country                                               Value      % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
United States                                 $ (3,287,383)               100.0%
--------------------------------------------------------------------------------
Total                                         $ (3,287,383)               100.0%
                                                ===========               ======



Forward Currency Contracts, Open
as of July 31, 2007 (unaudited)

Currency Sold and                    Currency          Currency      Unrealized
Settlement Date                    Units Sold    Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 8/15/07               1,793,000        $3,640,795       $(186,490)
British Pound 10/17/07              1,500,000         3,042,510         (31,088)
Euro 10/17/07                       5,900,000         8,090,705        (233,881)
Swiss Franc  8/15/07               12,700,000        10,581,790        (103,156)
Swiss Franc  11/29/07              14,450,000        12,132,400        (123,558)
--------------------------------------------------------------------------------
Total                                               $37,488,200       $(678,173)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.


*** Schedule of Fair Valued Securities
(as of July 31, 2007)

                                                              Value as a % of
Janus Global Life Sciences Fund                   Value    Investment Securities
--------------------------------------------------------------------------------
Cougar Biotechnology, Inc.                     $633,579                     0.1%
Fibrogen, Inc.                                9,538,658                     0.9%
GMP Companies, Inc                            3,925,138                     0.4%
GMP Companies, Inc- expires 6/1/11              473,200                     0.1%
GMP Companies, Inc- expires 6/1/11              176,635                     0.0%
Mediquest Therapeutics                        7,527,765                     0.8%
Mediquest Therapeutics- expires 6/15/11         628,125                     0.1%
--------------------------------------------------------------------------------
                                            $22,903,100                     2.4%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


**** Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                                   Value as a %
                                                                                                                        of
                                                       Acquisition          Acquisition                             Investment
                                                           Date                Cost                 Value           Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Cougar Biotechnology, Inc. ***                       3/31/06 - 2/9/07      $     58,136          $    633,579          0.1%
Fibrogen, Inc. ***                                  12/28/04 - 11/8/05        5,786,786             9,538,658          0.9%
GMP Companies, Inc. ***                             5/31/06 - 7/23/07         3,874,867             3,925,138          0.4%
GMP Companies, Inc.  - expires 6/1/11 ***                5/31/06                      -               473,200          0.1%
GMP Companies, Inc.  - expires 6/1/11 ***           5/31/06 - 10/4/06                 -               176,635          0.0%
Mediquest Therapeutics ***                          5/11/06 - 6/15/06         5,018,510             7,527,765          0.8%
Mediquest Therapeutics - expires 6/15/11 ***        5/11/06 - 6/15/06                 -               628,125          0.1%
-------------------------------------------------------------------------------------------------------------------------------
                                                                           $ 14,738,299          $ 22,903,100          2.4%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                           Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                  $ 185,178,210

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.4%
Agricultural Chemicals - 2.2%
            20,007    Syngenta A.G.                                                                                     $  3,776,909
Apparel Manufacturers - 6.0%
           773,500    Esprit Holdings, Ltd.                                                                               10,476,958
Broadcast Services and Programming - 6.4%
           266,573    Liberty Global, Inc. - Class A*                                                                     11,177,406
Building - Residential and Commercial - 3.7%
            29,905    Centex Corp.                                                                                         1,115,756
            74,360    KB Home                                                                                              2,365,391
            58,120    Pulte Homes, Inc.                                                                                    1,124,041
            54,050    Ryland Group, Inc.                                                                                   1,797,162
                                                                                                                           6,402,350
Cellular Telecommunications - 1.9%
         1,105,391    Vodafone Group PLC                                                                                   3,353,889
Computers - 7.9%
           493,500    Dell, Inc.*                                                                                         13,803,195
Dental Supplies and Equipment - 2.5%
           120,725    Patterson Companies, Inc.*                                                                           4,330,406
Diversified Operations - 1.9%
            70,653    Tyco International, Ltd.                                                                             3,341,180
E-Commerce/Services - 5.9%
           299,987    Expedia, Inc.*                                                                                       7,982,654
            80,632    IAC/InterActiveCorp*                                                                                 2,317,364
                                                                                                                          10,300,018
Electronic Components - Miscellaneous - 5.5%
           177,115    Koninklijke (Royal) Philips Electronics N.V.                                                         7,138,002
            70,653    Tyco Electronics, Ltd.*                                                                              2,530,790
                                                                                                                           9,668,792
Finance - Consumer Loans - 2.0%
            49,350    Acom Company, Ltd.                                                                                   1,765,142
            62,850    Promise Company, Ltd.                                                                                1,695,728
                                                                                                                           3,460,870
Finance - Investment Bankers/Brokers - 3.6%
           144,565    JP Morgan Chase & Co.                                                                                6,362,306
Food - Canned - 2.0%
           152,820    TreeHouse Foods, Inc.*                                                                               3,424,696
Food - Catering - 2.9%
           364,629    Nissin Healthcare Food Service Company, Ltd.                                                         5,126,299
Food - Retail - 4.1%
            93,430    Metro A.G.                                                                                           7,247,602
Insurance Brokers - 5.2%
           225,575    Willis Group Holdings, Ltd.                                                                          9,156,089
Medical Products - 1.6%
            70,653    Covidien, Ltd.*                                                                                      2,893,240
Multimedia - 2.2%
            89,822    Vivendi Universal S.A.                                                                               3,811,658
Property and Casualty Insurance - 3.9%
           745,000    Nipponkoa Insurance Company, Ltd.                                                                    6,809,766
Reinsurance - 1.9%
               913    Berkshire Hathaway, Inc. - Class B*                                                                  3,290,452
Retail - Apparel and Shoe - 1.6%
            74,223    Next PLC                                                                                             2,823,885
Rubber/Plastic Products - 2.8%
           288,100    Tenma Corp.                                                                                          4,916,961
Savings/Loan/Thrifts - 3.1%
           395,665    NewAlliance Bancshares, Inc.                                                                         5,345,434
Schools - 4.4%
           130,470    Apollo Group, Inc. - Class A*                                                                        7,712,082
Television - 5.2%
           680,669    British Sky Broadcasting Group PLC                                                                   9,140,551
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $119,315,641)                                                                                   158,152,994
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 9.6%
         1,488,847    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                               1,488,847
        15,334,518    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                 15,334,518
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $16,823,365)                                                                                    16,823,365
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $136,139,006) - 100%                                                                      $174,976,359
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

Country                                               Value     %  of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                       $  22,974,227                13.1%
France                                            3,811,658                 2.2%
Germany                                           7,247,602                 4.1%
Japan                                            20,313,896                11.6%
Netherlands                                       7,138,002                 4.1%
Switzerland                                       3,776,909                 2.2%
United Kingdom                                   15,318,325                 8.8%
United States ++                                 94,395,740                53.9%
--------------------------------------------------------------------------------
Total                                         $ 174,976,359               100.0%
                                                ===========              ======

++ Includes Short-Term Securities (44.3% excluding Short-Term Securities)


Notes to Schedule of Investments (unaudited)

PLC                      Public Limited Company

*        Non-income-producing security.

Janus Global Research Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                    Value
-------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.0%
Advertising Sales - 0.5%
            18,070    Lamar Advertising Co.                                                                $               1,075,707
Advertising Services - 1.1%
           166,568    WPP Group PLC **                                                                                     2,386,551
Aerospace and Defense - 4.2%
           416,032    BAE Systems PLC **                                                                                   3,514,113
            27,595    Boeing Co.                                                                                           2,854,151
            60,935    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 2,634,220
                                                                                                                           9,002,484
Agricultural Chemicals - 2.9%
            35,480    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               2,864,655
            18,488    Syngenta A.G.                                                                                        3,490,153
                                                                                                                           6,354,808
Agricultural Operations - 1.3%
            12,490    Bunge, Ltd.                                                                                          1,131,719
         2,390,000    Chaoda Modern Agriculture Holdings, Ltd.                                                             1,771,005
                                                                                                                           2,902,724
Apparel Manufacturers - 1.1%
            98,500    Esprit Holdings, Ltd.                                                                                1,334,169
           402,000    Ports Design, Ltd.                                                                                     958,810
                                                                                                                           2,292,979
Applications Software - 1.3%
            38,142    Infosys Technologies, Ltd.                                                                           1,853,955
            45,275    Red Hat, Inc.*                                                                                         942,626
                                                                                                                           2,796,581
Athletic Footwear - 0.5%
            18,355    NIKE, Inc. - Class B                                                                                 1,036,140
Audio and Video Products - 1.1%
            46,300    Sony Corp.                                                                                           2,449,538
Automotive - Cars and Light Trucks - 4.0%
            52,840    BMW A.G.                                                                                             3,272,904
           181,000    Nissan Motor Company, Ltd.                                                                           1,925,081
           206,005    Tata Motors, Ltd. (ADR) #                                                                            3,532,985
                                                                                                                           8,730,970
Beverages - Non-Alcoholic - 0.6%
            24,910    Coca-Cola Co.                                                                                        1,298,060
Beverages - Wine and Spirits - 0.4%
           105,238    C&C Group PLC                                                                                          865,073
Brewery - 1.3%
            34,386    Interbrew S.A.                                                                                       2,754,748
Building - Residential and Commercial - 0.8%
             2,885    NVR, Inc.*, #                                                                                        1,668,915
Casino Services - 0.9%
            35,550    International Game Technology                                                                        1,255,626
            23,415    Scientific Games Corp. - Class A*, #                                                                   803,369
                                                                                                                           2,058,995
Cellular Telecommunications - 1.2%
            44,770    America Movil S.A. de C.V. - Series L (ADR)                                                          2,680,828
Chemicals - Diversified - 1.2%
            33,800    Shin-Etsu Chemical Company, Ltd.                                                                     2,502,446
Commercial Banks - 1.2%
           126,000    Fukuoka Financial Group, Inc.*                                                                         804,880
            27,492    Standard Chartered PLC **                                                                              900,201
            16,695    SVB Financial Group*                                                                                   879,493
                                                                                                                           2,584,574
Commercial Services - 1.1%
           227,400    Park24 Company, Ltd.                                                                                 2,289,346
Computers - 1.3%
            21,410    Apple, Inc.*                                                                                         2,820,982
Computers - Memory Devices - 1.0%
           115,920    EMC Corp.*                                                                                           2,145,679
Computers - Peripheral Equipment - 0.7%
            53,287    Logitech International S.A.*                                                                         1,434,011
Consumer Products - Miscellaneous - 0.6%
            18,055    Kimberly-Clark Corp.                                                                                 1,214,560
Containers - Metal and Glass - 3.5%
            23,560    Ball Corp.                                                                                           1,207,921
           157,320    Owens-Illinois, Inc.*                                                                                6,289,654
                                                                                                                           7,497,575
Cosmetics and Toiletries - 0.8%
            50,875    Avon Products, Inc.                                                                                  1,832,009
Data Processing and Management - 0.6%
            22,295    NAVTEQ Corp.*                                                                                        1,206,828
Distribution/Wholesale - 0.6%
           343,600    Li & Fung, Ltd.                                                                                      1,198,043
Diversified Minerals - 1.2%
            51,220    Companhia Vale do Rio Doce (ADR)                                                                     2,510,292
Diversified Operations - 2.7%
            74,275    General Electric Co.                                                                                 2,878,900
           184,000    Hutchison Whampoa, Ltd.                                                                              1,960,344
           657,000    Melco International Development, Ltd. ***, ****                                                        949,497
                                                                                                                           5,788,741
Drug Delivery Systems - 0.6%
            35,210    Hospira, Inc.*                                                                                       1,361,571
Electric - Generation - 0.4%
            49,070    AES Corp.*                                                                                             964,226
Electronic Components - Semiconductors - 3.7%
           746,906    ARM Holdings PLC **                                                                                  2,217,378
            43,910    Microsemi Corp.*, #                                                                                  1,023,542
             2,529    Samsung Electronics Company, Ltd.                                                                    1,664,877
            50,790    SiRF Technology Holdings, Inc.*                                                                      1,190,518
            52,080    Texas Instruments, Inc.                                                                              1,832,695
                                                                                                                           7,929,010
Electronic Forms - 0.6%
            31,840    Adobe Systems, Inc.*                                                                                 1,282,834
Energy - Alternate Sources - 1.1%
            67,010    JA Solar Holdings Company, Ltd. (ADR)*                                                               2,455,246
Enterprise Software/Services - 0.5%
            56,925    Oracle Corp.*                                                                                        1,088,406
Entertainment Software - 0.5%
            23,275    Electronic Arts, Inc.*                                                                               1,132,096
Finance - Investment Bankers/Brokers - 3.4%
            29,840    JP Morgan Chase & Co.                                                                                1,313,258
            19,990    Macquarie Bank, Ltd.                                                                                 1,389,136
            22,140    Merrill Lynch & Company, Inc.                                                                        1,642,789
            57,790    optionsXpress Holdings, Inc.                                                                         1,445,328
            28,222    UBS A.G.                                                                                             1,565,648
                                                                                                                           7,356,159
Finance - Mortgage Loan Banker - 0.6%
            22,055    Fannie Mae                                                                                           1,319,771
Finance - Other Services - 0.5%
             1,845    CME Group, Inc.                                                                                      1,019,363
Food - Diversified - 1.2%
            61,844    Cadbury Schweppes PLC **                                                                               769,370
             4,929    Nestle S.A.                                                                                          1,883,067
                                                                                                                           2,652,437
Food - Retail - 0.9%
           233,625    Tesco PLC **                                                                                         1,918,266
Independent Power Producer - 0.6%
            31,374    NRG Energy, Inc.*                                                                                    1,209,468
Internet Infrastructure Software - 0.3%
            17,950    Akamai Technologies, Inc.*                                                                             609,582
Investment Management and Advisory Services - 1.1%
            33,900    National Financial Partners Corp.                                                                    1,571,604
            17,505    T. Rowe Price Group, Inc.                                                                              912,536
                                                                                                                           2,484,140
Life and Health Insurance - 0.7%
           490,335    Sanlam, Ltd.                                                                                         1,544,993
Machinery - General Industrial - 1.0%
         4,844,000    Shanghai Electric Group Company, Ltd.                                                                2,277,303
Medical - Biomedical and Genetic - 1.4%
            24,795    Celgene Corp.*                                                                                       1,501,585
            23,660    Genzyme Corp.*                                                                                       1,492,236
                                                                                                                           2,993,821
Medical - Drugs - 2.7%
            31,680    Merck & Company, Inc.                                                                                1,572,912
            38,784    Novartis A.G.                                                                                        2,095,098
            12,438    Roche Holding A.G.                                                                                   2,202,654
                                                                                                                           5,870,664
Medical - HMO - 0.7%
            28,615    Coventry Health Care, Inc.*                                                                          1,597,003
Medical Instruments - 1.1%
             5,225    Intuitive Surgical, Inc.*                                                                            1,110,887
            31,570    St. Jude Medical, Inc.*                                                                              1,361,930
                                                                                                                           2,472,817
Medical Products - 0.7%
             5,067    Nobel Biocare Holding A.G.                                                                           1,525,628
Multimedia - 0.9%
            95,965    News Corporation, Inc. - Class A                                                                     2,026,781
Oil - Field Services - 0.6%
            13,965    Schlumberger, Ltd. (U.S. Shares)                                                                     1,322,765
Oil and Gas Drilling - 0.8%
            61,445    Nabors Industries, Ltd.*                                                                             1,796,652
Oil Companies - Exploration and Production - 1.5%
            13,227    Apache Corp.                                                                                         1,069,271
            37,196    EnCana Corp.                                                                                         2,276,808
                                                                                                                           3,346,079
Oil Companies - Integrated - 1.1%
            16,930    Lukoil (ADR)                                                                                         1,343,186
            12,270    Suncor Energy, Inc.                                                                                  1,109,338
                                                                                                                           2,452,524
Oil Field Machinery and Equipment - 1.2%
           242,188    Wellstream Holdings PLC*, **                                                                         2,672,248
Oil Refining and Marketing - 1.9%
            87,301    Reliance Industries, Ltd.                                                                            4,073,360
Optical Supplies - 1.0%
            15,795    Alcon, Inc. (U.S. Shares)                                                                            2,156,018
Pharmacy Services - 0.6%
            25,685    Express Scripts, Inc. - Class A*                                                                     1,287,589
Power Converters and Power Supply Equipment - 1.1%
            43,060    Hubbell, Inc.                                                                                        2,482,409
Real Estate Management/Services - 0.3%
            30,000    Mitsubishi Estate Company, Ltd.                                                                        762,377
Real Estate Operating/Development - 2.1%
           350,000    CapitaLand, Ltd.                                                                                     1,707,379
           753,000    Hang Lung Properties, Ltd.                                                                           2,756,103
                                                                                                                           4,463,482
Reinsurance - 0.5%
               322    Berkshire Hathaway, Inc. - Class B*                                                                  1,160,488
REIT - Mortgages - 0.5%
            52,715    CapitalSource, Inc. #                                                                                1,001,585
Respiratory Products - 0.7%
            32,060    Respironics, Inc.*                                                                                   1,466,745
Retail - Apparel and Shoe - 1.6%
            13,460    Abercrombie & Fitch Co. - Class A                                                                      940,854
            23,246    Industria de Diseno Textil S.A.                                                                      1,393,501
            23,845    Nordstrom, Inc.                                                                                      1,134,545
                                                                                                                           3,468,900
Retail - Consumer Electronics - 1.0%
            21,865    Best Buy Company, Inc.                                                                                 974,960
            11,470    Yamada Denki Company, Ltd.                                                                           1,148,083
                                                                                                                           2,123,043
Retail - Drug Store - 0.9%
            55,075    CVS/Caremark Corp.                                                                                   1,938,089
Retail - Major Department Stores - 0.3%
            11,090    J.C. Penney Company, Inc.                                                                              754,564
Retail - Restaurants - 0.4%
            10,620    Chipotle Mexican Grill, Inc. - Class A*, #                                                             938,171
Semiconductor Components/Integrated Circuits - 1.0%
            82,490    Cypress Semiconductor Corp.*                                                                         2,067,199
Soap and Cleaning Preparations - 0.9%
            34,642    Reckitt Benckiser PLC **                                                                             1,854,709
Telecommunication Equipment - 0.5%
            18,320    CommScope, Inc.*                                                                                       997,158
Telecommunication Equipment - Fiber Optics - 0.9%
            80,685    Corning, Inc.*                                                                                       1,923,530
Telecommunication Services - 2.1%
            65,750    Amdocs, Ltd. (U.S. Shares)*, **                                                                      2,379,492
            28,025    SAVVIS, Inc.*                                                                                        1,052,619
            62,369    Time Warner Telecom, Inc. - Class A*                                                                 1,219,314
                                                                                                                           4,651,425
Television - 1.4%
           220,559    British Sky Broadcasting Group PLC **                                                                2,961,837
Therapeutics - 1.7%
            32,595    Amylin Pharmaceuticals, Inc.*, #                                                                     1,515,994
            37,680    Gilead Sciences, Inc.*                                                                               1,402,826
             9,995    United Therapeutics Corp.*, #                                                                          693,253
                                                                                                                           3,612,073
Tobacco - 0.9%
            30,664    Altria Group, Inc.                                                                                   2,038,236
Transportation - Services - 1.4%
            23,765    C.H. Robinson Worldwide, Inc.                                                                        1,156,167
            23,735    United Parcel Service, Inc. - Class B                                                                1,797,214
                                                                                                                           2,953,381
Transportation - Truck - 0%
               588    Landstar System, Inc.                                                                                   26,730
Web Portals/Internet Service Providers - 0.3%
            31,274    Yahoo!, Inc.*                                                                                          727,121
Wireless Equipment - 1.9%
            65,895    Crown Castle International Corp.*                                                                    2,388,693
            39,690    QUALCOMM, Inc.                                                                                       1,653,089
                                                                                                                           4,041,782
-------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $183,341,195)                                                                                   207,994,041
-------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.0%
         8,679,675    Allianz Dresdner Daily Asset Fund  + (cost $8,679,675)                                               8,679,675
-------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $192,020,870) - 100%                                                                      $216,673,716
-------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

Country                                                                               Value   % of Investment
                                                                                                   Securities
-------------------------------------------------------------------------------------------------------------
Australia                                                                $        1,389,136              0.6%
Belgium                                                                           2,754,748              1.3%
Bermuda                                                                           6,419,393              3.0%
Brazil                                                                            5,144,512              2.4%
Canada                                                                            6,250,801              2.9%
Cayman Islands                                                                    1,771,005              0.8%
China                                                                             4,732,549              2.2%
Germany                                                                           3,272,904              1.5%
Hong Kong                                                                         5,665,944              2.6%
India                                                                             9,460,300              4.4%
Ireland                                                                             865,073              0.4%
Japan                                                                            11,881,751              5.5%
Mexico                                                                            2,680,828              1.2%
Netherlands                                                                       1,322,765              0.6%
Russia                                                                            1,343,186              0.6%
Singapore                                                                         1,707,379              0.8%
South Africa                                                                      1,544,993              0.7%
South Korea                                                                       1,664,877              0.8%
Spain                                                                             1,393,501              0.6%
Switzerland                                                                      16,352,277              7.5%
United Kingdom                                                                   21,574,165             10.0%
United States ++                                                                107,481,629             49.6%
-------------------------------------------------------------------------------------------------------------
Total                                                                    $      216,673,716              100.0%
                                                                                ===========              ======

++ Includes Other Securities (45.6% excluding Other Securities)

Janus Global Research Fund
Forward Currency Contracts, Open
as of July 31, 2007 (unaudited)

Currency Sold and                        Currency         Currency      Unrealized
Settlement Date                        Units Sold   Value in U.S. $     Gain/(Loss)
-----------------------------------------------------------------------------------

British Pound 10/17/07                  4,400,000       $8,924,679        $(91,191)
-----------------------------------------------------------------------------------
Total                                                   $8,924,679        $(91,191)

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

REIT            Real Estate Investment Trust

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.


*        Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
***      Security is illiquid.
# Loaned security; a portion or all of the security is on loan as of July 31, 2007.
+ The security is purchased with the cash collateral received from securities on loan.

****  Schedule of Fair Valued Securities (as of July 31, 2007)

                                                 Value               Value as a % of
                                                                 Investment Securities
-------------------------------------------- ----------------- --------------------------
Janus Global Research Fund
Melco International Development, Inc.        $ 949,497                   0.4%
-------------------------------------------- ----------------- --------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

--------------------------------------------------------- -----------------------------------------
Fund                                                                  Aggregate Value
--------------------------------------------------------- -----------------------------------------
Janus Global Research Fund                                              $21,574,168
--------------------------------------------------------- -----------------------------------------

      Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.1%
Advertising Sales - 0.8%
           118,325    Lamar Advertising Co.                                                                            $  7,043,887
Aerospace and Defense - 0.5%
           573,227    BAE Systems PLC**                                                                                   4,841,899
Aerospace and Defense - Equipment - 1.3%
           115,080    Alliant Techsystems, Inc.*                                                                         11,405,579
Applications Software - 4.5%
           240,506    Infosys Technologies, Ltd.                                                                         11,690,194
           648,845    Red Hat, Inc.*                                                                                     13,508,952
           110,710    Salesforce.com, Inc.*,**                                                                            4,302,191
           899,638    Satyam Computer Services, Ltd.                                                                     10,626,161
                                                                                                                         40,127,498
Audio and Video Products - 2.8%
           470,900    Sony Corp.**                                                                                       24,913,332
Batteries and Battery Systems - 0.7%
           887,255    BYD Company, Ltd.                                                                                   6,423,366
Casino Services - 0.3%
            86,695    International Game Technology                                                                       3,062,067
Chemicals - Diversified - 1.6%
           106,400    Shin-Etsu Chemical Company, Ltd.**                                                                  7,877,522
            28,571    Wacker Chemie A.G.**                                                                                6,964,998
                                                                                                                         14,842,520
Commercial Services - Finance - 0.4%
            89,980    Bankrate, Inc.*                                                                                     4,035,603
Computer Services - 0.3%
           139,510    Limelight Networks, Inc.*                                                                           2,308,891
Computer Software - 0.6%
           227,165    Omniture, Inc.*                                                                                     5,190,720
Computers - 6.6%
           189,340    Apple, Inc.*,**                                                                                    24,947,438
           442,670    Hewlett-Packard Co.                                                                                20,376,100
            64,920    Research In Motion, Ltd. (U.S. Shares)*,**                                                         13,892,880
                                                                                                                         59,216,418
Computers - Memory Devices - 1.8%
           889,995    EMC Corp.*                                                                                         16,473,807
Computers - Peripheral Equipment - 1.3%
           428,127    Logitech International S.A.*                                                                       11,521,365
Data Processing and Management - 1.2%
           268,710    Paychex, Inc.                                                                                      11,119,220
Electric Products - Miscellaneous - 1.3%
           680,000    Sharp Corp.**                                                                                      11,762,755
Electronic Components - Miscellaneous - 3.2%
         1,759,320    Hon Hai Precision Industry Company, Ltd.**                                                         14,508,615
           360,637    Koninklijke (Royal) Philips Electronics N.V.**                                                     14,534,215
                                                                                                                         29,042,830
Electronic Components - Semiconductors - 15.0%
         9,963,190    ARM Holdings PLC**                                                                                 29,578,238
           290,695    International Rectifier Corp.*                                                                     10,671,413
           280,915    IPG Photonics Corp.*                                                                                5,385,141
           156,450    MediaTek, Inc.**                                                                                    2,805,876
           270,405    Microchip Technology, Inc.                                                                          9,818,406
           647,115    Microsemi Corp.*                                                                                   15,084,251
           807,998    MIPS Technologies, Inc.*                                                                            7,150,782
            39,257    Samsung Electronics Company, Ltd.**                                                                25,843,440
           290,857    Silicon-On-Insulator Technologies (SOITEC)*,**                                                      5,099,763
           455,770    SiRF Technology Holdings, Inc.*,**                                                                 10,683,249
            87,200    Spreadtrum Communications, Inc. (ADR)*                                                              1,238,240
           336,780    Texas Instruments, Inc.**                                                                          11,851,288
                                                                                                                        135,210,087
Electronic Connectors - 0.7%
           183,935    Amphenol Corp. - Class A                                                                            6,301,613
Electronic Forms - 1.6%
           364,445    Adobe Systems, Inc.*                                                                               14,683,489
Electronic Measuring Instruments - 1.2%
           320,383    Trimble Navigation, Ltd.*                                                                          10,582,250
Energy - Alternate Sources - 4.8%
           104,610    Comverge, Inc.*                                                                                     3,288,938
           364,895    JA Solar Holdings Company, Ltd. (ADR)*                                                             13,369,753
           302,000    Motech Industries, Inc.**                                                                           3,762,035
           130,350    Motech Industries, Inc. (GDR) (144A)*,**                                                            1,623,705
           141,835    SunPower Corp. - Class A*                                                                          10,003,623
           267,555    Suntech Power Holdings Company, Ltd. (ADR)*                                                        10,790,493
                                                                                                                         42,838,547
Enterprise Software/Services - 5.1%
           627,730    BEA Systems, Inc.*,**                                                                               7,771,297
           135,560    Concur Technologies, Inc.                                                                           3,234,462
           801,805    Oracle Corp.*                                                                                      15,330,512
           297,801    SAP A.G.**                                                                                         15,902,972
           134,985    Taleo Corp.*                                                                                        2,903,527
                                                                                                                         45,142,770
Entertainment Software - 1.2%
           213,495    Electronic Arts, Inc.*                                                                             10,384,397
E-Services/Consulting - 0.8%
           517,525    RightNow Technologies, Inc.*                                                                        6,831,330
Internet Applications Software - 0.3%
           112,540    Vocus, Inc.*                                                                                        3,161,249
Internet Connectivity Services - 1.3%
           264,396    NDS Group PLC (ADR)*,**                                                                            11,559,393
Internet Infrastructure Software - 1.0%
           269,745    Akamai Technologies, Inc.*                                                                          9,160,540
Internet Security - 0.9%
           441,420    Symantec Corp.*                                                                                     8,475,264
Machinery - General Industrial - 0.5%
         8,778,000    Shanghai Electric Group Company, Ltd.                                                               4,126,789
Medical - Biomedical and Genetic - 0.5%
            77,865    Genzyme Corp.*                                                                                      4,910,946
Medical - Drugs - 1.5%
           599,909    Cubist Pharmaceuticals, Inc.*                                                                      13,833,902
Multimedia - 0.7%
           292,175    News Corporation, Inc. - Class A                                                                    6,170,736
Networking Products - 2.7%
           345,240    Cisco Systems, Inc.*                                                                                9,980,888
           488,129    Juniper Networks, Inc.*,**                                                                         14,624,345
                                                                                                                         24,605,233
Power Converters and Power Supply Equipment - 0.3%
           203,000    China High Speed Transmission Equipment Group Company, Ltd.*                                          385,965
            67,800    Suzlon Energy, Ltd.                                                                                 2,126,861
                                                                                                                          2,512,826
Retail - Consumer Electronics - 1.9%
           166,150    Best Buy Company, Inc.                                                                              7,408,629
            95,260    Yamada Denki Company, Ltd.**                                                                        9,534,992
                                                                                                                         16,943,621
Semiconductor Components/Integrated Circuits - 6.9%
           914,120    Actions Semiconductor Company, Ltd. (ADR)*                                                          4,735,142
           892,845    Cypress Semiconductor Corp.*                                                                       22,374,695
           725,725    Marvell Technology Group, Ltd.*                                                                    13,063,050
         3,405,898    Siliconware Precision Industries Co.**                                                              6,469,604
         7,774,813    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                 15,327,763
                                                                                                                         61,970,254
Semiconductor Equipment - 3.8%
           510,261    ASM Lithography Holding N.V. (U.S. Shares)*,**                                                     15,083,315
           328,495    KLA-Tencor Corp.                                                                                   18,655,231
                                                                                                                         33,738,546
Telecommunication Equipment - 0.5%
            76,590    CommScope, Inc.*                                                                                    4,168,794
Telecommunication Equipment - Fiber Optics - 2.3%
           851,915    Corning, Inc.*,**                                                                                  20,309,654
Telecommunication Services - 4.4%
           517,375    Amdocs, Ltd. (U.S. Shares)*,**                                                                     18,723,801
           425,090    NeuStar, Inc. - Class A*                                                                           12,259,596
           224,300    SAVVIS, Inc.*                                                                                       8,424,708
                                                                                                                         39,408,105
Television - 1.2%
           769,905    British Sky Broadcasting Group PLC**                                                               10,338,881
Web Hosting/Design - 1.3%
            84,240    Equinix, Inc.*                                                                                      7,321,298
           735,255    Terremark Worldwide, Inc.*                                                                          4,418,883
                                                                                                                         11,740,181
Web Portals/Internet Service Providers - 2.0%
            20,745    Google, Inc. - Class A*                                                                            10,579,950
           318,673    Yahoo!, Inc.*                                                                                       7,409,147
                                                                                                                         17,989,097
Wireless Equipment - 6.5%
           373,515    Crown Castle International Corp.*                                                                  13,539,919
           163,305    Nokia Oyj (ADR)**                                                                                   4,677,055
           601,725    QUALCOMM, Inc.                                                                                     25,061,846
           413,965    Telefonaktiebolaget LM Ericsson (ADR)                                                              15,486,431
                                                                                                                         58,765,251
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $660,666,609)                                                                                  899,195,502
------------------------------------------------------------------------------------------------------------------------------------
Equity Linked Structured Notes - 1.1%
Finance - Investment Bankers/Brokers - 1.1%
             9,803    Goldman Sachs Group, Inc., convertible, (Google, Inc. - Class A), 0% (144A) ***                     5,019,283
             8,984    Goldman Sachs Group, Inc., convertible, (Google, Inc. - Class A), 0% (144A) ***                     4,603,806
------------------------------------------------------------------------------------------------------------------------------------
Total Equity Linked Structured Notes (cost $9,052,800)                                                                    9,623,089
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.5%
           674,233    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                                674,233
         3,763,683    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                 3,763,683
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $4,437,916)                                                                                     4,437,916
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.7)%
Computers - (0.4)%
           257,110       Palm, Inc.*                                                                                     (3,836,081)
Investment Companies - (1.3)%
           247,985    PowerShares QQQ                                                                                   (11,786,727)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $15,270,926)                                                                      (15,622,808)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $658,886,399) - 100%                                                                     $897,633,699
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

                                                                 % of Investment
Country                                              Value            Securities
--------------------------------------------------------------------------------
Bermuda                                    $    13,063,050                  1.4%
Canada                                          13,892,880                  1.5%
Cayman Islands                                  15,525,635                  1.7%
China                                           25,544,113                  2.8%
Finland                                          4,677,055                  0.5%
France                                           5,099,763                  0.6%
Germany                                         22,867,970                  2.5%
India                                           24,443,216                  2.7%
Japan                                           54,088,601                  5.9%
Netherlands                                     29,617,530                  3.2%
South Korea                                     25,843,440                  2.8%
Sweden                                          15,486,431                  1.7%
Switzerland                                     11,521,365                  1.3%
Taiwan                                          44,497,598                  4.9%
United Kingdom                                  75,042,212                  8.2%
United States++                                532,045,648                 58.3%
--------------------------------------------------------------------------------
Total                                      $   913,256,507                100.0%

++ Includes Short-Term Securities (57.8% excluding Short-Term Securities).


              Summary of Investments by Country - (Short Positions)
                            July 31, 2007 (unaudited)

                                                                 % of Securities
Country                                                  Value        Sold Short
--------------------------------------------------------------------------------
United States                                   $ (15,622,808)            100.0%
--------------------------------------------------------------------------------
Total                                           $ (15,622,808)            100.0%


Schedule of Written Options - Calls
       Apple, Inc.
          expires October 2007
          472 contracts
          exercise price $110.00................................   $ (1,250,800)

       Juniper Networks, Inc.
         expires October 2007
         1,309 contracts
          exercise price $25.00................................        (798,490)

       Research In Motion, Ltd. (U.S. Shares)
          expires December 2007
          480 contracts
          exercise price $170.00................................     (2,990,400)

       Salesforce.com, Inc.
          expires January 2008
          834 contracts
          exercise price $40.00................................        (433,680)

Total Written Options - Calls
          (Premiums received $1,862,976)....................       $ (5,473,370)

--------------------------------------------------------------------------------


Forward Currency Contracts, Open
As of July 31, 2007 (unaudited)

Currency Sold and                                            Currency            Currency        Unrealized
Settlement Date                                            Units Sold      Value in U.S.$       Gain/(Loss)
------------------------------------------------------------------------------------------------------------
British Pound 10/17/07                                      8,855,000        $ 17,960,951       $ (614,672)

Euro 11/29/07                                              10,200,000          14,000,645         (171,178)

Japanese Yen 11/29/07                                     788,000,000           6,755,688         (114,026)

South Korean Won  10/1/07                               7,800,000,000           8,515,284         (250,383)

Taiwan Dollar  10/17/07                                   213,000,000           6,537,753            12,062
------------------------------------------------------------------------------------------------------------
Total                                                                        $ 53,770,321      $(1,138,197)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange


*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.


*** Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                          Value as a %
                                                       Acquisition    Acquisition                        of Investment
                                                          Date           Cost             Value            Securities
------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Goldman Sachs Group, Inc.
  convertible, (Google Inc. - Class A), 0% (144A)        2/1/07        $  4,801,813      $  5,019,283             0.6%
Goldman Sachs Group, Inc.
   convertible, (Google Inc. - Class A.), 0% (144A)      3/8/07           4,250,986         4,603,806             0.5%
------------------------------------------------------------------------------------------------------------------------
                                                                       $  9,052,799      $  9,623,089             1.1%
------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                        $293,196,553

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                        Value
----------------------------------------------------------------------------------------------
U.S Government Agency Notes - 12.0%
        $1,756,000    Fannie Mae, 5.011%, 12/28/07                                $  1,719,581
         1,556,000    Fannie Mae, 5.08%, 1/15/08                                     1,519,332
         1,800,000    Fannie Mae, 5.02%, 5/30/08                                     1,723,947
           300,000    Federal Home Loan Bank System, 5.20%, 11/16/07                   295,363
           880,000    Federal Home Loan Bank System, 5.32%, 1/11/08                    880,000
         1,000,000    Federal Home Loan Bank System, 5.40%, 4/9/08                   1,000,000
         2,634,000    Freddie Mac, 4.96%, 9/18/07                                    2,616,580
           878,000    Freddie Mac, 4.965%, 10/16/07                                    868,797
           878,000    Freddie Mac, 4.995%, 11/30/07                                    863,260
         1,756,000    Freddie Mac, 5.03%, 12/11/07                                   1,723,614
           776,000    Freddie Mac, 5.04%, 3/3/08                                       752,642
           680,000    Freddie Mac, 5.04%, 3/20/08                                      657,914
         2,500,000    Freddie Mac, 5.04%, 3/28/08                                    2,416,000
           800,000    Freddie Mac, 5.075%, 4/28/08                                     769,437
         1,673,000    Freddie Mac, 5.29%, 6/13/08                                    1,600,520
         2,000,000    Freddie Mac, 4.98%, 6/23/08                                    1,909,530
----------------------------------------------------------------------------------------------
Total U.S Government Agency Notes (cost $21,316,517)                                21,316,517
----------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 7.8%
           659,000    Federal Farm Credit Bank, 5.245%, 9/24/07                        659,038
         1,756,000    Federal Farm Credit Bank, 5.17%, 1/18/08                       1,755,778
           878,000    Federal Farm Credit Bank, 5.23%, 1/24/08                         878,000
           878,000    Federal Farm Credit Bank, 5.23%, 1/24/08                         877,918
           878,000    Federal Farm Credit Bank, 5.23%, 2/21/08                         877,905
         1,756,000    Federal Farm Credit Bank, 5.23%, 3/26/08                       1,755,750
           380,000    Federal Farm Credit Bank, 5.18%, 10/28/08                        379,858
           880,000    Federal Home Loan Bank System, 5.229%, 11/15/07                  880,000
         2,635,000    Federal Home Loan Bank System, 5.165%, 3/14/08                 2,634,365
           190,000    Federal Home Loan Bank System, 5.20%, 10/24/08                   189,885
         1,756,000    Freddie Mac, 5.1725%, 9/27/07                                  1,755,893
         1,259,358    Freddie Mac, 5.32%, 1/15/42                                    1,259,358
----------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $13,903,748)                      13,903,748
----------------------------------------------------------------------------------------------
Repurchase Agreements - 80.2%
        17,000,000    Bear Stearns & Company, Inc., 5.34%
                      dated 7/31/07, maturing 8/1/07
                      to be repurchased at $17,002,522
                      collateralized by $163,561,473
                      in U.S. Government Agencies
                      0% - 14.74613%, 10/15/07 - 6/15/37
                      with a value of $17,340,340                                   17,000,000
        26,300,000    Bear Stearns & Company, Inc., 5.425%
                      dated 7/31/07, maturing 8/1/07
                      to be repurchased at $26,303,963
                      collateralized by $102,720,000
                      in U.S. Government Agencies
                      5.50%, 11/15/36
                      with a value of $26,827,287                                   26,300,000
        30,700,000    Credit Suisse Securities (USA) LLC, 5.395%
                      dated 7/31/07, maturing 8/1/07
                      to be repurchased at $30,704,601
                      collateralized by $199,076,933
                      in U.S. Government Agencies
                      0% - 6.00%, 7/20/32 - 5/16/37
                      with a value of $31,314,128                                   30,700,000
        43,000,000    ING Financial Markets LLC, 5.35% dated 7/31/07, maturing
                      8/1/07 to be repurchased at $43,006,390 collateralized by
                      $102,502,802 in U.S. Government Agencies 0% - 7.257%,
                      6/1/21 - 5/25/37
                      with a value of $43,860,077                                   43,000,000
        25,500,000    Societe Generale, New York Branch, 5.33%
                      dated 7/31/07, maturing 8/1/07
                      to be repurchased at $25,503,775
                      collateralized by $61,815,257
                      in U.S. Government Agencies
                      0% - 6.12%, 7/15/33 - 3/25/37
                      with a value of $26,010,000                                   25,500,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $142,500,000)                                    142,500,000
----------------------------------------------------------------------------------------------
Total Investments (total cost $177,720,265) - 100%                                $177,720,265
----------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 83.5%
Advertising Sales - 0.9%
           992,685    Lamar Advertising Co.                                                                           $   59,094,538
Aerospace and Defense - 2.4%
           994,825    Boeing Co.                                                                                         102,894,750
         1,411,545    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                61,021,090
                                                                                                                         163,915,840
Applications Software - 1.1%
           946,862    Infosys Technologies, Ltd.                                                                          46,023,801
         2,219,603    Satyam Computer Services, Ltd.                                                                      26,217,054
                                                                                                                          72,240,855
Automotive - Cars and Light Trucks - 0.4%
         1,620,095    Tata Motors, Ltd.                                                                                   27,669,166
Building and Construction - Miscellaneous - 0.1%
           463,975    Insituform Technologies, Inc.*,#                                                                     7,664,867
Coal - 0.8%
         1,327,216    Peabody Energy Corp.#                                                                               56,088,148
Commercial Banks - 0.9%
         1,762,825    Commerce Bancorp, Inc.                                                                              58,966,496
Commercial Services - Finance - 0.7%
         2,427,805    Western Union Co.                                                                                   48,434,710
Computers - 1.5%
           115,955    Apple, Inc.*                                                                                        15,278,231
         3,044,685    Dell, Inc.*                                                                                         85,159,839
                                                                                                                         100,438,070
Computers - Integrated Systems - 0.3%
         2,527,630    Bank Tec (144A)*,@,****,++                                                                          20,221,040
Computers - Memory Devices - 2.7%
        10,069,630    EMC Corp.*,**                                                                                      186,388,851
Cosmetics and Toiletries - 2.1%
         2,275,120    Procter & Gamble Co.                                                                               140,738,923
Dental Supplies and Equipment - 0.9%
         2,404,797    Align Technology, Inc.*,#                                                                           62,765,202
Diversified Operations - 3.3%
         5,042,121    General Electric Co.**                                                                             195,432,610
        19,364,000    Melco International Development, Ltd.***,@                                                          27,984,883
                                                                                                                         223,417,493
Electronic Components - Semiconductors - 7.9%
         8,941,086    Advanced Micro Devices, Inc.*,#                                                                    121,062,303
         2,035,751    NVIDIA Corp.*                                                                                       93,155,966
            84,183    Samsung Electronics Company, Ltd.                                                                   55,418,864
           304,406    Samsung Electronics Company, Ltd. (GDR)                                                             99,974,649
         6,935,555    Spansion, Inc. - Class A*,++                                                                        73,586,239
         2,753,053    Texas Instruments, Inc.                                                                             96,879,935
                                                                                                                         540,077,956
Energy - Alternate Sources - 0.8%
         1,398,310    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       56,393,842
Entertainment Software - 0.9%
         1,321,612    Electronic Arts, Inc.*                                                                              64,283,208
Filtration and Separations Products - 0.3%
           463,940    Pall Corp.                                                                                          19,262,789
Finance - Investment Bankers/Brokers - 5.2%
         2,576,600    Citigroup, Inc.                                                                                    119,992,261
         3,691,730    E*TRADE Financial Corp.*                                                                            68,370,840
         2,329,825    JP Morgan Chase & Co.                                                                              102,535,598
            23,535    MF Global, Ltd.                                                                                        586,728
         1,185,485    UBS A.G. (U.S. Shares)**                                                                            65,284,659
                                                                                                                         356,770,086
Finance - Mortgage Loan Banker - 1.7%
         1,990,825    Fannie Mae#                                                                                        119,130,968
Food - Canned - 0.3%
           824,288    TreeHouse Foods, Inc.*                                                                              18,472,294
Forestry - 0.8%
           795,095    Weyerhaeuser Co.                                                                                    56,642,568
Gold Mining - 0.6%
         1,234,945    Barrick Gold Corp. (U.S. Shares)                                                                    40,629,691
Industrial Automation and Robotics - 0.4%
           438,240    Rockwell Automation, Inc.                                                                           30,672,418
Instruments - Controls - 0.2%
           463,975    Watts Water Technologies, Inc. - Class A#                                                           16,197,367
Internet Infrastructure Software - 0.5%
           928,150    Akamai Technologies, Inc.*                                                                          31,519,974
Investment Companies - 0.3%
           957,670    KKR Private Equity Investors L.P. (U.S. Shares) (144A)*,**                                          19,212,827
Investment Management and Advisory Services - 0.4%
         1,008,435    Blackstone Group L.P.*,#                                                                            24,212,524
Machinery - Construction and Mining - 0.6%
           501,840    Caterpillar, Inc.                                                                                   39,544,992
Machinery - General Industrial - 0.5%
        68,716,725    Shanghai Electric Group Company, Ltd.                                                               32,305,698
Medical - Drugs - 3.9%
         1,244,275    Merck & Company, Inc.                                                                               61,778,254
           757,677    Roche Holding A.G.**                                                                               134,177,560
           816,134    Sanofi-Aventis**                                                                                    68,223,912
                                                                                                                         264,179,726
Medical - HMO - 1.1%
         1,331,345    Coventry Health Care, Inc.*                                                                         74,302,364
Medical Products - 0.5%
           115,492    Nobel Biocare Holding A.G.**                                                                        34,773,600
Multi-Line Insurance - 0.6%
           627,385    American International Group, Inc.                                                                  40,265,569
Multimedia - 0.7%
         2,174,005    News Corporation, Inc. - Class B#                                                                   49,262,953
Non-Hazardous Waste Disposal - 0.3%
           477,755    Waste Management, Inc.                                                                              18,169,023
Oil - Field Services - 1.1%
         2,119,975    Halliburton Co.                                                                                     76,361,500
Oil Companies - Exploration and Production - 3.5%
           396,485    Apache Corp.                                                                                        32,051,847
         2,737,579    EnCana Corp. (U.S. Shares)**                                                                       166,937,567
           584,085    EOG Resources, Inc.                                                                                 40,944,359
                                                                                                                         239,933,773
Oil Companies - Integrated - 7.5%
         1,735,890    Exxon Mobil Corp.                                                                                  147,776,316
         2,537,290    Hess Corp.                                                                                         155,282,147
         1,147,463    Petro-Canada                                                                                        62,589,869
         1,660,399    Suncor Energy, Inc.                                                                                150,117,626
                                                                                                                         515,765,958
Oil Refining and Marketing - 2.1%
         2,176,776    Valero Energy Corp.                                                                                145,865,760
Optical Supplies - 0.3%
           163,840    Alcon, Inc. (U.S. Shares)**                                                                         22,364,160
Pharmacy Services - 1.3%
         1,765,360    Express Scripts, Inc. - Class A*,#                                                                  88,497,497
Radio - 0.0%
            85,280    XM Satellite Radio Holdings, Inc. - Class A*                                                           976,456
Retail - Apparel and Shoe - 1.0%
         1,472,795    Nordstrom, Inc.                                                                                     70,075,586
Retail - Consumer Electronics - 0.8%
         1,262,352    Best Buy Company, Inc.                                                                              56,288,276
Retail - Drug Store - 2.4%
         4,617,920    CVS/Caremark Corp.**                                                                               162,504,605
Retail - Jewelry - 1.1%
         1,534,710    Tiffany & Co.                                                                                       74,049,758
Retail - Major Department Stores - 0.4%
           434,745    J.C. Penney Company, Inc.                                                                           29,580,050
Retail - Pet Food and Supplies - 0.9%
         1,928,755    PETsMART, Inc.#                                                                                     62,356,649
Shipbuilding - 1.5%
         1,610,755    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                             104,839,614
Steel - Producers - 1.6%
         6,843,823    Tata Steel, Ltd.                                                                                   110,359,347
Super-Regional Banks - 1.1%
         2,545,573    U.S. Bancorp                                                                                        76,239,911
Telecommunication Equipment - Fiber Optics - 0.4%
         1,124,185    Corning, Inc.*                                                                                      26,800,570
Telecommunication Services - 1.8%
         5,551,002    Bharti Tele-Ventures, Ltd.*                                                                        122,898,216
Television - 1.8%
         9,387,292    British Sky Broadcasting Group PLC                                                                 126,059,832
Tobacco - 0.6%
           665,570    Altria Group, Inc.                                                                                  44,240,438
Toys - 1.1%
         3,111,522    Marvel Entertainment, Inc.*,#                                                                       75,392,178
Transportation - Services - 0.7%
           663,340    United Parcel Service, Inc. - Class B                                                               50,228,105
Water - 0.5%
           236,449    American States Water Co.                                                                            8,722,604
           463,975    Aqua America, Inc.#                                                                                 10,151,773
           360,895    California Water Service Group#                                                                     13,353,115
                                                                                                                          32,227,492
Water Treatment Services - 0.0%
            69,600    Basin Water, Inc.*,#                                                                                   748,896
Web Portals/Internet Service Providers - 1.7%
         4,879,330    Yahoo!, Inc.*                                                                                      113,444,423
Wireless Equipment - 1.7%
           434,800    American Tower Corp. - Class A*                                                                     18,113,768
         2,439,415    Nokia Oyj (ADR)**                                                                                   69,864,846
           723,520    QUALCOMM, Inc.                                                                                      30,134,608
                                                                                                                         118,113,222
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,539,124,885)                                                                               5,720,538,908
------------------------------------------------------------------------------------------------------------------------------------
Equity-Linked Structured Notes - 8.8%
Finance - Investment Bankers/Brokers - 6.3%
           568,723    Goldman Sachs Group, Inc., convertible, (EOG Resources, Inc., Nordstrom, Inc.
                         Rockwell Automation, Inc.), 30.20% (144A)****                                                    49,726,296
        56,864,000    Lehman Brothers Holdings, Inc., convertible, (Advanced Micro Devices, Inc.
                         Archer-Daniels-Midland Co., Valero Energy Corp.), 36.01% (144A)****                              52,110,170
        57,048,000    Lehman Brothers Holdings, Inc., convertible
                         (Archer-Daniels-Midland Co., Best Buy Company, Inc., Suntech Power
                         Holdings Company, Ltd. (ADR)), 37.06% (144A)****                                                 54,709,032
           974,460    Merrill Lynch & Company, Inc., convertible
                         (Celgene Corp.), 6.97% (144A)****                                                                58,399,387
         1,292,502    Merrill Lynch & Company, Inc., convertible
                         (Peabody Energy Corp.), 10.50% (144A)****                                                        54,168,759
         1,589,584    Morgan Stanley Co., convertible
                         (Archer-Daniels-Midland Co.), 8.07% (144A)****                                                   53,028,522
           113,043    Morgan Stanley Co., convertible
                         (Google, Inc. - Class A), 7.15% (144A)****                                                       57,499,322
            61,907    Morgan Stanley Co., convertible
                         (Melco PBL Entertainment (Macau), Ltd. (ADR), Spansion, Inc. - Class A,
                         Suntech Power Holdings Company, Ltd. (ADR)), 46.50% (144A)****                                   57,663,275
                                                                                                                         437,304,763
Special Purpose Entity - 2.5%
         2,482,440    Allegro Investment Corporation S.A., convertible
                         (Corning, Inc.), 10.40% (144A)**,****                                                            58,815,707
           645,333    Allegro Investment Corporation S.A., convertible
                         (Suncor Energy, Inc. (U.S. Shares)), 8.40% (144A)**,****                                         53,804,832
        55,549,318    Natixis Financial Products, Inc., convertible
                         (Amylin Pharmaceuticals, Inc.), 9.05%***                                                         55,336,564
                                                                                                                         167,957,103
------------------------------------------------------------------------------------------------------------------------------------
Total Equity-Linked Structured Notes (cost $611,289,586)                                                                 605,261,866
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.4%
Metal - Diversified - 0.6%
           302,100    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.75%                                            42,762,255
Money Center Banks - 0.8%
            60,309    UBS A.G. Jersey Branch (U.S. Shares) (144A)****                                                     56,431,734
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $90,519,000)                                                                                  99,193,989
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.3%
            12,922    ConocoPhillips, expires January 2009
                           exercise price $70.00                                                                          25,585,560
            20,242    CVS/Caremark Corp., expires January 2010
                           exercise price $35.00                                                                          15,181,500
             8,105    J.C. Penney Company, Inc., expires January 2010
                           exercise price $70.00                                                                          11,022,800
            12,156    Nordstrom, Inc., expires January 2010
                           exercise price $40.00                                                                          18,477,120
             9,481    Procter & Gamble Co., expires January 2008
                           exercise price $70.00                                                                             758,480
             9,947    Procter & Gamble Co., expires January 2009
                           exercise price $65.00                                                                           5,769,260
            12,128    Texas Instruments, Inc., expires January 2010
                           exercise price $35.00                                                                           9,720,956
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $83,854,512)                                                               86,515,676
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.1%
         4,661,300    Janus Institutional Cash Management
                         Fund - Institutional Shares, 5.35%                                                                4,661,300
        69,726,700    Janus Institutional Money Market
                         Fund - Institutional Shares, 5.27%                                                               69,726,700
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $74,388,000)                                                                                    74,388,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.9%
       269,034,448    Allianz Dresdner Daily Asset Fund+
                                (cost $269,034,448)                                                                      269,034,448
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,668,210,431) - 100%                                                                 $ 6,854,932,887
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)
                                                                 % of Investment
Country                                              Value            Securities
--------------------------------------------------------------------------------
Bermuda                                      $      586,728                 0.0%
Brazil                                           61,021,090                 0.9%
Canada                                          420,274,753                 6.1%
Cayman Islands                                   56,393,842                 0.8%
China                                            32,305,698                 0.5%
Finland                                          69,864,846                 1.0%
France                                           68,223,912                 1.0%
Hong Kong                                        27,984,883                 0.4%
India                                           333,167,584                 4.9%
Luxembourg                                      112,620,539                 1.6%
Netherlands                                      19,212,827                 0.3%
South Korea                                     260,233,127                 3.8%
Switzerland                                     256,599,979                 3.7%
United Kingdom                                  182,491,566                 2.7%
United States++                               4,953,951,513                72.3%
--------------------------------------------------------------------------------
Total                                        $6,854,932,887               100.0%

++Includes Short-Term Securities and Other Securities (67.3% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open
as of July 31, 2007 (unaudited)

Currency Sold and                                      Currency              Currency         Unrealized
Settlement Date                                      Units Sold        Value in U.S.$        Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
Euro 10/17/07                                        4,500,000       $    6,170,877       $     (178,384)
Euro 11/29/07                                       29,400,000           40,354,799             (493,397)
Swiss Franc  8/15/07                                26,300,000           21,913,471             (213,622)
Swiss Franc  11/29/07                               31,850,000           26,741,657             (272,340)
-----------------------------------------------------------------------------------------------------------
Total                                                                $  95,180,804        $   (1,157,743)


Total Return Swaps outstanding at July 31, 2007

                                                                                                           Unrealized
                                   Notional  Return Paid            Return Received        Termination     Appreciation/
Counterparty                       Amount    by the Fund            by the Fund            Date           (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Lehman Brothers                    $279,574  1- month S&P 500       1-month Fannie Mae
                                             Index
                                             plus LIBOR             plus LIBOR
                                             minus 5 basis points   plus 20 basis points        7/24/2008    $(598,015)
                                             1- month S&P 500       1-month Microsoft
Morgan Stanley Capital Services      88,635  Index                  Corp.
                                             plus Federal Funds     plus Federal Funds
                                             rate                   rate

                                             plus 25 basis points                               7/24/2008     (725,406)
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                      $(1,323,421)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***               Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.


@ Schedule of Fair Valued Securities (as of July 31, 2007)

                                                                                                       Value as a % of
                                                                                    Value        Investment Securities
-----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Bank Tec (144A)                                                               $20,221,040                         0.3%
Melco International Development, Ltd.                                          27,984,883                         0.4%
-----------------------------------------------------------------------------------------------------------------------
                                                                              $48,205,923                         0.7%
-----------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

**** Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                                      Value as a %
                                                                          Acquisition  Acquisition                    of Investment
                                                                             Date          Cost           Value        Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Allegro Investment Corporation S.A,. convertible
   (Corning, Inc.), 10.40% (144A)                                           2/6/07         $55,134,992   $58,815,707           0.9%
Allegro Investment Corporation S.A., convertible
   (Suncor Energy, Inc. (U.S. Shares)), 8.40% (144A)                        2/21/07         47,386,802    53,804,832           0.8%
Bank Tec (144A)@                                                            6/20/07         20,221,040    20,221,040           0.3%
Goldman Sachs Group, Inc., convertible
   (EOG Resources, Inc., Nordstrom, Inc.
   Rockwell Automation, Inc.), 30.20% (144A)                                1/30/07         56,872,300    49,726,296           0.7%
Lehman Brothers Holdings, Inc., convertible
   (Advanced Micro Devices, Inc., Archer-Daniels-Midland Co.
   Valero Energy Corp.), 36.01% (144A)                                      2/20/07         56,864,000    52,110,170           0.8%
Lehman Brothers Holdings, Inc., convertible
   (Archer-Daniels-Midland Co., Best Buy Company, Inc., Suntech Power
   Holdings Company, Ltd. (ADR)), 37.06% (144A)                             5/10/07         57,048,000    54,709,032           0.8%
Merrill Lynch & Company, Inc., convertible
   (Celgene Corp.), 6.97% (144A)                                            2/26/07         55,125,202    58,399,387           0.8%
Merrill Lynch & Company, Inc., convertible
   (Peabody Energy Corp.), 10.50% (144A)                                    2/26/07         55,125,210    54,168,759           0.8%
Morgan Stanley Co., convertible
   (Archer-Daniels-Midland Co.), 8.07% (144A)                               2/14/07         55,138,218    53,028,522           0.8%
Morgan Stanley Co., converible
   (Google, Inc. - Class A), 7.15% (144A)                                   2/1/07          55,138,543    57,499,322           0.8%
Morgan Stanley Co., convertible
   (Melco PBL Entertainment (Macau), Ltd. (ADR), Spansion,
   Inc. - Class A, Suntech Power Holdings Company, Ltd. (ADR)),
   46.50% (144A)                                                            6/7/07          61,907,000    57,663,275           0.8%
UBS A.G. Jersey Branch (U.S. Shares) (144A)                                 7/17/07         60,309,000    56,431,734           0.8%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          $636,270,307  $626,578,076           9.1%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.


++ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                              Purchases                    Sales               Realized     Dividend     Value
                                       Shares        Cost         Shares         Cost        Gain/(Loss)     Income    at 7/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Bank Tec (144A)@                      2,527,630     $20,221,040          -      $        -     $        -    $    -      $20,221,040
Spansion, Inc. - Class A              3,238,670      37,787,752    535,630       7,002,351      (918,671)         -       73,586,239
------------------------------------------------------------------------------------------------------------------------------------
                                                    $58,008,792                 $7,002,351     $(918,671)    $    -      $93,807,279
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                      $ 545,641,604

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 91.9%
Advertising Services - 1.4%
   $       677,000    Advanstar Communications, Inc., 7.61%, bank loan, due 5/31/14***                       $               660,075
           275,000    Advanstar Communications, Inc., 10.36%, bank loan, due 11/28/14***                                     255,750
            31,246    Penton Media, Inc., 7.61%, bank loan, due 2/1/13***                                                     30,152
         1,016,129    Penton Media, Inc., 7.61%, bank loan, due 2/1/13***                                                    980,565
         1,950,000    Penton Media, Inc., 10.36%, bank loan, due 2/1/14***                                                 1,881,750
         1,274,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                     1,146,600
         2,208,000    R.H. Donnelley Corp., 6.875%, senior discount notes, due 1/15/13                                     1,987,200
         1,350,000    R.H. Donnelley Corp., 6.875%, senior unsecured notes, due 1/15/13                                    1,215,000
                                                                                                                           8,157,092
Aerospace and Defense - Equipment - 0.2%
         1,282,000    DRS Technologies, Inc., 6.875%, company guaranteed notes, due 11/1/13                                1,230,720
Agricultural Chemicals - 0.3%
         1,823,000    Mosaic Global Holdings, Inc., 7.625%, senior notes, due 12/1/16 (144A)                               1,832,115
Airlines - 0.5%
         2,250,000    Continental Airlines, Inc., 8.75%, unsubordinated notes, due 12/1/11                                 2,126,250
           550,000    Delta Air Lines, Inc., 8.61%, bank loan, due 4/30/14***                                                527,313
                                                                                                                           2,653,563
Apparel Manufacturers - 1.9%
         5,839,000    Hanesbrands, Inc., 7.78406%, company guaranteed notes, due 12/15/14                                  5,722,220
         1,444,000    Levi Strauss & Co., 9.75%, senior unsubordinated notes, due 1/15/15                                  1,458,440
         1,520,000    Levi Strauss & Co., 8.875%, senior unsecured notes, due 4/1/16                                       1,466,800
         2,287,000    Quiksilver, Inc., 6.875%, company guaranteed notes, due 4/15/15                                      2,023,995
                                                                                                                          10,671,455
Athletic Equipment - 0.2%
         1,075,000    Easton-Bell Sports, Inc., 8.375%, company guaranteed notes, due 10/1/12                              1,010,500
Automotive - Cars and Light Trucks - 2.0%
           274,311    Ford Motor Company, 8.36%, bank loan, due 12/16/13***                                                  257,594
         3,509,000    Ford Motor Company, 7.45%, unsecured notes, due 7/16/31                                              2,701,930
           920,000    Ford Motor Company, 4.25%, senior notes, due 12/15/36                                                1,064,900
         4,490,000    General Motors Corp., 7.125%, senior notes, due 7/15/13                                              3,816,500
           945,250    General Motors Corp., 7.735%, bank loan, due 11/29/13***                                               901,532
         2,903,000    General Motors Corp., 8.375%, senior unsubordinated notes, due 7/15/33                               2,387,718
                                                                                                                          11,130,174
Automotive - Truck Parts and Equipment - Original - 3.8%
         3,135,000    Accuride Corp., 8.50%, company guaranteed notes, due 2/1/15                                          2,978,250
         4,649,000    American Axle & Manufacturing, Inc., 7.875%, company guaranteed notes
                      due 3/1/17                                                                                           4,184,100
         3,050,000    Lear Corp., 8.75%, company guaranteed notes, due 12/1/16                                             2,821,250
         1,089,000    TRW Automotive, Inc., 7.00%, company guaranteed notes, due 3/15/14 (144A)                            1,018,215
         2,809,000    TRW Automotive, Inc., 7.25%, company guaranteed notes, due 3/15/17 (144A)                            2,598,325
         8,829,000    Visteon Corp., 8.25%, senior unsecured notes, due 8/1/10                                             7,813,665
                                                                                                                          21,413,805
Building - Heavy Construction - 0.5%
         3,240,000    Ahern Rentals, Inc., 9.25%, secured notes, due 8/15/13                                               3,110,400
Building - Residential and Commercial - 0.5%
           600,000    Beazer Homes USA, Inc., 8.625%, company guaranteed notes, due 5/15/11                                  501,000
         1,049,000    K. Hovnanian Enterprises, Inc., 6.50%, company guaranteed notes, due 1/15/14                           818,220
         1,682,000    K. Hovnanian Enterprises, Inc., 6.25%, company guaranteed notes, due 1/15/15                         1,311,960
           500,000    K. Hovnanian Enterprises, Inc., 7.50%, company guaranteed notes, due 5/15/16                           400,000
                                                                                                                           3,031,180
Building and Construction Products - Miscellaneous - 0.5%
           896,129    Building Materials Corporation of America, 8.125%, bank loan, due 2/22/14***                           818,462
         2,450,000    Building Materials Corporation of America, 7.75%, company guaranteed notes
                         due 8/1/14                                                                                        2,180,500
                                                                                                                           2,998,962
Cable Television - 1.4%
         2,614,000    CCH I LLC, 11.00%, secured notes, due 10/1/15                                                        2,614,000
         3,812,000    Charter Communications Operating LLC, 8.00%, senior notes, due 4/30/12 (144A)                        3,716,700
         1,024,000    CSC Holdings, Inc., 6.75%, senior unsecured notes, due 4/15/12                                         929,280
           575,000    Mediacom LLC/Mediacom Capital Corp., 9.50%, senior unsecured notes
                         due 1/15/13                                                                                         569,250

                                                                                                                           7,829,230
Casino Hotels - 3.0%
            26,250    Green Valley Ranch Gaming, 7.36%, bank loan, due 2/16/14***                                             25,315
           646,546    Green Valley Ranch Gaming, 7.36%, bank loan, due 2/16/14***                                            623,516
         2,526,000    Green Valley Ranch Gaming, 8.61%, bank loan, due 8/16/14***                                          2,355,495
           350,000    Majestic Star Casino LLC, 9.50%, company guaranteed notes, due 10/15/10                                353,500
         3,407,000    Majestic Star Casino LLC, 9.75%, senior unsecured notes, due 1/15/11                                 3,202,580
           696,000    Mandalay Resort Group, 10.25%, senior unsecured notes, due 8/1/07                                      696,000
           954,000    MTR Gaming Group, Inc., 9.75%, company guaranteed notes, due 4/1/10                                    977,850
         3,043,000    Seminole Hard Rock Entertainment, 7.8475%, secured notes, due 3/15/14 (144A)***                      2,982,140
         6,995,000    Trump Entertainment Resorts, Inc., 8.50%, secured notes, due 6/1/15                                  5,893,288
                                                                                                                          17,109,684
Casino Services - 0.9%
         3,873,000    Virgin River Casino Corp., 9.00%, company guaranteed notes, due 1/15/12***                           3,718,080
         1,959,000    Virgin River Casino Corp., 0%, senior subordinated notes, due 1/15/13***                             1,479,045
                                                                                                                           5,197,125
Cellular Telecommunications - 2.1%
           991,000    Centennial Communications Corp., 10.00%, senior notes, due 1/1/13                                    1,035,595
         1,413,000    Centennial Communications Corp., 10.125%, company guaranteed notes
                         due 6/15/13                                                                                       1,481,884
         3,100,000    Cricket Communications, Inc., 9.375%, company guaranteed notes
                         due 11/1/14                                                                                       3,057,374
         1,905,000    Cricket Communications, Inc., 9.675%, company guaranteed notes
                         due 11/1/14 (144A)                                                                                1,878,806
           710,000    Dobson Cellular Systems, Inc., 9.875%, secured notes, due 11/1/12                                      758,813
         1,036,000    Dobson Communications Corp., 9.75688%, senior notes, due 10/15/12***                                 1,046,360
         1,441,000    Dobson Communications Corp., 8.875%, senior notes, due 10/1/13                                       1,532,864
         1,102,000    Suncom Wireless Holdings, Inc., 8.50%, company guaranteed notes, due 6/1/13                          1,107,510
                                                                                                                          11,899,206
Chemicals - Diversified - 1.9%
         2,925,000    Georgia Gulf Corp., 9.50%, company guaranteed notes, due 10/15/14                                    2,778,750
         3,193,000    Ineos Group Holdings PLC, 8.50%, company guaranteed notes
                         due 2/15/16 (144A)                                                                                2,921,595
         1,410,000    Innophos Holdings, Inc., 9.50%, senior unsecured notes, due 4/15/12 (144A)ss.                        1,410,000
           815,000    Lyondell Chemical Co., 8.00%, company guaranteed notes, due 9/15/14                                    872,050
         1,417,000    Lyondell Chemical Co., 8.25%, company guaranteed notes, due 9/15/16                                  1,551,615
         1,400,000    Lyondell Chemical Co., 6.875%, company guaranteed notes, due 6/15/17                                 1,470,000
                                                                                                                          11,004,010
Chemicals - Other - 0.2%
         1,420,000    Innophos, Inc., 8.875%, company guaranteed notes, due 8/15/14***                                     1,427,100
Chemicals - Specialty - 1.7%
         1,583,000    Macdermid, Inc., 9.50%, senior subordinated notes, due 4/15/17 (144A)                                1,440,530
         3,188,000    Momentive Performance, 9.75%, company guaranteed notes, due 12/1/14 (144A)                           3,060,480
         4,396,000    Momentive Performance, 11.50%, senior subordinated notes, due 12/1/16 (144A)                         4,165,210
         1,261,000    Nalco Co., 7.75%, senior unsecured notes, due 11/15/11                                               1,235,780
                                                                                                                           9,902,000
Coal - 0.5%
           325,000    Arch West Finance, 6.57%, company guaranteed notes, due 7/1/13***                                      295,750
         2,524,000    Massey Energy Co., 6.875%, company guaranteed notes, due 12/15/13                                    2,224,275
           675,000    Peabody Energy Corp., 5.875%, company guaranteed notes, due 4/15/16                                    607,500
                                                                                                                           3,127,525
Commercial Services - Finance - 0.2%
         1,075,000    Cardtronics, Inc., 9.25%, senior subordinated notes, due 8/15/13 (144A)ss.                           1,032,000
Computer Services - 0.6%
           600,000    SunGard Data Systems, Inc., 9.125%, company guaranteed notes, due 8/15/13                              603,000
         2,920,000    SunGard Data Systems, Inc., 10.25%, company guaranteed notes, due 8/15/15                            2,920,000
                                                                                                                           3,523,000
Consumer Products - Miscellaneous - 1.6%
         1,235,000    Amscan Holdings, Inc., 8.75%, senior subordinated notes, due 5/1/14                                  1,111,500
         1,150,000    Central Garden & Pet Co., 9.125%, company guaranteed notes, due 2/1/13                               1,118,375
         2,573,000    Jarden Corp., 7.50%, company guaranteed notes, due 5/1/17                                            2,315,700
         4,326,000    Visant Holding Corp., 8.75%, senior notes, due 12/1/13                                               4,282,740
                                                                                                                           8,828,315
Containers - Metal and Glass - 1.0%
         1,088,000    Greif, Inc, 6.75%, senior unsecured notes, due 2/1/17                                                1,036,320
         2,144,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes
                         due, 2/15/09                                                                                      2,170,800
           820,000    Owens-Brockway Glass Container, Inc., 8.25%, company guaranteed notes
                         due, 5/15/13                                                                                        824,100
         1,029,000    Owens-Brockway Glass Container, Inc., 6.75%, company guaranteed notes
                         due, 12/1/14                                                                                        946,680
           875,000    Owens-Illinois, Inc., 7.80%, debentures, due 5/15/18                                                   818,125
                                                                                                                           5,796,025
Containers - Paper and Plastic - 2.6%
         3,262,000    Berry Plastics Holdings Corp., 10.25%, company guaranteed notes, due 3/1/16                          3,082,590
         1,355,000    Graham Packaging Co., 8.50%, company guaranteed notes, due 10/15/12                                  1,266,925
         3,189,000    Graham Packaging Co., 9.875%, company guaranteed notes, due 10/15/14                                 2,997,660
         4,893,000    Smurfit-Stone Container Corp., 7.375%, company guaranteed notes
                         due 7/15/14                                                                                       4,477,095
         2,973,000    Smurfit-Stone Container Corp., 8.00%, senior unsecured notes, due 3/15/17                            2,779,755
                                                                                                                          14,604,025
Cosmetics and Toiletries - 0.4%
         2,502,000    Chattem, Inc., 7.00%, senior subordinated notes, due 3/1/14                                          2,351,880
Decision Support Software - 0.1%
           350,000    PGS Solutions, Inc., 9.625%, senior subordinated notes, due 2/15/15 (144A)                             330,750
Direct Marketing - 0.7%
         2,716,000    Affinion Group, Inc., 11.50%, company guaranteed notes, due 10/15/15                                 2,729,580
         1,198,000    Visant Corp., 7.625%, company guaranteed notes, due 10/1/12                                          1,174,040
                                                                                                                           3,903,620
Distribution/Wholesale - 0.3%
         1,816,000    Nebraska Book Company, Inc., 8.625%, company guaranteed notes, due 3/15/12                           1,761,520
Diversified Operations - 2.4%
           725,000    Capmark Financial Group, 6.30%, company guaranteed notes, due 5/10/17 (144A)                           642,225
         3,035,000    Clarke American Corp., 9.50%, senior notes, due 5/15/15 (144A)**                                     2,777,025
         2,520,000    Harland Clarke Holdings Corp., 10.105%, senior notes, due 5/15/15 (144A)***                          2,331,000
           814,000    Kansas City Southern, 7.50%, company guaranteed notes, due 6/15/09                                     801,790
         1,212,000    Park-Ohio Industries, Inc., 8.375%, company guaranteed notes, due 11/15/14                           1,127,160
         6,487,534    Travelport Holdings, Ltd., 12.36%, bank loan, due 3/27/12***                                         5,903,656
                                                                                                                          13,582,856
Diversified Operations - Commercial Services - 1.6%
         4,116,000    Aramark Corp., 8.50%, senior notes, due 2/1/15 (144A)                                                3,879,330
         5,594,000    Aramark Corp., 8.86%, senior notes, due 2/1/15 (144A)***                                             5,202,420
                                                                                                                           9,081,750
Educational Software - 0.2%
         1,343,604    Riverdeep Interactive Learning, 8.11%, bank loan, due 12/20/13***                                    1,310,013
Electric - Generation - 1.2%
         1,535,000    Edison Mission Energy, 7.00%, senior notes, due 5/15/17 (144A)                                       1,385,338
         2,925,000    Edison Mission Energy, 7.20%, senior notes, due 5/15/19 (144A)                                       2,610,562
         2,150,000    Edison Mission Energy, 7.625%, senior notes, due 5/15/27 (144A)                                      1,875,875
         1,027,344    Tenaska Alabama II Partners, 7.00%, secured notes, due 6/30/21 (144A)***                             1,061,876
                                                                                                                           6,933,651
Electric - Integrated - 1.1%
         2,775,000    CMS Energy Corp., 6.31%, senior unsubordinated notes, due 1/15/13                                    2,712,562
           774,000    Nevada Power Co., 5.875%, general refunding mortgage, due 1/15/15                                      752,679
         1,700,000    TXU Corp., 5.55%, senior unsecured notes, due 11/15/14                                               1,371,382
         1,700,000    TXU Corp., 6.55%, unsecured notes, due 11/15/34                                                      1,307,081
                                                                                                                           6,143,704
Electronic Components - Miscellaneous - 0.2%
           500,000    NXP Funding LLC, 7.875%, secured notes, due 10/15/14                                                   462,500
           894,000    NXP Funding LLC, 9.50%, company guaranteed notes, due 10/15/15                                         775,545
                                                                                                                           1,238,045
Electronic Components - Semiconductors - 0.5%
         3,000,000    National Semiconductor Corp., 5.61%, senior unsecured notes, due 6/15/10                             3,000,339
Finance - Auto Loans - 4.9%
         3,461,000    Ford Motor Credit Company, 6.625%, senior unsecured notes, due 6/16/08                               3,438,195
         4,563,000    Ford Motor Credit Company, 7.375%, unsecured notes, due 10/28/09                                     4,405,193
         2,863,000    Ford Motor Credit Company, 9.75%, senior unsecured notes, due 9/15/10***                             2,891,229
           696,000    Ford Motor Credit Company, 8.105%, senior unsecured notes, due 1/13/12***                              664,570
         3,256,000    Ford Motor Credit Company, 9.80563%, notes, due 4/15/12***                                           3,368,000
           469,000    Ford Motor Credit Company, 7.80%, notes, 6/1/12                                                        446,536
         1,588,000    Ford Motor Credit Company, 7.00%, notes, due 10/1/13                                                 1,429,019
         2,852,000    General Motors Acceptance Corp., 5.85%, senior unsubordinated notes
                         due 1/4/09                                                                                        2,756,629
         4,539,000    General Motors Acceptance Corp., 7.75%, unsubordinated notes, due 1/19/10                            4,421,666
         1,727,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                            1,636,573
         1,275,000    General Motors Acceptance Corp., 6.625%, unsubordinated notes, due 5/15/12                           1,166,509
         1,165,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                           1,047,064
                                                                                                                          27,671,183
Finance - Other Services - 0.9%
         2,459,000    Pinnacle Foods Finance LLC, 8.11%, bank loan, due 4/2/14***                                          2,321,714
         3,008,000    Pinnacle Foods Finance LLC, 10.625%, senior subordinated notes
                         due 4/1/17 (144A)                                                                                 2,632,000
                                                                                                                           4,953,714
Food - Diversified - 2.0%
         3,287,000    Del Monte Corp., 6.75%, company guaranteed notes, due 2/15/15                                        2,974,735
         3,111,000    Dole Food Company, Inc., 8.75%, senior notes, due 5/1/09***                                          3,002,115
         6,049,000    Dole Food Company, Inc., 8.00%, debentures, due 7/15/13***                                           5,383,610
                                                                                                                          11,360,460
Food - Meat Products - 0.7%
         1,333,000    National Beef Packing Company LLC, 10.50%, senior unsecured notes
                         due 8/1/11***                                                                                     1,333,000
         2,495,000    Pierre Foods, Inc., 9.875%, senior subordinated notes, due 7/15/12                                   2,470,050
                                                                                                                           3,803,050
Food - Retail - 0.3%
         1,550,000    Stater Brothers Holdings, 7.75%, senior notes, due 4/15/15 (144A)                                    1,441,500
Food - Wholesale/Distribution - 0.4%
         2,635,000    Supervalu, Inc., 7.50%, senior unsecured notes, due 11/15/14                                         2,516,425
Gambling - Non-Hotel - 1.8%
         2,061,000    Jacobs Entertainment, Inc., 9.75%, company guaranteed notes, due 6/15/14                             2,071,305
         1,079,000    Mohegan Tribal Gaming Authority, 8.00%, senior subordinated notes, due 4/1/12                        1,092,488
         1,639,000    Pinnacle Entertainment, Inc., 8.25%, company guaranteed notes, due 3/15/12                           1,655,390
           696,000    Pokagon Gaming Authority, 10.375%, senior notes, due 6/15/14 (144A)                                    744,720
         1,573,000    River Rock Entertainment Authority, 9.75%, secured notes, due 11/1/11                                1,651,650
         3,201,000    Shingle Springs Tribal Gaming, 9.375%, senior notes, due 6/15/15 (144A)                              2,992,935
                                                                                                                          10,208,488
Health Care Cost Containment - 0.4%
         2,462,000    Concentra, Inc., 10.86%, bank loan, due 6/25/15***                                                   2,338,900
Housewares - 0.2%
         1,085,000    Libbey Glass, Inc., 12.34813%, secured notes, due 6/1/11                                             1,171,800
Independent Power Producer - 2.0%
         1,700,000    AES China Generating Company, Ltd., 8.25%, bonds, due 6/26/10                                        1,693,666
         6,079,000    NRG Energy, Inc., 7.375%, company guaranteed notes, due 2/1/16                                       5,866,235
         2,075,000    Reliant Energy, Inc., 7.625%, senior notes, due 6/15/14                                              1,981,625
         2,048,000    Reliant Energy, Inc., 7.875%, senior notes, due 6/15/17                                              1,945,600
                                                                                                                          11,487,126
Machinery - Electrical - 0.1%
           573,642    Baldor Electric Co., 7.125%, bank loan, due 1/31/14***                                                 554,425
Medical - Hospitals - 2.6%
         1,542,250    HCA, Inc., 7.61%, bank loan, due 11/18/13***                                                         1,467,065
         1,350,000    HCA, Inc., 6.50%, senior unsecured notes, due 2/15/16                                                1,039,500
         9,130,000    HCA, Inc., 9.25%, secured notes, due 11/15/16 (144A)                                                 9,061,525
         1,075,000    Tenet Healthcare Corp., 9.875%, senior notes, due 7/1/14                                               956,750
           773,000    Tenet Healthcare Corp., 9.25%, senior unsecured notes, due 2/1/15***                                   660,915
         1,472,000    United Surgical Partners, 8.875%, senior subordinated notes, due 5/1/17 (144A)                       1,383,680
                                                                                                                          14,569,435
Medical - Outpatient and Home Medical Care - 0.7%
         1,149,000    CRC Health Corp., 10.75%, company guaranteed notes, due 2/1/16                                       1,223,685
            59,158    National Mentor Holdings, Inc., 5.32%, bank loan, due 6/29/13***                                        58,566
           333,062    National Mentor Holdings, Inc., 7.32%, bank loan, due 6/29/13***                                       329,732
               369    National Mentor Holdings, Inc., 7.36%, bank loan, due 6/29/13***                                           366
           641,525    National Mentor Holdings, Inc., 7.36%, bank loan, due 6/29/13***                                       635,109
           702,000    National Mentor Holdings, Inc., 11.25%, company guaranteed notes, due 7/1/14                           740,610
           775,000    Surgical Care Affiliates, 10.00%, senior subordinated notes, due 7/15/17 (144A)                        736,250
                                                                                                                           3,724,318
Medical Imaging Systems - 0%
            53,977    Carestream Health, Inc., 10.57688%, bank loan, due 10/30/13***                                          52,088
            71,023    Carestream Health, Inc., 10.6075%, bank loan, due 10/30/13***                                           68,537
                                                                                                                             120,625
Metal - Diversified - 1.1%
         1,300,000    Freeport-McMoRan Copper & Gold, Inc., 8.25%, senior unsecured notes
                         due 4/1/15                                                                                        1,361,750
         2,097,000    Freeport-McMoRan Copper & Gold, Inc., 8.56438%, senior unsecured notes
                         due, 4/1/15***                                                                                    2,159,910
         2,500,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%, senior unsecured notes
                         due 4/1/17                                                                                        2,625,000
                                                                                                                           6,146,660
Motion Pictures and Services - 0%
           274,313    Metro-Goldwyn-Mayer, Inc., 8.61%, bank loan, due 4/8/12***                                             265,397
Multimedia - 0.6%
         1,503,000    LBI Media, Inc., 10.125%, company guaranteed notes, due 7/15/12                                      1,578,150
         1,900,000    LBI Media, Inc., 8.50%, senior subordinated notes, due 8/1/17 (144A)                                 1,843,000
                                                                                                                           3,421,150
Music - 1.0%
         6,149,000    Steinway Musical Instruments, Inc., 7.00%, senior notes, due 3/1/14 (144A)ss.                        5,903,040
Non-Hazardous Waste Disposal - 0.7%
         1,371,000    Allied Waste Industries, Inc., 6.375%, secured notes, due 4/15/11                                    1,307,591
           855,000    Allied Waste Industries, Inc., 7.875%, senior notes, due 4/15/13                                       846,450
         1,982,000    Allied Waste Industries, Inc., 7.25%, company guaranteed notes, due 3/15/15                          1,912,630
                                                                                                                           4,066,671
Office Automation and Equipment - 0.2%
         1,124,000    Xerox Corp., 6.875%, senior unsecured notes, due 8/15/11                                             1,166,788
Office Supplies and Forms - 1.2%
         7,012,000    Acco Brands Corp., 7.625%, company guaranteed notes, due 8/15/15                                     6,556,220
Oil - Field Services - 0.1%
           699,000    Hornbeck Offshore Services, Inc., 6.125%, company guaranteed notes, due 12/1/14                        636,090

Oil Companies - Exploration and Production - 4.3%
         6,355,000    Chaparral Energy, Inc., 8.875%, senior notes, due 2/1/17 (144A)                                      5,783,050
         3,095,000    Cimarex Energy Co., 7.125%, company guaranteed notes, due 5/1/17                                     2,924,775
         2,813,000    Encore Acquisition Co., 6.25%, company guaranteed notes, due 4/15/14                                 2,447,310
         1,399,000    Encore Acquisition Co., 7.25%, company guaranteed notes, due 12/1/17                                 1,259,100
         1,892,000    Forest Oil Corp., 8.00%, senior unsecured notes, due 6/15/08                                         1,899,095
         1,050,000    Forest Oil Corp., 7.25%, senior notes, due 6/15/19 (144A)                                              979,125
         1,950,000    Hilcorp Energy Finance, 7.75%, senior unsecured notes, due 11/1/15 (144A)                            1,823,250
           700,000    Hilcorp Energy I, 9.00%, senior notes, due 6/1/16 (144A)                                               696,500
         2,033,000    Petrohawk Energy Corp., 9.125%, company guaranteed notes, due 7/15/13                                2,093,990
         2,928,000    Quicksilver Resources, Inc., 7.125%, company guaranteed notes, due 4/1/16                            2,715,720
           350,000    Sandridge Energy, Inc., 8.985%, bank loan, due 4/1/14***                                               339,500
           350,000    Sandridge Energy, Inc., 8.625%, bank loan, due 4/1/15***                                               339,500
           782,000    Venoco, Inc., 9.36%, bank loan, due 9/20/11***                                                         754,630
           475,000    Venoco, Inc., 8.75%, senior unsecured notes, due 12/15/11                                              475,000
                                                                                                                          24,530,545
Oil Field Machinery and Equipment - 0.2%
           910,000    Dresser-Rand Group, Inc., 8.625%, company guaranteed notes, due 11/1/14***                             873,600
Paper and Related Products - 2.0%
         3,506,000    Boise Cascade LLC, 7.125%, company guaranteed notes, due 10/15/14                                    3,225,519
            93,618    Georgia-Pacific Corp., 7.11%, bank loan, due 12/20/12***                                                88,369
           157,746    Georgia-Pacific Corp., 7.11%, bank loan, due 12/20/12***                                               148,901
           187,235    Georgia-Pacific Corp., 7.11%, bank loan, due 12/20/12***                                               176,737
         1,497,884    Georgia-Pacific Corp., 7.11%, bank loan, due 12/20/12***                                             1,413,898
         3,050,000    Georgia-Pacific Corp., 7.125%, company guaranteed notes, due 1/15/17 (144A)                          2,806,000
         2,175,000    NewPage Corp., 12.00%, company guaranteed notes, due 5/1/13                                          2,264,719
           681,000    Verso Paper Holdings LLC, 9.11%, senior notes, due 8/1/14 (144A)***                                    667,380
           525,000    Verso Paper Holdings LLC, 11.375%, company guaranteed notes
                         due 8/1/16 (144A)                                                                                   535,500
                                                                                                                          11,327,023
Physical Therapy and Rehabilitation Centers - 0.3%
         1,879,000    HealthSouth Corp., 10.75%, company guaranteed notes, due 6/15/16                                     1,897,790
Pipelines - 0.3%
         1,924,000    Holly Energy Partners L.P., 6.25%, company guaranteed notes, due 3/1/15                              1,741,220
Poultry - 1.5%
         1,500,000    Pilgrims Pride Corp., 7.625%, senior unsecured notes, due 5/1/15                                     1,447,500
         7,395,000    Pilgrims Pride Corp., 8.375%, senior subordinated notes, due 5/1/17                                  7,025,250
                                                                                                                           8,472,750
Private Corrections - 0.3%
           984,000    Corrections Corporation of America, 7.50%, senior notes, due 5/1/11                                    984,000
           675,000    Corrections Corporation of America, 6.25%, company guaranteed notes
                         due 3/15/13                                                                                         636,188

                                                                                                                           1,620,188
Publishing - Newspapers - 0.6%
         3,212,000    Block Communications, Inc., 8.25%, senior notes, due 12/15/15 (144A)                                 3,163,820
Publishing - Periodicals - 1.8%
           535,000    CBD Media, Inc., 8.625%, company guaranteed notes, due 6/1/11                                          533,663
         1,229,000    CBD Media, Inc., 9.25%, senior notes, due 7/15/12                                                    1,241,290
         1,357,000    Medimedia USA, Inc., 11.375%, senior subordinated notes, due 11/15/14 (144A)                         1,424,850
         1,728,000    PRIMEDIA, Inc., 10.78%, company guaranteed notes, due 5/15/10***                                     1,779,840
         2,364,000    PRIMEDIA, Inc., 8.875%, company guaranteed notes, due 5/15/11                                        2,431,965
         2,425,000    PRIMEDIA, Inc., 8.00%, company guaranteed notes, due 5/15/13***                                      2,549,281
                                                                                                                           9,960,889
Racetracks - 0.2%
         1,048,000    Penn National Gaming, Inc., 6.75%, senior subordinated notes, due 3/1/15                             1,070,270
Real Estate Management/Services - 0.4%
         2,775,000    Realogy Corp., 12.375%, senior subordinated notes, due 4/15/15 (144A)                                2,324,063
Real Estate Operating/Development - 0.2%
         1,415,000    Kimball Hill, Inc., 10.50%, company guaranteed notes, due 12/15/12                                   1,146,150
Recycling - 0.4%
         2,271,000    Aleris International, Inc., 10.00%, senior subordinated notes
                         due 12/15/16 (144A)ss.                                                                            2,032,545

REIT - Health Care - 0.3%
         1,607,000    Senior Housing Properties Trust, 8.625%, senior unsecured notes, due 1/15/12                         1,679,315
REIT - Hotels - 0.3%
         1,816,000    Host Marriott L.P., 6.375%, company guaranteed notes, due 3/15/15                                    1,697,960
Rental Auto/Equipment - 0.4%
         2,178,000    Hertz Corp., 8.875%, company guaranteed notes, due 1/1/14                                            2,178,000
Retail - Apparel and Shoe - 0.5%
           275,000    Burlington Coat Factory, 0%, bank loan, due 5/28/13***                                                 257,210
         1,650,000    Claire's Stores, Inc., 8.11%, bank loan, due 5/29/14***                                              1,493,250
         1,143,000    Claire's Stores, Inc., 9.25%, senior notes, due 6/1/15 (144A)                                        1,005,840
                                                                                                                           2,756,300
Retail - Arts and Crafts - 0.3%
         1,500,000    Michaels Stores, Inc., 11.375%, senior subordinated notes, due 11/1/16 (144A)                        1,447,500
Retail - Computer Equipment - 0.2%
         1,356,000    GameStop Corp., 8.00%, company guaranteed notes, due 10/1/12                                         1,371,255
Retail - Drug Store - 0.2%
         1,362,000    Rite Aid Corp., 7.50%, company guaranteed notes, due 1/15/15                                         1,273,470
Retail - Miscellaneous/Diversified - 0.5%
           978,000    Eye Care Centers of America, Inc., 10.75%, company guaranteed notes
                         due 2/15/15                                                                                       1,070,910
           725,000    Harry & David Holdings, Inc., 10.40%, company guaranteed notes, due 3/1/12***                          688,750
         1,250,000    Harry & David Holdings, Inc., 9.00%, company guaranteed notes, due 3/1/13                            1,175,000
                                                                                                                           2,934,660
Retail - Propane Distribution - 1.1%
         3,118,000    Amerigas Partners L.P., 7.25%, senior unsecured notes, due 5/20/15                                   2,915,330
         1,829,000    Ferrellgas Partners L.P., 8.75%, senior notes, due 6/15/12                                           1,819,855
         1,662,000    Ferrellgas Partners L.P., 6.75%, senior unsecured notes, due 5/1/14                                  1,516,575
                                                                                                                           6,251,760
Retail - Restaurants - 1.2%
           104,417    Buffets, Inc., 5.26%, bank loan, due 5/1/13***                                                          99,196
           788,602    Buffets, Inc., 8.11%, bank loan, due 11/1/13***                                                        786,630
         1,375,000    Denny's Holdings, Inc., 10.00%, company guaranteed notes, due 10/1/12                                1,395,625
         2,470,000    Friendly Ice Cream Corp., 8.375%, senior notes, due 6/15/12                                          2,608,938
           699,000    Restaurant Co., 10.00%, company guaranteed notes, due 10/1/13                                          608,130
         1,843,000    VICORP Restaurants, Inc., 10.50%, company guaranteed notes, due 4/15/11                              1,419,110
                                                                                                                           6,917,629
Retail - Vitamins/Nutritional Supplement - 0.7%
         4,394,000    General Nutrition Center, 9.79625%, senior notes, due 3/15/14 (144A)***                              4,086,420
Rubber - Tires - 0.2%
         1,112,000    Goodyear Tire & Rubber Co., 9.00%, senior notes, due 7/1/15                                          1,139,800
Satellite Telecommunications - 0.9%
           721,000    INTELSAT Bermuda, Ltd., 8.25%, senior notes, due 1/15/13***                                            717,395
         1,925,000    INTELSAT Bermuda, Ltd., 7.855%, bank loan, due 2/1/14***                                             1,859,222
           350,000    INTELSAT Bermuda, Ltd., 9.25%, company guaranteed notes, due 6/15/16                                   357,000
           675,000    INTELSAT Corp., 9.00%, company guaranteed notes, due 8/15/14                                           679,219
           350,000    INTELSAT Corp., 9.00%, company guaranteed notes, due 6/15/16                                           350,875
         1,089,000    INTELSAT Subsidiary Holding Company, Ltd., 8.625%,
                         company guaranteed notes, due 1/15/15***                                                          1,091,723
                                                                                                                           5,055,434
Schools - 0.5%
           498,874    Education Management LLC, 7.125%, bank loan, due 6/1/13***                                             476,175
         2,193,000    Education Management LLC, 8.75%, company guaranteed notes, due 6/1/14                                2,182,035
                                                                                                                           2,658,210
Seismic Data Collection - 0.2%
         1,095,000    Compagnie Generale de Geophysique-Veritas, 7.75%, company guaranteed notes,
                         due 5/15/17                                                                                       1,067,625
Semiconductor Equipment - 0.3%
         1,908,000    Sensata Technologies B.V., 8.00%, company guaranteed notes, due 5/1/14                               1,755,360
Special Purpose Entity - 6.1%
         3,555,000    Affinion Holding Co., 11.65963%, bank loan, due 3/1/12***                                            3,457,238
           141,961    CCM Merger, Inc., 7.36%, bank loan, due 7/13/12***                                                     135,572
           354,901    CCM Merger, Inc., 7.36%, bank loan, due 7/13/12***                                                     338,931
         1,312,425    CCM Merger, Inc., 7.36%, bank loan, due 7/13/12 ***                                                  1,253,366
         4,472,000    CCM Merger, Inc., 8.00%, notes, due 8/1/13 (144A)                                                    4,404,920
           425,000    CHR Intermediate Holdings, 12.61%, senior notes, due 6/1/13 (144A)***                                  423,406
           325,000    Hawker Beechcraft Acquisition Co., 8.50%, senior notes, due 4/1/15 (144A)                              325,000
           325,000    Hawker Beechcraft Acquisition Co., 9.75%, senior subordinated notes
                         due 4/1/17 (144A)                                                                                   321,750
         5,987,000    KAR Holdings, Inc., 8.75%, senior notes, due 5/1/14 (144A)                                           5,388,299
         6,048,000    KAR Holdings, Inc., 10.00%, senior subordinated notes, due 5/1/15 (144A)                             5,322,239
         2,175,000    NSG Holdings LLC, 7.75%, secured notes, due 12/15/25 (144A)                                          2,142,375
         5,355,000    Petroplus Finance, Ltd., 7.00%, company guaranteed notes, due 5/1/17 (144A)                          4,886,438
           655,074    Vanguard Health Holding Company II LLC, 7.61%, bank loan, due 9/23/11***                               625,596
         1,874,261    Wimar Opco LLC, 7.61%, bank loan, due 1/3/12***                                                      1,810,218
         4,394,000    Wimar Opco LLC, 9.625%, senior subordinated notes, due 12/15/14 (144A)                               3,690,960
                                                                                                                          34,526,308
Specified Purpose Acquisition Company - 0.2%
         1,127,086    Solar Capital Corp., 7.35563%, bank loan, due 2/28/14***                                             1,073,076
Steel Pipe and Tube - 0.5%
         3,225,000    Mueller Water Products, Inc., 7.375%, senior subordinated notes
                         due 6/1/17 (144A)                                                                                 3,015,375
Telecommunication Services - 0.4%
         1,546,000    Eschelon Operating Co., 8.375%, secured notes, due 3/15/10                                           1,493,822
           675,000    Qwest Corp., 5.625%, notes, due 11/15/08                                                               669,094
                                                                                                                           2,162,916
Telephone - Integrated - 0.9%
         2,174,000    Cincinnati Bell, Inc., 8.375%, company guaranteed notes, due 1/15/14                                 2,065,300
           745,000    Level 3 Financing, Inc., 9.15%, senior notes, due 2/15/15 (144A)***                                    704,025
         1,789,000    Level 3 Financing, Inc., 8.75%, senior notes, due 2/15/17 (144A)                                     1,645,880
           696,000    NTL Cable PLC, 9.125%, company guaranteed notes, due 8/15/16                                           702,960
                                                                                                                           5,118,165
Television - 0.2%
         1,555,000    Univision Communications, Inc., 9.75%, senior notes, due 3/15/15 (144A)                              1,415,050
Transportation - Marine - 1.1%
           382,000    H-Lines Finance Holding Corp., 0%, senior unsecured notes, due 4/1/13***                               379,135
         2,405,000    Horizon Lines LLC, 9.00%, company guaranteed notes, due 11/1/12                                      2,555,313
         3,236,000    Ship Finance International, Ltd., 8.50%, company guaranteed notes, due 12/15/13                      3,292,630
                                                                                                                           6,227,078
Transportation - Railroad - 0.6%
         1,149,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 9.375%, senior notes
                         due 5/1/12                                                                                        1,212,195
         1,877,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 7.625%, senior notes
                         due 12/1/13 (144A)                                                                                1,877,000
           425,000    Kansas City Southern de Mexico, 7.375%, senior notes, due 6/1/14 (144A)                                412,250
                                                                                                                           3,501,445
Transportation - Truck - 0.7%
         2,540,698    Saint Acquisition Corp., 8.375%, bank loan, due 5/10/14***                                           2,263,330
         1,085,000    Saint Acquisition Corp., 13.10688%, secured notes, due 5/15/15 (144A)                                  770,350
         1,625,000    Saint Acquisition Corp., 12.50%, secured notes, due 5/15/17 (144A)                                   1,153,750
                                                                                                                           4,187,430
Wire and Cable Products - 0.8%
         1,700,000    Belden CDT, Inc., 7.00%, senior subordinated notes, due 3/15/17 (144A)                               1,606,500
         3,088,000    General Cable Corp., 7.125%, company guaranteed notes, due 4/1/17 (144A)                             2,995,360
                                                                                                                           4,601,860
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $550,430,374)                                                                                522,501,058
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Automotive - Cars and Light Trucks - 0.5%
           117,085    General Motors Corp., convertible, 6.25%                                                             2,600,458
Containers - Metal and Glass - 0%
             3,500    Owens-Illinois, Inc., convertible, 4.75%                                                               159,425
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $2,941,805)                                                                                    2,759,883
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Casino Services - 0%
           166,722    Progressive Gaming Corp. - expires 8/15/08****,ss (cost $167)                                          182,344
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 7.6%
        15,732,855    Janus Institutional Cash Management
                          Fund - Institutional Shares, 5.35%                                                              15,732,855
        27,152,505    Janus Institutional Money Market
                          Fund - Institutional Shares, 5.27%                                                              27,152,505
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $42,885,360)                                                                                    42,885,360
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $596,257,706) - 100%                                                                     $ 568,328,645
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                            July 31, 2007 (unaudited)

                                                                                                                   % of Investment
Country                                                                               Value                             Securities
----------------------------------------------------------------------------------------------------------------------------------
Bermuda                                                                  $        7,152,414                                   1.3%
Canada                                                                            4,477,095                                   0.8%
China                                                                             4,886,438                                   0.9%
Mexico                                                                            1,212,195                                   0.2%
Netherlands                                                                       2,993,405                                   0.5%
United Kingdom                                                                    3,624,555                                   0.6%
United States++                                                                 543,982,543                                  95.7%
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                          $568,328,645                                 100.0%

++Includes Short-Term Securities (88.1% excluding Short-Term Securities)



Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC                        Public Limited Company

REIT                       Real Estate Investment Trust

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

*** Rate is subject to change. Rate shown reflects current rate.

**** Schedule of Fair Valued Securities (as of July 31, 2007)

                                                                                                           Value as a % of
                                                                                   Value             Investment Securities
--------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Progressive Gaming Corp. - expires 8/15/08                                      $182,344                              0.0%
--------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss  Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                                     Value as a %
                                                      Acquisition            Acquisition                             of Investment
                                                          Date                  Cost                  Value           Securities
------------------------------------------------- --------------------- ---------------------- -------------------- ----------------
Janus High-Yield Fund
Aleris International, Inc., 10.00%
   senior subordinated notes, due 12/15/16(144A)   5/14/07 - 7/16/07     $    2,326,235        $      2,032,545                 0.4%
Cardtronics, Inc., 9.25%

   senior subordinated notes, due 8/15/13 (144A)        7/17/07               1,042,750               1,032,000                 0.2%
Innophos Holdings, Inc., 9.50%

   senior unsecured notes, due 4/15/12 (144A)           4/11/07               1,410,000               1,410,000                 0.2%

Progressive Gaming Corp. - expires 08/15/08****         9/26/03                     167                 182,344                 0.0%
Steinway Musical Instruments, Inc., 7.00%

   senior notes, due 3/1/14 (144A)                  9/13/06 - 6/6/07          6,102,508               5,903,040                 1.0%
------------------------------------------------- --------------------- ---------------------- -------------------- ----------------
                                                                         $   10,881,660        $     10,559,929                 1.8%
------------------------------------------------- --------------------- ---------------------- -------------------- ----------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                                                                              Aggregate Value
---------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                                                                                                $ 915,000

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2007.

Janus Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                               Value
-------------------------------------------------------------------------------------------------------------------
Common Stock - 84.1%
Agricultural Chemicals - 0.9%
           780,000    Agrium, Inc. (U.S. Shares)                                                     $   32,697,600
                                                                30,048,000

                                                                                                         62,745,600
Airlines - 1.3%
         5,975,000    Southwest Airlines Co.#                                                            93,568,500
Applications Software - 0.3%
           780,000    Intuit, Inc.*                                                                      22,339,200
Automotive - Truck Parts and Equipment - Original - 0.4%
           290,000    Magna International, Inc. - Class A (U.S. Shares)#                                 25,435,900
Beverages - Non-Alcoholic - 0.8%
           925,000    PepsiCo, Inc.                                                                      60,698,500
Brewery - 0.2%
           150,000    Molson Coors Brewing Co. - Class B                                                 13,341,000
Broadcast Services and Programming - 0.3%
           500,000    Clear Channel Communications, Inc.                                                 18,450,000
Building - Residential and Commercial - 0.3%
         1,125,000    D.R. Horton, Inc.#                                                                 18,360,000
Cellular Telecommunications - 0.5%
           550,000    ALLTEL Corp.                                                                       36,272,500
Chemicals - Diversified - 0.5%
         1,350,000    Huntsman Corp.                                                                     34,371,000
Chemicals - Specialty - 0.9%
         2,650,000    Chemtura Corp.                                                                     27,639,500
           149,959    International Flavors & Fragrances, Inc.                                            7,514,445
           490,000    Lubrizol Corp.                                                                     30,703,400
                                                                                                         65,857,345
Coal - 0.4%
         1,050,000    Arch Coal, Inc.#                                                                   31,384,500
Commercial Banks - 3.3%
         1,020,000    Bank of Hawaii Corp.                                                               48,980,400
         2,898,808    Colonial BancGroup, Inc.#                                                          63,223,003
           800,000    Cullen/Frost Bankers, Inc.                                                         39,736,000
           872,662    First Midwest Bancorp, Inc.                                                        28,701,853
           385,000    Synovus Financial Corp.                                                            10,764,600
         2,607,512    Valley National Bancorp#                                                           55,201,029
                                                                                                        246,606,885
Computers - Integrated Systems - 0.9%
         1,310,000    Diebold, Inc.#                                                                     66,377,700
Computers - Memory Devices - 0.4%
         1,265,000    Western Digital Corp.*                                                             27,007,750
Consumer Products - Miscellaneous - 0.8%
           300,000    Clorox Co.                                                                         18,138,000
           585,000    Kimberly-Clark Corp.#                                                              39,352,950
                                                                                                         57,490,950
Containers - Metal and Glass - 0.8%
         1,059,990    Ball Corp.                                                                         54,345,687
Cosmetics and Toiletries - 0.7%
           835,000    Procter & Gamble Co.                                                               51,653,100
Data Processing and Management - 1.4%
           800,000    First Data Corp.                                                                   25,432,000
           730,000    Fiserv, Inc.*                                                                      36,076,600
         1,030,000    Global Payments, Inc.                                                              38,522,000
                                                                                                        100,030,600
Distribution/Wholesale - 1.8%
           790,000    Genuine Parts Co.                                                                  37,588,200
         1,405,000    Tech Data Corp.*                                                                   52,645,350
           435,000    W.W. Grainger, Inc.                                                                38,001,600
                                                                                                        128,235,150
Diversified Operations - 2.0%
         1,750,000    Dover Corp.                                                                        89,250,000
         1,020,000    Illinois Tool Works, Inc.#                                                         56,151,000
                                                                                                        145,401,000
Electric - Integrated - 2.9%
         2,600,000    DPL, Inc.#                                                                         69,108,000
         1,760,000    PPL Corp.                                                                          82,966,400
           635,000    Public Service Enterprise Group, Inc.                                              54,705,250
                                                                                                        206,779,650
Electronic Components - Miscellaneous - 0.6%
         2,675,000    Vishay Intertechnology, Inc.*,#                                                    41,489,250
Electronic Components - Semiconductors - 0.9%
         3,040,000    QLogic Corp.*                                                                      40,401,600
           980,000    Xilinx, Inc.                                                                       24,500,000
                                                                                                         64,901,600
Electronic Connectors - 0.7%
           790,000    Thomas & Betts Corp.*                                                              48,822,000
Electronic Measuring Instruments - 0.7%
         1,321,200    Agilent Technologies, Inc.*                                                        50,403,780
Engineering - Research and Development Services - 0.7%
         1,080,000    URS Corp.*                                                                         53,200,800
Engines - Internal Combustion - 0.2%
           450,000    Briggs & Stratton Corp.#                                                           12,762,000
E-Services/Consulting - 0.3%
         1,167,406    Websense, Inc.*                                                                    23,301,424
Fiduciary Banks - 0.8%
           490,000    State Street Corp.#                                                                32,844,700
           720,000    Wilmington Trust Corp.                                                             28,036,800
                                                                                                         60,881,500
Food - Confectionary - 0.5%
           530,000    Hershey Foods Corp.                                                                24,433,000
           150,000    J.M. Smucker Co.                                                                    8,371,500
                                                                                                         32,804,500
Food - Diversified - 1.0%
           780,000    General Mills, Inc.                                                                43,383,600
           980,000    Kraft Foods, Inc. - Class A#                                                       32,095,000
                                                                                                         75,478,600
Gas - Distribution - 0.5%
         1,220,000    Southern Union Co.                                                                 37,673,600
Gold Mining - 0.8%
         2,200,000    Goldcorp, Inc. (U.S. Shares)#                                                      55,902,000
Hotels and Motels - 1.1%
           675,000    Hilton Hotels Corp.                                                                29,841,750
           750,000    Starwood Hotels & Resorts Worldwide, Inc.                                          47,220,000
                                                                                                         77,061,750
Instruments - Scientific - 2.2%
         2,130,000    Applera Corp. - Applied Biosystems Group                                           66,498,600
         1,715,000    PerkinElmer, Inc.                                                                  47,728,450
           880,000    Thermo Electron Corp.*                                                             45,944,800
                                                                                                        160,171,850
Internet Infrastructure Equipment - 0.6%
         1,543,838    Avocent Corp.*,#                                                                   42,223,969
Investment Management and Advisory Services - 3.6%
         1,480,030    AllianceBernstein Holding L.P.                                                    124,204,118
         1,510,000    Invesco PLC (ADR)#                                                                 38,036,900
           535,000    Legg Mason, Inc.#                                                                  48,150,000
         2,245,000    Waddell & Reed Financial, Inc. - Class A                                           56,596,450
                                                                                                        266,987,468
Lasers - Systems and Components - 0.3%
           550,000    Cymer, Inc.*                                                                       23,512,500
Life and Health Insurance - 1.8%
           985,000    AFLAC, Inc.#                                                                       51,338,200
         1,769,980    Protective Life Corp.                                                              76,144,540
                                                                                                        127,482,740
Machinery - Farm - 0.8%
           500,000    Deere & Co.                                                                        60,210,000
Medical - Biomedical and Genetic - 0.9%
           740,000    Charles River Laboratories International, Inc.*                                    37,873,200
           385,000    Invitrogen Corp.*                                                                  27,643,000
                                                                                                         65,516,200
Medical - Drugs - 1.7%
           685,000    Eli Lilly and Co.                                                                  37,051,650
           780,000    Endo Pharmaceuticals Holdings, Inc.*                                               26,527,800
         1,225,000    Wyeth                                                                              59,437,000
                                                                                                        123,016,450
Medical - Generic Drugs - 0.5%
           685,000    Barr Pharmaceuticals, Inc.*                                                        35,085,700
            29,971    Perrigo Co.                                                                           558,959
                                                                                                         35,644,659
Medical - HMO - 0.7%
           490,000    Coventry Health Care, Inc.*                                                        27,346,900
           463,600    Health Net, Inc.*                                                                  22,966,744
                                                                                                         50,313,644
Medical Instruments - 0.4%
           735,000    St. Jude Medical, Inc.*                                                            31,707,900
Medical Labs and Testing Services - 0.4%
           390,000    Laboratory Corporation of America Holdings*                                        28,801,500
Medical Products - 0.6%
           260,000    Johnson & Johnson                                                                  15,730,000
           600,000    Varian Medical Systems, Inc.*                                                      24,480,000
                                                                                                         40,210,000
Metal - Aluminum - 0.3%
           600,000    Alcoa, Inc.                                                                        22,920,000
Multi-Line Insurance - 1.0%
         3,775,000    Old Republic International Corp.                                                   69,309,000
Networking Products - 0.3%
         1,400,000    Foundry Networks, Inc.*                                                            24,626,000
Non-Hazardous Waste Disposal - 1.7%
         2,200,000    Republic Services, Inc.                                                            70,290,000
         1,470,000    Waste Management, Inc.                                                             55,904,100
                                                                                                        126,194,100
Office Automation and Equipment - 1.2%
         1,400,000    Pitney Bowes, Inc.                                                                 64,540,000
         1,250,000    Xerox Corp.*                                                                       21,825,000
                                                                                                         86,365,000
Oil - Field Services - 0.5%
         1,470,000    BJ Services Co.                                                                    38,440,500
Oil and Gas Drilling - 1.1%
           650,000    Global Santa Fe Corp. (U.S. Shares)#                                               46,611,500
         1,220,000    Nabors Industries, Ltd.*                                                           35,672,800
                                                                                                         82,284,300
Oil Companies - Exploration and Production - 6.5%
         1,700,000    Anadarko Petroleum Corp.                                                           85,561,000
         1,470,000    Bill Barrett Corp.*,#                                                              50,450,400
         1,120,000    Chesapeake Energy Corp.#                                                           38,124,800
           930,000    Devon Energy Corp.                                                                 69,387,300
         1,610,028    Forest Oil Corp.*                                                                  65,157,833
         1,425,000    Newfield Exploration Co.*                                                          68,471,250
           540,000    Noble Energy, Inc.                                                                 33,015,600
           900,000    Southwestern Energy Co.*                                                           36,567,000
           970,000    St. Mary Land & Exploration Co.                                                    32,291,300
                                                                                                        479,026,483
Oil Companies - Integrated - 0.6%
           300,000    Hess Corp.                                                                         18,360,000
           400,000    Marathon Oil Corp.                                                                 22,080,000
                                                                                                         40,440,000
Oil Field Machinery and Equipment - 0.6%
           800,000    Grant Prideco, Inc.*                                                               44,880,000
Oil Refining and Marketing - 0.4%
           390,000    Valero Energy Corp.                                                                26,133,900
Paper and Related Products - 2.2%
           730,000    Potlatch Corp.#                                                                    31,893,700
         1,130,000    Rayonier, Inc.                                                                     47,844,200
         1,420,000    Temple-Inland, Inc.                                                                82,544,600
                                                                                                        162,282,500
Pharmacy Services - 0.6%
         1,211,880    Omnicare, Inc.#                                                                    40,185,941
Pipelines - 2.9%
           480,000    Energy Transfer Partners L.P.#                                                     26,784,000
         1,225,000    Enterprise Products Partners L.P.#                                                 38,097,500
           550,000    Equitable Resources, Inc.                                                          25,910,500
         1,320,000    Kinder Morgan Energy Partners L.P.#                                                69,933,600
           780,000    Plains All American Pipeline L.P.#                                                 49,015,200
                                                                                                        209,740,800
Property and Casualty Insurance - 1.2%
           435,000    Mercury General Corp.                                                              22,524,300
         3,040,000    Progressive Corp.                                                                  63,779,200
                                                                                                         86,303,500
Reinsurance - 1.9%
            27,000    Berkshire Hathaway, Inc. - Class B*                                                97,308,000
           380,000    Everest Re Group, Ltd.#                                                            37,335,000
                                                                                                        134,643,000
REIT - Apartments - 1.2%
         1,180,000    Equity Residential Properties Trust                                                46,975,800
           785,000    Home Properties, Inc.#                                                             36,345,500
                                                                                                         83,321,300
REIT - Mortgages - 0.7%
         2,659,000    Annaly Mortgage Management, Inc.#                                                  38,422,550
           390,000    Redwood Trust, Inc.#                                                               11,232,000
                                                                                                         49,654,550
REIT - Office Property - 0.3%
           200,000    SL Green Realty Corp.                                                              24,284,000
REIT - Regional Malls - 1.0%
           390,000    Macerich Co.                                                                       28,528,500
         1,080,000    Pennsylvania Real Estate Investment Trust#                                         42,055,200
                                                                                                         70,583,700
REIT - Warehouse and Industrial - 0.5%
           680,000    ProLogis#                                                                          38,692,000
Rental Auto/Equipment - 0.2%
           685,000    Aaron Rents, Inc.                                                                  15,837,200
Retail - Apparel and Shoe - 1.1%
         2,540,000    Charming Shoppes, Inc.*                                                            25,095,200
           820,000    Foot Locker, Inc.                                                                  15,219,200
           700,000    Ross Stores, Inc.                                                                  20,251,000
           900,000    Urban Outfitters, Inc.*                                                            18,054,000
                                                                                                         78,619,400
Retail - Auto Parts - 0.7%
           791,100    Advance Auto Parts, Inc.                                                           27,506,547
           200,000    AutoZone, Inc.*                                                                    25,362,000
                                                                                                         52,868,547
Retail - Consumer Electronics - 0.1%
           200,000    Best Buy Company, Inc.#                                                             8,918,000
Retail - Discount - 0.8%
         2,100,000    TJX Companies, Inc.#                                                               58,275,000
Retail - Drug Store - 0.5%
         1,030,000    CVS/Caremark Corp.                                                                 36,245,700
Retail - Mail Order - 0.4%
           880,000    Williams-Sonoma, Inc.#                                                             27,095,200
Retail - Office Supplies - 0.2%
           765,000    Staples, Inc.                                                                      17,610,300
Retail - Regional Department Stores - 0.4%
           800,000    Macy's, Inc.                                                                       28,856,000
Savings/Loan/Thrifts - 0.9%
         2,880,000    Astoria Financial Corp.                                                            67,824,000
Semiconductor Components/Integrated Circuits - 0.3%
           585,000    Linear Technology Corp.#                                                           20,855,250
Super-Regional Banks - 2.6%
         1,044,440    PNC Bank Corp.                                                                     69,611,926
           585,000    SunTrust Banks, Inc.                                                               45,805,500
         2,445,000    U.S. Bancorp#                                                                      73,227,750
                                                                                                        188,645,176
Telecommunication Equipment - 0.1%
           400,000    Avaya, Inc.*                                                                        6,616,000
Telecommunication Equipment - Fiber Optics - 0.3%
           850,000    Corning, Inc.*                                                                     20,264,000
Telecommunication Services - 0.6%
           685,000    Embarq Corp.                                                                       42,326,150
Telephone - Integrated - 0.8%
           540,000    CenturyTel, Inc.                                                                   24,769,800
         1,550,000    Sprint Nextel Corp.#                                                               31,821,500
                                                                                                         56,591,300
Transportation - Railroad - 1.3%
         1,500,000    Kansas City Southern*,#                                                            51,765,000
           830,000    Norfolk Southern Corp.                                                             44,637,400
                                                                                                         96,402,400
Transportation - Truck - 0.7%
           930,000    J.B. Hunt Transport Services, Inc.#                                                25,974,900
         1,465,000    Knight Transportation, Inc.#                                                       25,842,600
                                                                                                         51,817,500
Wireless Equipment - 0.3%
         1,215,000    Motorola, Inc.                                                                     20,642,850
-------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,371,895,532)                                                              6,093,854,748
-------------------------------------------------------------------------------------------------------------------
Money Markets - 6.0%
       244,152,440    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%            244,152,440
       189,122,750    Janus Institutional Money Market Fund - Institutional Shares, 5.27%               189,122,750
-------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $433,275,190)                                                                 433,275,190
-------------------------------------------------------------------------------------------------------------------
Other Securities - 9.9%
       714,343,673    Allianz Dresdner Daily Asset Fund+ (cost $714,343,673)                            714,343,673
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,519,514,395) - 100%                                                 $7,241,473,611
-------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                             73,007,800              1.0%
Canada                                             114,035,500              1.7%
Cayman Islands                                      46,611,500              0.6%
United States++                                  7,007,818,811             96.7%
                                 Total      $    7,241,473,611            100.0%
                                            ===================================

++ Includes Short-Term Securities and Other Securities (80.8% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR           American Depositary Receipt

REIT          Real Estate Investment Trust

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

      The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2007.

                                         Purchases                     Sales               Realized       Dividend       Value
                                   Shares          Cost         Shares        Cost        Gain/(Loss)      Income     at 7/31/07
--------------------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund

OmniVision Technologies, Inc.    3,200,000      $44,833,744    3,200,000   $44,833,744    $ 3,132,421      $     -       $    -
--------------------------------------------------------------------------------------------------------------------------------

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                      Value
---------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 9.2%
  $      6,500,000    Banco Santander Totta S.A., 5.34%, 10/15/07 (144A)                                   $      6,500,000
        40,000,000    Calyon, New York, 5.38%, 5/9/08 (144A)                                                     40,000,000
        10,664,000    Deutsche Bank Securities, Inc., 5.40%, 11/21/07                                            10,664,000
        20,000,000    Mitsubishi Trust and Bank, 5.34%, 9/11/07                                                  20,000,000
        10,000,000    Natexis Banques Populaires, New York, 5.25%, 5/8/08                                        10,000,000
        15,000,000    Shinkin Central Bank, New York, 5.34%, 9/6/07                                              14,999,817
        20,000,000    Shinkin Central Bank, New York, 5.34%, 10/12/07                                            20,000,000
         6,399,000    Stanfield Victoria Funding LLC, 5.45%, 2/1/08 (144A)                                        6,399,000
        23,000,000    Sumitomo Trust and Bank, 5.32%, 11/20/07                                                   23,000,000
---------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $151,562,817)                                                               151,562,817
---------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 21.6%
        14,861,000    Altius I Funding Corp., 5.27%, 8/9/07 (Section 4(2))                                       14,843,596
        18,665,000    Bavaria TRR Corp., 5.30%, 8/6/07 (Section 4(2))                                            18,651,260
        30,000,000    BTM Capital Corp., 5.29%, 10/5/07 (Section 4(2))                                           29,713,458
        10,000,000    Buckingham Collateralized Debt Obligation II LLC, 5.35%, 9/21/07 (144A)                     9,924,208
         4,834,000    Check Point Charlie, Inc., 5.27%, 8/9/07 (Section 4(2))                                     4,828,339
        30,500,000    Check Point Charlie, Inc., 5.285%, 10/4/07 (Section 4(2))                                  30,213,436
        13,000,000    Check Point Charlie, Inc., 5.285%, 10/4/07 (Section 4(2))                                  12,839,840
        10,000,000    Davis Square Funding IV Corp., 5.35%, 8/10/07 (Section 4(2))                                9,986,625
        18,650,000    Davis Square Funding IV Corp., 5.35%, 8/29/07 (Section 4(2))                               18,572,395
        39,200,000    Davis Square Funding V Corp., 5.33%, 8/1/07 (Section 4(2))                                 39,200,000
        10,000,000    Davis Square Funding V Corp., 5.33%, 8/8/07 (Section 4(2))                                  9,989,636
         6,600,000    Klio Funding Corp., 5.32%, 10/4/07 (144A)                                                   6,537,579
         6,100,000    Klio Funding Corp., 5.32%, 10/9/07 (144A)                                                   6,037,800
        49,000,000    Klio III Funding Corp., 5.40%, 8/15/07 (144A)                                              48,897,100
        10,000,000    La Fayette Asset Securitization LLC, 5.35%, 8/3/07 (Section 4(2))                           9,997,028
        39,000,000    La Fayette Asset Securitization LLC, 5.29%, 8/9/07 (Section 4(2))                          38,954,153
        28,000,000    Morrigan TRR Funding LLC, 5.31%, 8/10/07 (144A)                                            27,962,830
        20,000,000    Morrigan TRR Funding LLC, 5.30%, 8/17/07 (144A)                                            19,952,889
---------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $357,102,172)                                                                      357,102,172
---------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 31.5%
         5,000,000    ANZ National International London, 5.32%, 12/7/10 (144A)ss.                                 5,000,245
        15,996,000    Ares VII CLO, Ltd., Class A-1A, 5.40656%, 5/8/15 (144A)ss.                                 15,996,000
         7,466,000    Banco Santander Totta S.A., 5.33%, 7/16/11                                                  7,466,000
        48,000,000    Bank of America Securities LLC (same day put), 5.435%, 8/1/07                              48,000,000
        20,000,000    BCP Finance Bank, Ltd., 5.37%, 5/2/12 (144A)                                               20,000,000
        25,000,000    Bes Finance, Ltd., 5.37%, 6/1/12 (144A)                                                    25,000,000
        10,000,000    Caja de Ahorros y Pensiones de Barcelona, 5.36%, 7/23/12 (144A)                            10,000,000
        45,000,000    CAM U.S. Finance S.A., 5.37%, 4/3/12 (144A)                                                45,000,000
         5,000,000    Carlyle Capital, 5.42%, 5/8/08 (144A)ss.                                                    4,999,616
         8,000,000    Carlyle Capital, 5.42%, 6/30/08 (144A)ss.                                                   7,999,324
          4,266000    Dekabank, New York, 5.40%, 11/19/15 (144A)                                                  4,266,000
        53,000,000    EMC Mortgage Corp. (same day put), 5.495%, 8/1/07                                          53,000,000
         6,399,000    HSH Nordbank A.G., New York, 5.33%, 11/21/11 (144A)                                         6,399,000
        19,195,000    HSH Nordbank A.G., New York, 5.38%, 6/23/15 (144A)                                         19,195,000
        51,000,000    Lehman Brothers, Inc. (90 day put), 5.525%, 11/1/07##                                       51,000,000
         6,399,000    Natexis Banques Populaires, New York, 5.33%, 10/15/10 (144A)                                6,399,000
         8,744,188    Putnam Structured Product Funding 2003-1 LLC
                         Class A-15, 5.34%, 10/15/38 (144A)                                                       8,744,188
        21,487,240    Putnam Structured Product Funding 2003-1 LLC
                         Class A-15, 5.34%, 10/15/38 (144A)                                                      21,487,240
        15,000,000    Shiprock Finance SF-1, Series 2007-3A, 5.39%, 4/11/08 (144A)ss.                            15,000,000
        16,000,000    Sumitomo Trust and Bank, 5.32%, 9/12/07                                                    16,000,000
        10,000,000    Sumitomo Trust and Bank, 5.32%, 1/25/08                                                    10,000,000
        21,328,000    Totta (Ireland) PLC, 5.32%, 3/7/12 (144A)                                                  21,328,000
        17,916,000    Unicredito Italiano Bank (Ireland), 5.34%, 3/9/11 (144A)                                   17,916,000
        30,000,000    Unicredito Italiano Bank (Ireland), 5.35%, 5/10/12 (144A)                                  30,000,000
         5,000,000    Union Hamilton Special Purpose Funding LLC, 5.36%, 12/17/07 (144A)                          5,000,000
        15,996,000    Union Hamilton Special Purpose Funding LLC, 5.36%, 12/21/07 (144A)                         15,996,000
        29,859,000    Westdeutsche Landesbank A.G., 5.38%, 3/10/15 (144A)                                        29,859,000
---------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Note ($521,050,613)                                                                         521,050,613
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 21.4%
         6,000,000    Citigroup Global Markets, Inc., 5.525%
                      dated 7/31/07, maturing 8/1/07
                      to be repurchased at $6,000,921
                      collateralized by $3,000,000
                      in Medium Term Notes
                      0.001%, 9/22/36 - 2/28/37;
                      $5,312,654 in Trust Receipts
                      0.001%, 11/24/34 - 2/2837
                      with respective values of $2,993180
                      and $4,401,182                                                                              6,000,000
         6,000,000    Credit Suisse Securities (USA) LLC, 5.445%
                      dated 7/31/07, maturing 8/1/07 to be repurchased at
                      $6,000,908 collateralized by $5,182,285 in Collateralized
                      Mortgage Obligations 0% - 7.4344%, 6/17/27 - 10/17/38
                      with a value of $6,305,325                                                                  6,000,000
        42,000,000    Credit Suisse Securities (USA) LLC, 5.445%
                      dated 7/31/07, maturing 8/1/07 to be repurchased at
                      $42,006,353 collateralized by $206,367,557 in
                      Collateralized Mortgage Obligations 0% - 7.916%, 7/25/09 -
                      3/25/45
                      with a value of $44,100,440                                                                42,000,000
        14,000,000    Deutsche Bank Securities, Inc., 5.475%
                      dated 7/31/07, maturing 8/1/07 to be repurchased at
                      $14,002,129 collateralized by $353,327,909 in
                      Collateralized Mortgage Obligations 0% - 6.19859%, 5/25/36
                      - 1/25/46
                      with a value of $14,280,000                                                                14,000,000
        42,000,000    Goldman Sachs & Co., 5.475%
                      dated 7/31/07, maturing 8/1/07
                      to be repurchased at $42,006,388
                      collateralized by $42,355,873
                      in Collateralized Mortgage Obligations
                      5.9933 %, 8/10/45
                      with a value of $42,840,001                                                                42,000,000
        48,000,000    J.P. Morgan Securities, Inc., 5.465%
                      dated 7/31/07, maturing 8/1/07
                      to be repurchased at $48,007,287
                      collateralized by $49,455,000
                      in Corporate Bonds
                      10.50%, 12/29/09
                      with a value of $50,402,884                                                                48,000,000
        48,000,000    Merrill Lynch, Pierce, Fenner & Smith, 5.545%
                      dated 7/31/07, maturing 8/1/07 to be repurchased at
                      $48,007,393 collateralized by $51,840,000 in Corporate
                      Bonds 5.33%, 1/30/08 - 3/7/08
                      with a value of $51,842,765                                                                48,000,000
        27,000,000    Morgan Stanley & Company, Inc., 5.425%
                      dated 7/31/07, maturing 8/1/07 to be repurchased at
                      $27,004,069 collateralized by $234,297,624 in
                      Collateralized Mortgage Obligations 0.365888% - 5.712853%,
                      4/1/34 - 6/13/40
                      with a value of $27,576,347                                                                27,000,000
        32,000,000    Natixis Financial Products, Inc., 5.37%
                      dated 7/31/07, maturing 8/1/07
                      to be repurchased at $32,004,773
                      collateralized by $33,244,543
                      in Collateralized Mortgage Obligations
                      5.81684%, 6/25/37
                      with a value of $32,644,869                                                                32,000,000
        17,000,000    RBC Capital Markets Corp., 5.445%
                      dated 7/31/07, maturing 8/1/07 to be repurchased at
                      $17,002,571 collateralized by $17,531,079 in Commercial
                      Paper 0%, 8/13/07 - 10/17/07
                      with a value of $17,340,000                                                                17,000,000
        29,000,000    Societe Generale, New York Branch., 5.33%
                      dated 7/31/07, maturing 8/1/07
                      to be repurchased at $29,004,294
                      collateralized by $70,299,704
                      in U.S. Government Agencies
                      0% - 6.12%, 7/15/33 - 3/25/37
                      with a value of $29,580,000                                                                29,000,000
        43,000,000    Wachovia Capital Markets LLC, 5.45%
                      dated 7/31/07, maturing 8/1/07 to be repurchased at
                      $43,006,510 collateralized by $45,920,278 in Corporate
                      Bonds 0% - 9.625%, 3/1/09 - 5/1/37
                      with a value of $45,143,339                                                                43,000,000
---------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $354,000,000)                                                                 354,000,000
---------------------------------------------------------------------------------------------------------------------------
Short-Term Corporate Notes - 2.1%
        20,000,000    Cullinan Finance Corp., 5.37%, 3/25/08 (144A)                                              20,000,000
        10,000,000    Cullinan Finance Corp., 5.33%, 5/15/08 (144A)                                              10,000,000
         5,332,000    K2 (USA) LLC, 5.32%, 12/3/07 (144A)                                                         5,331,813
---------------------------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Notes (cost $35,331,813)                                                              35,331,813
---------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 4.8%
         2,400,000    Arbor Properties, Inc., Series 2004, 5.33%, 11/1/24                                         2,400,000
           590,000    Aurora Colorado CenterTech Metropolitan District, Series B, 5.55%, 12/1/17                    590,000
           790,000    Breckenridge Terrace LLC, 5.37%, 5/1/39                                                       790,000
         3,195,000    Breckenridge Terrace LLC, 5.37%, 5/1/39                                                     3,195,000
         3,420,000    Colorado Natural Gas, Inc., Series 2002, 5.36%, 7/1/32                                      3,420,000
         2,334,000    Cornerstone Funding Corp. I, Series 2003B, 5.36%, 12/1/30                                   2,334,000
         2,021,000    Cornerstone Funding Corp. I, Series 2003C, 5.41%, 4/1/13                                    2,021,000
         1,691,000    Cornerstone Funding Corp. I, Series 2003E, 5.41%, 7/1/30                                    1,691,000
         2,713,000    Custom Window Systems, 5.37%, 11/1/26                                                       2,713,000
         1,900,000    Edison Chouest Offshore LLC, 5.35%, 3/1/14                                                  1,900,000
           450,000    First United Pentecostal, 5.39%, 3/1/23                                                       450,000
         1,105,000    FJM Properties-Wilmar, 5.32%, 10/1/24                                                       1,105,000
         3,345,000    HHH Supply and Investment Co., 5.37%, 7/1/29                                                3,345,000
         3,085,000    Hillcrest Medical Plaza, 5.32%, 9/1/23                                                      3,085,000
         1,837,000    Holston Medical Group, 5.35%, 1/1/13                                                        1,837,000
         1,010,000    J&E Land Company, 5.34%, 6/1/23                                                             1,010,000
         1,155,000    Lenexa, Kansas Industrial Revenue (Labone, Inc. Project), Series A, 5.40%, 9/1/09           1,155,000
         4,410,000    Louisiana Health Systems Corp. Revenue, Series B, 5.32%, 10/1/22                            4,410,000
         1,195,000    Luxor Management Company, 5.35%, 4/1/18                                                     1,195,000
         1,340,000    McElroy Metal Mill, Inc., Series 2003, 5.35%, 7/1/18                                        1,340,000
         1,895,000    Medical Clinic Board, Mobile, AL, 5.32%, 9/1/11                                             1,895,000
         3,645,000    Mississippi Business Finance Corp., 5.32%, 10/1/18                                          3,645,000
           830,000    Montgomery-Engelside, Alabama Medical Clinic
                         Board Revenue, (Surgical Center), 5.33%, 3/1/24                                            830,000
         1,837,000    Nautical Transport LLC, 5.36%, 6/1/16                                                       1,837,000
         6,500,000    Olympic Club, California Revenue, Series 2002, 5.36%, 10/1/32                               6,500,000
         1,880,000    Patrick Schaumburg Automobiles, Inc., 5.32%, 7/1/08 (144A)                                  1,880,000
         2,300,000    Racetrac Capital LLC, Series 1998-A, 5.32%, 4/1/18                                          2,300,000
         5,400,000    Rehau, Inc. 5.50%, 10/1/19                                                                  5,400,000
         2,000,000    Robinette Company, 5.32%, 1/1/17                                                            2,000,000
         2,840,000    Russell Lands, Inc., Series 2002, 5.35%, 8/1/12                                             2,840,000
         2,600,000    Shoosmith Brothers, Inc., 5.32%, 3/1/15                                                     2,600,000
         4,060,000    Timber Ridge County Affordable Housing Corp., Series 2003, 5.42%, 12/1/32                   4,060,000
           910,000    Union City, Tennessee Industrial Development Board
                         (Cobank LLC Project), 5.36%, 1/1/25                                                        910,000
         2,700,000    Village Green Finance Co., 5.32%, 11/1/22                                                   2,700,000
---------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes ($79,383,000)                                                           79,383,000
---------------------------------------------------------------------------------------------------------------------------
Time Deposits - 9.4 %
        49,000,000    Bank of Tokyo - Mitsubishi UFJ, ETD, 5.36%, 8/1/07                                         49,000,000
         9,000,000    Calyon, New York, ETD, 5.36%, 8/1/07                                                        9,000,000
        49,000,000    Rabobank Nederland, ETD, 5.36%, 8/1/07                                                     49,000,000
        49,000,000    Societe Generale, New York, ETD, 5.35%, 8/1/07                                             49,000,000
---------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (cost $156,000,000)                                                                         156,000,000
---------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,654,430,415) - 100%                                                       $  1,654,430,415
---------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ETD            Euro Time Deposit

PLC            Public Limited Company

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

##             Security is illiquid.

ss. Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                        Value as a %
                                             Acquisition           Acquisition                         of Investment
                                                 Date                 Cost               Value           Securities
--------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund

ANZ National International London
     5.32%, 12/7/10 (144A)                    7/5/07                5,000,250         $  5,000,245           0.3%
Ares VII CLO, Ltd., Class A-1A
     5.40656%, 5/8/15 (144A)                 4/23/03               15,996,000           15,996,000           1.0%
Carlyle Capital
     5.42%, 5/8/08 (144A)                     5/7/07                4,999,500            4,999,616           0.3%
Carlyle Capital
     5.42%, 6/30/08 (144A)                    6/1/07                7,999,200            7,999,324           0.5%
Shiprock Finance SF-1, Series 2007-3A
     5.39%, 4/11/08 (144A)                   3/14/07               15,000,000           15,000,000           0.9%
--------------------------------------------------------------------------------------------------------------------
                                                                 $ 48,994,950         $ 48,995,185           3.0%
--------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.


The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Orion Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                           Value
--------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.0%
Advertising Sales - 0.9%
           609,160    Lamar Advertising Co.                                                                $    36,263,295
Agricultural Chemicals - 2.1%
         1,100,040    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                    88,817,230
Audio and Video Products - 3.2%
         2,582,345    Sony Corp.                                                                               136,620,976
Beverages - Wine and Spirits - 3.0%
        11,804,838    Davide Campari - Milano S.P.A.                                                           126,393,211
Building - Residential and Commercial - 0.6%
           435,370    Desarrolladora Homex S.A. (ADR)*                                                          24,607,112
Casino Services - 0.9%
         1,132,680    Scientific Games Corp. - Class A*,#                                                       38,862,251
Cellular Telecommunications - 4.2%
         2,459,775    America Movil S.A. de C.V. - Series L (ADR)#                                             147,291,327
         1,316,110    Cellcom Israel, Ltd. (U.S. Shares)                                                        32,652,689
                                                                                                               179,944,016
Commercial Services - 1.4%
           872,928    CoStar Group, Inc.*                                                                       44,519,328
         1,280,400    Park24 Company, Ltd.#                                                                     12,890,407
                                                                                                                57,409,735
Computers - 4.7%
         1,102,700    Apple, Inc.*                                                                             145,291,752
           262,990    Research In Motion, Ltd. (U.S. Shares)*                                                   56,279,860
                                                                                                               201,571,612
Data Processing and Management - 1.3%
         1,054,395    NAVTEQ Corp.*                                                                             57,074,401
Diagnostic Kits - 11.0%
         6,268,506    Dade Behring Holdings, Inc.@                                                             469,197,675
Diversified Minerals - 1.3%
         1,282,858    Companhia Vale do Rio Doce - Preference Shares                                            53,949,107
Diversified Operations - 0.3%
        11,857,000    Galaxy Entertainment Group, Ltd.*                                                         11,994,421
E-Commerce/Products - 1.1%
           470,460    Submarino S.A.                                                                            19,734,689
           319,605    Submarino S.A. (GDR)                                                                      27,140,569
                                                                                                                46,875,258
Electronic Measuring Instruments - 2.8%
         3,599,560    Trimble Navigation, Ltd.*, @                                                             118,893,467
Engineering - Research and Development Services - 5.9%
        10,494,195    ABB, Ltd.                                                                                252,214,128
Entertainment Software - 0.6%
           560,380    Electronic Arts, Inc.*                                                                    27,256,883
Finance - Investment Bankers/Brokers - 2.3%
           200,725    Goldman Sachs Group, Inc.                                                                 37,804,547
         1,107,294    UBS A.G.                                                                                  61,428,412
                                                                                                                99,232,959
Finance - Other Services - 2.0%
           122,850    CME Group, Inc.                                                                           67,874,625
         1,141,845    MarketAxess Holdings, Inc.*,#                                                             18,966,045
                                                                                                                86,840,670
Investment Management and Advisory Services - 2.1%
         1,921,215    National Financial Partners Corp.#                                                        89,067,527
Medical - Biomedical and Genetic - 3.5%
         2,451,682    Celgene Corp.*                                                                           148,473,862
Medical - Drugs - 2.6%
           631,587    Roche Holding A.G.                                                                       111,848,192
Medical Instruments - 3.0%
           604,585    Intuitive Surgical, Inc.*                                                                128,540,817
Multi-Line Insurance - 1.4%
         1,206,365    Assurant, Inc.                                                                            61,186,833
Multimedia - 0.8%
         1,664,885    News Corporation, Inc. - Class A                                                          35,162,371
Printing - Commercial - 2.1%
         2,618,272    VistaPrint, Ltd.*,#,@                                                                     89,413,989
REIT - Mortgages - 2.5%
         5,467,752    CapitalSource, Inc.#                                                                     103,887,288
Retail - Apparel and Shoe - 1.9%
         1,719,060    Nordstrom, Inc.                                                                           81,792,875
Semiconductor Components/Integrated Circuits - 1.7%
         2,793,285    Cypress Semiconductor Corp.*,#                                                            69,999,722
Soap and Cleaning Preparations - 1.4%
         1,077,260    Reckitt Benckiser PLC**                                                                   57,675,779
Storage and Warehousing - 0.6%
           863,870    Mobile Mini, Inc.*                                                                        24,680,766
Telecommunication Equipment - Fiber Optics - 2.0%
         3,522,860    Corning, Inc.*                                                                            83,984,982
Telecommunication Services - 3.1%
         2,203,535    NeuStar, Inc. - Class A*,#                                                                63,549,949
         3,408,137    Time Warner Telecom, Inc. - Class A*,#                                                    66,629,079
                                                                                                               130,179,028
Telephone - Integrated - 0.6%
         1,324,350    GVT Holdings S.A.*                                                                        25,315,457
Transportation - Marine - 0.4%
           329,590    Alexander & Baldwin, Inc.                                                                 17,870,370
Transportation - Railroad - 0.7%
         2,171,200    All America Latina Logistica (GDR)                                                        29,513,471
Transportation - Services - 1.6%
           612,825    FedEx Corp.                                                                               67,864,241
Web Hosting/Design - 1.3%
           621,515    Equinix, Inc.*,#                                                                          54,015,869
Web Portals/Internet Service Providers - 2.0%
         3,611,665    Yahoo!, Inc.*                                                                             83,971,211
Wireless Equipment - 4.1%
         3,007,120    Crown Castle International Corp.*                                                        109,008,100
         1,523,655    QUALCOMM, Inc.                                                                            63,460,231
                                                                                                               172,468,331
--------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,535,519,811)                                                                     3,780,931,388
--------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.1%
        14,892,166    Janus Institutional Cash Management
                          Fund - Institutional Shares, 5.35%                                                    14,892,166
       202,308,304    Janus Institutional Money Market
                          Fund - Institutional Shares, 5.27%                                                   202,308,305
--------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $217,200,471)                                                                        217,200,471
--------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.9%
       250,889,335    Allianz Dresdner Daily Asset Fund+
                           (cost $250,889,335)                                                                 250,889,335
--------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,003,609,617) - 100%                                                       $ 4,249,021,194
--------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

                                                                 % of Investment
Country                                         Value                 Securities
--------------------------------------------------------------------------------
Bermuda                                $   89,413,989                       2.1%
Brazil                                    155,653,293                       3.7%
Canada                                    145,097,090                       3.4%
Hong Kong                                  11,994,421                       0.3%
Israel                                     32,652,689                       0.8%
Italy                                     126,393,211                       3.0%
Japan                                     149,511,383                       3.5%
Mexico                                    171,898,439                       4.0%
Switzerland                               425,490,732                      10.0%
United Kingdom                             57,675,779                       1.4%
United States++                         2,883,240,168                      67.8%
--------------------------------------------------------------------------------
Total                                  $4,249,021,194                     100.0%

++ Includes Short-Term Securities and Other Securities (56.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of July 31, 2007 (unaudited)
Currency Sold and                     Currency           Currency     Unrealized
Settlement Date                     Units Sold     Value in U.S.$    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 8/15/07                  400,000     $      812,224    $  (41,604)

British Pound 11/29/07               4,600,000          9,320,499      (183,059)
--------------------------------------------------------------------------------
Total                                              $   10,132,723    $ (224,663)

Notes to Schedule of Investments (unaudited)

ADR          American Depositary Receipt

GDR          Global Depositary Receipt

Preference   Shares Securities that have a higher claim than other issues of stock on dividends and assets in liquidation.

PLC          Public Limited Company

REIT         Real Estate Investment Trust

U.S. Shares  Securities of foreign companies trading on an American Stock
             Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

@ Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                         Purchases                     Sales              Realized      Dividend          Value
                                 Shares            Cost         Shares        Cost       Gain/(Loss)     Income         at 7/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund

Dade Behring Holdings, Inc.     1,732,005     $ 67,430,277           -      $     -       $     -      $ 895,217     $ 469,197,675

Trimble Navigation, Ltd.(1)     1,799,780                -           -            -             -              -       118,893,467

VistaPrint, Ltd.                        -                -           -            -             -              -        89,413,989
-----------------------------------------------------------------------------------------------------------------------------------
                                              $ 67,430,277                  $     -       $     -      $ 895,217     $ 677,505,131
-----------------------------------------------------------------------------------------------------------------------------------

(1) Adjusted for 2 for 1 stock split 2/23/07


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are

noted below. Fund                                                Aggregate Value
--------------------------------------------------------------------------------
Janus Orion Fund                                                    $ 57,675,779

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.3%
Aerospace and Defense - 2.1%
         7,257,749    BAE Systems PLC                                                                      $              61,304,312
         3,259,205    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)#                                              140,895,432
                                                                                                                         202,199,744
Agricultural Chemicals - 2.6%
         3,030,728    Potash Corporation of Saskatchewan, Inc.#                                                          243,441,209
         8,008,000    Sinochem Hong Kong Holdings, Ltd.                                                                    5,525,107
                                                                                                                         248,966,316
Agricultural Operations - 5.4%
            34,400    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*,**                                     22,832,263
         3,995,585    Bunge, Ltd.#                                                                                       362,039,957
       141,430,022    Chaoda Modern Agriculture Holdings, Ltd.**                                                         104,800,535
        32,288,926    China Green Holdings, Ltd.                                                                          28,747,211
                                                                                                                         518,419,966
Apparel Manufacturers - 2.4%
        16,660,000    Esprit Holdings, Ltd.                                                                              225,657,565
Applications Software - 0.5%
           933,112    Infosys Technologies, Ltd.                                                                          45,355,459
Audio and Video Products - 3.8%
         6,814,800    Sony Corp.                                                                                         360,542,309
Automotive - Cars and Light Trucks - 0.4%
         2,344,073    Tata Motors, Ltd.                                                                                   40,033,791
Automotive - Truck Parts and Equipment - Original - 0%
           144,600    TI Automotive, Ltd.*, *** ,****                                                                              0
Batteries and Battery Systems - 0.6%
         7,446,500    BYD Company, Ltd.                                                                                   53,909,637
Beverage - Wine and Spirits- 0.6%
         7,121,111    C&C Group PLC                                                                                       58,536,660
Broadcast Services and Programming - 0.4%
         1,558,060    Grupo Televisa S.A. (ADR)                                                                           39,341,015
Building - Residential and Commercial - 1.3%
         2,748,390    Gafisa S.A.                                                                                         43,765,845
         2,255,600    MRV Engenharia e Participacoes S.A.*                                                                37,008,464
         1,609,500    Rossi Residencial S.A.                                                                              40,850,688
                                                                                                                         121,624,997
Casino Hotels - 0.6%
         4,234,489    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                      56,149,324
Commercial Banks - 2.3%
         1,323,237    Anglo Irish Bank Corporation PLC                                                                    24,467,998
         1,973,525    Banca Generali S.P.A. (144A)                                                                        26,904,224
        25,111,867    Banco de Oro                                                                                        36,700,099
           495,960    Banco de Oro-EPCI, Inc. (GDR)                                                                       14,494,619
         1,099,530    Banco Macro Bansud S.A. (ADR)                                                                       31,171,676
           765,810    Julius Baer Holding, Ltd.                                                                           53,508,460
         2,834,764    Punjab National Bank, Ltd.                                                                          35,947,591
                                                                                                                         223,194,667
Commercial Services - 0.7%
         6,769,800    Park24 Company, Ltd.#                                                                               68,154,858
Computers - 0.4%
         3,488,000    Foxconn Technology Company, Ltd.                                                                    38,923,592
Computers - Peripheral Equipment - 0.6%
         2,017,099    Logitech International S.A.*                                                                        54,282,338
Cosmetics and Toiletries - 1.0%
           704,680    LG Household & Health Care, Ltd.                                                                    93,541,027
Dental Supplies and Equipment - 0.4%
           861,873    Osstem Implant Company, Ltd.*,**                                                                    36,172,276
Distribution/Wholesale - 4.6%
       125,572,110    Li & Fung, Ltd.                                                                                    437,836,834
Diversified Financial Services - 0.1%
           494,156    Reliance Capital, Ltd.                                                                              14,538,766
Diversified Operations - 1.5%
         4,329,428    Max India, Ltd.*                                                                                    22,841,356
        61,128,510    Melco International Development, Ltd.***,****                                                       88,343,018
        88,157,621    Polytec Asset Holdings, Ltd.ss                                                                      29,044,001
                                                                                                                         140,228,375
Electric - Distribution - 0.3%
         2,780,900    Equatorial Energia S.A.                                                                             29,724,163
Electric Products - Miscellaneous - 3.3%
        18,027,000    Sharp Corp.#                                                                                       311,834,083
Electronic Components - Semiconductors - 7.2%
        83,905,927    ARM Holdings PLC**                                                                                 249,095,876
           560,206    Samsung Electronics Company, Ltd.                                                                  368,791,565
         3,867,338    Silicon-On-Insulator Technologies (SOITEC)*                                                         67,808,262
                                                                                                                         685,695,703
Energy - Alternate Sources - 1.6%
         1,034,765    SunPower Corp. - Class A*,#,**                                                                      72,981,975
         1,882,270    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                       75,911,950
                                                                                                                         148,893,925
Enterprise Software/Services - 1.9%
         3,414,917    SAP A.G.                                                                                           182,361,133
Finance - Commercial - 0.1%
           902,000    Banco Compartamos S.A.*                                                                              5,003,992
Finance - Mortgage Loan Banker - 0.8%
         1,619,890    Housing Development Finance Corporation, Ltd.                                                       80,313,783
Finance - Other Services - 1.5%
        22,203,644    IG Group Holdings PLC**                                                                            147,796,106
Gambling - Non-Hotel - 0.2%
         1,206,100    Great Canadian Gaming Corp.*                                                                        14,980,151
Hotels and Motels - 0.3%
         4,121,050    Kingdom Hotel Investments (ADR)*                                                                    33,603,236
Insurance Brokers - 0.2%
         1,354,044    Eurodekania, Ltd.*,****,ss,**                                                                       18,525,455
Internet Connectivity Services - 0.4%
           965,304    NDS Group PLC (ADR)*,**                                                                             42,203,091
Investment Companies - 1.5%
         1,767,200    Bradespar S.A.                                                                                      74,505,219
         7,909,060    SM Investments Corp.                                                                                70,886,028
                                                                                                                         145,391,247
Investment Management and Advisory Services - 0.2%
         2,602,432    Bluebay Asset Management*                                                                           20,078,438
Medical - Biomedical and Genetic - 1.4%
         2,168,395    Celgene Corp.*,#                                                                                   131,318,001
Medical - Drugs - 2.8%
           568,460    Roche Holding A.G.                                                                                 100,668,987
         2,593,300    Takeda Pharmaceutical Company, Ltd.                                                                169,320,089
                                                                                                                         269,989,076
Multimedia - 1.7%
        10,080,402    Publishing & Broadcasting, Ltd.                                                                    157,707,819
Non-Hazardous Waste Disposal - 0%
           466,640    China Water Affairs Group, Ltd.*                                                                       306,485
Oil and Gas Drilling - 1.7%
         5,444,742    Nabors Industries, Ltd.*                                                                           159,204,256
Oil Companies - Exploration and Production - 1.5%
         1,620,217    Niko Resources, Ltd.                                                                               146,925,190
Oil Companies - Integrated - 0.5%
           594,680    Lukoil (ADR)                                                                                        47,180,520
Oil Field Machinery and Equipment - 0.7%
         5,817,040    Wellstream Holdings PLC*,**                                                                         64,183,916
Oil Refining and Marketing - 5.1%
           536,200    Petroplus Holdings A.G.*                                                                            51,348,912
         9,253,027    Reliance Industries, Ltd.                                                                          431,735,168
                                                                                                                         483,084,080
Petrochemicals - 0.3%
           665,365    LG Petrochemical Company, Ltd.                                                                      31,366,851
Public Thoroughfares - 2.2%
         8,729,402    Companhia de Concessoes Rodoviarias                                                                157,873,643
         2,903,400    Obrascon Huarte Lain Brasil S.A.                                                                    53,957,946
                                                                                                                         211,831,589
Real Estate Management/Services - 1.6%
           827,100    Daito Trust Construction Company, Ltd.                                                              41,060,295
         1,265,831    IVG Immobilien A.G.                                                                                 46,276,075
           257,787    Orco Property Group                                                                                 36,957,204
         2,651,200    Sao Carlos Empreendimentos e Participacoes S.A.*                                                    30,815,466
                                                                                                                         155,109,040
Real Estate Operating/Development - 7.9%
         3,235,065    Ablon Group*                                                                                        19,081,466
       137,368,440    Ayala Land, Inc.                                                                                    50,428,660
         4,247,945    Brascan Residential Properties S.A.                                                                 32,096,988
         9,180,000    CapitaLand, Ltd.                                                                                    44,782,117
       127,225,000    China Overseas Land & Investment, Ltd.                                                             268,967,982
        14,866,500    Cyrela Brazil Realty S.A.                                                                          174,059,536
        25,007,000    Hang Lung Properties, Ltd.                                                                          91,529,706
           966,880    Iguatemi Empresa de Shopping Centers S.A.                                                           16,428,694
         2,992,955    PDG Realty S.A. Empreendimentos e Participacoes                                                     34,485,809
         1,584,880    Rodobens Negocios Imobiliarios S.A.                                                                 19,187,205
                                                                                                                         751,048,163
Recreational Centers - 0.8%
         6,309,674    Orascom Hotels & Development*                                                                       73,609,602
Retail - Consumer Electronics - 0.8%
           745,000    Yamada Denki Company, Ltd.                                                                          74,570,327
Retail - Major Department Stores - 1.2%
         3,720,397    Arcandor A.G.*                                                                                     113,966,104
Semiconductor Components/Integrated Circuits - 4.5%
         5,783,139    Actions Semiconductor Company, Ltd. (ADR)*,#,**                                                     29,956,660
         5,060,075    Marvell Technology Group, Ltd.*                                                                     91,081,350
       152,349,579    Taiwan Semiconductor Manufacturing Company, Ltd.                                                   300,351,699
         1,883,360    Vimicro International Corp. (ADR)*,#,**                                                              9,812,306
                                                                                                                         431,202,015
Semiconductor Equipment - 1.8%
         5,981,673    ASML Holding N.V.*                                                                                 175,500,108
Sugar - 1.5%
         5,807,259    Bajaj Hindusthan, Ltd.                                                                              22,011,750
         1,009,400    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                  3,825,528
        13,335,458    Balrampur Chini Mills, Ltd.**                                                                       22,513,193
         5,048,700    Cosan S.A. Industria e Comercio*                                                                    84,980,508
           456,173    Shree Renuka Sugars, Ltd                                                                             6,983,385
                                                                                                                         140,314,364
Telecommunication Services - 3.4%
         6,626,480    Amdocs, Ltd. (U.S. Shares)*                                                                        239,812,311
         6,314,808    Reliance Communications, Ltd.                                                                       86,776,305
                                                                                                                         326,588,616
Telephone - Integrated - 0.2%
         1,188,890    GVT Holdings S.A.*                                                                                  22,726,087
Transportation - Marine - 0.1%
           738,310    Star Asia Financial, Ltd. (144A)*,(8),ss.                                                            8,121,410
Wireless Equipment - 0.8%
        21,696,171    Telefonaktiebolaget L.M. Ericsson - Class B                                                         81,287,600
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,709,482,672)                                                                               9,001,155,241
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0%
            16,212    Brazil Bovespa Stock Index, expires
                          August 2007, exercise price $19,781.36
                          (premiums paid $12,186,398)                                                                         60,001
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.6%
        48,564,490    Janus Institutional Cash Management
                          Fund - Institutional Shares, 5.35%                                                              48,564,490
       106,483,350    Janus Institutional Money Market
                          Fund - Institutional Shares, 5.27%                                                             106,483,350
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $155,047,840)                                                                                  155,047,840
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.1%
       386,539,282    Allianz Dresdner Daily Asset Fund##
                          (cost $386,539,282)                                                                            386,539,282
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,263,256,192) - 100%                                                                $  9,542,802,364
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

                                                                                                                   % of Investment
Country                                                                               Value                             Securities
-----------------------------------------------------------------------------------------------------------------------------------
Argentina                                                                        31,171,676                                   0.3%
Australia                                                                       157,707,819                                   1.7%
Bermuda                                                                       1,310,092,280                                  13.7%
Brazil                                                                        1,016,193,956                                  10.6%
Canada                                                                          405,346,550                                   4.2%
Cayman Islands                                                                  283,128,688                                   3.0%
China                                                                            53,909,637                                   0.6%
Egypt                                                                            73,609,602                                   0.8%
France                                                                           67,808,262                                   0.7%
Germany                                                                         342,603,312                                   3.6%
Hong Kong                                                                       505,296,515                                   5.3%
Hungary                                                                          19,081,466                                   0.2%
India                                                                           812,876,075                                   8.5%
Ireland                                                                          83,004,658                                   0.9%
Italy                                                                            26,904,224                                   0.3%
Japan                                                                         1,025,481,961                                  10.7%
Luxembourg                                                                       36,957,204                                   0.4%
Mexico                                                                           44,345,007                                   0.5%
Netherlands                                                                     175,500,108                                   1.8%
Philippines                                                                     172,509,406                                   1.8%
Russia                                                                           47,180,520                                   0.5%
Singapore                                                                        44,782,117                                   0.5%
South Korea                                                                     529,871,719                                   5.6%
Sweden                                                                           81,287,600                                   0.8%
Switzerland                                                                     259,808,697                                   2.7%
Taiwan                                                                          339,275,291                                   3.6%
United Kingdom                                                                  842,999,505                                   8.8%
United States####                                                                 754,068,509                                 7.9%
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                        $9,542,802,364                                 100.0%

####   Includes Short-Term Securities and Other Securities (2.2% excluding
Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amdended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR                 American Depositary Receipt

GDR                 Global Depositary Receipt

PLC                 Public Limited Company

U.S. Shares         Securities of foreign companies trading on an American Stock
                    Exchange.


*                   Non-income-producing security.
***                 Security is illiquid.
#                   Loaned security; a portion or all of the security is on loan as of July 31, 2007
##                   The security is purchased with the cash collateral received from securities on loan.




**** Schedule of Fair Valued Securities (as of July 31, 2007)

                                                                                                                     Value as a % of
                                                                            Value                              Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
Eurodekania, Ltd.                                                      $     18,525,455                                         0.2%
Melco International Development, Ltd.                                        88,343,018                                         0.9%
Star Asia Financial, Ltd. (144A)                                              8,121,410                                         0.1%
TI Automotive, Ltd.                                                                   -                                         0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                       $    114,989,883                                         1.2%
------------------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss  Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                    Value as a %
                                       Acquisition          Acquisition                             of Investment
                                          Date                  Cost                  Value          Securities
----------------------------------- ------------------ ----------------------- -------------------- -------------
Janus Overseas Fund
Eurodekania, Ltd.****                    3/8/07         $       17,754,225      $       18,525,455           0.2%

Polytec Asset Holdings, Ltd.             5/5/06                 22,750,354              29,044,001           0.3%

Star Asia Financial, Ltd. (144A)****2/22/07 - 6/22/07            7,663,913               8,121,410           0.1%
----------------------------------- ------------------ ----------------------- -------------------- -------------
                                                        $       48,168,492      $       55,690,866           0.6%
----------------------------------- ------------------ ----------------------- -------------------- -------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.


** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                             Purchases                   Sales          Realized      Dividend         Value
                                        Shares        Cost       Shares      Cost     Gain/(Loss)      Income        at 7/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
Actions Semiconductor
   Company, Ltd. (ADR)                  1,680,624    $13,922,491        -    $   -     $      -       $        -      $ 29,956,660

ARM Holdings PLC                       47,962,908    119,527,829        -        -            -          874,223       249,095,876

Balrampur Chini Mills, Ltd.                     -              -        -        -            -          448,351        22,513,193
BrasilAgro - Companhia Brasileira de
   Propriedades Agricolas                       -              -        -        -            -                -        22,832,263
Chaoda Modern Agriculture
   Holdings, Ltd.                      18,901,705     12,383,052        -        -            -        1,790,212       104,800,535

Eurodekania, Ltd.                       1,354,044     17,754,225        -        -            -                -        18,525,455

IG Group Holdings PLC                   4,527,793     26,881,216        -        -            -          693,742       147,796,106

NDS Group PLC (ADR)                       965,304     46,052,833        -        -            -                -        42,203,091

Osstem Implant Company, Ltd.              892,265     43,742,572   30,392   1,724,879    (378,411)             -        36,172,276

SunPower Corp. - Class A                1,034,765     39,112,408        -        -            -                -        72,981,975

Vimicro International Corp. (ADR)       1,500,600     15,562,001        -        -            -                -         9,812,306

Wellstream Holdings PLC                 5,817,040     40,499,732        -        -            -                -        64,183,916
-----------------------------------------------------------------------------------------------------------------------------------
                                                   $ 375,438,359           $1,724,879   $(378,411)   $ 3,806,528     $ 820,873,652
-----------------------------------------------------------------------------------------------------------------------------------

Janus Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.1%
Advertising Sales - 0.6%
           469,375    Lamar Advertising Co.                                                                           $   27,941,894
Aerospace and Defense - 3.2%
         3,137,320    BAE Systems PLC**                                                                                   26,500,123
           589,820    Boeing Co.                                                                                          61,005,082
         1,199,550    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                51,856,546
                                                                                                                         139,361,751
Agricultural Chemicals - 1.1%
           289,465    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)**                                            23,371,404
           138,883    Syngenta A.G.**                                                                                     26,218,245
                                                                                                                          49,589,649
Agricultural Operations - 1.0%
           484,375    Bunge, Ltd.                                                                                         43,889,219
Apparel Manufacturers - 0.7%
         2,180,000    Esprit Holdings, Ltd.                                                                               29,527,821
Applications Software - 1.6%
           709,285    Infosys Technologies, Ltd.                                                                          34,475,976
         1,744,855    Red Hat, Inc.*                                                                                      36,327,881
                                                                                                                          70,803,857
Athletic Footwear - 0.9%
           741,825    NIKE, Inc. - Class B                                                                                41,876,021
Audio and Video Products - 0.8%
           646,700    Sony Corp.**                                                                                        34,214,168
Automotive - Cars and Light Trucks - 1.2%
           429,081    BMW A.G.**                                                                                          26,577,234
         1,471,185    Tata Motors, Ltd. (ADR)                                                                             25,230,823
                                                                                                                          51,808,057
Beverages - Non-Alcoholic - 0.7%
           602,795    Coca-Cola Co.                                                                                       31,411,647
Brewery - 0.6%
           342,153    Interbrew S.A.**                                                                                    27,410,732
Building - Residential and Commercial - 1.2%
            88,620    NVR, Inc.*                                                                                          51,264,898
Building and Construction Products - Miscellaneous - 0.6%
           633,470    USG Corp.*                                                                                          26,295,340
Casino Hotels - 0.5%
         1,739,350    Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                        23,063,781
Casino Services - 1.1%
           792,030    International Game Technology                                                                       27,974,500
           611,400    Scientific Games Corp. - Class A*                                                                   20,977,134
                                                                                                                          48,951,634
Cellular Telecommunications - 0.8%
           615,275    America Movil S.A. de C.V. - Series L (ADR)                                                         36,842,667
Commercial Banks - 0.3%
           235,320    SVB Financial Group*                                                                                12,396,658
Commercial Services - 0.3%
         1,454,700    Park24 Company, Ltd.**                                                                              14,645,170
Computers - 2.6%
           618,830    Apple, Inc.*,**                                                                                     81,537,041
           734,235    Hewlett-Packard Co.                                                                                 33,796,837
                                                                                                                         115,333,878
Computers - Memory Devices - 1.8%
         4,245,520    EMC Corp.*                                                                                          78,584,575
Consumer Products - Miscellaneous - 0.9%
           603,215    Kimberly-Clark Corp.                                                                                40,578,273
Containers - Metal and Glass - 4.0%
         1,094,313    Ball Corp.                                                                                          56,105,428
         3,073,985    Owens-Illinois, Inc.*                                                                              122,897,919
                                                                                                                         179,003,347
Cosmetics and Toiletries - 2.4%
         1,913,230    Avon Products, Inc.                                                                                 68,895,413
           627,170    Procter & Gamble Co.                                                                                38,796,736
                                                                                                                         107,692,149
Data Processing and Management - 2.4%
           864,410    NAVTEQ Corp.*                                                                                       46,790,513
         1,385,240    Paychex, Inc.                                                                                       57,321,232
                                                                                                                         104,111,745
Diversified Operations - 2.3%
         2,605,340    General Electric Co.                                                                               100,982,978
Drug Delivery Systems - 0.9%
           997,845    Hospira, Inc.*                                                                                      38,586,666
Electric - Generation - 1.7%
         3,709,575    AES Corp.*                                                                                          72,893,149
Electronic Components - Semiconductors - 4.7%
        16,166,516    ARM Holdings PLC**                                                                                  47,994,374
         1,220,120    Microsemi Corp.*                                                                                    28,440,997
            52,185    Samsung Electronics Company, Ltd.**                                                                 34,354,127
         1,480,475    SiRF Technology Holdings, Inc.*                                                                     34,702,334
         1,765,240    Texas Instruments, Inc.                                                                             62,118,795
                                                                                                                         207,610,627
Electronic Forms - 1.0%
         1,109,465    Adobe Systems, Inc.*                                                                                44,700,345
Energy - Alternate Sources - 1.4%
         1,685,728    JA Solar Holdings Company, Ltd. (ADR)*                                                              61,765,074
Enterprise Software/Services - 0.5%
         1,223,730    Oracle Corp.*                                                                                       23,397,718
Entertainment Software - 1.0%
           930,264    Electronic Arts, Inc.*                                                                              45,248,041
Finance - Credit Card - 0.8%
           615,570    American Express Co.                                                                                36,035,468
Finance - Investment Bankers/Brokers - 2.3%
           692,185    JP Morgan Chase & Co.                                                                               30,463,062
           374,160    Merrill Lynch & Company, Inc.                                                                       27,762,672
         1,302,100    optionsXpress Holdings, Inc.                                                                        32,565,521
           217,525    UBS A.G. (U.S. Shares)**                                                                            11,979,102
                                                                                                                         102,770,357
Finance - Mortgage Loan Banker - 0.7%
           534,460    Fannie Mae                                                                                          31,982,086
Food - Diversified - 0.5%
            55,519    Nestle S.A.**                                                                                       21,210,381
Food - Retail - 0.4%
         2,085,897    Tesco PLC**                                                                                         17,127,045
Independent Power Producer - 1.0%
         1,122,002    NRG Energy, Inc.*                                                                                   43,253,177
Industrial Automation and Robotics - 1.3%
           827,515    Rockwell Automation, Inc.                                                                           57,917,775
Internet Infrastructure Software - 0.4%
           491,940    Akamai Technologies, Inc.*                                                                          16,706,282
Investment Management and Advisory Services - 0.7%
           654,320    National Financial Partners Corp.                                                                   30,334,275
Medical - Biomedical and Genetic - 2.6%
         1,142,432    Celgene Corp.*                                                                                      69,185,681
           747,365    Genzyme Corp.*                                                                                      47,136,311
                                                                                                                         116,321,992
Medical - Drugs - 3.4%
           847,040    Merck & Company, Inc.                                                                               42,055,536
           817,103    Novartis A.G.**                                                                                     44,139,610
           359,246    Roche Holding A.G.**                                                                                63,619,129
                                                                                                                         149,814,275
Medical - HMO - 1.4%
         1,112,272    Coventry Health Care, Inc.*                                                                         62,075,900
Medical Instruments - 1.6%
           152,460    Intuitive Surgical, Inc.*                                                                           32,414,521
           895,950    St. Jude Medical, Inc.*                                                                             38,651,283
                                                                                                                          71,065,804
Medical Products - 0.7%
            96,346    Nobel Biocare Holding A.G.**                                                                        29,008,912
Multimedia - 0.9%
         1,836,250    News Corporation, Inc. - Class A                                                                    38,781,600
Oil - Field Services - 0.9%
         1,568,645    BJ Services Co.                                                                                     41,020,067
Oil and Gas Drilling - 0.6%
           971,415    Nabors Industries, Ltd.*                                                                            28,404,175
Oil Companies - Exploration and Production - 2.7%
           599,311    Apache Corp.                                                                                        48,448,301
           484,905    EnCana Corp.**                                                                                      29,681,568
           575,279    EOG Resources, Inc.                                                                                 40,327,058
                                                                                                                         118,456,927
Oil Refining and Marketing - 2.2%
         1,140,123    Reliance Industries, Ltd.                                                                           53,196,775
           656,010    Valero Energy Corp.                                                                                 43,959,230
                                                                                                                          97,156,005
Optical Supplies - 1.0%
           313,525    Alcon, Inc. (U.S. Shares)**                                                                         42,796,163
Pharmacy Services - 1.0%
           869,830    Express Scripts, Inc. - Class A*                                                                    43,604,578
Real Estate Operating/Development - 1.7%
         6,658,000    CapitaLand, Ltd.                                                                                    32,479,230
         9,246,000    Hang Lung Properties, Ltd.                                                                          33,841,871
           187,380    St. Joe Co.                                                                                          7,596,385
                                                                                                                          73,917,486
Reinsurance - 0.7%
             8,541    Berkshire Hathaway, Inc. - Class B*                                                                 30,781,764
REIT - Mortgages - 0.5%
         1,124,390    CapitalSource, Inc.                                                                                 21,363,410
Respiratory Products - 1.0%
         1,013,770    Respironics, Inc.*                                                                                  46,379,978
Retail - Apparel and Shoe - 2.2%
           534,345    Abercrombie & Fitch Co. - Class A                                                                   37,350,715
           416,408    Industria de Diseno Textil S.A.**                                                                   24,961,931
           775,240    Nordstrom, Inc.                                                                                     36,885,919
                                                                                                                          99,198,565
Retail - Computer Equipment - 0.8%
           868,850    GameStop Corp. - Class A*                                                                           35,058,098
Retail - Consumer Electronics - 1.2%
           739,110    Best Buy Company, Inc.                                                                              32,956,915
           193,300    Yamada Denki Company, Ltd.**                                                                        19,348,247
                                                                                                                          52,305,162
Retail - Drug Store - 1.3%
         1,686,130    CVS/Caremark Corp.                                                                                  59,334,915
Retail - Major Department Stores - 0.6%
           389,285    J.C. Penney Company, Inc.                                                                           26,486,951
Retail - Restaurants - 0.7%
           352,590    Chipotle Mexican Grill, Inc. - Class A*                                                             31,147,801
Semiconductor Components/Integrated Circuits - 1.8%
         3,182,410    Cypress Semiconductor Corp.*                                                                        79,751,195
Semiconductor Equipment - 1.4%
         1,109,945    KLA-Tencor Corp.                                                                                    63,033,777
Soap and Cleaning Preparations - 0.5%
           397,895    Reckitt Benckiser PLC**                                                                             21,303,032
Telecommunication Equipment - 0.7%
           593,875    CommScope, Inc.*                                                                                    32,324,616
Telecommunication Equipment - Fiber Optics - 1.0%
         1,775,815    Corning, Inc.*                                                                                      42,335,430
Telecommunication Services - 2.1%
           920,940    Amdocs, Ltd. (U.S. Shares)*,**                                                                      33,328,819
           760,805    SAVVIS, Inc.*                                                                                       28,575,836
         1,504,604    Time Warner Telecom, Inc. - Class A*                                                                29,415,008
                                                                                                                          91,319,663
Television - 0.9%
         2,922,316    British Sky Broadcasting Group PLC**,#                                                              39,243,124
Therapeutics - 2.3%
           931,910    Amylin Pharmaceuticals, Inc.*                                                                       43,343,134
         1,038,726    Gilead Sciences, Inc.*                                                                              38,671,769
           289,483    United Therapeutics Corp.*                                                                          20,078,541
                                                                                                                         102,093,444
Tobacco - 1.3%
           834,072    Altria Group, Inc.                                                                                  55,440,766
Transportation - Services - 1.8%
           554,485    C.H. Robinson Worldwide, Inc.                                                                       26,975,695
           719,665    United Parcel Service, Inc. - Class B                                                               54,493,034
                                                                                                                          81,468,729
Transportation - Truck - 0%
            13,722    Landstar System, Inc.                                                                                  623,802
Web Portals/Internet Service Providers - 0.5%
           879,121    Yahoo!, Inc.*                                                                                       20,439,563
Wireless Equipment - 2.2%
         1,558,780    Crown Castle International Corp.*                                                                   56,505,775
         1,019,355    QUALCOMM, Inc.                                                                                      42,456,136
                                                                                                                          98,961,911
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,728,696,682)                                                                               4,381,939,955
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.9%
        33,300,333    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                              33,300,333
         7,696,667    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                  7,696,667
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $40,997,000)                                                                                    40,997,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0%
           496,990    Foreign Government Bonds + (cost $496,990)                                                             496,990
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,770,190,672) - 100%                                                                  $4,423,433,945
====================================================================================================================================


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                    $    27,410,732                  0.6%
Bermuda                                        101,821,215                  2.3%
Brazil                                          51,856,546                  1.2%
Canada                                          53,052,972                  1.2%
China                                           61,765,074                  1.4%
Germany                                         26,577,234                  0.6%
Hong Kong                                       56,905,652                  1.3%
India                                          112,903,574                  2.6%
Japan                                           68,207,585                  1.5%
Mexico                                          36,842,667                  0.8%
Singapore                                       32,479,230                  0.7%
South Korea                                     34,354,127                  0.8%
Spain                                           24,961,931                  0.6%
Switzerland                                    238,971,542                  5.4%
United Kingdom                                 185,496,517                  4.2%
United States ++                             3,309,827,347                 74.8%
--------------------------------------------------------------------------------
                              Total        $ 4,423,433,945                100.0%
                                             =============                ======

++ Includes Short-Term Securities and Other Securities (73.9% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of July 31, 2007 (unaudited)

Currency Sold and                                       Currency         Currency     Unrealized
Settlement Date                                       Units Sold   Value in U.S.$    Gain/(Loss)
-------------------------------------------------------------------------------------------------
British Pound 10/17/07                                30,500,000      $61,864,374   $(1,641,112)
British Pound 11/29/07                                 7,000,000       14,183,368      (278,568)
Canadian Dollar  11/29/07                             11,250,000       10,570,276        88,180
Euro 10/17/07                                          4,500,000        6,170,877      (178,384)
Euro 10/18/07                                         32,000,000       43,882,952      (267,592)
Japanese Yen 10/18/07                              3,350,000,000       28,572,139        42,241
South Korean Won  10/17/07                        20,650,000,000       22,543,668      (662,873)
Swiss Franc  11/29/07                                 34,300,000       28,798,708      (293,289)
-------------------------------------------------------------------------------------------------
Total                                                                $216,586,362   $(3,191,397)


Schedule of Written Options-Calls                                       Value
--------------------------------------------------------------------------------
           Apple, Inc.
             expires August 2007
             1,879 contracts
             exercise price $125.00.................................$(1,822,630)
--------------------------------------------------------------------------------
Total Written Options-Calls
--------------------------------------------------------------------------------
           (Premiums received $1,142,414).......................... $(1,822,630)

--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR                     American Depositary Receipt

PLC                     Public Limited Company

REIT                    Real Estate Investment Trust

U.S. Shares             Securities of foreign companies trading on an American
                        Stock Exchange.


*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Fund                                              $   683,293,355

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 23.4%
Apparel Manufacturers - 0.8%
       $ 1,690,000    Hanesbrands, Inc., 7.78406%, company guaranteed notes, due 12/15/14                                $ 1,656,200
Auction House - Art Dealer - 0.8%
         1,693,958    Adesa, Inc., 7.61%, bank loan, due 10/20/13 *                                                        1,555,613
Automotive - Cars and Light Trucks - 0.2%
           457,700    General Motors Corp., 7.725%, bank loan, due 11/29/13 *                                                436,531
Automotive - Truck Parts and Equipment - Original - 0.4%
           840,000    Visteon Corp., 8.25%, senior unsecured notes, due 8/1/10                                               743,400
Cable Television - 0.7%
         1,365,000    Comcast Corp., 5.66%, company guaranteed notes, due 7/14/09 *                                        1,362,422
Casino Hotels - 0.6%
            30,938    Green Valley Ranch Gaming, 7.32%, bank loan, due 2/16/14 *                                              29,836
           762,000    Green Valley Ranch Gaming, 7.36%, bank loan, due 2/16/14 *                                             734,857
           420,000    Seminole Hard Rock Entertainment, 7.8475%, secured notes, due 3/15/14 (144A) *                         411,600
                                                                                                                           1,176,293
Chemicals - Diversified - 0.4%
           758,094    Georgia Gulf Corp., 7.82%, bank loan, due 10/3/13 *                                                    727,770
Consumer Products - Miscellaneous - 0.4%
           840,000    Central Garden & Pet Co., 9.125%, company guaranteed notes, due 2/1/13                                 816,900
Diversified Operations - Commercial Services - 0.8%
         1,685,000    Aramark Corp., 8.86%, senior notes, due 2/1/15 (144A) *                                              1,567,050
Educational Software - 0.6%
         1,358,151    Riverdeep Interactive Learning, 8.10%, bank loan, due 12/20/13 *                                     1,324,197
Electric - Integrated - 1.6%
         3,370,000    TXU Energy Company LLC, 5.85%, senior unsecured notes, due 9/16/08 (144A) *                          3,371,709
Electronic Components - Semiconductors - 0.4%
           810,000    National Semiconductor Corporation, 5.61%, senior unsecured notes, due 6/15/10                         810,092
Finance - Auto Loans - 2.3%
         1,685,000    Ford Motor Credit Company, 9.75%, senior unsecured notes, due 9/15/10 *                              1,701,614
         3,290,000    General Motors Acceptance Corp., 6.61%, unsubordinated notes, due 5/15/09 *                          3,163,987
                                                                                                                           4,865,601
Independent Power Producer - 0.3%
           760,000    LS Power General Finance Company LLC, 0%, bank loan, due 5/4/14 *                                      703,000
Insurance Brokers - 0.2%
           340,000    U.S.I. Holdings Corporation, 8.11%, bank loan, due 5/5/14 *                                            329,800
Machinery - Electrical - 0.3%
           694,329    Baldor Electric Co., 7.125%, bank loan, due 1/31/14 *                                                  671,069
Medical - Hospitals - 1.2%
         2,561,785    HCA, Inc., 7.60%, bank loan, due 11/18/13 *                                                          2,436,898
Medical Products - 0.6%
           900,000    Cardinal Health 409, Inc., 7.61%, bank loan 4/10/14 *                                                  837,000
           335,000    Universal Hospital Services, Inc., 8.75938%, secured notes, 6/1/15 (144A) *                            312,388
                                                                                                                           1,149,388
Metal - Diversified - 0.6%
         1,280,000    Freeport-McMoRan Copper & Gold, Inc., 8.56438%, senior unsecured notes, due 4/1/15 *                 1,318,400
Multimedia - 0.3%
           750,000    Local TV On Satellite LLC, 7.36%, bank loan, due 5/7/13 *                                              705,000
Office Automation and Equipment - 0.8%
         1,640,000    Xerox Corp., 6.10%, senior unsecured notes, due 12/18/09 *                                           1,660,398
Oil Refining and Marketing - 0.9%
         1,815,000    Enterprise Products Operating L.P., 4.00%, company guaranteed notes, due
                      10/15/07                                                                                             1,808,834
Publishing - Periodicals - 0.4%
           913,410    Idearc Inc., 7.35%, bank loan, due 11/17/14 *                                                          876,015
Reinsurance - 1.8%
         3,823,000    Berkshire Hathaway, Inc., 3.375%, notes, due 10/15/08                                                3,740,014
Rental Auto/Equipment - 0.3%
           760,000    Neff Corp., 8.89594%, bank loan, due 11/30/14 *                                                        710,600
Resorts and Theme Parks - 0.8%
         1,730,000    Six Flags Theme Parks, 7.61%, bank loan, due 4/30/15 *                                               1,601,980
Retail - Computer Equipment - 0.4%
           834,000    GameStop Corp., 9.235%, company guaranteed notes, due 10/1/11 *                                        859,020
Retail - Restaurants - 1.2%
         1,260,000    Denny's Holdings, Inc., 10.00%, company guaranteed notes, due 10/1/12                                1,278,900
            26,617    OSI Restaurant Partners, Inc., 7.43%, bank loan, due 5/9/13 *                                           25,397
           343,451    OSI Restaurant Partners, Inc., 7.625%, bank loan, 5/9/14 *                                             326,564
             2,063    Sbarro, Inc., 7.82%, bank loan, due 1/31/14 *                                                            1,990
           820,875    Sbarro, Inc., 7.84813%, bank loan, due 1/31/14 *                                                       792,144
                                                                                                                           2,424,995
Rubber - Tires - 0.1%
           305,000    Goodyear Tire & Rubber Co., 9.14%, senior notes, due 12/1/09 (144A) *                                  303,475
Satellite Telecommunications - 0.9%
         1,110,000    INTELSAT Bermuda, Ltd., 7.855%, bank loan, due 2/1/14 *                                              1,072,071
           820,000    INTELSAT Bermuda, Ltd., 8.87188%, company guaranteed notes, due 1/15/15                                824,100
                                                                                                                           1,896,171
Special Purpose Entity - 1.3%
         1,685,000    KAR Holdings, Inc., 9.35813%, senior notes, due 5/1/14 (144A) *                                      1,516,500
         1,126,667    Wimar Opco LLC, 7.61%, bank loan, due 1/3/12 *                                                       1,088,169
                                                                                                                           2,604,669
Specified Purpose Acquisition Company - 0.2%
           465,536    Solar Capital Corp., 7.35563%, bank loan, due 2/28/14 *                                                443,227
Telecommunication Services - 0.4%
           880,000    Verizon Communications Inc., 4.00%, senior unsecured notes, due 1/15/08                                874,496
Wire and Cable Products - 0.4%
           840,000    General Cable Corp., 7.725%, company guaranteed notes, due 4/1/15 (144A)                               819,000
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $50,182,014)                                                                                  48,350,227
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 53.9%
             2,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                                 1,982
             1,000    U.S. Treasury Notes, 5.00%, due 7/31/08#                                                                 1,002
           410,000    U.S. Treasury Notes, 4.875%, due 8/31/08                                                               410,481
         1,860,000    U.S. Treasury Notes, 4.625%, due 9/30/08#                                                            1,857,530
         6,107,000    U.S. Treasury Notes, 4.875%, due 10/31/08#                                                           6,116,539
         3,010,000    U.S. Treasury Notes, 4.375%, due 11/15/08#                                                           2,996,127
        14,712,000    U.S. Treasury Bonds, 4.75%, due 12/31/08#                                                           14,723,490
        16,398,000    U.S. Treasury Bonds, 4.875%, due 1/31/09#                                                           16,444,111
        12,768,000    U.S. Treasury Notes, 4.50%, due 2/15/09#                                                            12,742,068
         4,130,000    U.S. Treasury Notes, 4.75%, due 2/28/09#                                                             4,136,451
           845,000    U.S. Treasury Notes, 4.50%, due 3/31/09#                                                               842,953
        18,160,000    U.S. Treasury Notes, 4.875%, due 5/31/09#                                                           18,246,551
         2,692,000    U.S. Treasury Notes, 4.00%, due 6/15/09#                                                             2,664,660
         2,468,000    U.S. Treasury Notes, 3.50%, due 8/15/09#                                                             2,416,905
        21,480,000    U.S. Treasury Bonds, 4.625%, due 11/15/09#                                                          21,505,174
         4,983,000    U.S. Treasury Notes, 4.75%, due 2/15/10#                                                             5,005,967
         1,685,000    U.S. Treasury Notes, 4.50%, due 5/15/10#                                                             1,682,894
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $111,545,247)                                                                      111,794,885
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.2%
         1,218,032    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                               1,218,032
         1,177,342    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                  1,177,342
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $2,395,374)                                                                                      2,395,374
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.9%
        43,320,565    State Street Navigator Securities Lending Prime Portfolio+ (cost $43,320,565)                       43,320,565
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note - 0.6%
       $ 1,147,425    California Infrastructure and Economic Development Bank Industrial Revenue
                      Series B, 5.42%, 4/1/24 (cost $1,147,425)                                                            1,147,425

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $208,590,625) - 100%                                                                      $207,008,476
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)
                                                                 % of Investment
Country                                              Value            Securities
--------------------------------------------------------------------------------
Bermuda                                     $      824,100                  0.4%
United States++                                206,184,376                 99.6%
                           Total            $  207,008,476                100.0%
                                               ===========                ======

++ Includes Short-Term Securities and Other Securities (76.9% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Rate is subject to change. Rate shown reflects current rate.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2007.

Janus Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.3%
Agricultural Chemicals - 2.1%
         1,250,000    UAP Holding Corp.                                                                               $   33,962,500
Apparel Manufacturers - 0.7%
           575,000    Carter's, Inc.*                                                                                     12,172,750
Automotive - Medium and Heavy Duty Trucks - 0.6%
           625,000    A.S.V., Inc.*                                                                                        9,118,750
Building - Heavy Construction - 0.5%
           400,000    Sterling Construction Company, Inc.*                                                                 7,828,000
Building - Mobile Home and Manufactured Homes - 0.3%
           400,000    Monaco Coach Corp.                                                                                   5,580,000
Building and Construction Products - Miscellaneous - 0.3%
           298,000    Trex Company, Inc.*, #                                                                               4,976,600
Chemicals - Plastics - 0.3%
           240,000    Spartech Corp.                                                                                       5,292,000
Chemicals - Specialty - 1.9%
           800,000    Chemtura Corp.                                                                                       8,344,000
           350,000    Ferro Corp.                                                                                          7,822,500
           250,000    Lubrizol Corp.                                                                                      15,665,000
                                                                                                                          31,831,500
Coal - 0.4%
           210,000    Arch Coal, Inc.                                                                                      6,276,900
Commercial Banks - 8.2%
         2,000,000    F.N.B. Corp.                                                                                        30,020,000
         1,250,000    First Charter Corp.                                                                                 23,037,500
         1,750,010    First Financial Bancorp.                                                                            21,402,622
           350,000    First Midwest Bancorp, Inc.                                                                         11,511,500
         1,450,000    Old National Bancorp                                                                                20,880,000
           800,000    South Financial Group, Inc.                                                                         17,248,000
           550,000    Susquehanna Bancshares, Inc.                                                                         9,515,000
                                                                                                                         133,614,622
Commercial Services - 0.4%
           425,000    ICT Group, Inc.*                                                                                     6,710,750
Computer Services - 0.5%
           350,000    SRA International, Inc.*                                                                             8,337,000
Computers - Integrated Systems - 0.1%
           100,000    Jack Henry & Associates, Inc.                                                                        2,402,000
Consulting Services - 1.0%
           150,000    MAXIMUS, Inc.                                                                                        6,268,500
           675,000    Navigant Consulting, Inc.*                                                                          10,631,250
                                                                                                                          16,899,750
Data Processing and Management - 0.7%
           325,000    Global Payments, Inc.                                                                               12,155,000
Decision Support Software - 0.6%
           950,000    Wind River Systems, Inc.*                                                                            9,082,000
Distribution/Wholesale - 1.1%
           500,000    Tech Data Corp.*                                                                                    18,735,000
Diversified Operations - 2.3%
           425,000    A.O. Smith Corp.                                                                                    20,633,750
         1,250,000    Federal Signal Corp.                                                                                16,812,500
                                                                                                                          37,446,250
Electric Products - Miscellaneous - 0.8%
           400,000    Littelfuse, Inc.*                                                                                   13,036,000
Electronic Components - Miscellaneous - 0.5%
           500,000    Vishay Intertechnology, Inc.*                                                                        7,755,000
Electronic Components - Semiconductors - 2.3%
           550,000    DSP Group, Inc.*                                                                                     9,801,000
         1,150,000    QLogic Corp.*                                                                                       15,283,500
           469,800    Semtech Corp.*                                                                                       7,634,250
           205,000    SiRF Technology Holdings, Inc.*                                                                      4,805,200
                                                                                                                          37,523,950
Electronic Measuring Instruments - 0.9%
           700,000    Orbotech, Ltd. (U.S. Shares)*                                                                       15,085,000
Engineering - Research and Development Services - 0.9%
           300,000    URS Corp.*                                                                                          14,778,000
Engines - Internal Combustion - 0.2%
           100,000    Briggs & Stratton Corp.                                                                              2,836,000
Enterprise Software/Services - 0.4%
           100,000    Microstrategy, Inc.*                                                                                 7,311,000
E-Services/Consulting - 0.9%
           700,000    Websense, Inc.*                                                                                     13,972,000
Fiduciary Banks - 0.7%
           450,000    Boston Private Financial Holdings, Inc.                                                             11,470,500
Finance - Investment Bankers/Brokers - 1.3%
           868,571    KBW, Inc.*                                                                                          21,809,818
Food - Retail - 1.4%
           800,000    Ruddick Corp.                                                                                       22,240,000
Footwear and Related Apparel - 2.3%
           350,000    Skechers U.S.A., Inc. - Class A                                                                      7,276,500
         1,100,000    Wolverine World Wide, Inc.                                                                          29,766,000
                                                                                                                          37,042,500
Industrial Automation and Robotics - 0.8%
           600,000    Cognex Corp.                                                                                        12,618,000
Instruments - Scientific - 1.1%
           675,000    PerkinElmer, Inc.                                                                                   18,785,250
Internet Infrastructure Equipment - 0.9%
           525,000    Avocent Corp.*                                                                                      14,358,750
Internet Infrastructure Software - 0.3%
           283,000    RADVision, Ltd.                                                                                      4,836,470
Investment Management and Advisory Services - 2.2%
         1,400,000    Waddell & Reed Financial, Inc. - Class A                                                            35,294,000
Lasers - Systems and Components - 0.6%
           450,000    Electro Scientific Industries, Inc.*                                                                 9,877,500
Machinery - Electrical - 0.3%
           110,000    Regal-Beloit Corp.                                                                                   5,579,200
Machinery - General Industrial - 1.8%
           800,000    Albany International Corp. - Class A                                                                29,984,000
Medical - Generic Drugs - 1.9%
         1,650,000    Perrigo Co.                                                                                         30,772,500
Medical Imaging Systems - 0.3%
           259,100    Vital Images, Inc.*                                                                                  5,049,859
Medical Information Systems - 0.6%
           340,000    Computer Programs and Systems, Inc. **                                                               9,095,000
Medical Instruments - 0.6%
           500,000    AngioDynamics, Inc.*                                                                                 9,385,000
Medical Sterilization Products - 0.9%
           550,000    Steris Corp.                                                                                        15,042,500
Metal Processors and Fabricators - 1.5%
           450,000    Kaydon Corp.                                                                                        23,944,500
Multi-Line Insurance - 2.5%
         2,250,000    Old Republic International Corp.                                                                    41,310,000
Office Furnishings - Original - 1.0%
           400,000    HNI Corp.                                                                                           16,332,000
Oil - U.S. Royalty Trusts - 0%
               600    Hugoton Royalty Trust                                                                                   14,424
Oil Companies - Exploration and Production - 7.4%
           250,000    Bill Barrett Corp.*                                                                                  8,580,000
           750,000    Bois d'Arc Energy, Inc.*                                                                            12,195,000
           512,500    Compton Petroleum Corp.*                                                                             5,092,332
         1,750,000    Edge Petroleum Corp.*, **                                                                           21,717,500
           550,000    Forest Oil Corp.*                                                                                   22,258,500
         1,200,000    Petrohawk Energy Corp.*                                                                             17,988,000
           525,000    Quest Resource Corp.*                                                                                5,360,250
           850,000    St. Mary Land & Exploration Co.                                                                     28,296,500
                                                                                                                         121,488,082
Oil Field Machinery and Equipment - 0.6%
           175,000    Lufkin Industries, Inc.                                                                             10,361,750
Paper and Related Products - 2.6%
         1,417,000    Glatfelter                                                                                          19,030,310
           300,000    Potlatch Corp.                                                                                      13,107,000
           250,000    Rayonier, Inc.                                                                                      10,585,000
                                                                                                                          42,722,310
Physician Practice Management - 0.4%
           250,000    Matria Healthcare, Inc.*                                                                             6,457,500
Pipelines - 2.9%
           250,000    Magellan Midstream Partners L.P.                                                                    11,327,500
           575,000    Regency Energy Partners L.P.                                                                        19,377,500
           350,000    Williams Partners L.P.                                                                              16,915,500
                                                                                                                          47,620,500
Property and Casualty Insurance - 0.6%
           175,000    RLI Corp.                                                                                           10,150,000
Publishing - Books - 0.6%
           300,000    Scholastic Corp.*                                                                                    9,654,000
Publishing - Newspapers - 0.4%
           400,000    Lee Enterprises, Inc.                                                                                7,044,000
Radio - 1.1%
           800,000    Entercom Communications Corp.                                                                       18,064,000
REIT - Manufactured Homes - 1.2%
           425,000    Equity Lifestyle Properties, Inc.                                                                   19,278,000
REIT - Storage - 0.5%
           550,000    U-Store-It Trust                                                                                     7,870,500
REIT - Warehouse and Industrial - 0.8%
           300,000    EastGroup Properties, Inc.                                                                          12,372,000
Resorts and Theme Parks - 0.5%
           300,000    Cedar Fair L.P.                                                                                      8,619,000
Retail - Apparel and Shoe - 1.2%
           800,000    Christopher & Banks Corp.                                                                           11,936,000
           450,000    Foot Locker, Inc.                                                                                    8,352,000
                                                                                                                          20,288,000
Retail - Bedding - 0.4%
           400,000    Select Comfort Corp.*                                                                                6,376,000
Retail - Convenience Stores - 2.7%
         1,800,000    Casey's General Stores, Inc.                                                                        44,874,000
Retail - Discount - 0.7%
           950,000    Tuesday Morning Corp.                                                                               11,077,000
Retail - Mail Order - 0.5%
           250,000    Williams-Sonoma, Inc.                                                                                7,697,500
Retail - Propane Distribution - 0.9%
           400,000    Inergy L.P.                                                                                         14,164,000
Retail - Restaurants - 0.6%
           632,500    Steak n Shake Co.*                                                                                   9,487,500
Rubber - Tires - 0.3%
           200,000    Cooper Tire & Rubber Co.                                                                             4,598,000
Savings/Loan/Thrifts - 4.8%
           600,000    Astoria Financial Corp.                                                                             14,130,000
         1,600,000    Dime Community Bancshares                                                                           17,904,000
         1,100,000    First Niagara Financial Group, Inc.                                                                 14,146,000
         1,100,000    Flushing Financial Corp. **                                                                         16,412,000
         1,100,000    Provident Financial Services, Inc.                                                                  15,510,000
                                                                                                                          78,102,000
Semiconductor Components/Integrated Circuits - 0.4%
         1,310,000    Actions Semiconductor Company, Ltd. (ADR)*                                                           6,785,800
Telecommunication Services - 1.0%
           550,000    Harris Stratex Networks, Inc. - Class A*                                                             9,361,000
           650,000    Premiere Global Services, Inc.*                                                                      7,566,000
                                                                                                                          16,927,000
Transportation - Railroad - 2.7%
         1,300,000    Kansas City Southern*                                                                               44,863,000
Transportation - Truck - 1.6%
           650,000    Celadon Group, Inc.*                                                                                 9,789,000
           800,000    Heartland Express, Inc.                                                                             11,928,000
           250,000    Knight Transportation, Inc.                                                                          4,410,000
                                                                                                                          26,127,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,311,089,194)                                                                               1,462,628,535
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 10.6%
       112,039,828    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                             112,039,828
        61,844,255    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                 61,844,255
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $173,884,083)                                                                                  173,884,083
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.1%
         1,502,337    State Street Navigator Securities Lending Prime Portfolio + (cost $1,502,337)                        1,502,337

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,486,475,614) - 100%                                                                  $1,638,014,955
------------------------------------------------------------------------------------------------------------------------------------


               Summary of Investments by Country -(Long Positions)
                            July 31, 2007 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Canada                                      $     5,092,332                 0.3%
Cayman Islands                                    6,785,800                 0.4%
Israel                                           19,921,470                 1.2%
United States  ++                             1,606,215,353                98.1%
--------------------------------------------------------------------------------
Total                                       $ 1,638,014,955               100.0%
                                              =============               ======

++ Includes Short-Term Securities and Other Securities (87.4% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan at July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                       Purchases                     Sales                       Realized   Dividend           Value
                                          Shares           Cost     Shares           Cost     Gain/(Loss)     Income      at 7/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Computer Programs and Systems, Inc.      340,000    $10,983,541    200,000     $6,818,346     $ (693,506)   $ 72,000   $   9,095,000
------------------------------------------------------------------------------------------------------------------------------------
Edge Petroleum Corp.                     650,000      8,880,692          -              -               -          -      21,717,500
------------------------------------------------------------------------------------------------------------------------------------
Flushing Financial Corp.                       -              -    220,000      3,784,479       (219,906)    462,000      16,412,000
------------------------------------------------------------------------------------------------------------------------------------
                                                   $ 19,864,233              $ 10,602,825     $ (913,412)  $ 534,000   $  47,224,500
------------------------------------------------------------------------------------------------------------------------------------

Janus Smart Portfolio - Conservative

Schedule of Investments (unaudited)

Shares                                                                                         Value
----------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds - 39.3%
           287,781    Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares $     4,144,053
           343,621    Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares        4,020,375
           137,502    Janus Adviser International Equity Fund - Class I Shares*            1,564,767
           108,718    Janus Contrarian Fund                                                2,112,389
            64,731    Janus Growth and Income Fund                                         2,648,149
           144,088    Janus Orion Fund                                                     1,693,027
            61,676    Janus Overseas Fund                                                  3,313,857
            55,953    Janus Research Fund                                                  1,607,545
                                                                                          21,104,162

Fixed-Income Funds - 60.7%
         2,994,118    Janus Flexible Bond Fund                                            27,815,353
           166,638    Janus High-Yield Fund                                                1,551,405
         1,144,947    Janus Short-Term Bond Fund                                           3,274,546
                                                                                          32,641,304

----------------------------------------------------------------------------------------------------
Total Investments (total cost $52,773,030) - 100%                                    $    53,745,466
----------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

* Non-income-producing security.

Janus Smart Portfolio - Growth

Schedule of Investments (unaudited)

Shares                                                                                 Value
--------------------------------------------------------------------------------------------
Mutual Funds (1) - 100.0%
Equity Funds - 79.7%
   1,394,636    Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares  $ 20,082,751
   1,663,658    Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares     19,464,803
   1,142,155    Janus Adviser International Equity Fund - Class I Shares*         12,997,721
     287,149    Janus Growth and Income Fund                                      11,747,253
     666,420    Janus Orion Fund                                                   7,830,437
     399,371    Janus Overseas Fund                                               21,458,179
     413,537    Janus Research Fund                                               11,880,911
     196,400    Janus Twenty Fund                                                 11,954,845
                                                                                 117,416,900
Fixed-Income Funds - 20.3%
         2,763,052    Janus Flexible Bond Fund                                    25,668,758
           460,894    Janus High-Yield Fund                                        4,290,933

                                                                                  29,959,691

--------------------------------------------------------------------------------------------
Total Investments (total cost $138,761,848) - 100%                              $147,376,591
--------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.

* Non-income-producing security.

Janus Smart Portfolio - Moderate

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100%
Equity Funds - 59.4%
           766,959    Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares                                    $ 11,044,207
           832,034    Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares                                        9,734,799
           532,917    Janus Adviser International Equity Fund - Class I Shares*                                            6,064,595
           225,967    Janus Growth and Income Fund                                                                         9,244,307
           279,591    Janus Orion Fund                                                                                     3,285,197
           219,406    Janus Overseas Fund                                                                                 11,788,715
           216,999    Janus Research Fund                                                                                  6,234,397
            68,672    Janus Twenty Fund                                                                                    4,180,064
                                                                                                                          61,576,281
Fixed-Income Funds - 40.6%
         3,756,095    Janus Flexible Bond Fund                                                                            34,894,124
           322,867    Janus High-Yield Fund                                                                                3,005,898
         1,478,483    Janus Short-Term Bond Fund                                                                           4,228,463
                                                                                                                          42,128,485

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $99,414,734) - 100%                                                                       $103,704,766
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio may invest in mutual funds within the Janus family of funds, and they may be deemed to be under common control because they share the same Board of Trustees.


*     Non-income-producing security.

Janus Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Alaska - 3.0%
     $   2,375,000    North Slope Borough, Alaska, General Obligation Refunding Bonds, (MBIA
                      Insured), Series A, Variable Rate, 3.75%, 6/30/10                                                 $  2,375,000
Colorado - 23.2%
           800,000    Arvada, Colorado, Variable Rate, 3.90%, 11/1/20                                                        800,000
           865,000    Aspen Valley Hospital District, Colorado, Variable Rate, 3.75%, 10/15/33                               865,000
         1,540,000    Aurora, Colorado, Centretech Metropolitan District, Series A, Variable Rate, 3.70%, 12/1/28          1,540,000
         3,000,000    Brighton Crossing Metropolitan District No.4, Variable Rate, 3.88%, 12/1/34                          3,000,000
         1,990,000    Commerce City, Colorado, Northern Infrastructure General Improvement District,
                       Variable Rate, 3.78%, 12/1/31                                                                       1,990,000
         4,000,000    Ebert Metropolitan District Securitization Trust, Series 2004-S1, Variable Rate, 3.88%, 12/1/34      4,000,000
         1,300,000    Ebert Metropolitan District Securitization Trust, Series 2005-S1, Variable Rate, 3.88%, 12/1/09      1,300,000
         1,000,000    Four Mile Ranch Metropolitan District No. 1, Colorado, Variable Rate, 3.83%, 12/1/35                 1,000,000
         2,750,000    NBC Metropolitan District, Colorado, Variable Rate, 3.78%, 12/1/30                                   2,750,000
         1,000,000    Telluride, Colorado, Excise Tax Revenue, (Open Space Project), Variable Rate, 3.78%, 12/1/36         1,000,000
                                                                                                                          18,245,000
Delaware - 1.1%
           850,000    Delaware Economic Development Authority, (Archmere Academy, Inc. Project),
                      Variable Rate, 3.75%, 7/1/36                                                                           850,000
Florida - 3.1%
         2,000,000    Jacksonville, Florida, Educational Facilities Revenue, (Edward Waters College
                      Project), Variable Rate, 3.79%, 12/1/29                                                              2,000,000
           400,000    Pinellas County, Florida, Health Facilities Authority Revenue, (Bayfront
                      Project), Variable Rate, 3.89%, 7/1/34                                                                 400,000
                                                                                                                           2,400,000
Georgia - 2.5%
         2,000,000    Atlanta, Georgia, Subordinate Lien Tax Allocation Bonds, (Atlantic Station
                      Project), Variable Rate, 3.82%, 12/1/24                                                              2,000,000
Illinois - 15.8%
         2,300,000    Chicago, Illinois, Tax Increment, Series B, Variable Rate, 3.82%, 12/1/14                            2,300,000
         5,350,000    Illinois Development Finance Authority Revenue, (St. Anthony's Health
                      Center), Program E-1, Variable Rate, 3.81%, 10/1/29                                                  5,349,999
         2,400,000    Illinois Finance Authority Revenue, (Elgin Academy Project), Variable Rate, 3.68%, 6/1/37            2,400,000
         2,335,000    Illinois Health Facilities Authority Revenue, (Blessing Hospital), (FSA
                      Insured), Series B, Variable Rate, 3.77%, 11/15/29                                                   2,335,000
                                                                                                                          12,384,999
Indiana - 5.0%
         1,300,000    Indiana Health and Educational Facility Financing Authority Revenue, (Charity
                       Obligated Group), Series D, Variable Rate, 5.00%, 11/1/26                                           1,316,344
         2,600,000    Logansport, Indiana, Economic Development Revenue, (Modine Manufacturing
                      Co.), Variable Rate, 3.84%, 1/1/08                                                                   2,600,000
                                                                                                                           3,916,344
Iowa - 8.3%
         5,250,000    Buffalo, Iowa, Pollution Control Revenue, (LaFarge Corp.), Series B, Variable
                      Rate, 3.98%, 10/1/10                                                                                 5,250,000
         1,275,000    Iowa Finance Authority Small Business Development Revenue, (Terrace Center
                      Association), Variable Rate, 3.90%, 3/1/22                                                           1,275,000
                                                                                                                           6,525,000
Kansas - 2.2%
         1,695,000    Shawnee, Kansas, Industrial Revenue, (Shawnee Village Association), Variable
                      Rate, 3.74%, 12/1/09                                                                                 1,695,000
Maryland - 1.3%
         1,050,000    Maryland State Health and Higher Educational Facilities Authority Revenue,
                      (Edenwald Project), Series B, Variable Rate, 3.75%, 1/1/37                                           1,050,000
Michigan - 1.8%
         1,390,000    Eastern Michigan University Revenues, (FGIC Insured), Series A, 5.80%, 6/1/08                        1,413,358
Minnesota - 3.3%
         1,090,000    St. Paul, Minnesota, Housing and Redevelopment Authority Revenue,
                      (Goodwill/Easter Seals), Variable Rate, 3.90%, 8/1/25                                                1,090,000
         1,500,000    Stillwater, Minnesota, Private School Facilities Revenue, (Catholic Finance
                      Corporation Project), Variable Rate, 3.90%, 12/1/22                                                  1,500,000
                                                                                                                           2,590,000
Nebraska - 2.4%
         1,900,000    Norfolk, Nebraska, Industrial Development Revenue, (Supervalu, Inc.), Variable
                      Rate, 3.85%, 11/1/14                                                                                 1,900,000
Nevada - 2.4%
         1,900,000    Clark County, Nevada, Economic Development Revenue, (Lutheran Secondary
                      School Association), Variable Rate, 3.74%, 2/1/30                                                    1,900,000
North Carolina - 0.5%
           400,000    North Carolina Medical Care Community Hospital Revenue, (Randolph
                      Hospital), Variable Rate, 3.73%, 10/1/37                                                               400,000
Pennsylvania - 11.2%
         1,825,000    Chester County Pennsylvania Health and Education Facilities Authority
                      Revenue, (Jenner's Pond Project), Variable Rate, 3.74%, 7/1/34                                       1,825,000
         1,505,000    Cumberland County, Pennsylvania, Municipal Authority Revenue, (Messiah
                      Village Project), Variable Rate, 3.74%, 7/1/27                                                       1,505,000
           700,000    Delaware County Pennsylvania, (Dunwoody Village), Variable Rate, 3.74%, 4/1/30                         700,000
           380,000    Montgomery County, Pennsylvania, Industrial Development Authority, First
                      Mortgage Revenue Bonds, (Meadowood Corporation), Variable Rate, 3.04%,
                      12/1/20                                                                                                380,000
         2,200,000    Pennsylvania Higher Educational Facilities Authority Revenue, (Susquehanna
                      University), Series H9, Variable Rate, 3.74%, 5/1/31                                                 2,200,000
         2,200,000    Wilkes-Barre, Pennsylvania, Finance Authority College Revenue, (King
                      College Project), Variable Rate, 3.74%, 5/1/37                                                       2,200,000
                                                                                                                           8,810,000
Texas - 3.6%
           500,000    Duncanville, Texas, Independent School District, 4.50%, 2/15/08                                        502,229
         2,300,000    Texas State Tax and Revenue Anticipation Notes, 4.50%, 8/31/07                                       2,301,417
                                                                                                                           2,803,646
Virginia - 0.5%
           400,000    Arlington County, Virginia, (Ballston Public Parking), Variable Rate, 3.73%, 8/1/17                    400,000
Washington - 4.6%
         1,625,000    Washington State Economic Development Revenue, (Benaroya Research),
                      Variable Rate, 3.78%, 12/1/24                                                                        1,625,000
         2,000,000    Washington State Housing Finance Community Revenue, (Eastside Catholic
                      School), Variable Rate, 3.77%, 7/1/38                                                                2,000,000
                                                                                                                           3,625,000
Wisconsin - 2.9%
         2,265,000    Wisconsin State Health & Educational Facilities Authority Revenue, (Grace
                      Lutheran Foundation Project), Variable Rate, 3.64%, 6/1/25                                           2,265,000
Wyoming - 1.3%
         1,050,000    Sweetwater County, Wyoming, Hospital Revenue, (Memorial Hospital Project),
                      Series B, Variable Rate, 3.75%, 9/1/37                                                               1,050,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $78,598,347) - 100.0%                                                                     $ 78,598,347
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2007.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Triton Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 83.3%
Advertising Sales - 0.9%
            20,648    Lamar Advertising Co.                                                                             $  1,229,175
Aerospace and Defense - 2.8%
            29,230    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 1,263,612
            34,685    Spirit Aerosystems Holdings, Inc.*                                                                   1,259,066
            28,420    TransDigm Group, Inc.*                                                                               1,170,904
                                                                                                                           3,693,582
Apparel Manufacturers - 0.9%
            93,305    Quiksilver, Inc.*                                                                                    1,197,103
Applications Software - 0.6%
            36,840    Red Hat, Inc.*                                                                                         767,009
Auction House - Art Dealer - 0.7%
            13,860    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                          903,672
Audio and Video Products - 0.8%
            50,510    DTS, Inc.*,#                                                                                         1,058,690
Building - Mobile Home and Manufactured Homes - 0.9%
            28,845    Thor Industries, Inc.#                                                                               1,183,222
Building - Residential and Commercial - 0.1%
             8,300    MRV Engenharia e Participacoes S.A.*                                                                   136,181
Casino Services - 1.2%
            47,430    Scientific Games Corp. - Class A*,#                                                                  1,627,323
Chemicals - Plastics - 0.6%
            34,475    Metabolix, Inc.*,#                                                                                     758,105
Commercial Banks - 1.8%
            27,560    East West Bancorp, Inc.                                                                              1,010,350
            35,490    Westamerica Bancorporation#                                                                          1,452,605
                                                                                                                           2,462,955
Commercial Services - 2.1%
            32,555    CoStar Group, Inc.*                                                                                  1,660,305
            40,895    Iron Mountain, Inc.*                                                                                 1,095,577
                                                                                                                           2,755,882
Commercial Services - Finance - 1.1%
            11,790    Bankrate, Inc.*,#                                                                                      528,782
            34,570    Jackson Hewitt Tax Service, Inc.                                                                       940,304
                                                                                                                           1,469,086
Computer Services - 1.6%
            24,945    Ceridian Corp.*                                                                                        845,636
            28,485    IHS, Inc. - Class A*                                                                                 1,350,758
                                                                                                                           2,196,394
Computer Software - 0.7%
            38,640    Omniture, Inc.*,#                                                                                      882,924
Data Processing and Management - 1.1%
            26,255    NAVTEQ Corp.*                                                                                        1,421,183
Diagnostic Equipment - 0.5%
            20,440    Immucor, Inc.                                                                                          636,910
Diagnostic Kits - 0.9%
            12,460    IDEXX Laboratories, Inc.*                                                                            1,249,240
Distribution/Wholesale - 2.5%
            41,605    MWI Veterinary Supply, Inc.*                                                                         1,608,865
            69,745    NuCo2, Inc.                                                                                          1,762,457
                                                                                                                           3,371,322
Diversified Operations - 2.4%
            28,585    Crane Co.                                                                                            1,310,908
           599,000    Melco International Development, Ltd.***,****                                                          865,676
         3,134,289    Polytec Asset Holdings, Ltd.++                                                                       1,032,608
                                                                                                                           3,209,192
Electronic Components - Semiconductors - 4.1%
           388,886    ARM Holdings PLC                                                                                     1,154,505
            30,160    International Rectifier Corp.*                                                                       1,107,174
            38,260    IPG Photonics Corp.*                                                                                   733,444
            28,430    Microchip Technology, Inc.                                                                           1,032,293
            23,925    Microsemi Corp.*,#                                                                                     557,692
            43,345    SiRF Technology Holdings, Inc.*,#                                                                    1,016,007
                                                                                                                           5,601,115
Electronic Connectors - 0.8%
            31,995    Amphenol Corp. - Class A                                                                             1,096,149
Electronic Measuring Instruments - 1.1%
            44,809    Trimble Navigation, Ltd.*                                                                            1,480,041
Energy - Alternate Sources - 1.4%
            52,640    JA Solar Holdings Company, Ltd. (ADR)*,**                                                            1,928,730
Finance - Consumer Loans - 0.9%
            67,345    Nelnet, Inc. - Class A                                                                               1,165,069
Finance - Other Services - 0.9%
            68,980    MarketAxess Holdings, Inc.*                                                                          1,145,758
Firearms and Ammunition - 1.3%
            90,125    Sturm Ruger and Company, Inc.*                                                                       1,760,141
Footwear and Related Apparel - 0.8%
            39,010    Wolverine World Wide, Inc.                                                                           1,055,611
Human Resources - 0.9%
            35,360    Resources Connection, Inc.*                                                                          1,148,139
Internet Applications Software - 0.6%
               926    E-Seikatsu Company, Ltd.*                                                                              828,688
Internet Content - Information/News - 0.4%
             7,510    Dice Holdings, Inc.*                                                                                    90,120
           114,280    Harris Interactive, Inc.*                                                                              511,974
                                                                                                                             602,094
Machinery - General Industrial - 0.8%
         2,214,000    Shanghai Electric Group Company, Ltd.                                                                1,040,865
Medical - Drugs - 1.4%
            97,640    Achillion Pharmaceuticals, Inc.*                                                                       592,675
            45,955    Array BioPharma, Inc.*                                                                                 461,848
            33,335    Cubist Pharmaceuticals, Inc.*                                                                          768,705
                                                                                                                           1,823,228
Medical Instruments - 3.4%
             9,306    Intuitive Surgical, Inc.*                                                                            1,978,548
            25,302    Kyphon, Inc.*,#                                                                                      1,660,316
            13,225    Ventana Medical Systems, Inc.*,#                                                                     1,102,172
                                                                                                                           4,741,036
Medical Products - 1.8%
             3,365    Nobel Biocare Holding A.G.                                                                           1,013,171
            51,195    Tomotherapy, Inc.*                                                                                   1,387,385
                                                                                                                           2,400,556
Oil and Gas Drilling - 1.3%
            53,800    Helmerich & Payne, Inc.                                                                              1,741,506
Oil Companies - Exploration and Production - 1.5%
            24,391    Carrizo Oil & Gas, Inc.*,#                                                                             891,979
           492,295    Gasco Energy, Inc.*,#                                                                                1,107,664
                                                                                                                           1,999,643
Physician Practice Management - 1.8%
            23,745    Healthways, Inc.*,**                                                                                 1,037,657
            24,520    Pediatrix Medical Group, Inc.*                                                                       1,323,099
                                                                                                                           2,360,756
Power Converters and Power Supply Equipment - 0.0%
            26,000    China High Speed Transmission Equipment Group Company, Ltd.*                                            49,434
Printing - Commercial - 1.0%
            40,685    VistaPrint, Ltd.*,#                                                                                  1,389,393
Real Estate Operating/Development - 1.3%
            72,900    Rodobens Negocios Imobiliarios S.A.                                                                    882,557
            20,825    St. Joe Co.#                                                                                           844,246
                                                                                                                           1,726,803
Recreational Centers - 0.5%
            11,825    Life Time Fitness, Inc.*,#                                                                             608,042
REIT - Mortgages - 0.7%
            46,804    CapitalSource, Inc.#                                                                                   889,276
Respiratory Products - 1.3%
            39,550    Respironics, Inc.*                                                                                   1,809,413
Retail - Apparel and Shoe - 1.9%
            16,395    Abercrombie & Fitch Co. - Class A                                                                    1,146,011
            42,243    Lululemon Athletica, Inc.                                                                            1,357,690
                                                                                                                           2,503,701
Retail - Computer Equipment - 0.8%
            26,920    GameStop Corp. - Class A*                                                                            1,086,222
Retail - Petroleum Products - 0.8%
            26,420    World Fuel Services Corp.                                                                            1,080,314
Retail - Restaurants - 1.0%
            14,670    Chipotle Mexican Grill, Inc. - Class A*,#                                                            1,295,948
Retail - Sporting Goods - 0.4%
            14,130    Zumiez, Inc.*,#                                                                                        522,669
Schools - 1.8%
            35,394    Kroton Educacional S.A.*                                                                               802,487
            10,760    Strayer Education, Inc.                                                                              1,630,463
                                                                                                                           2,432,950
Semiconductor Components/Integrated Circuits - 1.5%
            80,170    Cypress Semiconductor Corp.*                                                                         2,009,060
Telecommunication Services - 4.8%
            33,690    Amdocs, Ltd. (U.S. Shares)*                                                                          1,219,241
           137,205    FiberTower Corp.*,#                                                                                    482,962
            58,215    NeuStar, Inc. - Class A*                                                                             1,678,920
            43,510    SAVVIS, Inc.*                                                                                        1,634,235
            78,785    Time Warner Telecom, Inc. - Class A*                                                                 1,540,247
                                                                                                                           6,555,605
Theaters - 0.9%
            49,065    National Cinemedia, Inc.*                                                                            1,221,719
Therapeutics - 2.2%
            12,305    Amylin Pharmaceuticals, Inc.*                                                                          572,306
            62,740    MannKind Corp.*,#                                                                                      662,534
            51,000    MGI Pharma, Inc.*                                                                                    1,276,530
            18,185    Theravance, Inc.*                                                                                      486,812
                                                                                                                           2,998,182
Transactional Software - 1.9%
            85,515    Innerworkings, Inc.*,#                                                                               1,141,625
            73,875    Solera Holdings, Inc.*                                                                               1,381,463
                                                                                                                           2,523,088
Transportation - Equipment and Leasing - 1.1%
            32,770    GATX Corp.                                                                                           1,486,447
Transportation - Services - 1.4%
            23,965    C.H. Robinson Worldwide, Inc.                                                                        1,165,898
           245,000    Integrated Distribution Services Group, Ltd.                                                           756,877
                                                                                                                           1,922,775
Transportation - Truck - 3.3%
            72,865    Forward Air Corp.                                                                                    2,482,511
            67,240    Heartland Express, Inc.#                                                                             1,002,548
            38,440    Old Dominion Freight Line, Inc.*                                                                     1,109,378
                                                                                                                           4,594,437
Veterinary Diagnostics - 1.1%
            35,930    VCA Antech, Inc.*                                                                                    1,413,486
Web Hosting/Design - 2.2%
            20,055    Equinix, Inc.*,#                                                                                     1,742,980
           203,125    Terremark Worldwide, Inc.*,#                                                                         1,220,781
                                                                                                                           2,963,761
Wireless Equipment - 2.0%
            78,870    SBA Communications Corp. - Class A*                                                                  2,627,948
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $99,945,856)                                                                                    111,838,948
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.8%
         1,548,785    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                               1,548,785
         2,191,746    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                  2,191,746
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,740,531)                                                                                      3,740,531
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.9%
        18,691,385    Allianz Dresdner Daily Asset Fund+ (cost $18,691,385)                                               18,691,385

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $122,377,772) - 100%                                                                      $134,270,864
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)
                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                              1,389,393              1.0%
Brazil                                               3,084,837              2.3%
Canada                                               2,261,362              1.7%
Cayman Islands                                       1,032,608              0.8%
China                                                3,019,029              2.2%
Hong Kong                                            1,622,553              1.2%
Japan                                                  828,688              0.6%
Switzerland                                          1,013,171              0.8%
United Kingdom                                       2,373,746              1.8%
United States++                                    117,645,477             87.6%
                              Total         $      134,270,864            100.0%
                                                   ===========            ======

++ Includes Short-Term Securities and Other Securities (70.9% excluding Short-Term Securities and Other Securities)


                                                                        Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
            Healthways, Inc.
            expires August 2007
            237 contracts
            exercise price $50.00..............................        $(5,925)

            JA Solar Holdings Company, Ltd. (ADR)
            expires August 2007
            232 contracts
            exercise price $35.00..............................       $(95,120)
--------------------------------------------------------------------------------
Total Written Options - Calls
            (Premiums received $137,109).......................      $(101,045)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates

***               Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.


**** Schedule of Fair Valued Securities as of July 31, 2007
                                                            Value as a % of
Janus Triton Fund                           Value        Investment Securities
--------------------------------------------------------------------------------
Melco International Development, Ltd.      $ 865,676              0.6%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.


++ Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                              Value as a %
                                 Acquisition         Acquisition                              of Investment
                                     Date               Cost                Value              Securities
-----------------------------------------------------------------------------------------------------------------
Janus Triton Fund
Polytec Asset Holdings, Ltd.        5/5/06        $ 808,849            $ 1,032,608                        0.8%
-----------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2007 are noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Triton Fund                                                    $1,885,738

Janus Twenty Fund


Schedule of Investments (unaudited)


Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.7%
Aerospace and Defense - 2.0%
        25,682,995    BAE Systems PLC                                                                                  $ 216,937,556
Agricultural Chemicals - 11.6%
         3,099,255    Monsanto Co.                                                                                       199,746,985
         8,114,760    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             655,185,722
         2,127,776    Syngenta A.G.                                                                                      401,680,215
                                                                                                                       1,256,612,922
Agricultural Operations - 3.3%
         3,935,525    Bunge, Ltd.                                                                                        356,597,920
Audio and Video Products - 2.8%
         5,699,745    Sony Corp. (ADR)                                                                                   300,604,551
Casino Hotels - 3.0%
         2,612,070    Harrah's Entertainment, Inc.#                                                                      221,216,208
         1,232,275    Las Vegas Sands Corp.*,#                                                                           107,515,994
                                                                                                                         328,732,202
Computers - 10.5%
         4,013,045    Apple, Inc.*,#                                                                                     528,758,809
         2,840,605    Research In Motion, Ltd. (U.S. Shares)*                                                            607,889,470
                                                                                                                       1,136,648,279
Cosmetics and Toiletries - 3.4%
         5,870,065    Procter & Gamble Co.                                                                               363,122,221
Diversified Minerals - 2.6%
         5,734,960    Companhia Vale do Rio Doce (ADR)#                                                                  281,070,390
Entertainment Software - 0.9%
         1,914,085    Electronic Arts, Inc.*                                                                              93,101,094
Finance - Investment Bankers/Brokers - 9.9%
         1,572,815    Bear Stearns Companies, Inc.                                                                       190,656,634
         2,074,390    Goldman Sachs Group, Inc.                                                                          390,690,613
         3,693,845    Lehman Brothers Holdings, Inc.#                                                                    229,018,390
         3,421,580    Merrill Lynch & Company, Inc.#                                                                     253,881,236
                                                                                                                       1,064,246,873
Finance - Other Services - 1.5%
           199,520    CME Group, Inc.,#                                                                                  110,234,800
           350,000    InterContinentalExchange, Inc.*                                                                     52,895,500
                                                                                                                         163,130,300
Medical - Biomedical and Genetic - 6.6%
         8,858,991    Celgene Corp.*                                                                                     536,500,495
         2,399,831    Genentech, Inc.*                                                                                   178,499,430
                                                                                                                         714,999,925
Medical - Drugs - 3.6%
         2,211,936    Roche Holding A.G.                                                                                 391,713,323
Multimedia - 1.4%
         9,492,772    Publishing & Broadcasting, Ltd.                                                                    148,514,352
Oil Companies - Exploration and Production - 4.5%
         1,508,335    Apache Corp.                                                                                       121,933,801
         1,582,932    EOG Resources, Inc.#                                                                               110,963,533
         4,374,260    Occidental Petroleum Corp.                                                                         248,108,028
                                                                                                                         481,005,362
Oil Companies - Integrated - 5.6%
         4,352,195    ConocoPhillips                                                                                     351,831,444
         4,060,635    Hess Corp.#                                                                                        248,510,862
                                                                                                                         600,342,306
Oil Refining and Marketing - 1.3%
         2,120,515    Valero Energy Corp.                                                                                142,095,710
Optical Supplies - 3.0%
         2,350,925    Alcon, Inc. (U.S. Shares)#                                                                         320,901,263
Retail - Apparel and Shoe - 1.1%
         2,053,706    Industria de Diseno Textil S.A.#                                                                   123,111,148
Retail - Consumer Electronics - 1.3%
         1,435,410    Yamada Denki Company, Ltd.#                                                                        143,676,501
Super-Regional Banks - 3.9%
        12,529,090    Wells Fargo & Co.                                                                                  423,107,369
Therapeutics - 4.1%
        11,768,720    Gilead Sciences, Inc.*                                                                             438,149,446
Web Portals/Internet Service Providers - 6.3%
         1,333,996    Google, Inc. - Class A*                                                                            680,337,960
Wireless Equipment - 1.5%
         3,933,695    QUALCOMM, Inc.                                                                                     163,838,397
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,597,602,539)                                                                              10,332,597,370
------------------------------------------------------------------------------------------------------------------------------------

Commercial Paper - 0.3%
       $30,000,000    Wells Fargo & Co., 5.25%, 8/10/07 (amortized cost $29,961,856)                                      29,961,856
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.7%
        45,712,656    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                              45,712,656
        26,243,800    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                 26,243,800
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $71,956,456)                                                                                    71,956,456
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.3%
       354,788,200    Allianz Dresdner Daily Asset Fund ## (cost $354,788,200)                                           354,788,200

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,054,309,051) - 100%                                                                 $10,789,303,882
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

Country                                                                            Value          % of Investment
                                                                                                       Securities
-----------------------------------------------------------------------------------------------------------------
Australia                                                                $      148,514,352             1.4 %
Bermuda                                                                         356,597,920             3.3 %
Brazil                                                                          281,070,390             2.6 %
Canada                                                                        1,263,075,192            11.7 %
Japan                                                                           444,281,052             4.1 %
Spain                                                                           123,111,148             1.2 %
Switzerland                                                                   1,114,294,801            10.3 %
United Kingdom                                                                  216,937,556             2.0 %
United States ####                                                            6,841,421,471            63.4 %
-------------------------------------------------------------------------------------------------------------
                                                 Total                   $   10,789,303,882              100.0%
                                                                             ==============              ======

#### Includes Short-Term Securities and Other Securities (59.1% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

## The security is purchased with the cash collateral received from securities on loan.

Janus Venture Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.3%
Advanced Materials/Products - 1.0%
           215,851    Ceradyne, Inc.*                                                                                 $   16,108,960
Advertising Agencies - 0.3%
           451,585    MDC Partners, Inc. (U.S. Shares)*                                                                    4,633,262
Aerospace and Defense - 0.8%
           301,305    TransDigm Group, Inc.*                                                                              12,413,766
Applications Software - 1.7%
           655,580    American Reprographics Co.*                                                                         16,337,054
           654,450    Quest Software, Inc.*                                                                                9,685,860
                                                                                                                          26,022,914
Auction House - Art Dealer - 1.1%
           393,240    Sotheby's Holdings, Inc. - Class A                                                                  16,811,010
Audio and Video Products - 0.4%
           274,765    DTS, Inc.*                                                                                           5,759,074
Automotive - Truck Parts and Equipment - Replacement - 0.4%
           588,688    Motorcar Parts of America, Inc.*, ## , ss., @@@                                                      6,510,889
Building - Residential and Commercial - 0.1%
           116,700    MRV Engenharia e Participacoes S.A.*                                                                 1,914,740
Casino Hotels - 0.9%
         1,528,091    Century Casinos, Inc.*, @@@                                                                         13,462,482
Casino Services - 0.9%
           405,885    Bally Technologies, Inc.*                                                                            9,984,771
           482,833    Pokertek, Inc.*, ## , ss., @@@                                                                       4,987,665
                                                                                                                          14,972,436
Chemicals - Plastics - 0.3%
           213,595    Metabolix, Inc.*                                                                                     4,696,954
Commercial Services - 3.7%
           723,415    CoStar Group, Inc.*                                                                                 36,894,164
         2,346,939    Intermap Technologies, Ltd.*, @@@                                                                   14,739,868
           229,805    Providence Service Corp.*                                                                            6,036,977
                                                                                                                          57,671,009
Commercial Services - Finance - 1.7%
           380,380    Bankrate, Inc.*                                                                                     17,060,043
           261,726    Euronet Worldwide, Inc.*                                                                             6,650,458
            91,715    Wright Express Corp.*                                                                                3,123,813
                                                                                                                          26,834,314
Communications Software - 0.1%
           171,955    DivX, Inc.*                                                                                          2,323,112
Computer Graphics - 0.6%
           810,120    Monotype Imaging Holdings, Inc.                                                                      9,721,440
Computer Services - 2.8%
           446,700    IHS, Inc. - Class A*                                                                                21,182,514
           340,785    Limelight Networks, Inc.*                                                                            5,639,992
         3,140,420    LivePerson, Inc.*, @@@                                                                              16,455,801
                                                                                                                          43,278,307
Computer Software - 1.7%
         1,137,525    Omniture, Inc.*                                                                                     25,992,446
Computers - Integrated Systems - 1.4%
           515,770    Riverbed Technology, Inc.*                                                                          22,776,403
Computers - Memory Devices - 0.3%
           211,865    Data Domain, Inc.*                                                                                   5,256,371
Consulting Services - 1.9%
           439,781    Huron Consulting Group, Inc.*                                                                       29,874,323
Consumer Products - Miscellaneous - 2.2%
           950,745    Jarden Corp.*                                                                                       34,350,417
         1,869,694    Ronco Fi-Tek, Inc.*, ## , ss., @@@                                                                           0
                                                                                                                          34,350,417
Data Processing and Management - 2.0%
            72,010    BladeLogic, Inc.                                                                                     1,847,777
         1,702,158    Infocrossing, Inc.*, @@@                                                                            29,992,024
                                                                                                                          31,839,801
Dental Supplies and Equipment - 0.7%
           329,729    Sirona Dental Systems, Inc.*                                                                        11,659,217
Dialysis Centers - 0%
            46,410    Dialysis Corporation of America*                                                                       462,244
Direct Marketing - 1.1%
         1,704,932    ValueVision Media, Inc.*, ss., @@@                                                                  15,531,930
           211,690    ValueVision Media, Inc. - Class A*                                                                   1,928,496
                                                                                                                          17,460,426
Distribution/Wholesale - 2.0%
           269,866    MWI Veterinary Supply, Inc.*                                                                        10,435,718
           803,330    NuCo2, Inc. @@@                                                                                     20,300,149
                                                                                                                          30,735,867
Diversified Operations - 0.6%
        27,950,763    Polytec Asset Holdings, Ltd. ss.                                                                     9,208,529
Drug Delivery Systems - 1.0%
           904,930    I-Flow Corp.*                                                                                       16,026,310
E-Commerce/Products - 0.4%
           777,490    Baby Universe, Inc.*, ## , ss., @@@                                                                  5,963,349
            29,670    Baby Universe, Inc.*                                                                                   303,227
                                                                                                                           6,266,576
E-Commerce/Services - 0.7%
         2,238,560    Think Partnership, Inc.*                                                                             5,014,374
         4,957,152    Workstream, Inc. (U.S. Shares)*, @@@                                                                 5,601,582
                                                                                                                          10,615,956
Electronic Components - Semiconductors - 2.2%
           673,620    IPG Photonics Corp.*                                                                                12,913,295
           186,255    Microsemi Corp.*                                                                                     4,341,604
           733,685    SiRF Technology Holdings, Inc.*                                                                     17,197,577
                                                                                                                          34,452,476
E-Marketing/Information - 0.6%
            84,745    comScore, Inc.*                                                                                      1,989,813
           232,475    Liquidity Services, Inc.*                                                                            3,594,064
           195,230    ValueClick, Inc.*                                                                                    4,174,017
                                                                                                                           9,757,894
Engineering - Research and Development Services - 0.2%
           172,125    Stanley, Inc.*                                                                                       3,067,268
Enterprise Software/Services - 4.6%
           950,574    Omnicell, Inc.*, @@@                                                                                22,699,707
           229,245    Salary.com, Inc.*                                                                                    2,968,723
         1,685,930    Ultimate Software Group, Inc.*, @@@                                                                 45,739,280
                                                                                                                          71,407,710
E-Services/Consulting - 1.1%
           804,165    GSI Commerce, Inc.*                                                                                 17,900,713
Finance - Consumer Loans - 0.3%
           247,758    Nelnet, Inc. - Class A                                                                               4,286,213
Finance - Investment Bankers/Brokers - 1.2%
           362,930    Evercore Partners, Inc. - Class A                                                                    8,724,837
           417,485    optionsXpress Holdings, Inc.                                                                        10,441,300
                                                                                                                          19,166,137
Finance - Other Services - 0.6%
            97,040    FCStone Group, Inc.*                                                                                 4,662,772
           260,015    MarketAxess Holdings, Inc.*                                                                          4,318,849
                                                                                                                           8,981,621
Firearms and Ammunition - 2.0%
           587,825    Smith & Wesson Holding Corp.*                                                                       11,051,110
         1,010,940    Sturm Ruger and Company, Inc.*                                                                      19,743,658
                                                                                                                          30,794,768
Gambling - Non-Hotel - 0.7%
           907,650    Great Canadian Gaming Corp.*                                                                        11,273,306
General - 0.5%
         5,207,943    Wyndcrest Holdings, LLC @, ##                                                                        7,291,120
Hotels and Motels - 2.3%
         1,099,150    Kingdom Hotel Investments (ADR)*                                                                     8,962,521
           569,445    Orient-Express Hotel, Ltd. - Class A                                                                26,450,720
                                                                                                                          35,413,241
Human Resources - 2.0%
           266,853    Barrett Business Services, Inc.                                                                      6,735,370
           424,790    Kenexa Corp.*                                                                                       15,198,986
           298,770    Resources Connection, Inc.*                                                                          9,701,062
                                                                                                                          31,635,418
Identification Systems and Devices - 0.7%
           644,380    L-1 Identity Solutions, Inc.*                                                                       11,044,673
Internet Applications Software - 1.1%
           472,245    DealerTrack Holdings, Inc.*                                                                         17,029,155
Internet Connectivity Services - 0.1%
           115,235    Internap Network Services Corp.*                                                                     1,698,564
Internet Content - Information/News - 1.5%
         1,808,435    Harris Interactive, Inc.*                                                                            8,101,789
         1,563,480    Health Grades, Inc.*, @@@                                                                            9,740,480
           399,039    TechTarget*                                                                                          5,379,046
                                                                                                                          23,221,315
Internet Infrastructure Software - 0.4%
           403,117    Chordiant Software, Inc.*                                                                            5,764,573
Investment Companies - 0.7%
           579,240    Hercules Technology Growth Capital, Inc.                                                             7,107,275
            30,000    UTEK Corp. #                                                                                           481,500
           230,960    UTEK Corp.*, ss.                                                                                     3,706,908
                                                                                                                          11,295,683
Marine Services - 0.5%
         1,548,955    Odyssey Marine Exploration, Inc.*                                                                    8,008,097
Medical - Nursing Homes - 0.4%
           499,050    Skilled Healthcare Group, Inc.*                                                                      6,931,805
Medical - Outpatient and Home Medical Care - 3.4%
           684,932    Hythiam, Inc.*, ss.                                                                                  5,068,497
         1,549,375    Hythiam, Inc.*                                                                                      11,465,375
           557,450    LHC Group LLC*                                                                                      13,501,439
           852,209    Radiation Therapy Services, Inc.*                                                                   24,083,426
                                                                                                                          54,118,737
Medical Information Systems - 0.3%
           181,380    Allscripts Healthcare Solutions, Inc.*                                                               4,126,395
Medical Instruments - 0.5%
            92,970    Ventana Medical Systems, Inc.*                                                                       7,748,120
Medical Labs and Testing Services - 0.3%
           184,763    Bio-Reference Laboratories, Inc.*                                                                    4,726,238
Medical Products - 1.5%
           170,950    Accuray, Inc.*                                                                                       3,232,665
           939,425    PSS World Medical, Inc.*                                                                            16,186,292
           162,870    Tomotherapy, Inc.*                                                                                   4,413,777
                                                                                                                          23,832,734
Motion Pictures and Services - 2.0%
         2,880,100    Lions Gate Entertainment Corp. (U.S. Shares)*                                                       31,652,299
MRI and Medical Diagnostic Imaging Center - 0.2%
           272,235    Radnet, Inc.*                                                                                        2,529,063
Music - 0.8%
         4,750,000    Genius Products, Inc.*, ss., @@@                                                                    12,967,500
Networking Products - 0.8%
           188,456    Acme Packet, Inc.*                                                                                   2,082,439
           195,875    Infinera Corp.*                                                                                      4,465,950
           388,915    Switch and Data, Inc.*                                                                               6,144,857
                                                                                                                          12,693,246
Oil - Field Services - 1.3%
           229,860    Basic Energy Services, Inc.*                                                                         4,831,657
           563,928    Flint Energy Services, Ltd.*                                                                        15,118,430
                                                                                                                          19,950,087
Oil Companies - Exploration and Production - 1.0%
           277,860    Carrizo Oil & Gas, Inc.*                                                                            10,161,340
         2,293,805    Gasco Energy, Inc.*                                                                                  5,161,061
                                                                                                                          15,322,401
Pharmacy Services - 0.9%
           536,785    HealthExtras, Inc.*                                                                                 14,401,942
Physical Therapy and Rehabilitation Centers - 0.5%
           226,250    Psychiatric Solutions, Inc.*                                                                         7,712,863
Physician Practice Management - 1.6%
           342,860    Healthways, Inc.*                                                                                   14,982,982
           192,210    Pediatrix Medical Group, Inc.*                                                                      10,371,652
                                                                                                                          25,354,634
Power Converters and Power Supply Equipment - 0%
           363,000    China High Speed Transmission Equipment Group Company, Ltd.*                                           690,174
Printing - Commercial - 2.5%
         1,142,494    VistaPrint, Ltd.*                                                                                   39,016,170
Private Corrections - 1.3%
           712,880    Geo Group, Inc.*                                                                                    19,718,261
Real Estate Management/Services - 0.5%
           583,880    HFF, Inc.*                                                                                           7,321,855
Real Estate Operating/Development - 2.8%
           208,190    Iguatemi Empresa de Shopping Centers S.A.                                                            3,537,450
         1,973,020    LPS Brasil - Consultoria de Imoveis S.A.                                                            30,381,554
           504,980    PDG Realty S.A. Empreendimentos e Participacoes                                                      5,818,545
           345,965    Rodobens Negocios Imobiliarios S.A.                                                                  4,188,394
                                                                                                                          43,925,943
Retail - Apparel and Shoe - 2.5%
           560,185    J. Crew Group, Inc.*                                                                                28,177,305
           320,584    Lululemon Athletica, Inc.                                                                           10,303,570
                                                                                                                          38,480,875
Retail - Petroleum Products - 1.8%
           693,435    World Fuel Services Corp.                                                                           28,354,557
Retail - Sporting Goods - 0.8%
           320,760    Zumiez, Inc.*                                                                                       11,864,912
Schools - 1.7%
           644,500    Anhanguera Educacional*                                                                             10,352,108
            50,825    Capella Education Co.*                                                                               2,272,386
           630,470    Kroton Educacional S.A.*, @@@                                                                       14,294,626
                                                                                                                          26,919,120
Semiconductor Components/Integrated Circuits - 0.3%
           133,366    Hittite Microwave Corp.*                                                                             5,363,981
Telecommunication Services - 1.6%
           604,830    NeuStar, Inc. - Class A*                                                                            17,443,297
           145,310    SAVVIS, Inc.*                                                                                        5,457,844
           452,145    UCN, Inc.*                                                                                           1,831,187
                                                                                                                          24,732,328
Theaters - 1.0%
           632,905    National Cinemedia, Inc.*                                                                           15,759,335
Therapeutics - 0.6%
           136,635    United Therapeutics Corp.*                                                                           9,477,004
Toys - 0.9%
           563,450    Marvel Entertainment, Inc.*                                                                         13,652,394
Transactional Software - 4.1%
         1,668,905    Innerworkings, Inc.*                                                                                22,279,881
           998,240    Solera Holdings, Inc.*                                                                              18,667,088
           387,990    Synchronoss Technologies, Inc.*                                                                     14,107,316
           342,075    Systems Xcellence, Inc. (U.S. Shares)*                                                               9,636,253
                                                                                                                          64,690,538
Transportation - Truck - 0.6%
            90,740    Forward Air Corp.                                                                                    3,091,512
           431,495    Heartland Express, Inc.                                                                              6,433,590
                                                                                                                           9,525,102
Veterinary Diagnostics - 0.2%
           341,695    Animal Health International, Inc.*                                                                   3,847,486
Web Hosting/Design - 4.5%
           492,145    Equinix, Inc.*                                                                                      42,772,321
         3,216,205    NaviSite Inc.*, @@@                                                                                 27,048,284
                                                                                                                          69,820,605
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,133,999,695)                                                                               1,556,378,204
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0%
            79,304    Baby Universe, Inc., expires October 2009
                           exercise price $6.40 @ ,##
                           (premiums paid $210,156)                                                                          344,917
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0.5%
Automotive - Truck Parts and Equipment - Replacement - 0%
            88,303    Motorcar Parts of America, Inc. - expires 5/17/12 ## , ss.                                              94,052
Casino Services 0.1%
           146,926    Pokertek, Inc. - expires 4/23/12 ## , ss.                                                              593,596
Data Processing and Management - 0.3%
           521,660    Infocrossing, Inc. - expires 10/16/08 ## , ss.                                                       5,318,844
Medical - Wholesale Drug Distributors - 0%
           305,000    Familymeds Group, Inc. - expires 9/29/10 ## , ss.                                                            0
Music - 0.1%
         1,425,000    Genius Products, Inc. - expires 12/5/10 ## , ss.                                                     1,072,028
Travel Services - 0%
           458,181    OneTravel Holdings, Inc. - expires 4/14/10 ## , ss.                                                          0
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $2,375,545)                                                                                           7,078,520
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.2%
         2,801,000    Janus Institutional Money Market Fund - Institutional Shares, 5.27% (cost $2,801,000)                2,801,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0%
           253,127    State Street Navigator Securities Lending Prime Portfolio + (cost $253,127)                            253,127
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,139,639,523) - 100%                                                                  $1,566,855,768
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2007 (unaudited)

Country                                            Value         % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                               $       65,466,890                    4.2%
Brazil                                        70,487,417                    4.5%
Canada                                       102,958,570                    6.6%
Cayman Islands                                18,171,050                    1.2%
China                                            690,174                    0.0%
United States ++                           1,309,081,667                   83.5%
--------------------------------------------------------------------------------
Total                                 $    1,566,855,768                  100.0%
                                      -----=============                  =====

++ Includes Short-Term Securities and Other Securities (83.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)


ADR           American Depositary Receipt

U.S. Shares   Securities of foreign companies trading on an American Stock
              Exchange.

*     Non-income-producing security.

@     Security is illiquid.

# Loaned security; a portion or all of the security is on loan as of July 31, 2007.

+ The security is purchased with the cash collateral received from securities on loan.

##    Schedule of Fair Valued Securities (as of July 31, 2007)

----------------------------------------------------------------------------------------------------------------------------------
                                                                  Value                      Value as a % of Investment Securities
----------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund

Baby Universe, Inc.                                            $ 5,963,349                                    0.4%
Baby Universe,                                                     344,917                                    0.0%
Inc.
Familymeds Group, Inc. - expires 9/29/10                                 -                                    0.0%
Genius Products, Inc. - expires 12/5/10                          1,072,028                                    0.1%
Infocrossing, Inc. - expires 10/16/08                            5,318,844                                    0.3%
Motorcar Parts of America, Inc.                                  6,510,889                                    0.4%
Motorcar Parts of America, Inc. - expires                           94,052                                    0.0%
5/17/12
Pokertek, Inc.                                                   4,987,665                                    0.3%
Pokertek, Inc. - expires 4/23/12                                   593,596                                    0.1%
OneTravel Holdings, Inc. - expires 4/14/10                               -                                    0.0%
Ronco Fi-Tek, Inc.                                                       -                                    0.0%
Wyndcrest Holdings, LLC                                          7,291,120                                    0.5%
----------------------------------------------------------------------------------------------------------------------------------
                                                               $32,176,460                                    2.1%
----------------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of July 31, 2007)

                                                                                                                       Value as a %
                                                              Acquisition          Acquisition                         of Investment
                                                                  Date                 Cost               Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund

Baby Universe, Inc. ##                                          6/14/07          $  4,766,014        $   5,963,349              0.4%
Familymeds Group, Inc. - expires 9/29/10 ##                     9/23/05               381,250                    -              0.0%
Genius Products, Inc.                                           12/5/05             8,417,000           12,967,500              0.8%
Genius Products, Inc. - expires 12/5/10 ##                      12/5/05             1,083,000            1,072,028              0.1%
Hythiam, Inc.                                                   12/12/06            5,000,004            5,068,497              0.3%
Infocrossing, Inc. - expires 10/16/08 ##                        10/16/03                    -            5,318,844              0.3%
Motorcar Parts of America, Inc. ##                              5/17/07             6,276,886            6,510,889              0.4%
Motorcar Parts of America, Inc. - expires 5/17/12 ##            5/17/07               198,682               94,052              0.0%
OneTravel Holdings, Inc. - expires 4/14/10 ##                   4/14/05                     -                    -              0.0%
Pokertek, Inc. ##                                               4/23/07             3,632,884            4,987,665              0.3%
Pokertek, Inc. - expires 4/23/12 ##                             4/23/07               712,613              593,596              0.1%
Polytec Asset Holdings, Ltd.                                     5/5/06             7,213,100            9,208,529              0.6%
Ronco Fi-Tek, Inc. ##                                       6/24/05 - 9/6/06        6,000,000                    -              0.0%
UTEK Corp.                                                      8/12/05             2,575,204            3,706,908              0.2%
ValueVision Media, Inc.                                          7/8/05            18,754,252           15,531,930              1.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 $ 65,010,889        $  71,023,787              4.5%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2007. The issuer incurs all registration costs.

@@@ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
                                          Purchases                        Sales                 Realized      Divdend      Value
                                  Shares             Cost          Shares          Cost         Gain/(Loss)     Income    at 7/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund

Baby Universe, Inc.               777,490       $  4,766,014              -     $         -      $        -     $    -  $  5,963,349

Century Casinos, Inc.                   -                  -              -               -               -          -    13,462,482

Genius Products, Inc.                   -                  -              -               -               -          -    12,967,500

Health Grades, Inc.               649,880          3,174,344              -               -               -          -     9,740,480

Infocrossing, Inc.                      -                  -         21,470         225,435          51,953          -    29,992,024

Intermap Technologies, Ltd.             -                  -              -               -               -          -    14,739,868

Kroton Educacional S.A.           630,470         14,328,100              -               -               -          -    14,294,626

LivePerson, Inc.                        -                  -              -               -               -          -    16,455,801

Motorcar Parts of America,
Inc.                              588,688          6,276,886              -               -               -          -     6,510,889

Navisite, Inc.                  3,216,205         14,472,923              -               -               -          -    27,048,284

NuCo2, Inc.                             -                  -              -               -               -          -    20,300,149

Omnicell, Inc.                          -                  -        929,155      12,670,211       7,715,233          -    22,699,707

Pokertek, Inc.                    482,833          3,632,884              -               -               -          -     4,987,665

Ronco Fi-Tek, Inc.                      -                  -              -               -               -          -             -

Ultimate Software Group, Inc.           -                  -         69,690         766,590       1,048,646          -    45,739,280

ValueVision Media, Inc.                 -                  -              -               -               -          -    15,531,930

Workstream, Inc. (U.S. Shares)          -                  -              -               -               -          -     5,601,582
------------------------------------------------------------------------------------------------------------------------------------
                                                $ 46,651,150                    $13,662,236     $ 8,815,832     $    -  $266,035,616
------------------------------------------------------------------------------------------------------------------------------------

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.7%
Advertising Services - 0.5%
         1,441,611    WPP Group PLC                                                                                   $   20,655,093
Agricultural Chemicals - 3.6%
         1,212,750    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              97,917,435
           338,784    Syngenta A.G.                                                                                       63,955,430
                                                                                                                         161,872,865
Apparel Manufacturers - 3.5%
        11,401,600    Esprit Holdings, Ltd.                                                                              154,433,211
Applications Software - 1.3%
        12,483,726    Misys PLC                                                                                           60,086,313
Audio and Video Products - 1.1%
           961,600    Sony Corp.                                                                                          50,874,198
Automotive - Cars and Light Trucks - 1.9%
           941,097    BMW A.G.                                                                                            58,291,453
         2,503,714    Nissan Motor Company, Ltd.                                                                          26,629,015
                                                                                                                          84,920,468
Broadcast Services and Programming - 1.3%
         1,335,950    Liberty Global, Inc. - Class A*                                                                     56,016,384
Building - Residential and Commercial - 6.5%
         1,757,180    Centex Corp.                                                                                        65,560,386
         2,440,245    Lennar Corp. - Class A                                                                              74,817,911
         3,716,905    Pulte Homes, Inc.                                                                                   71,884,943
         2,304,270    Ryland Group, Inc. **                                                                               76,616,977
                                                                                                                         288,880,217
Building and Construction Products - Miscellaneous - 0.4%
           464,513    USG Corp.*                                                                                          19,281,935
Cellular Telecommunications - 1.6%
        23,834,313    Vodafone Group PLC                                                                                  72,316,159
Chemicals - Diversified - 1.6%
           961,500    Shin-Etsu Chemical Company, Ltd.                                                                    71,186,446
Computers - 6.0%
         9,599,845    Dell, Inc.*                                                                                        268,507,665
Distribution/Wholesale - 0.8%
        10,810,400    Li & Fung, Ltd.                                                                                     37,693,014
Diversified Operations - 1.5%
         5,146,000    Galaxy Entertainment Group, Ltd.*                                                                    5,205,641
         1,315,362    Tyco International, Ltd. (U.S. Shares)                                                              62,203,469
                                                                                                                          67,409,110
E-Commerce/Products - 1.0%
           538,645    Amazon.com, Inc.*                                                                                   42,305,178
E-Commerce/Services - 4.3%
         2,448,600    eBay, Inc.*                                                                                         79,334,641
         2,415,176    Expedia, Inc.*                                                                                      64,267,833
         1,730,630    IAC/InterActiveCorp*                                                                                49,738,306
                                                                                                                         193,340,780
Electronic Components - Miscellaneous - 3.4%
         2,586,918    Koninklijke (Royal) Philips Electronics N.V.                                                       104,256,691
         1,315,362    Tyco Electronics, Ltd.*                                                                             47,116,267
                                                                                                                         151,372,958
Electronic Components - Semiconductors - 2.7%
        11,281,474    ARM Holdings PLC                                                                                    33,491,897
            53,150    Samsung Electronics Company, Ltd.                                                                   34,989,400
         1,507,970    Texas Instruments, Inc.                                                                             53,065,464
                                                                                                                         121,546,761
Energy - Alternate Sources - 0.3%
           291,210    Suntech Power Holdings Company, Ltd. (ADR)*                                                         11,744,499
Finance - Investment Bankers/Brokers - 5.4%
         1,132,180    Citigroup, Inc.                                                                                     52,725,623
         2,677,743    JP Morgan Chase & Co.                                                                              117,847,469
         1,243,401    UBS A.G.                                                                                            68,979,106
                                                                                                                         239,552,198
Finance - Mortgage Loan Banker - 1.6%
           362,915    Fannie Mae                                                                                          21,716,834
         1,027,010    Housing Development Finance Corporation, Ltd.                                                       50,918,925
                                                                                                                          72,635,759
Food - Retail - 0.5%
           311,821    Metro A.G.                                                                                          24,188,745
Insurance Brokers - 3.9%
         4,263,435    Willis Group Holdings, Ltd.                                                                        173,052,827
Investment Companies - 0.2%
           359,756    RHJ International*                                                                                   7,282,044
Medical - Biomedical and Genetic - 1.0%
           835,515    Amgen, Inc.*                                                                                        44,900,576
Medical - Drugs - 2.1%
           591,445    Merck & Company, Inc.                                                                               29,365,244
           942,815    Pfizer, Inc.                                                                                        22,165,581
           248,944    Roche Holding A.G.                                                                                  44,085,670
                                                                                                                          95,616,495
Medical - HMO - 2.0%
           433,315    Aetna, Inc.                                                                                         20,829,452
           344,385    Coventry Health Care, Inc.*                                                                         19,220,127
         1,055,235    UnitedHealth Group, Inc.                                                                            51,105,031
                                                                                                                          91,154,610
Medical Products - 1.2%
         1,315,362    Covidien, Ltd.*                                                                                     53,864,074
Multimedia - 0.5%
         1,396,544    Publishing & Broadcasting, Ltd.                                                                     21,848,921
Networking Products - 2.2%
         3,444,040    Cisco Systems, Inc.*                                                                                99,567,196
Pharmacy Services - 2.1%
         1,170,830    Medco Health Solutions, Inc.*                                                                       95,153,354
Property and Casualty Insurance - 2.6%
         2,966,500    Millea Holdings, Inc.                                                                              117,508,697
Real Estate Management/Services - 1.1%
           238,900    Daito Trust Construction Company, Ltd.                                                              11,859,877
         1,437,000    Mitsubishi Estate Company, Ltd.                                                                     36,517,842
                                                                                                                          48,377,719
Real Estate Operating/Development - 1.1%
         9,779,000    CapitaLand, Ltd.                                                                                    47,704,174
Reinsurance - 2.4%
            29,440    Berkshire Hathaway, Inc. - Class B*                                                                106,101,760
Retail - Apparel and Shoe - 1.8%
         1,303,300    Industria de Diseno Textil S.A.                                                                     78,127,424
Retail - Consumer Electronics - 1.2%
           539,670    Yamada Denki Company, Ltd.                                                                          54,017,944
Retail - Drug Store - 1.6%
         1,979,825    CVS/Caremark Corp.                                                                                  69,670,042
Schools - 0.5%
           379,815    Apollo Group, Inc. - Class A*                                                                       22,450,865
Semiconductor Components/Integrated Circuits - 1.2%
         2,999,585    Marvell Technology Group, Ltd.*                                                                     53,992,530
Semiconductor Equipment - 0.6%
           872,608    ASML Holding N.V.*                                                                                  25,602,001
Soap and Cleaning Preparations - 1.0%
           846,332    Reckitt Benckiser PLC                                                                               45,312,049
Telecommunication Equipment - Fiber Optics - 0.5%
         1,003,350    Corning, Inc.*                                                                                      23,919,864
Telephone - Integrated - 1.7%
         3,724,495    Sprint Nextel Corp.                                                                                 76,463,882
Television - 6.3%
        21,118,116    British Sky Broadcasting Group PLC                                                                 283,590,428
Transportation - Services - 1.1%
           632,700    United Parcel Service, Inc. - Class B                                                               47,908,044
Web Portals/Internet Service Providers - 3.0%
         5,819,560    Yahoo!, Inc.*                                                                                      135,304,770
Wireless Equipment - 2.0%
         3,134,155    Nokia Oyj                                                                                           89,650,515
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,353,634,114)                                                                               4,278,962,761
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.3%
        20,717,545    Janus Institutional Cash Management Fund - Institutional Shares, 5.35%                              20,717,545
       173,623,209    Janus Institutional Money Market Fund - Institutional Shares, 5.27%                                173,623,209
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $194,340,754)                                                                                  194,340,754

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,547,974,868) - 100%                                                                  $4,473,303,515
------------------------------------------------------------------------------------------------------------------------------------


               Summary of Investments by Country -(Long Positions)
                            July 31, 2007 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $       21,848,921              0.5%
Belgium                                              7,282,044              0.2%
Bermuda                                            481,375,051             10.8%
Canada                                              97,917,435              2.2%
Cayman Islands                                      11,744,499              0.3%
Finland                                             89,650,515              2.0%
Germany                                             82,480,198              1.8%
Hong Kong                                            5,205,641              0.1%
India                                               50,918,925              1.1%
Japan                                              368,594,019              8.2%
Netherlands                                        129,858,692              2.9%
Singapore                                           47,704,174              1.1%
South Korea                                         34,989,400              0.8%
Spain                                               78,127,424              1.7%
Switzerland                                        177,020,206              4.0%
United Kingdom                                     515,451,939             11.5%
United States  ++                                2,273,134,432             50.8%
--------------------------------------------------------------------------------
Total                                       $    4,473,303,515            100.0%
                                                 =============            ======

++ Includes Short-Term Securities (46.5% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR            American Depositary Receipt

PLC            Public Limited Company

U.S. Shares    Securities of foreign companies trading on an American Stock
               Exchange.

*     Non-income-producing security.


** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2007.

-----------------------------------------------------------------------------------------------------------------------------------
                                   Purchases                     Sales                  Realized       Dividend         Value
                                   Shares           Cost        Shares      Cost      Gain/(Loss)       Income        at 7/31/07
-----------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund
-----------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc.                 2,308,700    $93,626,620        4,430   $197,177      $ (9,128)     $  227,711     $ 76,616,977
-----------------------------------------------------------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for INTECH Risk-Managed Stock Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus Fund, Janus Fundamental Equity Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund (formerly named Janus Research
Fund), Janus Global Technology Fund, Janus Government Money Market Fund, Janus Growth and Income Fund, Janus High-Yield Fund, Janus Mid Cap Value Fund, Janus Money Market Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Fund (formerly named Janus Mercury Fund), Janus Short-Term Bond Fund, Janus Small Cap Value Fund, Janus Tax-Exempt Money Market Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund and Janus Worldwide Fund (collectively the "Funds" and individually a "Fund") and Janus Smart Portfolio - Conservative, Janus Smart Portfolio - Growth and Janus Smart Portfolio - Moderate (collectively the "Portfolios" and individually a "Portfolio"). The Funds and Portfolios are part of Janus Investment Fund (the "Trust").

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund, Janus Money Market Fund and Janus Tax-Exempt Money Market Fund (the "Money Market Funds") are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of non-valued securities and restricted or nonpublic securities. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

State Street Bank and Trust Company ("State Street") served as the Funds' lending agent for the period August 1, 2006 through May 24, 2007. Effective May 25, 2007, Dresdner Bank AG became the lending agent for the Funds. As of July 31, 2007, the Funds had securities on loan with State Street, as well as Dresdner, as the transition between the two parties was not complete as of the quarter-end date.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, money market mutual funds, or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in unaffiliated money market funds or other accounts.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of July 31, 2007, the following Funds had on loan securities valued as indicated:

-------------------------------------------------------------------------
                                                          Value at
  Fund                                                 July 31, 2007
-------------------------------------------------------------------------
INTECH Risk-Managed Stock Fund                        $ 14,004,101
-------------------------------------------------------------------------
Janus Balanced Fund                                    650,979,505
-------------------------------------------------------------------------
Janus Contrarian Fund                                    866,445
-------------------------------------------------------------------------
Janus Enterprise Fund                                  215,080,904
-------------------------------------------------------------------------
Janus Flexible Bond Fund                               186,341,651
-------------------------------------------------------------------------
Janus Fund                                             719,721,349
-------------------------------------------------------------------------
Janus Fundamental Equity Fund                          49,149,533
-------------------------------------------------------------------------
Janus Global Life Sciences Fund                        110,725,542
-------------------------------------------------------------------------
Janus Global Research Fund                              8,352,063
-------------------------------------------------------------------------
Janus Growth and Income Fund                           258,742,866
-------------------------------------------------------------------------
Janus Mid Cap Value Fund                               693,402,183
-------------------------------------------------------------------------
Janus Orion Fund                                       244,360,665
-------------------------------------------------------------------------
Janus Overseas Fund                                    372,272,237
-------------------------------------------------------------------------
Janus Research Fund                                      467,890
-------------------------------------------------------------------------
Janus Short-Term Bond Fund                             42,459,114
-------------------------------------------------------------------------
Janus Small Cap Value Fund                              1,454,436
-------------------------------------------------------------------------
Janus Triton Fund                                      17,867,384
-------------------------------------------------------------------------
Janus Twenty Fund                                      344,895,499
-------------------------------------------------------------------------
Janus Venture Fund                                       246,223
-------------------------------------------------------------------------

As of July 31, 2007, the following Funds received cash collateral for securities lending activity as indicated:

-------------------------------------------------------------------------
                               Cash Collateral at
  Fund                                                 July 31, 2007
-------------------------------------------------------------------------
INTECH Risk-Managed Stock Fund                        $14,508,350
-------------------------------------------------------------------------
Janus Balanced Fund                                    664,223,711
-------------------------------------------------------------------------
Janus Contrarian Fund                                    951,524
-------------------------------------------------------------------------
Janus Enterprise Fund                                  221,393,079
-------------------------------------------------------------------------
Janus Flexible Bond Fund                               190,118,344
-------------------------------------------------------------------------
Janus Fund                                             742,094,506
-------------------------------------------------------------------------
Janus Fundamental Equity Fund                          50,984,537
-------------------------------------------------------------------------
Janus Global Life Sciences Fund                        113,818,708
-------------------------------------------------------------------------
Janus Global Research Fund                              8,679,675
-------------------------------------------------------------------------
Janus Growth and Income Fund                           269,034,448
-------------------------------------------------------------------------
Janus Mid Cap Value Fund                               714,343,673
-------------------------------------------------------------------------
Janus Orion Fund                                       250,889,335
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Janus Overseas Fund                                    386,539,282
-------------------------------------------------------------------------
Janus Research Fund                                      496,990
-------------------------------------------------------------------------
Janus Short-Term Bond Fund                             43,320,565
-------------------------------------------------------------------------
Janus Small Cap Value Fund                              1,502,337
-------------------------------------------------------------------------
Janus Triton Fund                                      18,691,385
-------------------------------------------------------------------------
Janus Twenty Fund                                      354,788,200
-------------------------------------------------------------------------
Janus Venture Fund                                       253,127
-------------------------------------------------------------------------

As of July 31, 2007, all cash collateral received by the Funds was invested in the State Street Navigator Securities Lending Prime Portfolio or the Allianz Dresdner Daily Asset Fund, except for Janus Research Fund, which also invested $496,990 in Foreign Government Bonds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. The borrower pays fees at the Funds' direction to their Lending Agent. The Lending Agent may retain a portion of the interest earned. The cash collateral invested by the Lending Agent is disclosed in the Schedule of Investments (if applicable).

During the quarter ended July 31, 2007, there were no such securities lending agreements for Janus Federal Tax-Exempt Fund, the Money Market Funds and Janus Smart Portfolios.

Futures Contracts

The Funds, except the Money Market Funds, and particularly INTECH Risk-Managed Stock Fund, may enter into futures contracts. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian. As of July 31, 2007, only INTECH Risk-Managed Stock Fund was invested in futures contracts.

Forward Currency Transactions

The Funds, except INTECH Risk-Managed Stock Fund and the Money Market Funds, may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds, except INTECH Risk-Managed Stock Fund, may engage in "short sales against the box." Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Funds, except INTECH Risk-Managed Stock Fund,Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and the Money Market Funds, may also engage in "naked" (uncovered) short sales. Naked short sales involve a Fund selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Fund must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Fund sold the security short and the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that the Fund will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. There is no limit to the size of any loss that the Fund may recognize upon termination of a short sale. Short sales held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable).


Mortgage Dollar Rolls

Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Fund sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Fund will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price.

Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund did not participate in mortgage dollar rolls during the quarter ended July 31, 2007.

Bank Loans

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR").

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average value of borrowings outstanding under bank loan arrangements and the related rate range during the quarter ended July 31, 2007 are indicated in the table below:

--------------------------------------------------------------------------------

 Fund                            Average Monthly Value              Rates
--------------------------------------------------------------------------------
Janus Balanced Fund                 22,986,629                 1.75%-8.11375%
--------------------------------------------------------------------------------
Janus Flexible Bond Fund            24,162,324                 2.10% - 9.00%
--------------------------------------------------------------------------------
Janus High-Yield Fund               16,095,582                 2.00% - 12.36%.
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund          18,214,952                 5.18% - 10.00%
--------------------------------------------------------------------------------

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

As of July 31, 2007, Janus Balanced Fund, Janus Federal Tax-Exempt Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund did not hold TBA securities.

Additional Investment Risk

The Funds, particularly Janus Flexible Bond Fund and Janus High-Yield Fund, may be invested in lower- rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer. INTECH Risk-Managed Stock Fund does not intend to invest in high-yield/high-risk bonds.

Swaps
The Funds may enter into swap agreements to hedge their exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.


Options Contracts
The Funds, except the Money Market Funds, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds, except INTECH Risk-Managed Stock Fund and the Money Market Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Options Contracts Written
Written option activity for the period ended
July 31, 2007 was as follows:


                                                 Number of           Premiums
Call Options                                     Contracts           Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2006                   -         $         -
Options written                                      70,911           9,465,182
Options closed                                       (8,857)         (3,021,971)
Options expired                                     (36,179)         (3,505,854)
Options exercised                                         -                   -
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                 25,875         $ 2,937,357
--------------------------------------------------------------------------------

                                                 Number of           Premiums
Put Options                                      Contracts           Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2006                     -      $          -
Options written                                     1,488,890        77,068,751
Options closed                                       (470,872)      (27,798,886)
Options expired                                             -                 -
Options exercised                                        (118)          (32,096)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                1,017,900      $ 49,237,769
--------------------------------------------------------------------------------


                                                 Number of           Premiums
Call Options                                     Contracts           Received
--------------------------------------------------------------------------------
Janus Enterprise Fund
Options outstanding at October 31, 2006                   -           $       -
Options written                                       1,272             667,536
Options closed                                            -                   -
Options expired                                           -                   -
Options exercised                                         -                   -
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                  1,272           $ 667,536
--------------------------------------------------------------------------------


                                                Number of            Premiums
Call Options                                    Contracts            Received
-------------------------------------------------------------------------------
Janus Fund
Options outstanding at October 31, 2006            29,787          $ 1,992,219
Options written                                   109,048(1)         5,143,053
Options closed                                     (7,658)            (908,961)
Options expired                                  (111,485)          (4,663,592)
Options exercised                                    (653)             (31,787)
-------------------------------------------------------------------------------
Options outstanding at July 31, 2007               19,039          $ 1,530,932
-------------------------------------------------------------------------------
(1) Adjusted for NRG Energy, Inc. 2 for 1 stock split 6/1/07

                                                 Number of           Premiums
Put Options                                      Contracts           Received
--------------------------------------------------------------------------------
Janus Fund
Options outstanding at October 31, 2006                  -           $        -
Options written                                     44,347            2,232,584
Options closed
Options expired                                    (40,339)          (1,422,981)
Options exercised                                                             -
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                 4,008           $  809,603
--------------------------------------------------------------------------------


                                               Number of              Premiums
Call Options                                   Contracts              Received
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund
Options outstanding at October 31, 2006                 -           $         -
Options written                                    28,667(1)          3,136,673
Options closed                                     (4,532)             (877,552)
Options expired                                    (1,793)             (318,732)
Options exercised
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007               22,342           $ 1,940,389
--------------------------------------------------------------------------------
(1) Adjusted for Marathon Oil Corp. 2 for 1 stock split 6/19/07

                                               Number of              Premiums
Put Options                                    Contracts              Received
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund
Options outstanding at October 31, 2006                -             $       -
Options written                                      920               133,433
Options closed                                      (920)             (133,433)
Options expired
Options exercised
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                   -             $       -
--------------------------------------------------------------------------------

                                                   Number of          Premiums
Call Options                                       Contracts          Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2006                 1,032          $241,312
Options written                                        26,757(1)      7,080,642
Options closed                                        (23,662)       (5,217,666)
Options expired                                        (1,032)         (241,312)
Options exercised                                           -                 -
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                    3,095       $ 1,862,976
--------------------------------------------------------------------------------
(1) Adjusted for GameStop Corp. - Class A 2 for 1 stock split 3/19/07

                                                  Number of           Premiums
Put Options                                       Contracts           Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2006                    -             $    -
Options written                                          290             82,357
Options closed                                          (290)           (82,357)
Options expired                                            -                  -
Options exercised                                          -                  -
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                       -             $    -
--------------------------------------------------------------------------------

                                                 Number of            Premiums
Call Options                                     Contracts            Received
--------------------------------------------------------------------------------
Janus Growth and Income Fund
Options outstanding at October 31, 2006                     -       $         -
Options written                                        13,032         1,161,972
Options closed                                         (4,067)         (828,180)
Options expired                                        (8,965)         (333,792)
Options exercised                                           -                 -
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                        -       $         -
--------------------------------------------------------------------------------

                                                 Number of            Premiums
Put Options                                      Contracts            Received
--------------------------------------------------------------------------------
Janus Growth and Income Fund
Options outstanding at October 31, 2006                     -       $         -
Options written                                         9,482         1,375,226
Options closed                                         (9,482)       (1,375,226)
Options expired                                             -                 -
Options exercised                                           -                 -
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                        -       $         -
--------------------------------------------------------------------------------


                                                 Number of            Premiums
Call Options                                     Contracts            Received
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund
Options outstanding at October 31, 2006                     -       $         -
Options written                                         5,500         1,114,805
Options closed                                         (5,500)       (1,114,805)
Options expired                                             -                 -
Options exercised                                           -                 -
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                        -       $         -
--------------------------------------------------------------------------------


                                                 Number of            Premiums
Call Options                                     Contracts            Received
--------------------------------------------------------------------------------
Janus Research Fund
Options outstanding at October 31, 2006                     -       $         -
Options written                                        12,773         7,026,627
Options closed                                         (1,977)         (480,089)
Options expired                                        (8,917)       (5,404,124)
Options exercised                                           -                 -
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                    1,879       $ 1,142,414
--------------------------------------------------------------------------------

                                                 Number of           Premiums
Call Options                                     Contracts           Received
--------------------------------------------------------------------------------
Janus Triton Fund
Options outstanding at October 31, 2006                    -          $      -
Options written                                        1,684           379,024
Options closed                                         (256)          (96,191)
Options expired                                        (959)         (145,724)
Options exercised                                          -                 -
--------------------------------------------------------------------------------
Options outstanding at July 31, 2007                     469          $137,109
--------------------------------------------------------------------------------

Interfund Lending

Pursuant to an exemptive order received from the SEC, each Fund may be party to an interfund lending agreement between the Fund and other Janus Capital sponsored mutual funds, which permits it to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended July 31, 2007, there were no outstanding borrowing or lending arrangements for the Funds.

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price. As of July 31, 2007, the Funds were not invested in when-issued securities.

Initial Public Offerings

The Funds, except the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Restricted Security Transactions

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

The Funds may invest in money market funds, including funds managed by Janus Capital. During the period ended July 31, 2007, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                                    Purchases                  Sales             Dividend                  Value
                                                  Shares/Cost            Shares/Cost               Income             at 7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund- Institutional Shares
INTECH Risk-Managed Stock Fund                  $   9,018,637           $          -           $  188,918           $  9,018,637
Janus Balanced Fund                                70,237,867             67,883,283            1,150,289              2,354,584
Janus Contrarian Fund                             209,430,992            187,094,989            1,230,380             22,336,003
Janus Enterprise Fund                              22,074,098              1,475,053              298,542             20,599,045
Janus Flexible Bond Fund                           32,110,304             32,110,304               69,883                      -
Janus Fund                                        216,010,865            159,793,865            1,100,795             56,217,000
Janus Fundamental Equity Fund                      14,330,816             14,254,966               67,400                 75,850
Janus Global Life Sciences Fund                     5,669,635              5,669,635               10,088                      -
Janus Global Opportunities Fund                     5,359,527              3,870,680               21,846              1,488,847
Janus Global Research Fund                          6,622,909              6,622,909               19,808                      -
Janus Global Technology Fund                       17,847,901             17,173,668               34,077                674,233
Janus Growth and Income Fund                      284,057,337            279,396,037              252,142              4,661,300
Janus High-Yield Fund                              50,353,071             34,620,216              412,642             15,732,855
Janus Mid Cap Value Fund                          395,561,628            151,409,188            5,881,700            244,152,440
Janus Orion Fund                                   19,466,874              4,574,708               63,143             14,892,166
Janus Overseas Fund                               153,114,706            104,550,216              340,452             48,564,490
Janus Research Fund                                95,833,914             62,533,581              360,630             33,300,333
Janus Short-Term Bond Fund                          5,537,073              4,319,041               27,484              1,218,032
Janus Small Cap Value Fund                        124,150,739             12,110,911            2,165,109            112,039,828
Janus Triton Fund                                   4,478,251              2,929,466               10,737              1,548,785
Janus Twenty Fund                                 334,964,252            289,251,596            2,097,714             45,712,656
Janus Venture Fund                                  5,974,038              5,974,038                3,151                      -
Janus Worldwide Fund                               49,515,160             28,797,615              247,896             20,717,545
---------------------------------------------------------------------------------------------------------------------------------
                                               $2,131,720,594         $1,476,415,965          $16,054,826          $ 655,304,629
---------------------------------------------------------------------------------------------------------------------------------

                                                    Purchases                  Sales             Dividend                  Value
                                                  Shares/Cost            Shares/Cost               Income             at 7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
INTECH Risk-Managed Stock Fund                  $  11,832,080           $ 21,891,919            $  66,221             $        -
Janus Balanced Fund                                50,519,178             79,243,178              152,669                      -
Janus Contrarian Fund                             127,258,241            137,841,241              383,086                      -
Janus Enterprise Fund                              49,821,332             53,216,332               87,324                      -
Janus Flexible Bond Fund                           42,368,031             45,972,031               75,949                      -
Janus Fund                                        246,646,598            252,766,598              418,617                      -
Janus Fundamental Equity Fund                      10,951,838             22,367,338              177,039                      -
Janus Global Life Sciences Fund                     9,369,000              9,369,000                7,200                      -
Janus Global Opportunities Fund                     7,017,040              7,017,040               13,169                      -
Janus Global Research Fund                          6,933,984              7,231,984               16,419                      -
Janus Global Technology Fund                       47,868,602             48,226,112              100,895                      -
Janus Growth and Income Fund                      185,578,233            221,348,233              337,797                      -
Janus High-Yield Fund                              33,606,971             39,708,950              245,673                      -
Janus Mid Cap Value Fund                          250,572,956            458,085,547            3,118,215                      -
Janus Orion Fund                                  231,631,663            268,913,253            2,226,116                      -
Janus Overseas Fund                               116,144,531            125,951,531              294,918                      -
Janus Research Fund                               105,284,606            136,463,606              278,634                      -
Janus Short-Term Bond Fund                         19,347,163             21,293,163               27,366                      -
Janus Small Cap Value Fund                         36,187,057            201,360,746            1,154,255                      -
Janus Triton Fund                                   7,637,990              7,637,990               20,724                      -
Janus Twenty Fund                                 309,378,860            309,378,860            1,525,223                      -
Janus Venture Fund                                 19,617,579             25,800,579               17,736                      -
Janus Worldwide Fund                               62,663,586             79,209,586              125,554                      -
---------------------------------------------------------------------------------------------------------------------------------
                                               $1,988,237,119         $2,580,294,817          $10,870,799             $        -
---------------------------------------------------------------------------------------------------------------------------------

                                                    Purchases                  Sales             Dividend                  Value
                                                  Shares/Cost            Shares/Cost               Income             at 7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund - Institutional Shares
INTECH Risk-Managed Stock Fund                 $   58,212,433           $ 50,502,000           $  281,477          $   7,710,433
Janus Balanced Fund                               331,551,865            285,997,865              718,429             45,554,000
Janus Contrarian Fund                           1,020,613,011          1,020,613,011            1,244,678                      -
Janus Enterprise Fund                             137,045,709            132,216,947              207,686              4,828,762
Janus Flexible Bond Fund                          205,166,634            200,561,634              184,929              4,605,000
Janus Fund                                      1,108,776,226            686,280,135            1,886,911            422,496,091
Janus Fundamental Equity Fund                     138,395,789            127,042,639              197,260             11,353,150
Janus Global Life Sciences Fund                    89,207,877             89,207,877               67,966                      -
Janus Global Opportunities Fund                    23,763,518              8,429,000               78,469             15,334,518
Janus Global Research Fund                         50,395,405             50,395,405               69,177                      -
Janus Global Technology Fund                      106,131,119            102,367,436              222,199              3,763,683
Janus Growth and Income Fund                      795,594,682            725,867,982              898,743             69,726,700
Janus High-Yield Fund                             155,308,289            128,155,784              266,936             27,152,505
Janus Mid Cap Value Fund                        1,294,905,561          1,105,782,811            2,151,031            189,122,750
Janus Orion Fund                                  301,344,054             99,035,749            1,199,959            202,308,305
Janus Overseas Fund                             1,052,727,959            946,244,609            1,384,629            106,483,350
Janus Research Fund                               652,050,086            644,353,419              892,727              7,696,667
Janus Short-Term Bond Fund                         51,712,302             50,534,960               97,776              1,177,342
Janus Small Cap Value Fund                        281,121,344            219,277,089              851,780             61,844,255
Janus Triton Fund                                  21,819,982             19,628,236               34,543              2,191,746
Janus Twenty Fund                                 557,730,832            531,487,032              502,724             26,243,800
Janus Venture Fund                                 38,873,606             36,072,606               14,697              2,801,000
Janus Worldwide Fund                              475,740,595            302,117,386            1,191,970            173,623,209
---------------------------------------------------------------------------------------------------------------------------------
                                               $8,948,188,878         $7,562,171,612          $14,646,696         $1,386,017,266
---------------------------------------------------------------------------------------------------------------------------------

                                                    Purchases                  Sales             Dividend                  Value
                                                  Shares/Cost            Shares/Cost               Income             at 7/31/07
---------------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund - Institutional Shares
INTECH Risk-Managed Stock Fund                  $  38,009,617           $ 49,427,136           $  321,972             $        -
Janus Balanced Fund                               181,694,949            188,936,407              613,569                      -
Janus Contrarian Fund                             351,500,426            364,532,153              833,009                      -
Janus Enterprise Fund                             112,593,068            120,788,352              233,964                      -
Janus Flexible Bond Fund                           87,051,625             90,785,625               99,565                      -
Janus Fund                                        599,957,059            678,850,664            3,126,265                      -
Janus Fundamental Equity Fund                      52,849,584             59,197,084              148,617                      -
Janus Global Life Sciences Fund                    30,549,000             30,549,000               12,621                      -
Janus Global Opportunities Fund                     5,219,190              5,219,190               25,950                      -
Janus Global Research Fund                         16,897,644             17,055,583               26,529                      -
Janus Global Technology Fund                       79,645,663            100,361,892              138,214                      -
Janus Growth and Income Fund                      731,240,591            731,240,591            1,298,893                      -
Janus High-Yield Fund                              75,884,597             87,068,964              225,308                      -
Janus Mid Cap Value Fund                          412,078,356            689,258,035            4,258,222                      -
Janus Orion Fund                                  362,665,288            381,257,189            3,171,171                      -
Janus Overseas Fund                               657,139,654            702,351,823            1,534,267                      -
Janus Research Fund                               333,251,985            333,251,985              470,205                      -
Janus Short-Term Bond Fund                         26,968,576             31,052,475               38,653                      -
Janus Small Cap Value Fund                        174,591,271            257,939,142            1,271,250                      -
Janus Triton Fund                                  15,909,508             16,661,508               48,625                      -
Janus Twenty Fund                                 860,181,363          1,082,862,378            3,695,208                      -
Janus Venture Fund                                 35,166,003             35,166,003               19,299                      -
Janus Worldwide Fund                              303,353,019            303,353,019              432,501                      -
---------------------------------------------------------------------------------------------------------------------------------
                                               $5,544,398,036         $6,357,166,198          $22,043,877             $        -
---------------------------------------------------------------------------------------------------------------------------------

Affiliated Fund of Funds Transactions

The Portfolios may invest in certain funds within the Janus family of funds, of which the Funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended July 31, 2007, the following Portfolios had the following affiliated purchases and sales:

------------------------------------------------------------------------------------------------------------------------------------
                                                  Purchases                  Sales             Realized     Dividend       Value
                                             Shares       Cost       Shares         Cost      Gain/(Loss)    Income     at 7/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative
Janus Adviser INTECH Risk-Managed Growth
Fund - Class I Shares                         183,928    2,653,259   (13,554)    (181,238)     21,682     $   8,938    $   4,144,053
Janus Adviser INTECH Risk-Managed Value
Fund - Class I Shares                         223,183    2,674,982   (20,065)    (207,141)     44,591        30,661        4,020,375
Janus Adviser International Equity Fund -
Class I Shares                                139,831    1,654,430    (2,330)     (27,628)       (929)            -        1,564,767
Janus Contrarian Fund                          77,872    1,427,331   (15,485)    (255,548)     53,023       105,171        2,112,389
Janus Flexible Bond Fund                    2,075,758   19,489,584   (49,018)    (464,974)    (11,094)      616,832       27,815,353
Janus Growth and Income Fund                   42,351    1,676,710    (3,584)    (134,165)     15,945        24,346        2,648,149
Janus High-Yield Fund                         108,486    1,068,557    (2,728)     (26,326)        373        59,633        1,551,405
Janus Orion Fund                               94,470      993,279   (14,722)    (130,741)     34,948         1,659        1,693,027
Janus Overseas Fund                            57,457    2,778,244   (39,669)  (1,462,570)    623,797        27,140        3,313,857
Janus Research Fund(1)                         36,755      992,147    (5,648)    (134,327)     29,427           527        1,607,545
Janus Short-Term Bond Fund                  1,076,583    3,106,334  (534,647)  (1,532,279)      7,473        99,078        3,274,546
------------------------------------------------------------------------------------------------------------------------------------
                                                       $38,514,857            $(4,556,937)   $819,236     $ 973,985    $  53,745,466
------------------------------------------------------------------------------------------------------------------------------------

(1) Formerly named Janus Mercury Fund.


------------------------------------------------------------------------------------------------------------------------------------
                                                  Purchases                  Sales             Realized     Dividend       Value
                                             Shares       Cost       Shares         Cost      Gain/(Loss)    Income     at 7/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth
Janus Adviser INTECH Risk-Managed Growth
Fund - Class I Shares                         743,002   10,690,669    (8,087)     (112,563)       10,098     $ 51,130   $ 20,082,751
Janus Adviser INTECH Risk-Managed Value
Fund - Class I Shares                         882,994   10,522,188    (9,818)     (123,222)         (561)     175,606     19,464,803
Janus Adviser International Equity Fund -
Class I Shares                              1,148,792   13,597,121    (6,637)      (78,840)           13            -     12,997,721
Janus Flexible Bond Fund                    1,799,526   16,902,080  (216,292)   (2,044,680)       (7,900)     730,993     25,668,758
Janus Growth and Income Fund                  180,997    7,066,722   (67,440)   (2,543,288)      295,077      130,065     11,747,253
Janus High-Yield Fund                         257,475    2,539,559    (2,728)      (27,174)        (890)      276,579      4,290,933
Janus Orion Fund                              347,043    3,581,413   (37,898)     (345,049)       83,788        9,250      7,830,437
Janus Overseas Fund                           331,692   15,729,422  (305,889)  (11,353,609)    4,742,299      231,983     21,458,179
Janus Research Fund(1)                        222,790    5,966,523    (2,362)      (60,100)        9,992        4,109     11,880,911
Janus Twenty Fund                             101,836    5,752,525    (7,729)     (393,521)       81,953       37,064     11,954,845
------------------------------------------------------------------------------------------------------------------------------------
                                                       $92,348,222            $(17,082,046)  $ 5,213,869  $ 1,646,779  $ 147,376,591
------------------------------------------------------------------------------------------------------------------------------------

(1) Formerly named Janus Mercury Fund.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Purchases                  Sales             Realized     Dividend       Value
                                             Shares       Cost       Shares         Cost      Gain/(Loss)    Income     at 7/31/07
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate
Janus Adviser INTECH Risk-Managed Growth
Fund - Class I Shares                         357,744    5,143,622    (7,241)     (95,428)        12,273    $ 32,030   $  11,044,207
Janus Adviser INTECH Risk-Managed Value
Fund - Class I Shares                         398,427    4,746,909   (20,052)    (206,572)        45,278     100,007       9,734,799
Janus Adviser International Equity Fund -
Class I Shares                                536,110    6,347,294    (3,194)     (37,847)        (1,070)          -       6,064,595
Janus Flexible Bond Fund                    2,058,266   19,329,299   (21,852)    (207,025)        (4,748)    913,606      34,894,124
Janus Growth and Income Fund                  128,239    5,038,569   (50,257)  (1,907,913)       205,238      17,582       9,244,307
Janus High-Yield Fund                         165,310    1,628,853    (1,879)     (18,059)           330     132,479       3,005,898
Janus Orion Fund                              134,310    1,398,359   (20,838)    (184,262)        50,203       4,288       3,285,197
Janus Overseas Fund                           157,061    7,508,188  (151,644)  (5,537,085)     2,439,703     132,477      11,788,715
Janus Research Fund(1)                        132,794    3,689,451    (1,285)     (30,724)         6,053       1,814       6,234,397
Janus Short-Term Bond Fund                    812,498    2,343,368  (205,873)    (590,858)         2,053     124,753       4,228,463
Janus Twenty Fund                              32,886    1,873,080    (3,851)    (190,765)        44,511      14,319       4,180,064
------------------------------------------------------------------------------------------------------------------------------------
                                                       $59,046,992            $(9,006,538)   $ 2,799,824  $1,473,355   $ 103,704,766
------------------------------------------------------------------------------------------------------------------------------------

(1) Formerly named Janus Mercury Fund.



Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2007, the Funds' and Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------------------------------------------------------
                                            Federal Tax Cost      Unrealized        Unrealized             Net
                                                                 Appreciation     (Depreciation)      Appreciation/
                                                                                                     (Depreciation)
 Fund
----------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Stock Fund               $ 502,039,356     $  53,357,428      $ (16,644,783)      $ 36,712,645
----------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                           2,885,297,523      404,490,940       (24,432,745)        380,058,195
----------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                         5,742,129,245     2,097,583,169      (230,393,330)      1,867,189,839
----------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                         1,505,785,647      764,719,324       (47,069,381)        717,649,943
----------------------------------------------------------------------------------------------------------------------
Janus Federal Tax-Exempt Fund                  93,517,035          123,047          (1,706,195)        (1,583,148)
----------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                       933,712,965        4,917,788        (11,511,709)        (6,593,921)
----------------------------------------------------------------------------------------------------------------------
Janus Fund                                    9,813,744,791      2,966,162,047     (223,104,140)      2,743,057,907
----------------------------------------------------------------------------------------------------------------------
Janus Fundamental Equity Fund                  936,849,794       213,904,782       (39,195,882)        174,708,900
----------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                756,965,955       203,949,795       (21,829,853)        182,119,942
----------------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund                136,146,144        43,589,942        (4,759,727)        38,830,215
----------------------------------------------------------------------------------------------------------------------
Janus Global Research Fund                     192,732,587        30,269,351        (6,328,222)        23,941,129
----------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                   675,565,225       266,885,390       (29,194,108)        237,691,282
----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                  5,657,516,057     1,369,239,209      (171,822,379)      1,197,416,830
----------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                          596,505,797        3,175,414        (31,352,566)       (28,177,152)
----------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund                      6,525,597,535      904,057,883       (188,181,807)       715,876,076
----------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                              3,004,653,245     1,301,098,654      (56,730,705)       1,244,367,949
----------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                           7,296,774,254     2,549,369,534      (303,341,424)      2,246,028,110
----------------------------------------------------------------------------------------------------------------------
Janus Research Fund                           3,779,065,243      779,562,338       (135,193,636)       644,368,702
----------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                     208,614,320         403,787          (2,009,631)        (1,605,844)
----------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund                    1,486,910,873      272,556,299       (121,452,217)       151,104,082
----------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                              123,123,425        17,165,167        (6,017,728)        11,147,439
----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                             7,070,411,249     3,839,932,358      (121,039,725)      3,718,892,633
----------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                            1,140,898,600      493,813,675       (67,856,507)        425,957,168
----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                          3,580,829,324     1,066,922,593      (174,448,402)       892,474,191
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                           Federal Tax       Unrealized         Unrealized          Net
                                           Cost              Appreciation       (Depreciation)      Appreciation/
 Portfolio                                                                                          (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative         $ 52,792,349       $ 1,543,622        $ (590,505)          $ 953,117
----------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth               138,832,379         9,946,181         (1,401,969)          8,544,212
----------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate              99,451,711         5,251,259          (998,204)           4,253,055
----------------------------------------------------------------------------------------------------------------------




Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley
Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Investment Fund

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Andrew J. Iseman_________
        Andrew J. Iseman,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: September 28, 2007

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: September 28, 2007